UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds® -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035,
2040, 2045, 2050 - Class A, Class T, Class B and Class C

Fidelity Advisor Freedom® 2055 Fund -
Class A, Class T, and Class C

Semiannual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011), except for Advisor Freedom 2055. For Advisor Freedom 2055, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to September 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 976.20	$ 1.24B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 975.00	$ 2.47B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 972.40	$ 4.93B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 971.70	$ 4.93B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 977.40	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 935.30	$ 1.21B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 933.90	$ 2.42B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 931.40	$ 4.83B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 930.80	$ 4.83B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 935.40	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 918.00	$ 1.20B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 917.10	$ 2.40B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 915.60	$ 4.79B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 915.60	$ 4.79B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 919.70	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 916.80	$ 1.20B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 915.40	$ 2.39B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 913.30	$ 4.78B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 913.20	$ 4.78B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 917.70	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 898.40	$ 1.19B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 897.00	$ 2.37B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 894.50	$ 4.74B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 895.20	$ 4.74B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 898.80	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 876.20	$ 1.17B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 875.00	$ 2.34B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 872.80	$ 4.68B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 873.50	$ 4.68B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 876.70	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 867.60	$ 1.17B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 867.40	$ 2.33B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 864.80	$ 4.66B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 864.70	$ 4.66B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 869.30	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 846.40	$ 1.15B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 845.90	$ 2.31B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 843.60	$ 4.61B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 843.70	$ 4.61B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 847.60	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 844.20	$ 1.15B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 842.60	$ 2.30B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 840.60	$ 4.60B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 841.20	$ 4.60B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 845.20	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 837.80	$ 1.15B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 837.60	$ 2.30B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 835.10	$ 4.59B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 835.00	$ 4.59B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 839.80	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 830.10	$ 1.14B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 829.00	$ 2.29B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 826.30	$ 4.57B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 826.60	$ 4.57B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 831.30	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 832.00	$ .76 C
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26 B
Class T	.50%
Actual		$ 1,000.00	$ 832.00	$ 1.53 C
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53 B
Class C	1.00%
Actual		$ 1,000.00	$ 830.00	$ 3.05 C
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05 B
Institutional Class	.00%
Actual		$ 1,000.00	$ 833.00	$ .00 C
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00 B

A 5% return per year before expenses

B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the period June 1, 2011 to September 30, 2011).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.7	0.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.2	1.4
Fidelity Advisor Growth & Income Fund Institutional Class	1.7	1.9
Fidelity Advisor Large Cap Fund Institutional Class	1.7	1.9
Fidelity Advisor Small Cap Fund Institutional Class	0.6	0.7
Fidelity Series 100 Index Fund	1.5	1.6
Fidelity Series All-Sector Equity Fund	2.5	2.7
Fidelity Series Large Cap Value Fund	2.3	2.7
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
	12.1	13.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.2	0.8
Fidelity Advisor Overseas Fund Institutional Class	0.2	0.7
Fidelity Series International Growth Fund	1.6	1.4
Fidelity Series International Small Cap Fund	0.3	0.3
Fidelity Series International Value Fund	1.5	1.4
	3.8	4.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.0	0.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.4	0.1
Fidelity Series High Income Fund	4.7	4.9
	5.1	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.2	10.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.1	4.4
Fidelity Series Investment Grade Bond Fund	20.5	20.0
	24.6	24.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	20.0	19.7
Fidelity Institutional Money Market Portfolio Institutional Class	21.5	20.2
	41.5	39.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.7%
Domestic Equity Funds	12.1%
Developed International Equity Funds	3.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	11.2%
Investment Grade Bond Funds	24.6%
Short-Term Funds	41.5%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	13.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.9%
Investment Grade Bond Funds	24.4%
Short-Term Funds	39.9%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.8%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	225,432	$ 2,008,596
Domestic Equity Funds - 12.1%
Fidelity Advisor Equity Growth Fund Institutional Class	63,233	3,315,950
Fidelity Advisor Growth & Income Fund Institutional Class	302,717	4,707,253
Fidelity Advisor Large Cap Fund Institutional Class	279,472	4,583,334
Fidelity Advisor Small Cap Fund Institutional Class	75,518	1,664,406
Fidelity Series 100 Index Fund	511,900	4,115,678
Fidelity Series All-Sector Equity Fund	602,384	6,620,203
Fidelity Series Large Cap Value Fund	656,369	6,340,526
Fidelity Series Small Cap Opportunities Fund	170,364	1,540,091
TOTAL DOMESTIC EQUITY FUNDS		32,887,441
TOTAL DOMESTIC EQUITY FUNDS (Cost $34,240,397)		34,896,037
International Equity Funds - 4.8%

Developed International Equity Funds - 3.8%
Fidelity Advisor Diversified International Fund Institutional Class	40,346	540,228
Fidelity Advisor Overseas Fund Institutional Class	36,145	534,587
Fidelity Series International Growth Fund	455,747	4,338,707
Fidelity Series International Small Cap Fund	94,534	968,026
Fidelity Series International Value Fund	513,612	4,098,623
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		10,480,171
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund	193,695	2,752,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,762,844)		13,232,577
Bond Funds - 40.9%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund	131,752	$ 1,258,231
Fidelity Series High Income Fund	1,410,792	12,739,452
TOTAL HIGH YIELD BOND FUNDS		13,997,683
Inflation-Protected Bond Funds - 11.2%
Fidelity Series Inflation-Protected Bond Index Fund	2,698,865	30,470,184
Investment Grade Bond Funds - 24.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,217,160	11,222,218
Fidelity Series Investment Grade Bond Fund	4,709,501	55,948,872
TOTAL INVESTMENT GRADE BOND FUNDS		67,171,090
TOTAL BOND FUNDS (Cost $105,477,081)		111,638,957
Short-Term Funds - 41.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,886,817	54,453,057
Fidelity Institutional Money Market Portfolio Institutional Class	58,615,519	58,615,519
TOTAL SHORT-TERM FUNDS (Cost $112,868,639)		113,068,576
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $267,348,961)	272,836,147
NET OTHER ASSETS (LIABILITIES) - 0.0%	(72,775)
NET ASSETS - 100%	$ 272,763,372
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $1,843,340 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $267,348,961) - See accompanying schedule		$ 272,836,147
Receivable for investments sold		155,779
Receivable for fund shares sold		792,520
Total assets		273,784,446

Liabilities
Payable for investments purchased	$ 600,498
Payable for fund shares redeemed	347,849
Distribution and service plan fees payable	72,727
Total liabilities		1,021,074

Net Assets		$ 272,763,372
Net Assets consist of:
Paid in capital		$ 268,876,908
Undistributed net investment income		300,335
Accumulated undistributed net realized gain (loss) on investments		(1,901,057)
Net unrealized appreciation (depreciation) on investments		5,487,186
Net Assets		$ 272,763,372

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($156,516,219 ÷ 14,868,439 shares)		$ 10.53

Maximum offering price per share (100/94.25 of $10.53)		$ 11.17
Class T: Net Asset Value and redemption price per share ($54,805,792 ÷ 5,210,418 shares)		$ 10.52

Maximum offering price per share (100/96.50 of $10.52)		$ 10.90
Class B: Net Asset Value and offering price per share ($3,187,369 ÷ 303,125 shares)A		$ 10.52

Class C: Net Asset Value and offering price per share ($15,981,845 ÷ 1,520,671 shares)A		$ 10.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,272,147 ÷ 4,008,045 shares)		$ 10.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,886,507

Expenses
Distribution and service plan fees	$ 444,172
Independent trustees' compensation	476
Total expenses before reductions	444,648
Expense reductions	(476)	444,172
Net investment income (loss)		1,442,335
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	443,156
Capital gain distributions from underlying funds	428,687
Total net realized gain (loss)		871,843
Change in net unrealized appreciation (depreciation) on underlying funds		(9,261,480)
Net gain (loss)		(8,389,637)
Net increase (decrease) in net assets resulting from operations		$ (6,947,302)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,442,335	$ 3,526,559
Net realized gain (loss)	871,843	4,033,665
Change in net unrealized appreciation (depreciation)	(9,261,480)	9,997,963
Net increase (decrease) in net assets resulting from operations	(6,947,302)	17,558,187
Distributions to shareholders from net investment income	(1,364,243)	(3,602,671)
Distributions to shareholders from net realized gain	(150,124)	(1,619,868)
Total distributions	(1,514,367)	(5,222,539)
Share transactions - net increase (decrease)	12,966,707	23,030,339
Total increase (decrease) in net assets	4,505,038	35,365,987

Net Assets
Beginning of period	268,258,334	232,892,347
End of period (including undistributed net investment income of $300,335 and undistributed net investment income of $222,243, respectively)	$ 272,763,372	$ 268,258,334

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52
Income from Investment Operations
Net investment income (loss) E	.06	.16	.22	.29	.40	.36
Net realized and unrealized gain (loss)	(.32)	.57	1.66	(1.60)	(.21)	.29
Total from investment operations	(.26)	.73	1.88	(1.31)	.19	.65
Distributions from net investment income	(.06)	(.16)	(.22)	(.30)	(.40)	(.35)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.06) J	(.23)	(.27) I	(.41)	(.47) H	(.43)
Net asset value, end of period	$ 10.53	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74
Total Return B,C,D	(2.38)%	7.11%	21.74%	(12.78)%	1.73%	6.38%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.12% A	1.48%	2.19%	3.03%	3.77%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,516	$ 157,695	$ 142,691	$ 93,865	$ 87,469	$ 49,721
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51
Income from Investment Operations
Net investment income (loss) E	.05	.13	.19	.27	.38	.34
Net realized and unrealized gain (loss)	(.32)	.57	1.67	(1.61)	(.22)	.29
Total from investment operations	(.27)	.70	1.86	(1.34)	.16	.63
Distributions from net investment income	(.04)	(.13)	(.19)	(.27)	(.38)	(.33)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.05)	(.20)	(.25) I	(.38)	(.44) H	(.41)
Net asset value, end of period	$ 10.52	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73
Total Return B,C,D	(2.50)%	6.85%	21.47%	(13.03)%	1.48%	6.11%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.87% A	1.23%	1.94%	2.78%	3.52%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,806	$ 57,404	$ 52,047	$ 42,675	$ 44,882	$ 39,739
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50
Income from Investment Operations
Net investment income (loss) E	.02	.08	.14	.22	.32	.29
Net realized and unrealized gain (loss)	(.32)	.58	1.67	(1.60)	(.21)	.28
Total from investment operations	(.30)	.66	1.81	(1.38)	.11	.57
Distributions from net investment income	(.02)	(.08)	(.14)	(.23)	(.32)	(.27)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.02) J	(.15)	(.20) I	(.34)	(.39) H	(.35)
Net asset value, end of period	$ 10.52	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72
Total Return B,C,D	(2.76)%	6.39%	20.86%	(13.48)%	.97%	5.57%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37% A	.73%	1.44%	2.28%	3.02%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,187	$ 3,938	$ 5,319	$ 4,282	$ 5,539	$ 4,993
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share. J Total distributions of $.02 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50
Income from Investment Operations
Net investment income (loss) E	.02	.08	.14	.22	.32	.29
Net realized and unrealized gain (loss)	(.33)	.58	1.67	(1.60)	(.21)	.27
Total from investment operations	(.31)	.66	1.81	(1.38)	.11	.56
Distributions from net investment income	(.02)	(.08)	(.14)	(.22)	(.32)	(.27)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.02) J	(.15)	(.20) I	(.33)	(.39) H	(.35)
Net asset value, end of period	$ 10.51	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71
Total Return B,C,D	(2.83)%	6.42%	20.83%	(13.41)%	.97%	5.48%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37% A	.73%	1.44%	2.28%	3.02%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,982	$ 16,581	$ 14,697	$ 11,362	$ 14,718	$ 13,279
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share. J Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53
Income from Investment Operations
Net investment income (loss) D	.07	.18	.24	.31	.43	.39
Net realized and unrealized gain (loss)	(.31)	.57	1.68	(1.61)	(.21)	.30
Total from investment operations	(.24)	.75	1.92	(1.30)	.22	.69
Distributions from net investment income	(.07)	(.19)	(.24)	(.32)	(.43)	(.38)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.08)	(.25) J	(.30) I	(.43)	(.50) H	(.46)
Net asset value, end of period	$ 10.55	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76
Total Return B,C	(2.26)%	7.36%	22.16%	(12.63)%	2.00%	6.72%
Ratios to Average Net Assets E,G
Expenses before reductionsF	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.37% A	1.73%	2.44%	3.28%	4.02%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,272	$ 32,640	$ 18,137	$ 8,461	$ 9,119	$ 2,800
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01% G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.2	3.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.4	2.6
Fidelity Advisor Growth & Income Fund Institutional Class	3.4	3.7
Fidelity Advisor Large Cap Fund Institutional Class	3.4	3.6
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.4
Fidelity Series 100 Index Fund	3.0	3.2
Fidelity Series All-Sector Equity Fund	4.8	5.3
Fidelity Series Large Cap Value Fund	4.6	5.3
Fidelity Series Small Cap Opportunities Fund	1.1	1.3
	23.9	26.4
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.4	1.5
Fidelity Advisor Overseas Fund Institutional Class	0.4	1.5
Fidelity Series International Growth Fund	3.2	2.9
Fidelity Series International Small Cap Fund	0.7	0.5
Fidelity Series International Value Fund	3.0	2.8
	7.7	9.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.7	4.8
	5.2	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.4	9.0
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.8	4.0
Fidelity Series Investment Grade Bond Fund	18.8	18.3
	22.6	22.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	12.4	10.9
Fidelity Institutional Money Market Portfolio Institutional Class	13.6	12.0
	26.0	22.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.2%
Domestic Equity Funds	23.9%
Developed International Equity Funds	7.7%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.4%
Investment Grade Bond Funds	22.6%
Short-Term Funds	26.0%

Six months ago
Commodity Funds	3.6%
Domestic Equity Funds	26.4%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.3%
Short-Term Funds	22.9%

Expected
Commodity Funds	4.2%
Domestic Equity Funds	23.6%
Developed International Equity Funds	8.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	20.1%
Short-Term Funds	27.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.1%
	Shares	Value
Commodity Funds - 3.2%
Fidelity Series Commodity Strategy Fund	850,732	$ 7,580,023
Domestic Equity Funds - 23.9%
Fidelity Advisor Equity Growth Fund Institutional Class	110,110	5,774,166
Fidelity Advisor Growth & Income Fund Institutional Class	527,034	8,195,382
Fidelity Advisor Large Cap Fund Institutional Class	486,500	7,978,601
Fidelity Advisor Small Cap Fund Institutional Class	131,474	2,897,683
Fidelity Series 100 Index Fund	891,369	7,166,606
Fidelity Series All-Sector Equity Fund	1,048,838	11,526,727
Fidelity Series Large Cap Value Fund	1,142,305	11,034,669
Fidelity Series Small Cap Opportunities Fund	296,483	2,680,205
TOTAL DOMESTIC EQUITY FUNDS		57,254,039
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,356,184)		64,834,062
International Equity Funds - 9.7%

Developed International Equity Funds - 7.7%
Fidelity Advisor Diversified International Fund Institutional Class	68,887	922,393
Fidelity Advisor Overseas Fund Institutional Class	61,703	912,588
Fidelity Series International Growth Fund	805,505	7,668,408
Fidelity Series International Small Cap Fund	166,900	1,709,053
Fidelity Series International Value Fund	890,334	7,104,864
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		18,317,306
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	342,613	4,868,533
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,646,388)		23,185,839
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund	116,797	$ 1,115,410
Fidelity Series High Income Fund	1,256,101	11,342,595
TOTAL HIGH YIELD BOND FUNDS		12,458,005
Inflation-Protected Bond Funds - 9.4%
Fidelity Series Inflation-Protected Bond Index Fund	2,000,991	22,591,188
Investment Grade Bond Funds - 22.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	996,811	9,190,600
Fidelity Series Investment Grade Bond Fund	3,790,056	45,025,867
TOTAL INVESTMENT GRADE BOND FUNDS		54,216,467
TOTAL BOND FUNDS (Cost $84,933,482)		89,265,660
Short-Term Funds - 26.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,230,181	29,879,171
Fidelity Institutional Money Market Portfolio Institutional Class	32,515,748	32,515,748
TOTAL SHORT-TERM FUNDS (Cost $62,154,620)		62,394,919
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $238,090,674)	239,680,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	(53,204)
NET ASSETS - 100%	$ 239,627,276
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $10,668,320 of which $5,987,852 and $4,680,468 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $238,090,674) - See accompanying schedule		$ 239,680,480
Cash		9
Receivable for investments sold		627,009
Receivable for fund shares sold		456,970
Total assets		240,764,468

Liabilities
Payable for investments purchased	$ 174,415
Payable for fund shares redeemed	909,595
Distribution and service plan fees payable	53,182
Total liabilities		1,137,192

Net Assets		$ 239,627,276
Net Assets consist of:
Paid in capital		$ 248,081,305
Undistributed net investment income		1,116,320
Accumulated undistributed net realized gain (loss) on investments		(11,160,155)
Net unrealized appreciation (depreciation) on investments		1,589,806
Net Assets		$ 239,627,276

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($173,152,402 ÷ 16,217,289 shares)		$ 10.68

Maximum offering price per share (100/94.25 of $10.68)		$ 11.33
Class T: Net Asset Value and redemption price per share ($18,454,465 ÷ 1,729,547 shares)		$ 10.67

Maximum offering price per share (100/96.50 of $10.67)		$ 11.06
Class B: Net Asset Value and offering price per share ($1,778,019 ÷ 166,825 shares)A		$ 10.66

Class C: Net Asset Value and offering price per share ($7,690,476 ÷ 723,290 shares)A		$ 10.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,551,914 ÷ 3,588,378 shares)		$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,438,489

Expenses
Distribution and service plan fees	$ 327,171
Independent trustees' compensation	429
Total expenses before reductions	327,600
Expense reductions	(429)	327,171
Net investment income (loss)		1,111,318
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,459
Capital gain distributions from underlying funds	1,593,922
Total net realized gain (loss)		1,614,381
Change in net unrealized appreciation (depreciation) on underlying funds		(19,334,039)
Net gain (loss)		(17,719,658)
Net increase (decrease) in net assets resulting from operations		$ (16,608,340)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,111,318	$ 2,939,394
Net realized gain (loss)	1,614,381	209,631
Change in net unrealized appreciation (depreciation)	(19,334,039)	19,795,837
Net increase (decrease) in net assets resulting from operations	(16,608,340)	22,944,862
Distributions to shareholders from net investment income	(402,515)	(3,045,204)
Distributions to shareholders from net realized gain	(269,729)	(1,765,154)
Total distributions	(672,244)	(4,810,358)
Share transactions - net increase (decrease)	11,777,689	17,262,825
Total increase (decrease) in net assets	(5,502,895)	35,397,329

Net Assets
Beginning of period	245,130,171	209,732,842
End of period (including undistributed net investment income of $1,116,320 and undistributed net investment income of $407,517, respectively)	$ 239,627,276	$ 245,130,171

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.05	.15	.20	.27	.33	.28
Net realized and unrealized gain (loss)	(.79)	.97	2.53	(3.06)	(.34)	.63
Total from investment operations	(.74)	1.12	2.73	(2.79)	(.01)	.91
Distributions from net investment income	(.02)	(.15)	(.19)	(.28)	(.26)	(.23)
Distributions from net realized gain	(.01)	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.03)	(.24)	(.26)	(.51)	(.42)	(.41)
Net asset value, end of period	$ 10.68	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83
Total Return B,C,D	(6.47)%	10.72%	33.91%	(25.09)%	(.23)%	8.21%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.91% A	1.37%	2.01%	2.75%	2.74%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,152	$ 177,385	$ 155,482	$ 88,593	$ 98,483	$ 49,418
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31
Income from Investment Operations
Net investment income (loss) E	.04	.12	.17	.25	.30	.25
Net realized and unrealized gain (loss)	(.79)	.97	2.54	(3.06)	(.33)	.63
Total from investment operations	(.75)	1.09	2.71	(2.81)	(.03)	.88
Distributions from net investment income	(.01)	(.12)	(.17)	(.25)	(.23)	(.20)
Distributions from net realized gain	(.01)	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.03) H	(.21)	(.24)	(.48)	(.39)	(.38)
Net asset value, end of period	$ 10.67	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81
Total Return B,C,D	(6.61)%	10.42%	33.61%	(25.27)%	(.44)%	7.95%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.66% A	1.12%	1.76%	2.50%	2.49%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,454	$ 21,658	$ 23,113	$ 14,437	$ 20,837	$ 20,289
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.013 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28
Income from Investment Operations
Net investment income (loss) E	.01	.07	.12	.20	.24	.20
Net realized and unrealized gain (loss)	(.79)	.97	2.53	(3.06)	(.33)	.62
Total from investment operations	(.78)	1.04	2.65	(2.86)	(.09)	.82
Distributions from net investment income	-	(.07)	(.11)	(.19)	(.16)	(.14)
Distributions from net realized gain	(.01)	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.01)	(.15) H	(.18)	(.42)	(.32)	(.32)
Net asset value, end of period	$ 10.66	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78
Total Return B,C,D	(6.86)%	9.94%	32.90%	(25.69)%	(.89)%	7.40%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.16% A	.62%	1.26%	2.00%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,778	$ 2,338	$ 2,986	$ 2,692	$ 4,348	$ 3,974
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27
Income from Investment Operations
Net investment income (loss) E	.01	.07	.12	.20	.24	.20
Net realized and unrealized gain (loss)	(.80)	.97	2.53	(3.04)	(.33)	.62
Total from investment operations	(.79)	1.04	2.65	(2.84)	(.09)	.82
Distributions from net investment income	-	(.07)	(.12)	(.19)	(.17)	(.15)
Distributions from net realized gain	-	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	-	(.16)	(.19)	(.42)	(.33)	(.33)
Net asset value, end of period	$ 10.63	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76
Total Return B,C,D	(6.92)%	9.91%	32.90%	(25.61)%	(.91)%	7.36%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.16% A	.62%	1.26%	2.00%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,690	$ 8,679	$ 9,377	$ 6,761	$ 11,052	$ 9,107
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37
Income from Investment Operations
Net investment income (loss) D	.07	.18	.22	.29	.35	.31
Net realized and unrealized gain (loss)	(.81)	.98	2.55	(3.07)	(.32)	.62
Total from investment operations	(.74)	1.16	2.77	(2.78)	.03	.93
Distributions from net investment income	(.03)	(.18)	(.21)	(.31)	(.28)	(.25)
Distributions from net realized gain	(.01)	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.04)	(.27)	(.28)	(.54)	(.44)	(.43)
Net asset value, end of period	$ 10.74	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87
Total Return B,C	(6.46)%	11.02%	34.28%	(24.93)%	.12%	8.37%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.16% A	1.62%	2.26%	3.00%	2.99%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,552	$ 35,069	$ 18,775	$ 9,313	$ 9,645	$ 3,424
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.9	4.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.0	3.2
Fidelity Advisor Growth & Income Fund Institutional Class	4.3	4.4
Fidelity Advisor Large Cap Fund Institutional Class	4.1	4.3
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.6
Fidelity Series 100 Index Fund	3.7	3.8
Fidelity Series All-Sector Equity Fund	6.0	6.3
Fidelity Series Large Cap Value Fund	5.7	6.4
Fidelity Series Small Cap Opportunities Fund	1.4	1.6
	29.7	31.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.5	1.8
Fidelity Advisor Overseas Fund Institutional Class	0.5	1.8
Fidelity Series International Growth Fund	3.9	3.5
Fidelity Series International Small Cap Fund	0.9	0.7
Fidelity Series International Value Fund	3.7	3.3
	9.5	11.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.9	4.9
	5.4	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.2	9.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.8	4.7
Fidelity Series Investment Grade Bond Fund	22.1	21.0
	26.9	25.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.8	5.3
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	5.4
	11.9	10.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.9%
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	26.9%
Short-Term Funds	11.9%

Six months ago
Commodity Funds	4.4%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.7%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.5%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.9%
Short-Term Funds	11.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.6%
	Shares	Value
Commodity Funds - 3.9%
Fidelity Series Commodity Strategy Fund	3,452,852	$ 30,764,909
Domestic Equity Funds - 29.7%
Fidelity Advisor Equity Growth Fund Institutional Class	453,136	23,762,463
Fidelity Advisor Growth & Income Fund Institutional Class	2,168,728	33,723,723
Fidelity Advisor Large Cap Fund Institutional Class	2,001,929	32,831,630
Fidelity Advisor Small Cap Fund Institutional Class	541,075	11,925,291
Fidelity Series 100 Index Fund	3,668,034	29,490,994
Fidelity Series All-Sector Equity Fund	4,316,189	47,434,914
Fidelity Series Large Cap Value Fund	4,700,272	45,404,627
Fidelity Series Small Cap Opportunities Fund	1,220,107	11,029,764
TOTAL DOMESTIC EQUITY FUNDS		235,603,406
TOTAL DOMESTIC EQUITY FUNDS (Cost $267,366,656)		266,368,315
International Equity Funds - 12.0%

Developed International Equity Funds - 9.5%
Fidelity Advisor Diversified International Fund Institutional Class	287,307	3,847,042
Fidelity Advisor Overseas Fund Institutional Class	257,387	3,806,760
Fidelity Series International Growth Fund	3,256,720	31,003,974
Fidelity Series International Small Cap Fund	676,061	6,922,861
Fidelity Series International Value Fund	3,689,060	29,438,703
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		75,019,340
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	1,380,883	19,622,347
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $104,325,182)		94,641,687
Bond Funds - 42.5%
	Shares	Value
High Yield Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund	386,161	$ 3,687,835
Fidelity Series High Income Fund	4,317,213	38,984,431
TOTAL HIGH YIELD BOND FUNDS		42,672,266
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund	7,111,568	80,289,607
Investment Grade Bond Funds - 26.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,145,972	38,225,861
Fidelity Series Investment Grade Bond Fund	14,727,417	174,961,716
TOTAL INVESTMENT GRADE BOND FUNDS		213,187,577
TOTAL BOND FUNDS (Cost $319,707,087)		336,149,450
Short-Term Funds - 11.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,979,343	46,058,926
Fidelity Institutional Money Market Portfolio Institutional Class	48,452,351	48,452,351
TOTAL SHORT-TERM FUNDS (Cost $94,452,735)		94,511,277
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $785,851,660)	791,670,729
NET OTHER ASSETS (LIABILITIES) - 0.0%	(204,491)
NET ASSETS - 100%	$ 791,466,238
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $64,568,962 of which $30,891,938, $3,389,708 and $30,287,316 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $785,851,660) - See accompanying schedule		$ 791,670,729
Receivable for investments sold		845,974
Receivable for fund shares sold		922,561
Total assets		793,439,264

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased	539,589
Payable for fund shares redeemed	1,229,145
Distribution and service plan fees payable	204,285
Total liabilities		1,973,026

Net Assets		$ 791,466,238
Net Assets consist of:
Paid in capital		$ 840,000,480
Undistributed net investment income		3,709,211
Accumulated undistributed net realized gain (loss) on investments		(58,062,522)
Net unrealized appreciation (depreciation) on investments		5,819,069
Net Assets		$ 791,466,238

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($495,806,899 ÷ 45,428,398 shares)		$ 10.91

Maximum offering price per share (100/94.25 of $10.91)		$ 11.58
Class T: Net Asset Value and redemption price per share ($128,756,006 ÷ 11,840,477 shares)		$ 10.87

Maximum offering price per share (100/96.50 of $10.87)		$ 11.26
Class B: Net Asset Value and offering price per share ($11,167,306 ÷ 1,028,660 shares)A		$ 10.86

Class C: Net Asset Value and offering price per share ($37,189,852 ÷ 3,444,246 shares)A		$ 10.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($118,546,175 ÷ 10,812,026 shares)		$ 10.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,997,028

Expenses
Distribution and service plan fees	$ 1,307,066
Independent trustees' compensation	1,496
Total expenses before reductions	1,308,562
Expense reductions	(1,496)	1,307,066
Net investment income (loss)		3,689,962
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,110,312
Capital gain distributions from underlying funds	6,428,080
Total net realized gain (loss)		9,538,392
Change in net unrealized appreciation (depreciation) on underlying funds		(83,862,771)
Net gain (loss)		(74,324,379)
Net increase (decrease) in net assets resulting from operations		$ (70,634,417)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,689,962	$ 10,681,714
Net realized gain (loss)	9,538,392	(1,917,031)
Change in net unrealized appreciation (depreciation)	(83,862,771)	84,401,786
Net increase (decrease) in net assets resulting from operations	(70,634,417)	93,166,469
Distributions to shareholders from net investment income	(1,336,075)	(11,199,702)
Distributions to shareholders from net realized gain	(1,148,656)	(7,306,833)
Total distributions	(2,484,731)	(18,506,535)
Share transactions - net increase (decrease)	(635,160)	(36,738,583)
Total increase (decrease) in net assets	(73,754,308)	37,921,351

Net Assets
Beginning of period	865,220,546	827,299,195
End of period (including undistributed net investment income of $3,709,211 and undistributed net investment income of $1,355,324, respectively)	$ 791,466,238	$ 865,220,546

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.05	.15	.21	.27	.33	.29
Net realized and unrealized gain (loss)	(1.02)	1.17	2.76	(3.28)	(.34)	.66
Total from investment operations	(.97)	1.32	2.97	(3.01)	(.01)	.95
Distributions from net investment income	(.02)	(.17)	(.21)	(.28)	(.30)	(.26)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.04)	(.27)	(.29) H	(.58)	(.49)	(.46)
Net asset value, end of period	$ 10.91	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28
Total Return B,C,D	(8.20)%	12.27%	36.51%	(26.36)%	(.27)%	8.22%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.92% A	1.38%	2.04%	2.77%	2.66%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,807	$ 536,999	$ 478,025	$ 339,203	$ 377,118	$ 248,500
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75
Income from Investment Operations
Net investment income (loss) E	.04	.13	.18	.25	.30	.26
Net realized and unrealized gain (loss)	(1.02)	1.15	2.76	(3.28)	(.34)	.66
Total from investment operations	(.98)	1.28	2.94	(3.03)	(.04)	.92
Distributions from net investment income	(.01)	(.13)	(.19)	(.25)	(.27)	(.23)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.03)	(.23)	(.27) H	(.55)	(.46)	(.43)
Net asset value, end of period	$ 10.87	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24
Total Return B,C,D	(8.29)%	11.95%	36.19%	(26.57)%	(.52)%	8.00%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.67% A	1.13%	1.79%	2.52%	2.41%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,756	$ 152,126	$ 204,059	$ 163,842	$ 216,732	$ 194,563
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.20	.24	.20
Net realized and unrealized gain (loss)	(1.01)	1.15	2.76	(3.26)	(.35)	.66
Total from investment operations	(1.00)	1.22	2.89	(3.06)	(.11)	.86
Distributions from net investment income	-	(.07)	(.13)	(.19)	(.20)	(.17)
Distributions from net realized gain	(.01)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.01)	(.17)	(.22) H	(.49)	(.39)	(.37)
Net asset value, end of period	$ 10.86	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20
Total Return B,C,D	(8.44)%	11.37%	35.54%	(26.92)%	(1.04)%	7.47%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.17% A	.63%	1.29%	2.03%	1.91%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,167	$ 15,842	$ 22,468	$ 19,950	$ 34,137	$ 34,834
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.20	.23	.20
Net realized and unrealized gain (loss)	(1.01)	1.14	2.74	(3.25)	(.33)	.66
Total from investment operations	(1.00)	1.21	2.87	(3.05)	(.10)	.86
Distributions from net investment income	-	(.08)	(.14)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.01)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.01)	(.18)	(.22) H	(.49)	(.40)	(.38)
Net asset value, end of period	$ 10.80	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17
Total Return B,C,D	(8.44)%	11.33%	35.45%	(26.88)%	(.97)%	7.45%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.17% A	.63%	1.29%	2.02%	1.91%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,190	$ 44,764	$ 47,178	$ 37,524	$ 58,378	$ 47,918
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.07	.18	.23	.30	.36	.32
Net realized and unrealized gain (loss)	(1.03)	1.17	2.78	(3.30)	(.34)	.67
Total from investment operations	(.96)	1.35	3.01	(3.00)	.02	.99
Distributions from net investment income	(.03)	(.20)	(.23)	(.30)	(.33)	(.29)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.04) H	(.30)	(.32) G	(.60)	(.52)	(.49)
Net asset value, end of period	$ 10.96	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32
Total Return B,C	(8.03)%	12.50%	36.80%	(26.16)%	(.05)%	8.52%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.17% A	1.63%	2.29%	3.02%	2.91%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,546	$ 115,490	$ 75,569	$ 41,737	$ 39,922	$ 21,580
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share. H Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.016 per share. I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.0	4.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.1	3.2
Fidelity Advisor Growth & Income Fund Institutional Class	4.4	4.5
Fidelity Advisor Large Cap Fund Institutional Class	4.3	4.5
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.7
Fidelity Series 100 Index Fund	3.8	3.9
Fidelity Series All-Sector Equity Fund	6.2	6.4
Fidelity Series Large Cap Value Fund	5.9	6.5
Fidelity Series Small Cap Opportunities Fund	1.4	1.6
	30.6	32.3
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.5	1.9
Fidelity Advisor Overseas Fund Institutional Class	0.5	1.9
Fidelity Series International Growth Fund	4.1	3.5
Fidelity Series International Small Cap Fund	0.9	0.7
Fidelity Series International Value Fund	3.8	3.4
	9.8	11.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.9	4.9
	5.4	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.5	8.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.8	4.7
Fidelity Series Investment Grade Bond Fund	22.8	21.7
	27.6	26.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	4.7
Fidelity Institutional Money Market Portfolio Institutional Class	5.4	4.8
	10.6	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.0%
Domestic Equity Funds	30.6%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	27.6%
Short-Term Funds	10.6%

Six months ago
Commodity Funds	4.5%
Domestic Equity Funds	32.3%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	26.4%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.6%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.6%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	6,688,151	$ 59,591,424
Domestic Equity Funds - 30.6%
Fidelity Advisor Equity Growth Fund Institutional Class	869,873	45,616,127
Fidelity Advisor Growth & Income Fund Institutional Class	4,163,475	64,742,032
Fidelity Advisor Large Cap Fund Institutional Class	3,843,451	63,032,594
Fidelity Advisor Small Cap Fund Institutional Class	1,038,693	22,892,783
Fidelity Series 100 Index Fund	7,041,498	56,613,644
Fidelity Series All-Sector Equity Fund	8,285,960	91,062,705
Fidelity Series Large Cap Value Fund	9,025,125	87,182,710
Fidelity Series Small Cap Opportunities Fund	2,342,611	21,177,206
TOTAL DOMESTIC EQUITY FUNDS		452,319,801
TOTAL DOMESTIC EQUITY FUNDS (Cost $527,835,616)		511,911,225
International Equity Funds - 12.3%

Developed International Equity Funds - 9.8%
Fidelity Advisor Diversified International Fund Institutional Class	565,505	7,572,117
Fidelity Advisor Overseas Fund Institutional Class	506,773	7,495,173
Fidelity Series International Growth Fund	6,320,241	60,168,692
Fidelity Series International Small Cap Fund	1,310,086	13,415,281
Fidelity Series International Value Fund	7,048,576	56,247,640
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		144,898,903
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	2,682,924	38,124,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $201,763,247)		183,023,252
Bond Funds - 42.5%
	Shares	Value
High Yield Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund	727,345	$ 6,946,148
Fidelity Series High Income Fund	8,060,054	72,782,284
TOTAL HIGH YIELD BOND FUNDS		79,728,432
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund	12,512,912	141,270,778
Investment Grade Bond Funds - 27.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,644,960	70,486,529
Fidelity Series Investment Grade Bond Fund	28,491,241	338,475,941
TOTAL INVESTMENT GRADE BOND FUNDS		408,962,470
TOTAL BOND FUNDS (Cost $601,319,322)		629,961,680
Short-Term Funds - 10.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,316,754	76,929,973
Fidelity Institutional Money Market Portfolio Institutional Class	79,527,952	79,527,952
TOTAL SHORT-TERM FUNDS (Cost $155,807,017)		156,457,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,486,725,202)	1,481,354,082
NET OTHER ASSETS (LIABILITIES) - 0.0%	(364,398)
NET ASSETS - 100%	$ 1,480,989,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $70,260,528 of which $35,532,008 and $34,728,520 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,486,725,202) - See accompanying schedule		$ 1,481,354,082
Receivable for investments sold		1,262,275
Receivable for fund shares sold		2,244,804
Total assets		1,484,861,161

Liabilities
Payable for investments purchased	$ 1,139,952
Payable for fund shares redeemed	2,367,226
Distribution and service plan fees payable	364,299
Total liabilities		3,871,477

Net Assets		$ 1,480,989,684
Net Assets consist of:
Paid in capital		$ 1,539,868,275
Undistributed net investment income		7,007,839
Accumulated undistributed net realized gain (loss) on investments		(60,515,310)
Net unrealized appreciation (depreciation) on investments		(5,371,120)
Net Assets		$ 1,480,989,684

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($946,361,450 ÷ 87,252,713 shares)		$ 10.85

Maximum offering price per share (100/94.25 of $10.85)		$ 11.51
Class T: Net Asset Value and redemption price per share ($196,915,019 ÷ 18,195,740 shares)		$ 10.82

Maximum offering price per share (100/96.50 of $10.82)		$ 11.21
Class B: Net Asset Value and offering price per share ($25,076,069 ÷ 2,326,359 shares)A		$ 10.78

Class C: Net Asset Value and offering price per share ($63,526,817 ÷ 5,908,958 shares)A		$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($249,110,329 ÷ 22,806,721 shares)		$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,309,959

Expenses
Distribution and service plan fees	$ 2,308,660
Independent trustees' compensation	2,754
Total expenses before reductions	2,311,414
Expense reductions	(2,754)	2,308,660
Net investment income (loss)		7,001,299
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,580,710
Capital gain distributions from underlying funds	12,388,581
Total net realized gain (loss)		13,969,291
Change in net unrealized appreciation (depreciation) on underlying funds		(156,194,470)
Net gain (loss)		(142,225,179)
Net increase (decrease) in net assets resulting from operations		$ (135,223,880)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,001,299	$ 18,907,492
Net realized gain (loss)	13,969,291	(550,494)
Change in net unrealized appreciation (depreciation)	(156,194,470)	148,398,468
Net increase (decrease) in net assets resulting from operations	(135,223,880)	166,755,466
Distributions to shareholders from net investment income	(2,515,888)	(19,322,604)
Distributions to shareholders from net realized gain	(2,143,958)	(12,721,165)
Total distributions	(4,659,846)	(32,043,769)
Share transactions - net increase (decrease)	37,999,010	154,535,312
Total increase (decrease) in net assets	(101,884,716)	289,247,009

Net Assets
Beginning of period	1,582,874,400	1,293,627,391
End of period (including undistributed net investment income of $7,007,839 and undistributed net investment income of $2,522,428, respectively)	$ 1,480,989,684	$ 1,582,874,400

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84
Income from Investment Operations
Net investment income (loss) E	.05	.16	.20	.26	.31	.26
Net realized and unrealized gain (loss)	(1.03)	1.16	2.84	(3.47)	(.35)	.74
Total from investment operations	(.98)	1.32	3.04	(3.21)	(.04)	1.00
Distributions from net investment income	(.02)	(.16)	(.20)	(.26)	(.27)	(.23)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.04)	(.26)	(.28) J	(.59) I	(.51) H	(.44)
Net asset value, end of period	$ 10.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40
Total Return B,C,D	(8.32)%	12.36%	37.95%	(28.01)%	(.53)%	8.56%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.93% A	1.42%	2.02%	2.69%	2.46%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,361	$ 1,004,955	$ 830,024	$ 477,641	$ 517,888	$ 291,783
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81
Income from Investment Operations
Net investment income (loss) E	.04	.13	.18	.24	.28	.23
Net realized and unrealized gain (loss)	(1.04)	1.16	2.82	(3.46)	(.36)	.75
Total from investment operations	(1.00)	1.29	3.00	(3.22)	(.08)	.98
Distributions from net investment income	(.01)	(.13)	(.17)	(.23)	(.23)	(.20)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.03)	(.23)	(.25) J	(.56) I	(.48) H	(.41)
Net asset value, end of period	$ 10.82	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38
Total Return B,C,D	(8.46)%	12.09%	37.53%	(28.13)%	(.89)%	8.40%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.68% A	1.17%	1.77%	2.44%	2.21%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,915	$ 236,106	$ 225,384	$ 162,439	$ 203,822	$ 186,106
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share. I Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.19	.21	.17
Net realized and unrealized gain (loss)	(1.03)	1.16	2.82	(3.44)	(.36)	.74
Total from investment operations	(1.02)	1.23	2.95	(3.25)	(.15)	.91
Distributions from net investment income	- H	(.07)	(.12)	(.17)	(.17)	(.14)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.02)	(.17)	(.21) K	(.50) J	(.41) I	(.35)
Net asset value, end of period	$ 10.78	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33
Total Return B,C,D	(8.67)%	11.51%	36.85%	(28.47)%	(1.37)%	7.83%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18% A	.67%	1.27%	1.94%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,076	$ 32,762	$ 35,932	$ 27,727	$ 43,608	$ 41,424
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share. J Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.19	.21	.17
Net realized and unrealized gain (loss)	(1.03)	1.15	2.82	(3.45)	(.35)	.74
Total from investment operations	(1.02)	1.22	2.95	(3.26)	(.14)	.91
Distributions from net investment income	- H	(.07)	(.13)	(.18)	(.18)	(.15)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.02)	(.17)	(.21) K	(.50) J	(.42) I	(.36)
Net asset value, end of period	$ 10.75	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32
Total Return B,C,D	(8.68)%	11.49%	36.97%	(28.53)%	(1.34)%	7.81%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18% A	.67%	1.27%	1.94%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,527	$ 70,396	$ 64,801	$ 46,942	$ 65,543	$ 56,686
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share. J Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89
Income from Investment Operations
Net investment income (loss) D	.07	.19	.23	.29	.34	.29
Net realized and unrealized gain (loss)	(1.05)	1.17	2.85	(3.50)	(.36)	.75
Total from investment operations	(.98)	1.36	3.08	(3.21)	(.02)	1.04
Distributions from net investment income	(.03)	(.19)	(.22)	(.29)	(.29)	(.25)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.04) K	(.29)	(.30) J	(.61) I	(.54) H	(.46)
Net asset value, end of period	$ 10.92	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47
Total Return B,C	(8.23)%	12.67%	38.30%	(27.85)%	(.42)%	8.90%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.18% A	1.67%	2.27%	2.94%	2.71%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,110	$ 238,655	$ 137,487	$ 77,998	$ 68,797	$ 39,631
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than ..01%. H Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share. I Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share. J Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.1	5.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.6	3.8
Fidelity Advisor Growth & Income Fund Institutional Class	5.1	5.3
Fidelity Advisor Large Cap Fund Institutional Class	5.0	5.2
Fidelity Advisor Small Cap Fund Institutional Class	1.8	2.0
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series All-Sector Equity Fund	7.1	7.6
Fidelity Series Large Cap Value Fund	6.8	7.7
Fidelity Series Small Cap Opportunities Fund	1.7	1.9
	35.5	38.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.6	2.2
Fidelity Advisor Overseas Fund Institutional Class	0.6	2.2
Fidelity Series International Growth Fund	4.7	4.2
Fidelity Series International Small Cap Fund	1.0	0.8
Fidelity Series International Value Fund	4.4	4.0
	11.3	13.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.1
Fidelity Series High Income Fund	6.5	6.3
	7.1	6.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	7.3	6.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.2	4.2
Fidelity Series Investment Grade Bond Fund	21.4	19.2
	25.6	23.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.5	1.9
Fidelity Institutional Money Market Portfolio Institutional Class	2.6	2.1
	5.1	4.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.1%
Domestic Equity Funds	35.5%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	7.3%
Investment Grade Bond Funds	25.6%
Short-Term Funds	5.1%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	38.0%
Developed International Equity Funds	13.4%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	6.4%
Inflation-Protected Bond Funds	6.7%
Investment Grade Bond Funds	23.4%
Short-Term Funds	4.0%

Expected
Commodity Funds	6.3%
Domestic Equity Funds	35.5%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.1%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	23.1%
Short-Term Funds	5.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund	13,435,634	$ 119,711,499
Domestic Equity Funds - 35.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,589,052	83,329,912
Fidelity Advisor Growth & Income Fund Institutional Class	7,605,992	118,273,179
Fidelity Advisor Large Cap Fund Institutional Class	7,021,979	115,160,450
Fidelity Advisor Small Cap Fund Institutional Class	1,897,495	41,820,787
Fidelity Series 100 Index Fund	12,862,558	103,414,970
Fidelity Series All-Sector Equity Fund	15,137,417	166,360,217
Fidelity Series Large Cap Value Fund	16,490,134	159,294,693
Fidelity Series Small Cap Opportunities Fund	4,280,770	38,698,162
TOTAL DOMESTIC EQUITY FUNDS		826,352,370
TOTAL DOMESTIC EQUITY FUNDS (Cost $957,132,597)		946,063,869
International Equity Funds - 14.3%

Developed International Equity Funds - 11.3%
Fidelity Advisor Diversified International Fund Institutional Class	1,039,552	13,919,600
Fidelity Advisor Overseas Fund Institutional Class	931,632	13,778,837
Fidelity Series International Growth Fund	11,493,332	109,416,523
Fidelity Series International Small Cap Fund	2,383,027	24,402,199
Fidelity Series International Value Fund	12,886,420	102,833,632
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		264,350,791
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	4,877,900	69,314,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $366,649,532)		333,665,744
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	1,446,406	$ 13,813,180
Fidelity Series High Income Fund	16,744,078	151,199,025
TOTAL HIGH YIELD BOND FUNDS		165,012,205
Inflation-Protected Bond Funds - 7.3%
Fidelity Series Inflation-Protected Bond Index Fund	15,181,914	171,403,812
Investment Grade Bond Funds - 25.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,653,109	98,221,663
Fidelity Series Investment Grade Bond Fund	41,843,999	497,106,714
TOTAL INVESTMENT GRADE BOND FUNDS		595,328,377
TOTAL BOND FUNDS (Cost $902,861,831)		931,744,394
Short-Term Funds - 5.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,222,958	57,562,360
Fidelity Institutional Money Market Portfolio Institutional Class	60,194,501	60,194,501
TOTAL SHORT-TERM FUNDS (Cost $117,172,069)		117,756,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,343,816,029)	2,329,230,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(583,173)
NET ASSETS - 100%	$ 2,328,647,695
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $159,878,472 of which $83,490,631 and $76,387,841 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,343,816,029) - See accompanying schedule		$ 2,329,230,868
Receivable for investments sold		3,403,916
Receivable for fund shares sold		2,621,549
Total assets		2,335,256,333

Liabilities
Payable for investments purchased	$ 2,133,077
Payable for fund shares redeemed	3,892,472
Distribution and service plan fees payable	583,089
Total liabilities		6,608,638

Net Assets		$ 2,328,647,695
Net Assets consist of:
Paid in capital		$ 2,467,273,819
Undistributed net investment income		10,406,124
Accumulated undistributed net realized gain (loss) on investments		(134,447,087)
Net unrealized appreciation (depreciation) on investments		(14,585,161)
Net Assets		$ 2,328,647,695

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,449,390,257 ÷ 130,024,635 shares)		$ 11.15

Maximum offering price per share (100/94.25 of $11.15)		$ 11.83
Class T: Net Asset Value and redemption price per share ($358,649,254 ÷ 32,206,305 shares)		$ 11.14

Maximum offering price per share (100/96.50 of $11.14)		$ 11.54
Class B: Net Asset Value and offering price per share ($46,592,548 ÷ 4,201,430 shares)A		$ 11.09

Class C: Net Asset Value and offering price per share ($88,217,870 ÷ 7,979,127 shares)A		$ 11.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($385,797,766 ÷ 34,381,681 shares)		$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,120,850

Expenses
Distribution and service plan fees	$ 3,719,965
Independent trustees' compensation	4,361
Total expenses before reductions	3,724,326
Expense reductions	(4,361)	3,719,965
Net investment income (loss)		10,400,885
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,818,699
Capital gain distributions from underlying funds	24,789,053
Total net realized gain (loss)		33,607,752
Change in net unrealized appreciation (depreciation) on underlying funds		(308,166,472)
Net gain (loss)		(274,558,720)
Net increase (decrease) in net assets resulting from operations		$ (264,157,835)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,400,885	$ 30,112,187
Net realized gain (loss)	33,607,752	(7,308,580)
Change in net unrealized appreciation (depreciation)	(308,166,472)	268,865,527
Net increase (decrease) in net assets resulting from operations	(264,157,835)	291,669,134
Distributions to shareholders from net investment income	(3,580,952)	(30,543,734)
Distributions to shareholders from net realized gain	(3,976,329)	(21,278,399)
Total distributions	(7,557,281)	(51,822,133)
Share transactions - net increase (decrease)	90,221,531	164,153,585
Total increase (decrease) in net assets	(181,493,585)	404,000,586

Net Assets
Beginning of period	2,510,141,280	2,106,140,694
End of period (including undistributed net investment income of $10,406,124 and undistributed net investment income of $3,586,191, respectively)	$ 2,328,647,695	$ 2,510,141,280

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85
Income from Investment Operations
Net investment income (loss) E	.05	.16	.20	.25	.28	.24
Net realized and unrealized gain (loss)	(1.31)	1.36	3.32	(4.33)	(.49)	.92
Total from investment operations	(1.26)	1.52	3.52	(4.08)	(.21)	1.16
Distributions from net investment income	(.02)	(.17)	(.19)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.04)	(.28)	(.28) I	(.68)	(.55)	(.52) H
Net asset value, end of period	$ 11.15	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49
Total Return B,C,D	(10.16)%	13.73%	44.32%	(33.34)%	(1.83)%	9.21%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.88% A	1.43%	1.92%	2.49%	2.07%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,449,390	$ 1,557,402	$ 1,238,015	$ 677,210	$ 811,992	$ 511,536
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.52 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.04	.13	.17	.23	.25	.21
Net realized and unrealized gain (loss)	(1.32)	1.37	3.32	(4.34)	(.49)	.92
Total from investment operations	(1.28)	1.50	3.49	(4.11)	(.24)	1.13
Distributions from net investment income	(.01)	(.13)	(.16)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.03)	(.25) J	(.25) I	(.65)	(.51)	(.49) H
Net asset value, end of period	$ 11.14	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47
Total Return B,C,D	(10.30)%	13.50%	44.02%	(33.56)%	(2.02)%	8.97%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.63% A	1.18%	1.67%	2.24%	1.82%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,649	$ 424,707	$ 488,097	$ 343,919	$ 458,465	$ 431,886
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.49 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78
Income from Investment Operations
Net investment income (loss) E	.01	.08	.12	.18	.18	.15
Net realized and unrealized gain (loss)	(1.32)	1.35	3.31	(4.31)	(.48)	.91
Total from investment operations	(1.31)	1.43	3.43	(4.13)	(.30)	1.06
Distributions from net investment income	-	(.08)	(.12)	(.16)	(.15)	(.13)
Distributions from net realized gain	(.01)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.01)	(.19)	(.20) I	(.59)	(.45)	(.43) H
Net asset value, end of period	$ 11.09	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41
Total Return B,C,D	(10.55)%	12.87%	43.34%	(33.87)%	(2.51)%	8.40%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.13% A	.68%	1.17%	1.74%	1.32%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,593	$ 61,856	$ 71,888	$ 52,871	$ 89,049	$ 85,981
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.43 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77
Income from Investment Operations
Net investment income (loss) E	.01	.08	.12	.18	.18	.15
Net realized and unrealized gain (loss)	(1.30)	1.34	3.31	(4.31)	(.49)	.91
Total from investment operations	(1.29)	1.42	3.43	(4.13)	(.31)	1.06
Distributions from net investment income	-	(.08)	(.12)	(.16)	(.15)	(.14)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.02)	(.19)	(.21) I	(.59)	(.45)	(.43) H
Net asset value, end of period	$ 11.06	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40
Total Return B,C,D	(10.48)%	12.89%	43.38%	(33.90)%	(2.56)%	8.45%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.13% A	.68%	1.17%	1.74%	1.32%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,218	$ 101,019	$ 93,237	$ 62,702	$ 95,224	$ 85,076
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.43 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share. I Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.07	.19	.22	.28	.32	.28
Net realized and unrealized gain (loss)	(1.33)	1.38	3.34	(4.35)	(.50)	.92
Total from investment operations	(1.26)	1.57	3.56	(4.07)	(.18)	1.20
Distributions from net investment income	(.03)	(.20)	(.21)	(.28)	(.28)	(.25)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.05)	(.31)	(.30) I	(.71)	(.58)	(.55) H
Net asset value, end of period	$ 11.22	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55
Total Return B,C	(10.12)%	14.09%	44.65%	(33.16)%	(1.62)%	9.47%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.13% A	1.68%	2.17%	2.74%	2.32%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,798	$ 365,157	$ 214,905	$ 105,660	$ 87,568	$ 38,153
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than ..01%. H Total distributions of $.55 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.4	6.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.2	4.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.0	6.1
Fidelity Advisor Large Cap Fund Institutional Class	5.9	6.1
Fidelity Advisor Small Cap Fund Institutional Class	2.1	2.3
Fidelity Series 100 Index Fund	5.3	5.2
Fidelity Series All-Sector Equity Fund	8.5	8.8
Fidelity Series Large Cap Value Fund	8.1	8.8
Fidelity Series Small Cap Opportunities Fund	2.0	2.2
	42.1	43.9
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.7	2.6
Fidelity Advisor Overseas Fund Institutional Class	0.7	2.5
Fidelity Series International Growth Fund	5.6	4.9
Fidelity Series International Small Cap Fund	1.3	0.9
Fidelity Series International Value Fund	5.2	4.7
	13.5	15.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	2.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.4	7.2
	8.1	7.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.2	3.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.5	3.5
Fidelity Series Investment Grade Bond Fund	18.5	16.3
	22.0	19.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.1	0.0 *
Fidelity Institutional Money Market Portfolio Institutional Class	0.1	0.1
	0.2	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.4%
Domestic Equity Funds	42.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	4.2%
Investment Grade Bond Funds	22.0%
Short-Term Funds	0.2%

Six months ago
Commodity Funds	6.8%
Domestic Equity Funds	43.9%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.8%
Short-Term Funds	0.1%

Expected
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	18.7%
Short-Term Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.5%
	Shares	Value
Commodity Funds - 6.4%
Fidelity Series Commodity Strategy Fund	13,236,533	$ 117,937,507
Domestic Equity Funds - 42.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,486,558	77,955,081
Fidelity Advisor Growth & Income Fund Institutional Class	7,115,853	110,651,516
Fidelity Advisor Large Cap Fund Institutional Class	6,569,904	107,746,421
Fidelity Advisor Small Cap Fund Institutional Class	1,775,204	39,125,506
Fidelity Series 100 Index Fund	12,032,970	96,745,082
Fidelity Series All-Sector Equity Fund	14,161,644	155,636,470
Fidelity Series Large Cap Value Fund	15,429,915	149,052,980
Fidelity Series Small Cap Opportunities Fund	4,005,706	36,211,581
TOTAL DOMESTIC EQUITY FUNDS		773,124,637
TOTAL DOMESTIC EQUITY FUNDS (Cost $927,305,260)		891,062,144
International Equity Funds - 17.0%

Developed International Equity Funds - 13.5%
Fidelity Advisor Diversified International Fund Institutional Class	977,745	13,092,002
Fidelity Advisor Overseas Fund Institutional Class	876,315	12,960,704
Fidelity Series International Growth Fund	10,831,993	103,120,575
Fidelity Series International Small Cap Fund	2,243,423	22,972,650
Fidelity Series International Value Fund	12,021,458	95,931,238
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		248,077,169
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	4,595,039	65,295,511
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $345,867,223)		313,372,680
Bond Funds - 34.3%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	1,349,905	$ 12,891,590
Fidelity Series High Income Fund	15,154,844	136,848,237
TOTAL HIGH YIELD BOND FUNDS		149,739,827
Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund	6,851,871	77,357,618
Investment Grade Bond Funds - 22.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,926,535	63,862,652
Fidelity Series Investment Grade Bond Fund	28,659,756	340,477,895
TOTAL INVESTMENT GRADE BOND FUNDS		404,340,547
TOTAL BOND FUNDS (Cost $619,320,837)		631,437,992
Short-Term Funds - 0.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	215,590	1,994,206
Fidelity Institutional Money Market Portfolio Institutional Class	2,228,319	2,228,319
TOTAL SHORT-TERM FUNDS (Cost $4,222,078)		4,222,525
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,896,715,398)	1,840,095,341
NET OTHER ASSETS (LIABILITIES) - 0.0%	(433,149)
NET ASSETS - 100%	$ 1,839,662,192
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $94,931,344 of which $53,781,443 and $41,149,901 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,896,715,398) - See accompanying schedule		$ 1,840,095,341
Cash		8
Receivable for investments sold		2,228,562
Receivable for fund shares sold		3,654,291
Total assets		1,845,978,202

Liabilities
Payable for investments purchased	$ 3,487,183
Payable for fund shares redeemed	2,395,719
Distribution and service plan fees payable	433,108
Total liabilities		6,316,010

Net Assets		$ 1,839,662,192
Net Assets consist of:
Paid in capital		$ 1,962,731,168
Undistributed net investment income		7,310,164
Accumulated undistributed net realized gain (loss) on investments		(73,759,083)
Net unrealized appreciation (depreciation) on investments		(56,620,057)
Net Assets		$ 1,839,662,192

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,223,731,960 ÷ 115,893,301 shares)		$ 10.56

Maximum offering price per share (100/94.25 of $10.56)		$ 11.20
Class T: Net Asset Value and redemption price per share ($221,081,306 ÷ 20,911,192 shares)		$ 10.57

Maximum offering price per share (100/96.50 of $10.57)		$ 10.95
Class B: Net Asset Value and offering price per share ($29,355,579 ÷ 2,802,444 shares)A		$ 10.47

Class C: Net Asset Value and offering price per share ($55,633,336 ÷ 5,325,743 shares)A		$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($309,860,011 ÷ 29,138,870 shares)		$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,014,107

Expenses
Distribution and service plan fees	$ 2,730,074
Independent trustees' compensation	3,391
Total expenses before reductions	2,733,465
Expense reductions	(3,391)	2,730,074
Net investment income (loss)		7,284,033
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,182,565
Capital gain distributions from underlying funds	24,331,892
Total net realized gain (loss)		27,514,457
Change in net unrealized appreciation (depreciation) on underlying funds		(290,247,072)
Net gain (loss)		(262,732,615)
Net increase (decrease) in net assets resulting from operations		$ (255,448,582)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,284,033	$ 22,209,173
Net realized gain (loss)	27,514,457	456,298
Change in net unrealized appreciation (depreciation)	(290,247,072)	215,413,028
Net increase (decrease) in net assets resulting from operations	(255,448,582)	238,078,499
Distributions to shareholders from net investment income	(2,455,896)	(22,138,802)
Distributions to shareholders from net realized gain	(3,506,762)	(15,443,713)
Total distributions	(5,962,658)	(37,582,515)
Share transactions - net increase (decrease)	167,758,275	270,608,455
Total increase (decrease) in net assets	(93,652,965)	471,104,439

Net Assets
Beginning of period	1,933,315,157	1,462,210,718
End of period (including undistributed net investment income of $7,310,164 and undistributed net investment income of $2,482,027, respectively)	$ 1,839,662,192	$ 1,933,315,157

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34
Income from Investment Operations
Net investment income (loss) E	.05	.16	.18	.23	.26	.22
Net realized and unrealized gain (loss)	(1.54)	1.43	3.32	(4.36)	(.50)	.90
Total from investment operations	(1.49)	1.59	3.50	(4.13)	(.24)	1.12
Distributions from net investment income	(.02)	(.16)	(.17)	(.22)	(.22)	(.19)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.04)	(.26) I	(.25) H	(.62)	(.51)	(.45)
Net asset value, end of period	$ 10.56	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01
Total Return B,C,D	(12.38)%	14.97%	46.86%	(34.98)%	(2.14)%	9.26%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.77% A	1.42%	1.82%	2.41%	1.95%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,223,732	$ 1,290,255	$ 999,687	$ 512,482	$ 558,890	$ 306,544
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share. I Total distributions of $.26 is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.03	.13	.15	.21	.23	.19
Net realized and unrealized gain (loss)	(1.54)	1.43	3.34	(4.37)	(.51)	.91
Total from investment operations	(1.51)	1.56	3.49	(4.16)	(.28)	1.10
Distributions from net investment income	(.01)	(.13)	(.15)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.03)	(.23) I	(.23) H	(.60)	(.47)	(.42)
Net asset value, end of period	$ 10.57	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03
Total Return B,C,D	(12.50)%	14.67%	46.60%	(35.20)%	(2.40)%	9.10%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.52% A	1.17%	1.57%	2.16%	1.70%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,081	$ 258,166	$ 230,003	$ 139,330	$ 173,946	$ 154,042
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26
Income from Investment Operations
Net investment income (loss) E	- I	.07	.10	.16	.16	.13
Net realized and unrealized gain (loss)	(1.53)	1.42	3.32	(4.32)	(.51)	.90
Total from investment operations	(1.53)	1.49	3.42	(4.16)	(.35)	1.03
Distributions from net investment income	-	(.07)	(.10)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.01)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.01)	(.18)	(.19) H	(.54)	(.41)	(.36)
Net asset value, end of period	$ 10.47	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93
Total Return B,C,D	(12.72)%	14.02%	45.83%	(35.45)%	(2.95)%	8.57%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.02% A	.67%	1.07%	1.66%	1.20%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,356	$ 38,946	$ 38,816	$ 27,207	$ 43,016	$ 37,881
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26
Income from Investment Operations
Net investment income (loss) E	- J	.07	.10	.16	.16	.13
Net realized and unrealized gain (loss)	(1.51)	1.41	3.31	(4.32)	(.50)	.89
Total from investment operations	(1.51)	1.48	3.41	(4.16)	(.34)	1.02
Distributions from net investment income	-	(.08)	(.11)	(.14)	(.13)	(.10)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.02)	(.18) I	(.19) H	(.54)	(.42)	(.36)
Net asset value, end of period	$ 10.45	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92
Total Return B,C,D	(12.65)%	14.01%	45.83%	(35.44)%	(2.91)%	8.51%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.02% A	.67%	1.07%	1.66%	1.20%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,633	$ 61,640	$ 52,756	$ 31,735	$ 40,426	$ 32,679
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share. I Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39
Income from Investment Operations
Net investment income (loss) D	.06	.19	.20	.26	.29	.25
Net realized and unrealized gain (loss)	(1.55)	1.44	3.35	(4.39)	(.50)	.91
Total from investment operations	(1.49)	1.63	3.55	(4.13)	(.21)	1.16
Distributions from net investment income	(.02)	(.18)	(.19)	(.25)	(.25)	(.21)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.05) H	(.29)	(.27) G	(.65)	(.54)	(.47)
Net asset value, end of period	$ 10.63	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08
Total Return B,C	(12.33)%	15.23%	47.31%	(34.83)%	(1.93)%	9.60%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.02% A	1.67%	2.07%	2.66%	2.20%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,860	$ 284,309	$ 140,948	$ 69,731	$ 52,762	$ 13,903
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share. H Total distributions of $.05 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.022 per share. I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.9	7.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.5	4.6
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.5
Fidelity Advisor Large Cap Fund Institutional Class	6.2	6.4
Fidelity Advisor Small Cap Fund Institutional Class	2.2	2.4
Fidelity Series 100 Index Fund	5.6	5.6
Fidelity Series All-Sector Equity Fund	9.0	9.3
Fidelity Series Large Cap Value Fund	8.5	9.4
Fidelity Series Small Cap Opportunities Fund	2.1	2.3
	44.5	46.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.8	2.7
Fidelity Advisor Overseas Fund Institutional Class	0.7	2.7
Fidelity Series International Growth Fund	5.9	5.1
Fidelity Series International Small Cap Fund	1.3	1.0
Fidelity Series International Value Fund	5.6	5.0
	14.3	16.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.6	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.4	7.2
	8.1	7.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.6	0.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.4	3.3
Fidelity Series Investment Grade Bond Fund	18.6	15.6
	22.0	18.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	22.0%

Six months ago
Commodity Funds	7.4%
Domestic Equity Funds	46.5%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	18.9%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.5%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.0%
Investment Grade Bond Funds	19.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.4%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund	15,126,628	$ 134,778,257
Domestic Equity Funds - 44.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,670,374	87,594,414
Fidelity Advisor Growth & Income Fund Institutional Class	8,029,556	124,859,591
Fidelity Advisor Large Cap Fund Institutional Class	7,340,125	120,378,058
Fidelity Advisor Small Cap Fund Institutional Class	1,923,221	42,387,787
Fidelity Series 100 Index Fund	13,540,767	108,867,769
Fidelity Series All-Sector Equity Fund	15,935,318	175,129,145
Fidelity Series Large Cap Value Fund	17,149,854	165,667,586
Fidelity Series Small Cap Opportunities Fund	4,432,317	40,068,142
TOTAL DOMESTIC EQUITY FUNDS		864,952,492
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,024,688,199)		999,730,749
International Equity Funds - 17.9%

Developed International Equity Funds - 14.3%
Fidelity Advisor Diversified International Fund Institutional Class	1,078,930	14,446,878
Fidelity Advisor Overseas Fund Institutional Class	966,868	14,299,977
Fidelity Series International Growth Fund	11,963,544	113,892,937
Fidelity Series International Small Cap Fund	2,481,176	25,407,242
Fidelity Series International Value Fund	13,669,175	109,080,017
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		277,127,051
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	4,984,476	70,829,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $382,459,055)		347,956,457
Bond Funds - 30.7%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	1,433,293	$ 13,687,948
Fidelity Series High Income Fund	15,998,075	144,462,617
TOTAL HIGH YIELD BOND FUNDS		158,150,565
Inflation-Protected Bond Funds - 0.6%
Fidelity Series Inflation-Protected Bond Index Fund	965,040	10,895,303
Investment Grade Bond Funds - 22.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,208,758	66,464,745
Fidelity Series Investment Grade Bond Fund	30,502,400	362,368,512
TOTAL INVESTMENT GRADE BOND FUNDS		428,833,257
TOTAL BOND FUNDS (Cost $593,037,303)		597,879,125
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,000,184,557)	1,945,566,331
NET OTHER ASSETS (LIABILITIES) - 0.0%	(471,075)
NET ASSETS - 100%	$ 1,945,095,256
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $151,905,233 of which $75,012,132 and $76,893,101 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,000,184,557) - See accompanying schedule		$ 1,945,566,331
Cash		4
Receivable for investments sold		3,322,533
Receivable for fund shares sold		2,780,729
Total assets		1,951,669,597

Liabilities
Payable for investments purchased	$ 2,134,589
Payable for fund shares redeemed	3,968,760
Distribution and service plan fees payable	470,992
Total liabilities		6,574,341

Net Assets		$ 1,945,095,256
Net Assets consist of:
Paid in capital		$ 2,115,766,530
Undistributed net investment income		7,470,690
Accumulated undistributed net realized gain (loss) on investments		(123,523,738)
Net unrealized appreciation (depreciation) on investments		(54,618,226)
Net Assets		$ 1,945,095,256

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,218,834,801 ÷ 110,771,176 shares)		$ 11.00

Maximum offering price per share (100/94.25 of $11.00)		$ 11.67
Class T: Net Asset Value and redemption price per share ($289,990,680 ÷ 26,446,875 shares)		$ 10.97

Maximum offering price per share (100/96.50 of $10.97)		$ 11.37
Class B: Net Asset Value and offering price per share ($34,990,790 ÷ 3,206,934 shares)A		$ 10.91

Class C: Net Asset Value and offering price per share ($57,801,961 ÷ 5,311,642 shares)A		$ 10.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($343,477,024 ÷ 31,059,336 shares)		$ 11.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,535,191

Expenses
Distribution and service plan fees	$ 3,032,506
Independent trustees' compensation	3,695
Total expenses before reductions	3,036,201
Expense reductions	(3,695)	3,032,506
Net investment income (loss)		7,502,685
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,446,729
Capital gain distributions from underlying funds	27,866,909
Total net realized gain (loss)		35,313,638
Change in net unrealized appreciation (depreciation) on underlying funds		(335,768,836)
Net gain (loss)		(300,455,198)
Net increase (decrease) in net assets resulting from operations		$ (292,952,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,502,685	$ 24,007,195
Net realized gain (loss)	35,313,638	(17,667,391)
Change in net unrealized appreciation (depreciation)	(335,768,836)	263,557,971
Net increase (decrease) in net assets resulting from operations	(292,952,513)	269,897,775
Distributions to shareholders from net investment income	(2,531,235)	(23,893,943)
Distributions to shareholders from net realized gain	(4,147,613)	(17,498,965)
Total distributions	(6,678,848)	(41,392,908)
Share transactions - net increase (decrease)	118,546,352	191,320,603
Total increase (decrease) in net assets	(181,085,009)	419,825,470

Net Assets
Beginning of period	2,126,180,265	1,706,354,795
End of period (including undistributed net investment income of $7,470,690 and undistributed net investment income of $2,499,240, respectively)	$ 1,945,095,256	$ 2,126,180,265

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.05	.16	.16	.21	.22	.20
Net realized and unrealized gain (loss)	(1.73)	1.54	3.68	(5.10)	(.63)	1.09
Total from investment operations	(1.68)	1.70	3.84	(4.89)	(.41)	1.29
Distributions from net investment income	(.02)	(.16)	(.15)	(.21)	(.19)	(.18)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.04) I	(.27)	(.24) H	(.71)	(.57)	(.49)
Net asset value, end of period	$ 11.00	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27
Total Return B,C,D	(13.24)%	15.27%	50.17%	(38.49)%	(3.22)%	9.82%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.74% A	1.38%	1.61%	2.08%	1.53%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218,835	$ 1,340,583	$ 1,030,972	$ 527,042	$ 626,641	$ 343,345
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share. I Total distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43
Income from Investment Operations
Net investment income (loss) E	.03	.13	.14	.19	.19	.17
Net realized and unrealized gain (loss)	(1.71)	1.54	3.66	(5.09)	(.64)	1.09
Total from investment operations	(1.68)	1.67	3.80	(4.90)	(.45)	1.26
Distributions from net investment income	(.01)	(.13)	(.13)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.03) I	(.24)	(.22) H	(.68)	(.53)	(.46)
Net asset value, end of period	$ 10.97	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23
Total Return B,C,D	(13.26)%	14.98%	49.72%	(38.62)%	(3.49)%	9.59%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.49% A	1.12%	1.36%	1.83%	1.28%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 289,991	$ 348,443	$ 382,092	$ 236,333	$ 297,618	$ 281,508
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share. I Total distributions of $.03 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37
Income from Investment Operations
Net investment income (loss) E	- H	.07	.09	.14	.11	.10
Net realized and unrealized gain (loss)	(1.71)	1.53	3.65	(5.06)	(.63)	1.08
Total from investment operations	(1.71)	1.60	3.74	(4.92)	(.52)	1.18
Distributions from net investment income	-	(.07)	(.08)	(.11)	(.09)	(.09)
Distributions from net realized gain	(.01)	(.11)	(.09)	(.50)	(.37)	(.31)
Total distributions	(.01)	(.18)	(.17) I	(.61)	(.46)	(.40)
Net asset value, end of period	$ 10.91	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15
Total Return B,C,D	(13.52)%	14.38%	49.07%	(38.94)%	(3.96)%	8.98%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)% A	.62%	.86%	1.33%	.78%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,991	$ 47,275	$ 51,360	$ 35,701	$ 60,367	$ 56,845
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37
Income from Investment Operations
Net investment income (loss) E	- H	.07	.09	.14	.11	.10
Net realized and unrealized gain (loss)	(1.70)	1.53	3.65	(5.06)	(.63)	1.08
Total from investment operations	(1.70)	1.60	3.74	(4.92)	(.52)	1.18
Distributions from net investment income	-	(.08)	(.08)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.50)	(.37)	(.31)
Total distributions	(.02)	(.19)	(.18) I	(.62)	(.46)	(.40)
Net asset value, end of period	$ 10.88	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15
Total Return B,C,D	(13.53)%	14.38%	49.06%	(38.96)%	(3.95)%	9.00%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)% A	.63%	.86%	1.33%	.78%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,802	$ 68,349	$ 63,700	$ 40,294	$ 58,768	$ 54,338
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51
Income from Investment Operations
Net investment income (loss) D	.06	.19	.19	.23	.26	.24
Net realized and unrealized gain (loss)	(1.72)	1.55	3.69	(5.11)	(.64)	1.09
Total from investment operations	(1.66)	1.74	3.88	(4.88)	(.38)	1.33
Distributions from net investment income	(.02)	(.19)	(.17)	(.24)	(.22)	(.21)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.05)	(.30)	(.27) H	(.74)	(.60)	(.52)
Net asset value, end of period	$ 11.06	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32
Total Return B,C	(13.07)%	15.56%	50.42%	(38.31)%	(3.01)%	10.08%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.99% A	1.62%	1.86%	2.33%	1.78%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,477	$ 321,529	$ 178,232	$ 82,534	$ 69,011	$ 24,902
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.3	8.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	5.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.4	7.3
Fidelity Advisor Large Cap Fund Institutional Class	7.1	7.2
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.7
Fidelity Series 100 Index Fund	6.4	6.2
Fidelity Series All-Sector Equity Fund	10.3	10.4
Fidelity Series Large Cap Value Fund	9.8	10.5
Fidelity Series Small Cap Opportunities Fund	2.4	2.6
	51.1	52.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9	3.0
Fidelity Advisor Overseas Fund Institutional Class	0.9	3.0
Fidelity Series International Growth Fund	6.8	5.8
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.4	5.6
	16.5	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	3.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.5	7.1
	8.2	7.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.8	1.8
Fidelity Series Investment Grade Bond Fund	9.9	8.3
	11.7	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.3%
Domestic Equity Funds	51.1%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	11.7%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	52.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	10.1%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.2%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund	11,648,906	$ 103,791,748
Domestic Equity Funds - 51.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,234,585	64,741,634
Fidelity Advisor Growth & Income Fund Institutional Class	5,934,924	92,288,068
Fidelity Advisor Large Cap Fund Institutional Class	5,427,364	89,008,766
Fidelity Advisor Small Cap Fund Institutional Class	1,421,457	31,328,923
Fidelity Series 100 Index Fund	10,007,120	80,457,243
Fidelity Series All-Sector Equity Fund	11,778,138	129,441,740
Fidelity Series Large Cap Value Fund	12,684,311	122,530,447
Fidelity Series Small Cap Opportunities Fund	3,279,207	29,644,030
TOTAL DOMESTIC EQUITY FUNDS		639,440,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $782,540,768)		743,232,599
International Equity Funds - 20.7%

Developed International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	806,198	10,794,992
Fidelity Advisor Overseas Fund Institutional Class	722,527	10,686,182
Fidelity Series International Growth Fund	8,946,469	85,170,387
Fidelity Series International Small Cap Fund	1,852,770	18,972,363
Fidelity Series International Value Fund	10,057,772	80,261,022
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		205,884,946
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	3,731,269	53,021,335
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $286,838,765)		258,906,281
Bond Funds - 19.9%
	Shares	Value
High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	923,867	$ 8,822,933
Fidelity Series High Income Fund	10,369,149	93,633,416
TOTAL HIGH YIELD BOND FUNDS		102,456,349
Investment Grade Bond Funds - 11.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,422,691	22,337,214
Fidelity Series Investment Grade Bond Fund	10,413,914	123,717,293
TOTAL INVESTMENT GRADE BOND FUNDS		146,054,507
TOTAL BOND FUNDS (Cost $251,781,620)		248,510,856
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,321,161,153)	1,250,649,736
NET OTHER ASSETS (LIABILITIES) - 0.0%	(286,174)
NET ASSETS - 100%	$ 1,250,363,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $65,938,206 of which $37,616,185 and $28,322,021 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,321,161,153) - See accompanying schedule		$ 1,250,649,736
Cash		9
Receivable for investments sold		1,420,736
Receivable for fund shares sold		2,445,891
Total assets		1,254,516,372

Liabilities
Payable for investments purchased	$ 2,036,961
Payable for fund shares redeemed	1,829,688
Distribution and service plan fees payable	286,161
Total liabilities		4,152,810

Net Assets		$ 1,250,363,562
Net Assets consist of:
Paid in capital		$ 1,364,066,839
Undistributed net investment income		3,059,431
Accumulated undistributed net realized gain (loss) on investments		(46,251,291)
Net unrealized appreciation (depreciation) on investments		(70,511,417)
Net Assets		$ 1,250,363,562

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($829,777,540 ÷ 81,167,705 shares)		$ 10.22

Maximum offering price per share (100/94.25 of $10.22)		$ 10.84
Class T: Net Asset Value and redemption price per share ($137,744,787 ÷ 13,545,787 shares)		$ 10.17

Maximum offering price per share (100/96.50 of $10.17)		$ 10.54
Class B: Net Asset Value and offering price per share ($21,367,943 ÷ 2,119,435 shares)A		$ 10.08

Class C: Net Asset Value and offering price per share ($31,169,306 ÷ 3,093,395 shares)A		$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,303,986 ÷ 22,410,009 shares)		$ 10.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,867,608

Expenses
Distribution and service plan fees	$ 1,835,007
Independent trustees' compensation	2,368
Total expenses before reductions	1,837,375
Expense reductions	(2,368)	1,835,007
Net investment income (loss)		3,032,601
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,609,430
Capital gain distributions from underlying funds	21,361,077
Total net realized gain (loss)		23,970,507
Change in net unrealized appreciation (depreciation) on underlying funds		(248,401,183)
Net gain (loss)		(224,430,676)
Net increase (decrease) in net assets resulting from operations		$ (221,398,075)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,032,601	$ 13,411,605
Net realized gain (loss)	23,970,507	(1,815,775)
Change in net unrealized appreciation (depreciation)	(248,401,183)	167,217,095
Net increase (decrease) in net assets resulting from operations	(221,398,075)	178,812,925
Distributions to shareholders from net investment income	(1,000,701)	(13,257,727)
Distributions to shareholders from net realized gain	(2,890,896)	(10,450,172)
Total distributions	(3,891,597)	(23,707,899)
Share transactions - net increase (decrease)	116,474,156	235,486,573
Total increase (decrease) in net assets	(108,815,516)	390,591,599

Net Assets
Beginning of period	1,359,179,078	968,587,479
End of period (including undistributed net investment income of $3,059,431 and undistributed net investment income of $1,027,531, respectively)	$ 1,250,363,562	$ 1,359,179,078

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.03	.14	.14	.20	.20	.19
Net realized and unrealized gain (loss)	(1.88)	1.56	3.55	(4.92)	(.60)	1.02
Total from investment operations	(1.85)	1.70	3.69	(4.72)	(.40)	1.21
Distributions from net investment income	(.01)	(.13)	(.14)	(.18)	(.17)	(.15)
Distributions from net realized gain	(.03)	(.11)	(.08)	(.45)	(.34)	(.29)
Total distributions	(.04)	(.24)	(.22)	(.63) I	(.51)	(.44) H
Net asset value, end of period	$ 10.22	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44
Total Return B,C,D	(15.36)%	16.13%	51.59%	(39.29)%	(3.34)%	9.74%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.47% A	1.26%	1.51%	2.04%	1.51%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 829,778	$ 906,896	$ 669,450	$ 314,996	$ 336,805	$ 146,175
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share. I Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62
Income from Investment Operations
Net investment income (loss) E	.01	.11	.12	.17	.17	.16
Net realized and unrealized gain (loss)	(1.86)	1.55	3.53	(4.89)	(.62)	1.01
Total from investment operations	(1.85)	1.66	3.65	(4.72)	(.45)	1.17
Distributions from net investment income	- H	(.11)	(.12)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.03)	(.11)	(.08)	(.45)	(.33)	(.28)
Total distributions	(.03)	(.21) K	(.20)	(.60) J	(.46)	(.41) I
Net asset value, end of period	$ 10.17	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38
Total Return B,C,D	(15.41)%	15.84%	51.17%	(39.42)%	(3.66)%	9.46%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21% A	1.01%	1.26%	1.79%	1.26%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,745	$ 169,442	$ 143,106	$ 81,463	$ 99,531	$ 84,368
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share. J Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.07	.13	.10	.09
Net realized and unrealized gain (loss)	(1.85)	1.55	3.50	(4.86)	(.61)	1.02
Total from investment operations	(1.87)	1.60	3.57	(4.73)	(.51)	1.11
Distributions from net investment income	-	(.06)	(.07)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.01)	(.10)	(.08)	(.45)	(.32)	(.27)
Total distributions	(.01)	(.16)	(.15)	(.55) I	(.40)	(.36) H
Net asset value, end of period	$ 10.08	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29
Total Return B,C,D	(15.64)%	15.28%	50.43%	(39.76)%	(4.10)%	8.98%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.51%	.76%	1.30%	.76%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,368	$ 28,360	$ 27,408	$ 17,892	$ 27,854	$ 23,065
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share. I Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.07	.12	.10	.09
Net realized and unrealized gain (loss)	(1.85)	1.54	3.50	(4.85)	(.61)	1.02
Total from investment operations	(1.87)	1.60	3.57	(4.73)	(.51)	1.11
Distributions from net investment income	-	(.06)	(.08)	(.11)	(.08)	(.09)
Distributions from net realized gain	(.01)	(.10)	(.08)	(.45)	(.32)	(.27)
Total distributions	(.01)	(.16)	(.16)	(.55) I	(.40)	(.36) H
Net asset value, end of period	$ 10.08	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30
Total Return B,C,D	(15.63)%	15.33%	50.28%	(39.70)%	(4.10)%	8.99%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.51%	.76%	1.29%	.76%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,169	$ 36,389	$ 30,994	$ 17,821	$ 23,168	$ 19,041
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share. I Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.04	.17	.17	.22	.24	.22
Net realized and unrealized gain (loss)	(1.89)	1.57	3.55	(4.93)	(.62)	1.02
Total from investment operations	(1.85)	1.74	3.72	(4.71)	(.38)	1.24
Distributions from net investment income	(.02)	(.16)	(.16)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.03)	(.11)	(.08)	(.45)	(.34)	(.29)
Total distributions	(.04) K	(.26) J	(.24)	(.65) I	(.54)	(.46) H
Net asset value, end of period	$ 10.28	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49
Total Return B,C	(15.24)%	16.51%	51.81%	(39.08)%	(3.19)%	9.98%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.72% A	1.51%	1.76%	2.29%	1.76%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,304	$ 218,092	$ 97,629	$ 43,667	$ 34,162	$ 6,371
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.5	8.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	7.3
Fidelity Advisor Large Cap Fund Institutional Class	7.2	7.3
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.7
Fidelity Series 100 Index Fund	6.5	6.3
Fidelity Series All-Sector Equity Fund	10.5	10.5
Fidelity Series Large Cap Value Fund	9.9	10.6
Fidelity Series Small Cap Opportunities Fund	2.4	2.7
	51.7	52.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9	3.1
Fidelity Advisor Overseas Fund Institutional Class	0.9	3.1
Fidelity Series International Growth Fund	6.8	5.8
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.5	5.7
	16.6	18.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	3.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.1
Fidelity Series High Income Fund	8.4	8.0
	9.2	8.1
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.5	1.4
Fidelity Series Investment Grade Bond Fund	8.3	6.8
	9.8	8.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.5%
Domestic Equity Funds	51.7%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.2%
Investment Grade Bond Funds	9.8%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	52.7%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.1%
Investment Grade Bond Funds	8.2%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 8.5%
Fidelity Series Commodity Strategy Fund	12,385,879	$ 110,358,179
Domestic Equity Funds - 51.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,300,210	68,183,038
Fidelity Advisor Growth & Income Fund Institutional Class	6,250,772	97,199,500
Fidelity Advisor Large Cap Fund Institutional Class	5,714,463	93,717,199
Fidelity Advisor Small Cap Fund Institutional Class	1,496,795	32,989,368
Fidelity Series 100 Index Fund	10,541,375	84,752,657
Fidelity Series All-Sector Equity Fund	12,404,772	136,328,436
Fidelity Series Large Cap Value Fund	13,352,368	128,983,872
Fidelity Series Small Cap Opportunities Fund	3,450,720	31,194,506
TOTAL DOMESTIC EQUITY FUNDS		673,348,576
TOTAL DOMESTIC EQUITY FUNDS (Cost $872,713,799)		783,706,755
International Equity Funds - 20.8%

Developed International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	847,738	11,351,217
Fidelity Advisor Overseas Fund Institutional Class	759,756	11,236,799
Fidelity Series International Growth Fund	9,300,943	88,544,977
Fidelity Series International Small Cap Fund	1,928,854	19,751,467
Fidelity Series International Value Fund	10,632,840	84,850,062
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		215,734,522
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	3,872,971	55,034,917
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $316,302,375)		270,769,439
Bond Funds - 19.0%
	Shares	Value
High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund	1,033,539	$ 9,870,297
Fidelity Series High Income Fund	12,194,180	110,113,442
TOTAL HIGH YIELD BOND FUNDS		119,983,739
Investment Grade Bond Funds - 9.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,150,858	19,830,911
Fidelity Series Investment Grade Bond Fund	9,083,534	107,912,384
TOTAL INVESTMENT GRADE BOND FUNDS		127,743,295
TOTAL BOND FUNDS (Cost $256,344,477)		247,727,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,445,360,651)	1,302,203,228
NET OTHER ASSETS (LIABILITIES) - 0.0%	(332,724)
NET ASSETS - 100%	$ 1,301,870,504
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $8,343,013 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,445,360,651) - See accompanying schedule		$ 1,302,203,228
Cash		6
Receivable for investments sold		2,643,559
Receivable for fund shares sold		2,139,048
Total assets		1,306,985,841

Liabilities
Payable for investments purchased	$ 1,627,424
Payable for fund shares redeemed	3,155,196
Distribution and service plan fees payable	332,717
Total liabilities		5,115,337

Net Assets		$ 1,301,870,504
Net Assets consist of:
Paid in capital		$ 1,445,012,436
Undistributed net investment income		2,987,309
Accumulated undistributed net realized gain (loss) on investments		(2,971,818)
Net unrealized appreciation (depreciation) on investments		(143,157,423)
Net Assets		$ 1,301,870,504

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($767,342,864 ÷ 70,414,131 shares)		$ 10.90

Maximum offering price per share (100/94.25 of $10.90)		$ 11.56
Class T: Net Asset Value and redemption price per share ($219,518,886 ÷ 20,208,278 shares)		$ 10.86

Maximum offering price per share (100/96.50 of $10.86)		$ 11.25
Class B: Net Asset Value and offering price per share ($31,082,807 ÷ 2,887,549 shares)A		$ 10.76

Class C: Net Asset Value and offering price per share ($48,758,221 ÷ 4,536,444 shares)A		$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($235,167,726 ÷ 21,472,692 shares)		$ 10.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,150,605

Expenses
Distribution and service plan fees	$ 2,173,751
Independent trustees' compensation	2,532
Total expenses before reductions	2,176,283
Expense reductions	(2,532)	2,173,751
Net investment income (loss)		2,976,854
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,825,981)
Capital gain distributions from underlying funds	22,732,523
Total net realized gain (loss)		8,906,542
Change in net unrealized appreciation (depreciation) on underlying funds		(249,613,653)
Net gain (loss)		(240,707,111)
Net increase (decrease) in net assets resulting from operations		$ (237,730,257)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,976,854	$ 14,839,541
Net realized gain (loss)	8,906,542	39,603,656
Change in net unrealized appreciation (depreciation)	(249,613,653)	144,982,726
Net increase (decrease) in net assets resulting from operations	(237,730,257)	199,425,923
Distributions to shareholders from net investment income	(949,060)	(14,806,752)
Distributions to shareholders from net realized gain	(3,254,388)	(11,833,286)
Total distributions	(4,203,448)	(26,640,038)
Share transactions - net increase (decrease)	72,882,032	103,322,755
Total increase (decrease) in net assets	(169,051,673)	276,108,640

Net Assets
Beginning of period	1,470,922,177	1,194,813,537
End of period (including undistributed net investment income of $2,987,309 and undistributed net investment income of $959,515, respectively)	$ 1,301,870,504	$ 1,470,922,177

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83
Income from Investment Operations
Net investment income (loss) E	.03	.15	.15	.21	.22	.21
Net realized and unrealized gain (loss)	(2.04)	1.69	3.87	(5.44)	(.74)	1.16
Total from investment operations	(2.01)	1.84	4.02	(5.23)	(.52)	1.37
Distributions from net investment income	(.01)	(.15)	(.15)	(.20)	(.20)	(.18)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.04)	(.26)	(.24)	(.75) I	(.60)	(.51) H
Net asset value, end of period	$ 10.90	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69
Total Return B,C,D	(15.58)%	16.38%	53.15%	(40.42)%	(3.92)%	10.09%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46% A	1.25%	1.52%	2.02%	1.47%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 767,343	$ 865,008	$ 670,673	$ 342,357	$ 428,381	$ 263,733
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share. I Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79
Income from Investment Operations
Net investment income (loss) E	.01	.12	.13	.18	.18	.17
Net realized and unrealized gain (loss)	(2.04)	1.68	3.86	(5.43)	(.72)	1.16
Total from investment operations	(2.03)	1.80	3.99	(5.25)	(.54)	1.33
Distributions from net investment income	- H	(.11)	(.13)	(.17)	(.16)	(.15)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.03)	(.22)	(.22)	(.72) J	(.56)	(.48) I
Net asset value, end of period	$ 10.86	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64
Total Return B,C,D	(15.74)%	16.06%	52.83%	(40.61)%	(4.05)%	9.81%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21% A	1.00%	1.27%	1.77%	1.22%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,519	$ 276,335	$ 300,594	$ 181,917	$ 238,675	$ 221,815
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share. J Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.08	.13	.11	.10
Net realized and unrealized gain (loss)	(2.02)	1.66	3.83	(5.37)	(.73)	1.14
Total from investment operations	(2.04)	1.72	3.91	(5.24)	(.62)	1.24
Distributions from net investment income	-	(.06)	(.08)	(.11)	(.10)	(.10)
Distributions from net realized gain	(.02)	(.10)	(.09)	(.55)	(.39)	(.32)
Total distributions	(.02)	(.16)	(.17)	(.66) I	(.49)	(.41) H
Net asset value, end of period	$ 10.76	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53
Total Return B,C,D	(15.94)%	15.43%	52.08%	(40.85)%	(4.59)%	9.25%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.50%	.77%	1.28%	.72%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,083	$ 41,935	$ 43,773	$ 29,479	$ 50,827	$ 46,110
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. I Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.08	.13	.11	.10
Net realized and unrealized gain (loss)	(2.01)	1.66	3.83	(5.37)	(.72)	1.13
Total from investment operations	(2.03)	1.72	3.91	(5.24)	(.61)	1.23
Distributions from net investment income	-	(.07)	(.08)	(.12)	(.10)	(.10)
Distributions from net realized gain	(.02)	(.10)	(.09)	(.55)	(.39)	(.32)
Total distributions	(.02)	(.17)	(.17)	(.67) I	(.49)	(.41) H
Net asset value, end of period	$ 10.75	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52
Total Return B,C,D	(15.88)%	15.39%	52.18%	(40.91)%	(4.54)%	9.17%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.50%	.77%	1.28%	.72%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,758	$ 58,416	$ 53,334	$ 34,036	$ 54,549	$ 54,022
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. I Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87
Income from Investment Operations
Net investment income (loss) D	.04	.18	.18	.23	.25	.24
Net realized and unrealized gain (loss)	(2.05)	1.69	3.88	(5.45)	(.74)	1.17
Total from investment operations	(2.01)	1.87	4.06	(5.22)	(.49)	1.41
Distributions from net investment income	(.02)	(.18)	(.17)	(.22)	(.23)	(.21)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.04) J	(.29)	(.26)	(.78) I	(.63)	(.54) H
Net asset value, end of period	$ 10.95	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74
Total Return B,C	(15.48)%	16.57%	53.53%	(40.24)%	(3.70)%	10.36%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.50%	1.77%	2.27%	1.72%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,168	$ 229,228	$ 126,440	$ 56,940	$ 46,457	$ 19,197
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.54 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share. I Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.029 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.9	9.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.4	5.4
Fidelity Advisor Growth & Income Fund Institutional Class	7.6	7.5
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.4
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.8
Fidelity Series 100 Index Fund	6.7	6.4
Fidelity Series All-Sector Equity Fund	10.7	10.7
Fidelity Series Large Cap Value Fund	10.2	10.9
Fidelity Series Small Cap Opportunities Fund	2.5	2.7
	53.1	53.8
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9	3.2
Fidelity Advisor Overseas Fund Institutional Class	0.9	3.1
Fidelity Series International Growth Fund	7.0	5.9
Fidelity Series International Small Cap Fund	1.5	1.2
Fidelity Series International Value Fund	6.7	5.8
	17.0	19.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.4	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.1
Fidelity Series High Income Fund	9.8	9.3
	10.7	9.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.7	0.8
Fidelity Series Investment Grade Bond Fund	5.2	4.1
	5.9	4.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.9%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	5.9%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.8%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund	4,561,477	$ 40,642,756
Domestic Equity Funds - 53.1%
Fidelity Advisor Equity Growth Fund Institutional Class	470,773	24,687,340
Fidelity Advisor Growth & Income Fund Institutional Class	2,263,720	35,200,842
Fidelity Advisor Large Cap Fund Institutional Class	2,071,691	33,975,736
Fidelity Advisor Small Cap Fund Institutional Class	542,332	11,953,005
Fidelity Series 100 Index Fund	3,815,402	30,675,832
Fidelity Series All-Sector Equity Fund	4,492,928	49,377,274
Fidelity Series Large Cap Value Fund	4,845,191	46,804,544
Fidelity Series Small Cap Opportunities Fund	1,253,186	11,328,802
TOTAL DOMESTIC EQUITY FUNDS		244,003,375
TOTAL DOMESTIC EQUITY FUNDS (Cost $300,051,595)		284,646,131
International Equity Funds - 21.4%

Developed International Equity Funds - 17.0%
Fidelity Advisor Diversified International Fund Institutional Class	305,312	4,088,124
Fidelity Advisor Overseas Fund Institutional Class	273,635	4,047,060
Fidelity Series International Growth Fund	3,386,255	32,237,152
Fidelity Series International Small Cap Fund	700,994	7,178,179
Fidelity Series International Value Fund	3,851,994	30,738,913
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		78,289,428
Emerging Markets Equity Funds - 4.4%
Fidelity Series Emerging Markets Fund	1,412,767	20,075,413
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $109,824,247)		98,364,841
Bond Funds - 16.6%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund	451,017	$ 4,307,216
Fidelity Series High Income Fund	4,964,852	44,832,611
TOTAL HIGH YIELD BOND FUNDS		49,139,827
Investment Grade Bond Funds - 5.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	386,661	3,565,010
Fidelity Series Investment Grade Bond Fund	2,003,880	23,806,092
TOTAL INVESTMENT GRADE BOND FUNDS		27,371,102
TOTAL BOND FUNDS (Cost $80,094,917)		76,510,929
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $489,970,759)	459,521,901
NET OTHER ASSETS (LIABILITIES) - 0.0%	(96,843)
NET ASSETS - 100%	$ 459,425,058
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $4,711,973 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $489,970,759) - See accompanying schedule		$ 459,521,901
Cash		55
Receivable for investments sold		719,743
Receivable for fund shares sold		1,411,545
Total assets		461,653,244

Liabilities
Payable for investments purchased	$ 1,337,873
Payable for fund shares redeemed	793,413
Distribution and service plan fees payable	96,900
Total liabilities		2,228,186

Net Assets		$ 459,425,058
Net Assets consist of:
Paid in capital		$ 485,118,343
Undistributed net investment income		1,060,104
Accumulated undistributed net realized gain (loss) on investments		3,695,469
Net unrealized appreciation (depreciation) on investments		(30,448,858)
Net Assets		$ 459,425,058

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($303,154,221 ÷ 35,998,035 shares)		$ 8.42

Maximum offering price per share (100/94.25 of $8.42)		$ 8.93
Class T: Net Asset Value and redemption price per share ($49,958,767 ÷ 5,957,717 shares)		$ 8.39

Maximum offering price per share (100/96.50 of $8.39)		$ 8.69
Class B: Net Asset Value and offering price per share ($3,501,009 ÷ 419,098 shares)A		$ 8.35

Class C: Net Asset Value and offering price per share ($8,016,286 ÷ 961,020 shares)A		$ 8.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,794,775 ÷ 11,206,769 shares)		$ 8.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,673,377

Expenses
Distribution and service plan fees	$ 609,590
Independent trustees' compensation	841
Total expenses before reductions	610,431
Expense reductions	(841)	609,590
Net investment income (loss)		1,063,787
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,870,547
Capital gain distributions from underlying funds	8,258,301
Total net realized gain (loss)		10,128,848
Change in net unrealized appreciation (depreciation) on underlying funds		(96,175,691)
Net gain (loss)		(86,046,843)
Net increase (decrease) in net assets resulting from operations		$ (84,983,056)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,063,787	$ 4,770,136
Net realized gain (loss)	10,128,848	9,268,094
Change in net unrealized appreciation (depreciation)	(96,175,691)	48,630,118
Net increase (decrease) in net assets resulting from operations	(84,983,056)	62,668,348
Distributions to shareholders from net investment income	(438,220)	(4,605,379)
Distributions to shareholders from net realized gain	(1,006,776)	(3,215,417)
Total distributions	(1,444,996)	(7,820,796)
Share transactions - net increase (decrease)	68,250,338	130,893,423
Total increase (decrease) in net assets	(18,177,714)	185,740,975

Net Assets
Beginning of period	477,602,772	291,861,797
End of period (including undistributed net investment income of $1,060,104 and undistributed net investment income of $434,537, respectively)	$ 459,425,058	$ 477,602,772

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.12	.12	.16	.16	.12
Net realized and unrealized gain (loss)	(1.65)	1.33	3.02	(4.29)	(.57)	1.06
Total from investment operations	(1.63)	1.45	3.14	(4.13)	(.41)	1.18
Distributions from net investment income	(.01)	(.11)	(.11)	(.14)	(.11)	(.08)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.03)	(.19)	(.18)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 8.42	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Total Return B,C,D	(16.22)%	16.67%	53.81%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	.44% A	1.35%	1.53%	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,154	$ 320,731	$ 205,405	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.10	.14	.13	.09
Net realized and unrealized gain (loss)	(1.64)	1.32	3.02	(4.28)	(.57)	1.06
Total from investment operations	(1.63)	1.42	3.12	(4.14)	(.44)	1.15
Distributions from net investment income	- I	(.09)	(.10)	(.12)	(.09)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.02)	(.17)	(.17)	(.38)	(.23) J	(.12)
Net asset value, end of period	$ 8.39	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Total Return B,C,D	(16.24)%	16.36%	53.52%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	.19% A	1.10%	1.28%	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,959	$ 60,268	$ 43,326	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	(1.63)	1.32	3.01	(4.27)	(.57)	1.06
Total from investment operations	(1.65)	1.37	3.07	(4.16)	(.49)	1.11
Distributions from net investment income	-	(.05)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.01)	(.08)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.01)	(.13)	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.35	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Total Return B,C,D	(16.49)%	15.71%	52.74%	(41.39)%	(4.65)%	11.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.31)% A	.60%	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,501	$ 4,612	$ 4,089	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	(1.64)	1.32	3.01	(4.27)	(.58)	1.06
Total from investment operations	(1.65)	1.37	3.07	(4.16)	(.50)	1.11
Distributions from net investment income	-	(.06)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.01)	(.08)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.01)	(.13) J	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.34	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Total Return B,C,D	(16.50)%	15.80%	52.90%	(41.39)%	(4.74)%	11.08%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.31)% A	.60%	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,016	$ 8,753	$ 6,199	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.15	.14	.18	.19	.14
Net realized and unrealized gain (loss)	(1.64)	1.32	3.04	(4.30)	(.59)	1.06
Total from investment operations	(1.61)	1.47	3.18	(4.12)	(.40)	1.20
Distributions from net investment income	(.02)	(.13)	(.13)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.04)	(.21)	(.20)	(.42)	(.26) I	(.13)
Net asset value, end of period	$ 8.46	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Total Return B,C	(16.02)%	16.86%	54.35%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.69% A	1.60%	1.78%	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,795	$ 83,240	$ 32,842	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.5	9.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	8.0	7.8
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.8
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.9
Fidelity Series 100 Index Fund	7.0	6.7
Fidelity Series All-Sector Equity Fund	11.3	11.2
Fidelity Series Large Cap Value Fund	10.7	11.3
Fidelity Series Small Cap Opportunities Fund	2.6	2.8
	55.7	56.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9	3.3
Fidelity Advisor Overseas Fund Institutional Class	0.9	3.3
Fidelity Series International Growth Fund	7.4	6.2
Fidelity Series International Small Cap Fund	1.7	1.2
Fidelity Series International Value Fund	7.0	6.0
	17.9	20.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.6	3.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.1
Fidelity Series High Income Fund	9.8	9.3
	10.7	9.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Series Investment Grade Bond Fund	1.5	0.9
	1.6	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.5%
Domestic Equity Funds	55.7%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	1.6%

Six months ago
Commodity Funds	9.9%
Domestic Equity Funds	56.1%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	1.0%

Expected
Commodity Funds	9.6%
Domestic Equity Funds	54.4%
Developed International Equity Funds	19.8%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.2%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund	3,705,680	$ 33,017,613
Domestic Equity Funds - 55.7%
Fidelity Advisor Equity Growth Fund Institutional Class	373,669	19,595,187
Fidelity Advisor Growth & Income Fund Institutional Class	1,796,564	27,936,569
Fidelity Advisor Large Cap Fund Institutional Class	1,643,833	26,958,857
Fidelity Advisor Small Cap Fund Institutional Class	430,332	9,484,516
Fidelity Series 100 Index Fund	3,028,567	24,349,677
Fidelity Series All-Sector Equity Fund	3,566,116	39,191,616
Fidelity Series Large Cap Value Fund	3,843,914	37,132,210
Fidelity Series Small Cap Opportunities Fund	994,034	8,986,065
TOTAL DOMESTIC EQUITY FUNDS		193,634,697
TOTAL DOMESTIC EQUITY FUNDS (Cost $238,410,243)		226,652,310
International Equity Funds - 22.5%

Developed International Equity Funds - 17.9%
Fidelity Advisor Diversified International Fund Institutional Class	242,156	3,242,470
Fidelity Advisor Overseas Fund Institutional Class	217,031	3,209,882
Fidelity Series International Growth Fund	2,706,821	25,768,933
Fidelity Series International Small Cap Fund	560,024	5,734,649
Fidelity Series International Value Fund	3,063,981	24,450,570
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		62,406,504
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund	1,123,242	15,961,273
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,108,907)		78,367,777
Bond Funds - 12.3%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund	342,961	$ 3,275,276
Fidelity Series High Income Fund	3,779,137	34,125,608
TOTAL HIGH YIELD BOND FUNDS		37,400,884
Investment Grade Bond Funds - 1.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	44,128	406,857
Fidelity Series Investment Grade Bond Fund	427,464	5,078,275
TOTAL INVESTMENT GRADE BOND FUNDS		5,485,132
TOTAL BOND FUNDS (Cost $46,409,487)		42,886,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $371,928,637)	347,906,103
NET OTHER ASSETS (LIABILITIES) - 0.0%	(81,056)
NET ASSETS - 100%	$ 347,825,047
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $9,460,678 of which $7,387,590 and $2,073,088 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $371,928,637) - See accompanying schedule		$ 347,906,103
Cash		2
Receivable for investments sold		558,124
Receivable for fund shares sold		1,092,208
Total assets		349,556,437

Liabilities
Payable for investments purchased	$ 1,135,256
Payable for fund shares redeemed	515,080
Distribution and service plan fees payable	81,054
Total liabilities		1,731,390

Net Assets		$ 347,825,047
Net Assets consist of:
Paid in capital		$ 373,783,236
Undistributed net investment income		537,875
Accumulated undistributed net realized gain (loss) on investments		(2,473,530)
Net unrealized appreciation (depreciation) on investments		(24,022,534)
Net Assets		$ 347,825,047

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($207,760,003 ÷ 25,267,195 shares)		$ 8.22

Maximum offering price per share (100/94.25 of $8.22)		$ 8.72
Class T: Net Asset Value and redemption price per share ($50,568,331 ÷ 6,171,864 shares)		$ 8.19

Maximum offering price per share (100/96.50 of $8.19)		$ 8.49
Class B: Net Asset Value and offering price per share ($5,128,364 ÷ 629,675 shares)A		$ 8.14

Class C: Net Asset Value and offering price per share ($11,103,635 ÷ 1,362,029 shares)A		$ 8.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,264,714 ÷ 8,867,537 shares)		$ 8.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,056,605

Expenses
Distribution and service plan fees	$ 515,272
Independent trustees' compensation	643
Total expenses before reductions	515,915
Expense reductions	(643)	515,272
Net investment income (loss)		541,333
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,939,486
Capital gain distributions from underlying funds	6,727,856
Total net realized gain (loss)		8,667,342
Change in net unrealized appreciation (depreciation) on underlying funds		(77,742,518)
Net gain (loss)		(69,075,176)
Net increase (decrease) in net assets resulting from operations		$ (68,533,843)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 541,333	$ 3,364,050
Net realized gain (loss)	8,667,342	2,707,093
Change in net unrealized appreciation (depreciation)	(77,742,518)	43,618,643
Net increase (decrease) in net assets resulting from operations	(68,533,843)	49,689,786
Distributions to shareholders from net investment income	(190,630)	(3,328,255)
Distributions to shareholders from net realized gain	(831,204)	(2,446,029)
Total distributions	(1,021,834)	(5,774,284)
Share transactions - net increase (decrease)	54,134,428	79,457,808
Total increase (decrease) in net assets	(15,421,249)	123,373,310

Net Assets
Beginning of period	363,246,296	239,872,986
End of period (including undistributed net investment income of $537,875 and undistributed net investment income of $187,172, respectively)	$ 347,825,047	$ 363,246,296

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.11	.16	.16	.13
Net realized and unrealized gain (loss)	(1.69)	1.34	3.05	(4.39)	(.60)	1.06
Total from investment operations	(1.68)	1.45	3.16	(4.23)	(.44)	1.19
Distributions from net investment income	(.01)	(.11)	(.10)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.03)	(.18) J	(.17)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 8.22	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Total Return B,C,D	(16.99)%	16.99%	55.94%	(42.30)%	(4.27)%	11.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	.32% A	1.23%	1.43%	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,760	$ 220,549	$ 137,716	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share. J Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.09	.09	.14	.13	.11
Net realized and unrealized gain (loss)	(1.69)	1.33	3.05	(4.37)	(.59)	1.05
Total from investment operations	(1.69)	1.42	3.14	(4.23)	(.46)	1.16
Distributions from net investment income	-	(.09)	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.02)	(.16) K	(.16)	(.41) J	(.26)	(.14)
Net asset value, end of period	$ 8.19	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Total Return B,C,D	(17.10)%	16.66%	55.57%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	.07% A	.98%	1.18%	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,568	$ 61,195	$ 46,449	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share. K Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.05	.10	.07	.06
Net realized and unrealized gain (loss)	(1.69)	1.34	3.03	(4.35)	(.59)	1.07
Total from investment operations	(1.71)	1.38	3.08	(4.25)	(.52)	1.13
Distributions from net investment income	-	(.05)	(.05)	(.08)	(.06)	(.07)
Distributions from net realized gain	(.01)	(.07)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.01)	(.12)	(.12)	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 8.14	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Total Return B,C,D	(17.37)%	16.16%	54.72%	(42.71)%	(4.93)%	11.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.43)% A	.48%	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,128	$ 6,704	$ 5,847	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.05	.10	.07	.06
Net realized and unrealized gain (loss)	(1.69)	1.34	3.05	(4.35)	(.59)	1.06
Total from investment operations	(1.71)	1.38	3.10	(4.25)	(.52)	1.12
Distributions from net investment income	-	(.05)	(.05)	(.08)	(.07)	(.06)
Distributions from net realized gain	(.01)	(.07)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.01)	(.12)	(.12)	(.37) I	(.23)	(.12)
Net asset value, end of period	$ 8.15	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Total Return B,C,D	(17.34)%	16.16%	55.15%	(42.74)%	(4.99)%	11.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.43)% A	.48%	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,104	$ 12,014	$ 9,646	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.13	.13	.17	.18	.15
Net realized and unrealized gain (loss)	(1.71)	1.34	3.08	(4.40)	(.59)	1.06
Total from investment operations	(1.68)	1.47	3.21	(4.23)	(.41)	1.21
Distributions from net investment income	(.01)	(.13)	(.12)	(.15)	(.13)	(.09)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.03)	(.20) J	(.19)	(.44) I	(.30)	(.15)
Net asset value, end of period	$ 8.26	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Total Return B,C	(16.87)%	17.17%	56.66%	(42.22)%	(4.02)%	12.16%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.57% A	1.48%	1.68%	2.29%	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,265	$ 62,785	$ 40,214	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2011
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.7
Fidelity Advisor Growth & Income Fund Institutional Class	8.2
Fidelity Advisor Large Cap Fund Institutional Class	7.9
Fidelity Advisor Small Cap Fund Institutional Class	2.8
Fidelity Series 100 Index Fund	7.1
Fidelity Series All-Sector Equity Fund	11.5
Fidelity Series Large Cap Value Fund	10.9
Fidelity Series Small Cap Opportunities Fund	2.6
56.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.9
Fidelity Series International Growth Fund	7.4
Fidelity Series International Small Cap Fund	1.6
Fidelity Series International Value Fund	7.0
17.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9
Fidelity Series High Income Fund	10.2
11.1
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0*
Fidelity Series Investment Grade Bond Fund	0.1
0.1
Net Other Assets (Liabilities)	0.0*
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	56.7%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	11.1%
Investment Grade Bond Funds	0.1%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.3%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund	46,599	$ 415,195
Domestic Equity Funds - 56.7%
Fidelity Advisor Equity Growth Fund Institutional Class	4,720	247,529
Fidelity Advisor Growth & Income Fund Institutional Class	22,695	352,902
Fidelity Advisor Large Cap Fund Institutional Class	20,754	340,359
Fidelity Advisor Small Cap Fund Institutional Class	5,438	119,848
Fidelity Series 100 Index Fund	38,259	307,606
Fidelity Series All-Sector Equity Fund	45,038	494,966
Fidelity Series Large Cap Value Fund	48,522	468,721
Fidelity Series Small Cap Opportunities Fund	12,546	113,415
TOTAL DOMESTIC EQUITY FUNDS		2,445,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,480,748)		2,860,541
International Equity Funds - 22.5%

Developed International Equity Funds - 17.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,830	37,895
Fidelity Advisor Overseas Fund Institutional Class	2,534	37,483
Fidelity Series International Growth Fund	33,697	320,791
Fidelity Series International Small Cap Fund	6,984	71,511
Fidelity Series International Value Fund	37,789	301,559
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		769,239
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	14,168	201,327
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,223,721)		970,566
Bond Funds - 11.2%

High Yield Bond Funds - 11.1%
Fidelity Series Emerging Markets Debt Fund	4,262	$ 40,701
Fidelity Series High Income Fund	48,490	437,862
TOTAL HIGH YIELD BOND FUNDS		478,563
Investment Grade Bond Funds - 0.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	102	936
Fidelity Series Investment Grade Bond Fund	321	3,813
TOTAL INVESTMENT GRADE BOND FUNDS		4,749
TOTAL BOND FUNDS (Cost $533,818)		483,312
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,238,287)	4,314,419
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,301)
NET ASSETS - 100%	$ 4,313,118
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $5,238,287) - See accompanying schedule		$ 4,314,419
Cash		15
Receivable for investments sold		6,246
Receivable for fund shares sold		2,134
Total assets		4,322,814

Liabilities
Payable for investments purchased	$ 7,528
Payable for fund shares redeemed	851
Distribution and service plan fees payable	1,317
Total liabilities		9,696

Net Assets		$ 4,313,118
Net Assets consist of:
Paid in capital		$ 5,160,671
Undistributed net investment income		3,613
Accumulated undistributed net realized gain (loss) on investments		72,702
Net unrealized appreciation (depreciation) on investments		(923,868)
Net Assets		$ 4,313,118

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($934,595 ÷ 112,272 shares)		$ 8.32

Maximum offering price per share (100/94.25 of $8.32)		$ 8.83
Class T: Net Asset Value and redemption price per share ($858,311 ÷ 103,194 shares)		$ 8.32

Maximum offering price per share (100/96.50 of $8.32)		$ 8.62
Class C: Net Asset Value and offering price per share ($853,778 ÷ 102,820 shares)A		$ 8.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,666,434 ÷ 200,020 shares)		$ 8.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2011 (commencement of operations) to September 30, 2011 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 9,132
Interest		15
Total income		9,147

Expenses
Distribution and service plan fees	$ 5,534
Independent trustees' compensation	4
Total expenses before reductions	5,538
Expense reductions	(4)
Net investment income (loss)		3,613
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,061)
Capital gain distributions from underlying funds	84,763
Total net realized gain (loss)		72,702
Change in net unrealized appreciation (depreciation) on underlying funds		(923,868)
Net gain (loss)		(851,166)
Net increase (decrease) in net assets resulting from operations		$ (847,553)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to September 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,613
Net realized gain (loss)	72,702
Change in net unrealized appreciation (depreciation)	(923,868)
Net increase (decrease) in net assets resulting from operations	(847,553)
Share transactions - net increase (decrease)	5,160,671
Total increase (decrease) in net assets	4,313,118

Net Assets
Beginning of period	$ -
End of period (including undistributed net investment income of $3,613)	$ 4,313,118

Financial Highlights - Class A

Period ended September 30, 2011 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(1.69)
Total from investment operations	(1.68)
Net asset value, end of period	$ 8.32
Total Return B,C	(16.80)%
Ratios to Average Net Assets E,G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 935
Portfolio turnover rate	4% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2011 (commencement of operations) to September 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2011 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	(1.68)
Total from investment operations	(1.68)
Net asset value, end of period	$ 8.32
Total Return B,C	(16.80)%
Ratios to Average Net Assets E,G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 858
Portfolio turnover rate	4% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2011 (commencement of operations) to September 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Amount not annualized

Financial Highlights - Class C

Period ended September 30, 2011 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	(1.69)
Total from investment operations	(1.70)
Net asset value, end of period	$ 8.30
Total Return B,C	(17.00)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 854
Portfolio turnover rate	4% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2011 (commencement of operations) to September 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2011 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.02
Net realized and unrealized gain (loss)	(1.69)
Total from investment operations	(1.67)
Net asset value, end of period	$ 8.33
Total Return B	(16.70)%
Ratios to Average Net Assets D,G
Expenses before reductions E	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,666
Portfolio turnover rate	4% H

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E Amount represents less than ..01%. F For the period June 1, 2011 (commencement of operations) to September 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®, Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®, Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®, Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®, Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 Fund®, Fidelity Advisor Freedom 2050 Fund® and Fidelity Advisor Freedom® 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Fidelity Advisor Freedom 2055 Fund commenced operations on June 1, 2011.

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 268,250,425	$ 10,937,632	$ (6,351,910)	$ 4,585,722
Advisor Freedom 2005	239,941,525	9,726,979	(9,988,024)	(261,045)
Advisor Freedom 2010	788,458,664	39,625,841	(36,413,776)	3,212,065
Advisor Freedom 2015	1,491,200,017	69,799,035	(79,644,970)	(9,845,935)
Advisor Freedom 2020	2,352,040,285	113,516,254	(136,325,671)	(22,809,417)
Advisor Freedom 2025	1,903,179,127	85,746,000	(148,829,786)	(63,083,786)
Advisor Freedom 2030	2,007,101,926	88,479,705	(150,015,300)	(61,535,595)
Advisor Freedom 2035	1,325,438,207	52,022,846	(126,811,317)	(74,788,471)
Advisor Freedom 2040	1,448,891,629	16,753,587	(163,441,988)	(146,688,401)
Advisor Freedom 2045	491,636,686	19,140,527	(51,255,312)	(32,114,785)
Advisor Freedom 2050	373,692,867	14,641,453	(40,428,217)	(25,786,764)
Advisor Freedom 2055	5,240,217	82	(925,880)	(925,798)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be March 31, 2012.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	45,783,586	32,436,567
Advisor Freedom 2005	43,418,890	29,592,310
Advisor Freedom 2010	97,267,367	90,208,788
Advisor Freedom 2015	183,124,950	130,276,736
Advisor Freedom 2020	315,825,567	197,747,677
Advisor Freedom 2025	319,272,992	125,643,434
Advisor Freedom 2030	301,242,272	153,779,921
Advisor Freedom 2035	229,612,867	92,492,047
Advisor Freedom 2040	202,306,470	107,731,414
Advisor Freedom 2045	105,915,994	29,715,434
Advisor Freedom 2050	86,653,556	26,217,730
Advisor Freedom 2055	5,434,164	184,016

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 200,391	$ 15,391
Class T	.25%	.25%	140,557	1
Class B	.75%	.25%	17,817	13,371
Class C	.75%	.25%	85,407	11,453
			$ 444,172	$ 40,216
Advisor Freedom 2005
Class A	0%	.25%	$ 224,013	$ 29,630
Class T	.25%	.25%	51,000	64
Class B	.75%	.25%	10,256	7,695
Class C	.75%	.25%	41,902	1,984
			$ 327,171	$ 39,373
Advisor Freedom 2010
Class A	0%	.25%	$ 668,603	$ 88,238
Class T	.25%	.25%	360,351	-
Class B	.75%	.25%	68,460	51,392
Class C	.75%	.25%	209,652	13,617
			$ 1,307,066	$ 153,247
Advisor Freedom 2015
Class A	0%	.25%	$ 1,257,365	$ 149,774
Class T	.25%	.25%	555,576	265
Class B	.75%	.25%	147,182	110,486
Class C	.75%	.25%	348,537	39,897
			$ 2,308,660	$ 300,422
Advisor Freedom 2020
Class A	0%	.25%	$ 1,942,556	$ 224,114
Class T	.25%	.25%	1,008,870	-
Class B	.75%	.25%	276,922	207,887
Class C	.75%	.25%	491,617	49,993
			$ 3,719,965	$ 481,994
Advisor Freedom 2025
Class A	0%	.25%	$ 1,627,210	$ 209,957
Class T	.25%	.25%	622,558	530
Class B	.75%	.25%	175,677	131,899
Class C	.75%	.25%	304,629	39,673
			$ 2,730,074	$ 382,059
Advisor Freedom 2030
Class A	0%	.25%	$ 1,662,698	$ 187,566
Class T	.25%	.25%	828,878	-
Class B	.75%	.25%	211,085	158,496
Class C	.75%	.25%	329,845	36,196
			$ 3,032,506	$ 382,258
Advisor Freedom 2035
Class A	0%	.25%	$ 1,129,340	$ 143,245
Class T	.25%	.25%	398,864	86
Class B	.75%	.25%	129,513	97,249
Class C	.75%	.25%	177,290	23,602
			$ 1,835,007	$ 264,182

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,058,995	$ 97,991
Class T	.25%	.25%	647,629	429
Class B	.75%	.25%	188,751	141,743
Class C	.75%	.25%	278,376	29,800
			$ 2,173,751	$ 269,963
Advisor Freedom 2045
Class A	0%	.25%	$ 403,580	$ 52,322
Class T	.25%	.25%	141,300	313
Class B	.75%	.25%	21,152	15,885
Class C	.75%	.25%	43,558	9,003
			$ 609,590	$ 77,523
Advisor Freedom 2050
Class A	0%	.25%	$ 278,536	$ 22,035
Class T	.25%	.25%	144,788	277
Class B	.75%	.25%	30,888	23,196
Class C	.75%	.25%	61,060	11,787
			$ 515,272	$ 57,295
Advisor Freedom 2055
Class A	0%	.25%	$ 798	$ -
Class T	.25%	.25%	1,576	-
Class C	.75%	.25%	3,160	-
			$ 5,534	$ -

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$ 8,429
Class T	1,407
Class B*	9,553
Class C*	457
$ 19,846
Advisor Freedom 2005
Class A	$ 640
Class T	376
Class B*	1,060
Class C*	1,661
$ 3,737
Advisor Freedom 2010
Class A	$ 8,462
Class T	2,776
Class B*	8,562
Class C*	2,621
$ 22,421
Advisor Freedom 2015
Class A	$ 22,058
Class T	5,237
Class B*	19,056
Class C*	3,048
$ 49,399

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2020
Class A	$ 43,190
Class T	12,157
Class B*	39,075
Class C*	2,357
$ 96,779
Advisor Freedom 2025
Class A	$ 38,171
Class T	14,050
Class B*	28,018
Class C*	1,819
$ 82,058
Advisor Freedom 2030
Class A	$ 36,658
Class T	11,676
Class B*	34,375
Class C*	2,933
$ 85,642
Advisor Freedom 2035
Class A	$ 25,791
Class T	7,998
Class B*	23,237
Class C*	4,011
$ 61,037
Advisor Freedom 2040
Class A	$ 39,108
Class T	10,948
Class B*	28,313
Class C*	2,419
$ 80,788
Advisor Freedom 2045
Class A	$ 11,941
Class T	3,286
Class B*	8,321
Class C*	524
$ 24,072
Advisor Freedom 2050
Class A	$ 13,994
Class T	3,608
Class B*	8,772
Class C*	2,075
$ 28,449
Advisor Freedom 2055
Class A	$ 252
Class T	154
Class C*	-
$ 406

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 277
Class T	.50%	97
Class B	1.00%	6
Class C	1.00%	29
Institutional Class	.00%	67
Advisor Freedom 2005
Class A	.25%	310
Class T	.50%	35
Class B	1.00%	4
Class C	1.00%	14
Institutional Class	.00%	66
Advisor Freedom 2010
Class A	.25%	936
Class T	.50%	252
Class B	1.00%	24
Class C	1.00%	73
Institutional Class	.00%	211
Advisor Freedom 2015
Class A	.25%	1,751
Class T	.50%	387
Class B	1.00%	51
Class C	1.00%	121
Institutional Class	.00%	444
Advisor Freedom 2020
Class A	.25%	2,707
Class T	.50%	703
Class B	1.00%	96
Class C	1.00%	171
Institutional Class	.00%	684
Advisor Freedom 2025
Class A	.25%	2,255
Class T	.50%	431
Class B	1.00%	61
Class C	1.00%	106
Institutional Class	.00%	538
Advisor Freedom 2030
Class A	.25%	2,318
Class T	.50%	578
Class B	1.00%	73
Class C	1.00%	115
Institutional Class	.00%	611

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 1,571
Class T	.50%	277
Class B	1.00%	45
Class C	1.00%	62
Institutional Class	.00%	413
Advisor Freedom 2040
Class A	.25%	1,483
Class T	.50%	453
Class B	1.00%	66
Class C	1.00%	98
Institutional Class	.00%	432
Advisor Freedom 2045
Class A	.25%	557
Class T	.50%	98
Class B	1.00%	7
Class C	1.00%	15
Institutional Class	.00%	164
Advisor Freedom 2050
Class A	.25%	385
Class T	.50%	100
Class B	1.00%	11
Class C	1.00%	21
Institutional Class	.00%	126
Advisor Freedom 2055
Class A	.25%	1
Class T	.50%	1
Class C	1.00%	1
Institutional Class	.00%	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom Income
From net investment income
Class A	$ 853,775	$ 2,314,788
Class T	227,628	713,724
Class B	5,311	35,269
Class C	28,352	126,076
Institutional Class	249,177	412,814
Total	$ 1,364,243	$ 3,602,671
From net realized gain
Class A	$ 88,587	$ 975,505
Class T	30,823	358,557
Class B	2,047	28,200
Class C	9,272	104,824
Institutional Class	19,395	152,782
Total	$ 150,124	$ 1,619,868

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom 2005
From net investment income
Class A	$ 296,298	$ 2,294,168
Class T	22,203	241,548
Class B	-	15,643
Class C	-	57,338
Institutional Class	84,014	436,507
Total	$ 402,515	$ 3,045,204
From net realized gain
Class A	$ 202,731	$ 1,292,493
Class T	24,052	171,153
Class B	939	21,561
Class C	-	72,294
Institutional Class	42,007	207,653
Total	$ 269,729	$ 1,765,154
Advisor Freedom 2010
From net investment income
Class A	$ 909,502	$ 7,309,097
Class T	149,278	1,843,742
Class B	-	113,116
Class C	-	316,760
Institutional Class	277,295	1,616,987
Total	$ 1,336,075	$ 11,199,702
From net realized gain
Class A	$ 727,601	$ 4,424,218
Class T	199,036	1,481,376
Class B	11,274	170,299
Class C	52,291	403,696
Institutional Class	158,454	827,244
Total	$ 1,148,656	$ 7,306,833
Advisor Freedom 2015
From net investment income
Class A	$ 1,703,397	$ 12,855,664
Class T	271,494	2,635,413
Class B	2,633	206,545
Class C	17,969	428,961
Institutional Class	520,395	3,196,021
Total	$ 2,515,888	$ 19,322,604
From net realized gain
Class A	$ 1,362,657	$ 8,081,708
Class T	310,277	2,057,692
Class B	42,134	312,381
Class C	95,837	597,134
Institutional Class	333,053	1,672,250
Total	$ 2,143,958	$ 12,721,165

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom 2020
From net investment income
Class A	$ 2,389,866	$ 20,017,211
Class T	370,160	4,788,796
Class B	-	417,553
Class C	-	683,691
Institutional Class	820,926	4,636,483
Total	$ 3,580,952	$ 30,543,734
From net realized gain
Class A	$ 2,515,648	$ 13,012,233
Class T	673,009	4,137,340
Class B	57,235	643,981
Class C	122,347	920,729
Institutional Class	608,090	2,564,116
Total	$ 3,976,329	$ 21,278,399
Advisor Freedom 2025
From net investment income
Class A	$ 1,722,150	$ 15,436,008
Class T	170,161	2,761,297
Class B	-	249,917
Class C	-	385,546
Institutional Class	563,585	3,306,034
Total	$ 2,455,896	$ 22,138,802
From net realized gain
Class A	$ 2,367,954	$ 10,435,875
Class T	467,944	2,278,134
Class B	43,681	366,251
Class C	88,102	532,901
Institutional Class	539,081	1,830,552
Total	$ 3,506,762	$ 15,443,713
Advisor Freedom 2030
From net investment income
Class A	$ 1,699,691	$ 15,885,460
Class T	218,224	3,544,555
Class B	-	289,353
Class C	-	417,601
Institutional Class	613,320	3,756,974
Total	$ 2,531,235	$ 23,893,943
From net realized gain
Class A	$ 2,655,766	$ 10,935,573
Class T	681,950	3,356,005
Class B	50,396	456,867
Class C	92,849	601,231
Institutional Class	666,652	2,149,289
Total	$ 4,147,613	$ 17,498,965

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom 2035
From net investment income
Class A	$ 681,337	$ 9,201,625
Class T	13,892	1,508,142
Class B	-	146,233
Class C	-	187,609
Institutional Class	305,472	2,214,118
Total	$ 1,000,701	$ 13,257,727
From net realized gain
Class A	$ 1,968,279	$ 7,122,431
Class T	361,154	1,471,380
Class B	25,522	242,360
Class C	39,549	289,817
Institutional Class	496,392	1,324,184
Total	$ 2,890,896	$ 10,450,172
Advisor Freedom 2040
From net investment income
Class A	$ 602,987	$ 9,382,608
Class T	63,421	2,437,956
Class B	-	218,091
Class C	-	307,296
Institutional Class	282,652	2,460,801
Total	$ 949,060	$ 14,806,752
From net realized gain
Class A	$ 1,943,031	$ 6,904,056
Class T	613,071	2,633,448
Class B	60,163	367,758
Class C	91,684	475,772
Institutional Class	546,439	1,452,252
Total	$ 3,254,388	$ 11,833,286
Advisor Freedom 2045
From net investment income
Class A	$ 290,419	$ 3,205,236
Class T	11,702	540,295
Class B	-	23,614
Class C	-	48,491
Institutional Class	136,099	787,743
Total	$ 438,220	$ 4,605,379
From net realized gain
Class A	$ 677,641	$ 2,227,851
Class T	122,874	459,052
Class B	5,013	35,506
Class C	10,709	61,596
Institutional Class	190,539	431,412
Total	$ 1,006,776	$ 3,215,417

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom 2050
From net investment income
Class A	$ 113,712	$ 2,095,291
Class T	-	516,727
Class B	-	33,895
Class C	-	62,418
Institutional Class	76,918	619,924
Total	$ 190,630	$ 3,328,255
From net realized gain
Class A	$ 523,025	$ 1,473,391
Class T	128,763	457,203
Class B	6,025	48,699
Class C	12,562	81,250
Institutional Class	160,829	385,486
Total	$ 831,204	$ 2,446,029

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom Income
Class A
Shares sold	3,754,948	6,742,883	$ 40,758,610	$ 70,990,544
Reinvestment of distributions	85,377	307,703	928,165	3,244,142
Shares redeemed	(3,501,649)	(6,310,616)	(38,006,462)	(66,644,649)
Net increase (decrease)	338,676	739,970	$ 3,680,313	$ 7,590,037
Class T
Shares sold	1,008,571	2,537,111	$ 10,912,263	$ 26,724,748
Reinvestment of distributions	22,365	96,147	242,998	1,013,774
Shares redeemed	(1,113,944)	(2,373,124)	(12,098,719)	(25,096,544)
Net increase (decrease)	(83,008)	260,134	$ (943,458)	$ 2,641,978
Class B
Shares sold	2,030	88,084	$ 22,099	$ 914,898
Reinvestment of distributions	599	5,485	6,516	57,752
Shares redeemed	(62,810)	(245,009)	(681,137)	(2,582,330)
Net increase (decrease)	(60,181)	(151,440)	$ (652,522)	$ (1,609,680)
Class C
Shares sold	204,144	441,928	$ 2,219,628	$ 4,643,877
Reinvestment of distributions	2,847	18,498	30,907	195,080
Shares redeemed	(216,428)	(352,733)	(2,324,962)	(3,743,810)
Net increase (decrease)	(9,437)	107,693	$ (74,427)	$ 1,095,147
Institutional Class
Shares sold	1,636,191	2,556,329	$ 17,799,831	$ 27,181,011
Reinvestment of distributions	23,673	52,562	257,551	556,359
Shares redeemed	(653,672)	(1,356,615)	(7,100,581)	(14,424,513)
Net increase (decrease)	1,006,192	1,252,276	$ 10,956,801	$ 13,312,857
Advisor Freedom 2005
Class A
Shares sold	3,905,150	5,609,613	$ 44,120,930	$ 60,880,533
Reinvestment of distributions	42,956	325,191	494,855	3,555,363
Shares redeemed	(3,216,652)	(5,151,918)	(36,395,008)	(55,840,299)
Net increase (decrease)	731,454	782,886	$ 8,220,777	$ 8,595,597

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	375,661	730,487	$ 4,225,470	$ 7,924,718
Reinvestment of distributions	3,870	36,423	44,620	398,016
Shares redeemed	(540,746)	(1,062,251)	(6,102,589)	(11,498,714)
Net increase (decrease)	(161,215)	(295,341)	$ (1,832,499)	$ (3,175,980)
Class B
Shares sold	3,700	8,537	$ 41,174	$ 90,002
Reinvestment of distributions	74	3,019	859	32,958
Shares redeemed	(41,146)	(90,010)	(467,941)	(981,855)
Net increase (decrease)	(37,372)	(78,454)	$ (425,908)	$ (858,895)
Class C
Shares sold	43,260	147,121	$ 491,230	$ 1,607,419
Reinvestment of distributions	-	10,949	-	119,425
Shares redeemed	(80,103)	(287,607)	(902,617)	(3,140,453)
Net increase (decrease)	(36,843)	(129,537)	$ (411,387)	$ (1,413,609)
Institutional Class
Shares sold	1,137,700	2,075,491	$ 13,027,262	$ 22,866,153
Reinvestment of distributions	10,806	57,924	125,129	637,888
Shares redeemed	(604,729)	(854,883)	(6,925,685)	(9,388,329)
Net increase (decrease)	543,777	1,278,532	$ 6,226,706	$ 14,115,712
Advisor Freedom 2010
Class A
Shares sold	8,413,040	16,095,416	$ 98,826,772	$ 180,711,445
Reinvestment of distributions	134,954	1,025,173	1,618,100	11,588,751
Shares redeemed	(8,188,539)	(16,025,057)	(95,866,081)	(178,906,727)
Net increase (decrease)	359,455	1,095,532	$ 4,578,791	$ 13,393,469
Class T
Shares sold	1,623,686	3,880,033	$ 19,034,056	$ 42,686,442
Reinvestment of distributions	28,417	290,165	339,863	3,253,690
Shares redeemed	(2,618,347)	(10,204,939)	(30,666,045)	(112,184,260)
Net increase (decrease)	(966,244)	(6,034,741)	$ (11,292,126)	$ (66,244,128)
Class B
Shares sold	8,618	93,857	$ 100,118	$ 1,003,129
Reinvestment of distributions	858	22,756	10,264	255,827
Shares redeemed	(315,447)	(858,645)	(3,695,166)	(9,618,220)
Net increase (decrease)	(305,971)	(742,032)	$ (3,584,784)	$ (8,359,264)
Class C
Shares sold	187,768	535,760	$ 2,170,131	$ 5,915,274
Reinvestment of distributions	3,901	56,804	46,422	637,277
Shares redeemed	(537,498)	(1,180,387)	(6,249,185)	(12,966,143)
Net increase (decrease)	(345,829)	(587,823)	$ (4,032,632)	$ (6,413,592)
Institutional Class
Shares sold	2,656,106	5,627,504	$ 31,385,409	$ 63,470,104
Reinvestment of distributions	35,748	212,399	430,048	2,414,202
Shares redeemed	(1,533,979)	(3,110,566)	(18,119,866)	(34,999,374)
Net increase (decrease)	1,157,875	2,729,337	$ 13,695,591	$ 30,884,932
Advisor Freedom 2015
Class A
Shares sold	16,202,129	27,732,699	$ 189,468,281	$ 310,274,647
Reinvestment of distributions	253,970	1,841,287	3,037,452	20,720,499
Shares redeemed	(13,870,215)	(21,697,911)	(162,013,382)	(241,513,846)
Net increase (decrease)	2,585,884	7,876,075	$ 30,492,351	$ 89,481,300

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	2,385,037	5,882,611	$ 27,787,533	$ 65,251,137
Reinvestment of distributions	47,094	404,719	562,303	4,542,977
Shares redeemed	(4,157,566)	(7,251,020)	(48,556,448)	(80,629,160)
Net increase (decrease)	(1,725,435)	(963,690)	$ (20,206,612)	$ (10,835,046)
Class B
Shares sold	22,105	191,482	$ 257,933	$ 2,066,206
Reinvestment of distributions	3,406	42,030	40,596	470,481
Shares redeemed	(470,454)	(801,776)	(5,483,526)	(8,927,194)
Net increase (decrease)	(444,943)	(568,264)	$ (5,184,997)	$ (6,390,507)
Class C
Shares sold	618,617	1,233,517	$ 7,242,644	$ 13,642,003
Reinvestment of distributions	8,635	82,686	102,666	925,371
Shares redeemed	(687,704)	(1,381,438)	(7,949,690)	(15,136,214)
Net increase (decrease)	(60,452)	(65,235)	$ (604,380)	$ (568,840)
Institutional Class
Shares sold	5,832,930	10,948,482	$ 68,778,774	$ 123,310,581
Reinvestment of distributions	69,400	419,853	834,880	4,762,383
Shares redeemed	(3,078,505)	(4,028,135)	(36,111,006)	(45,224,559)
Net increase (decrease)	2,823,825	7,340,200	$ 33,502,648	$ 82,848,405
Advisor Freedom 2020
Class A
Shares sold	23,071,176	42,385,127	$ 281,632,984	$ 490,968,694
Reinvestment of distributions	387,009	2,789,668	4,845,348	32,676,917
Shares redeemed	(18,493,220)	(30,533,371)	(225,707,919)	(352,138,611)
Net increase (decrease)	4,964,965	14,641,424	$ 60,770,413	$ 171,507,000
Class T
Shares sold	4,296,639	10,333,537	$ 52,334,139	$ 118,202,049
Reinvestment of distributions	81,828	753,997	1,024,484	8,780,977
Shares redeemed	(6,289,126)	(20,539,717)	(76,858,957)	(233,180,192)
Net increase (decrease)	(1,910,659)	(9,452,183)	$ (23,500,334)	$ (106,197,166)
Class B
Shares sold	18,290	368,121	$ 223,191	$ 4,060,760
Reinvestment of distributions	4,100	82,240	51,211	957,119
Shares redeemed	(805,699)	(1,902,848)	(9,810,814)	(22,013,230)
Net increase (decrease)	(783,309)	(1,452,487)	$ (9,536,412)	$ (16,995,351)
Class C
Shares sold	717,703	1,664,023	$ 8,715,385	$ 18,885,357
Reinvestment of distributions	8,915	124,410	111,084	1,450,199
Shares redeemed	(910,985)	(1,991,323)	(10,978,113)	(22,726,168)
Net increase (decrease)	(184,367)	(202,890)	$ (2,151,644)	$ (2,390,612)
Institutional Class
Shares sold	8,902,667	15,993,749	$ 109,581,829	$ 187,257,774
Reinvestment of distributions	111,661	601,425	1,405,809	7,094,949
Shares redeemed	(3,780,030)	(6,509,087)	(46,348,130)	(76,123,009)
Net increase (decrease)	5,234,298	10,086,087	$ 64,639,508	$ 118,229,714
Advisor Freedom 2025
Class A
Shares sold	22,526,082	37,031,547	$ 263,851,511	$ 413,280,512
Reinvestment of distributions	334,683	2,276,155	4,063,048	25,700,489
Shares redeemed	(13,692,571)	(25,478,996)	(160,763,863)	(283,196,123)
Net increase (decrease)	9,168,194	13,828,706	$ 107,150,696	$ 155,784,878

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	3,581,792	6,893,938	$ 42,058,711	$ 76,306,756
Reinvestment of distributions	51,118	434,732	622,110	4,920,153
Shares redeemed	(4,036,912)	(7,345,717)	(47,481,867)	(81,980,377)
Net increase (decrease)	(404,002)	(17,047)	$ (4,801,046)	$ (753,468)
Class B
Shares sold	31,842	249,430	$ 367,151	$ 2,611,983
Reinvestment of distributions	3,304	50,463	39,911	566,440
Shares redeemed	(474,250)	(686,905)	(5,547,536)	(7,580,412)
Net increase (decrease)	(439,104)	(387,012)	$ (5,140,474)	$ (4,401,989)
Class C
Shares sold	614,708	1,289,642	$ 7,159,130	$ 14,187,941
Reinvestment of distributions	6,879	77,327	82,889	866,774
Shares redeemed	(439,126)	(1,165,343)	(5,116,835)	(12,701,967)
Net increase (decrease)	182,461	201,626	$ 2,125,184	$ 2,352,748
Institutional Class
Shares sold	8,466,262	13,417,346	$ 100,174,694	$ 152,104,559
Reinvestment of distributions	87,888	438,558	1,073,986	5,003,022
Shares redeemed	(2,783,186)	(3,507,339)	(32,824,765)	(39,481,295)
Net increase (decrease)	5,770,964	10,348,565	$ 68,423,915	$ 117,626,286
Advisor Freedom 2030
Class A
Shares sold	19,588,509	36,308,773	$ 241,583,355	$ 422,799,888
Reinvestment of distributions	338,473	2,244,767	4,318,912	26,598,860
Shares redeemed	(14,569,674)	(24,491,451)	(179,836,855)	(283,894,538)
Net increase (decrease)	5,357,308	14,062,089	$ 66,065,412	$ 165,504,210
Class T
Shares sold	3,862,964	10,464,373	$ 47,398,634	$ 120,222,230
Reinvestment of distributions	69,634	579,968	886,440	6,809,846
Shares redeemed	(4,962,742)	(17,532,281)	(61,088,634)	(199,844,267)
Net increase (decrease)	(1,030,144)	(6,487,940)	$ (12,803,560)	$ (72,812,191)
Class B
Shares sold	19,454	273,983	$ 236,164	$ 3,002,253
Reinvestment of distributions	3,630	58,164	46,059	683,212
Shares redeemed	(558,797)	(1,172,272)	(6,871,230)	(13,660,495)
Net increase (decrease)	(535,713)	(840,125)	$ (6,589,007)	$ (9,975,030)
Class C
Shares sold	557,172	1,166,069	$ 6,857,618	$ 13,411,785
Reinvestment of distributions	6,780	79,998	85,830	940,253
Shares redeemed	(676,348)	(1,516,187)	(8,259,057)	(17,340,843)
Net increase (decrease)	(112,396)	(270,120)	$ (1,315,609)	$ (2,988,805)
Institutional Class
Shares sold	8,843,179	14,756,707	$ 109,772,477	$ 173,957,761
Reinvestment of distributions	97,919	486,184	1,254,343	5,794,863
Shares redeemed	(3,055,575)	(5,798,972)	(37,837,704)	(68,160,205)
Net increase (decrease)	5,885,523	9,443,919	$ 73,189,116	$ 111,592,419
Advisor Freedom 2035
Class A
Shares sold	15,795,518	27,970,555	$ 183,768,303	$ 308,468,907
Reinvestment of distributions	216,967	1,446,498	2,633,979	16,211,663
Shares redeemed	(9,733,523)	(17,409,245)	(113,958,083)	(190,855,839)
Net increase (decrease)	6,278,962	12,007,808	$ 72,444,199	$ 133,824,731

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	2,398,614	5,393,602	$ 27,637,993	$ 58,683,253
Reinvestment of distributions	30,227	260,979	365,445	2,909,844
Shares redeemed	(2,941,090)	(5,098,171)	(34,263,859)	(56,262,333)
Net increase (decrease)	(512,249)	556,410	$ (6,260,421)	$ 5,330,764
Class B
Shares sold	13,205	181,743	$ 159,166	$ 1,860,461
Reinvestment of distributions	1,989	33,086	23,890	365,557
Shares redeemed	(266,165)	(449,264)	(3,053,276)	(4,866,708)
Net increase (decrease)	(250,971)	(234,435)	$ (2,870,220)	$ (2,640,690)
Class C
Shares sold	377,537	763,399	$ 4,382,469	$ 8,246,950
Reinvestment of distributions	3,124	40,998	37,489	453,892
Shares redeemed	(330,026)	(707,167)	(3,808,337)	(7,564,157)
Net increase (decrease)	50,635	97,230	$ 611,621	$ 1,136,685
Institutional Class
Shares sold	6,878,208	11,027,172	$ 80,673,515	$ 122,599,210
Reinvestment of distributions	64,034	303,802	780,579	3,441,276
Shares redeemed	(2,459,636)	(2,535,451)	(28,905,117)	(28,205,403)
Net increase (decrease)	4,482,606	8,795,523	$ 52,548,977	$ 97,835,083
Advisor Freedom 2040
Class A
Shares sold	12,924,375	24,772,426	$ 160,660,255	$ 290,957,352
Reinvestment of distributions	194,452	1,347,352	2,523,990	16,116,359
Shares redeemed	(9,499,641)	(18,286,233)	(118,837,187)	(213,969,269)
Net increase (decrease)	3,619,186	7,833,545	$ 44,347,058	$ 93,104,442
Class T
Shares sold	3,158,049	7,976,427	$ 39,151,397	$ 92,151,888
Reinvestment of distributions	51,349	422,557	664,971	5,006,423
Shares redeemed	(4,390,590)	(13,512,695)	(54,542,272)	(155,218,830)
Net increase (decrease)	(1,181,192)	(5,113,711)	$ (14,725,904)	$ (58,060,519)
Class B
Shares sold	11,882	209,959	$ 149,098	$ 2,309,982
Reinvestment of distributions	4,338	46,081	55,789	543,523
Shares redeemed	(399,354)	(873,544)	(4,946,000)	(10,194,639)
Net increase (decrease)	(383,134)	(617,504)	$ (4,741,113)	$ (7,341,134)
Class C
Shares sold	424,812	1,118,317	$ 5,228,096	$ 12,931,197
Reinvestment of distributions	6,786	63,034	87,129	745,182
Shares redeemed	(457,788)	(1,361,404)	(5,653,956)	(15,808,490)
Net increase (decrease)	(26,190)	(180,053)	$ (338,731)	$ (2,132,111)
Institutional Class
Shares sold	6,309,610	11,010,598	$ 79,164,462	$ 130,588,540
Reinvestment of distributions	60,941	311,564	794,066	3,751,417
Shares redeemed	(2,524,868)	(4,767,648)	(31,617,806)	(56,587,880)
Net increase (decrease)	3,845,683	6,554,514	$ 48,340,722	$ 77,752,077
Advisor Freedom 2045
Class A
Shares sold	8,641,209	15,649,671	$ 83,173,458	$ 142,479,055
Reinvestment of distributions	95,303	580,532	963,511	5,409,938
Shares redeemed	(4,572,659)	(7,686,625)	(44,509,227)	(69,866,274)
Net increase (decrease)	4,163,853	8,543,578	$ 39,627,742	$ 78,022,719

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	1,508,210	3,458,321	$ 14,441,898	$ 31,367,898
Reinvestment of distributions	13,081	106,232	131,855	986,814
Shares redeemed	(1,567,630)	(2,489,332)	(15,298,084)	(22,900,338)
Net increase (decrease)	(46,339)	1,075,221	$ (724,331)	$ 9,454,374
Class B
Shares sold	639	64,679	$ 6,051	$ 553,980
Reinvestment of distributions	482	6,187	4,853	57,081
Shares redeemed	(42,600)	(76,608)	(413,252)	(675,735)
Net increase (decrease)	(41,479)	(5,742)	$ (402,348)	$ (64,674)
Class C
Shares sold	175,268	358,203	$ 1,660,614	$ 3,208,567
Reinvestment of distributions	1,036	11,564	10,397	107,229
Shares redeemed	(90,674)	(201,823)	(863,485)	(1,842,121)
Net increase (decrease)	85,630	167,944	$ 807,526	$ 1,473,675
Institutional Class
Shares sold	4,151,159	5,606,405	$ 40,355,701	$ 52,004,125
Reinvestment of distributions	31,794	128,213	322,396	1,205,418
Shares redeemed	(1,207,240)	(1,215,140)	(11,736,348)	(11,202,214)
Net increase (decrease)	2,975,713	4,519,478	$ 28,941,749	$ 42,007,329
Advisor Freedom 2050
Class A
Shares sold	6,897,573	11,629,928	$ 65,432,630	$ 104,240,785
Reinvestment of distributions	63,250	385,855	629,969	3,532,343
Shares redeemed	(3,898,162)	(5,707,133)	(37,261,963)	(51,265,603)
Net increase (decrease)	3,062,661	6,308,650	$ 28,800,636	$ 56,507,525
Class T
Shares sold	1,503,846	3,483,884	$ 14,196,954	$ 30,992,620
Reinvestment of distributions	12,873	106,163	127,957	968,745
Shares redeemed	(1,524,419)	(2,786,022)	(14,607,292)	(24,961,552)
Net increase (decrease)	(7,700)	804,025	$ (282,381)	$ 6,999,813
Class B
Shares sold	659	110,536	$ 6,361	$ 933,871
Reinvestment of distributions	581	8,784	5,755	79,624
Shares redeemed	(51,682)	(119,007)	(486,109)	(1,034,921)
Net increase (decrease)	(50,442)	313	$ (473,993)	$ (21,426)
Class C
Shares sold	263,799	389,030	$ 2,484,549	$ 3,445,107
Reinvestment of distributions	1,203	14,950	11,922	136,149
Shares redeemed	(120,544)	(306,396)	(1,128,037)	(2,713,863)
Net increase (decrease)	144,458	97,584	$ 1,368,434	$ 867,393
Institutional Class
Shares sold	3,545,530	4,230,159	$ 34,000,053	$ 38,199,787
Reinvestment of distributions	23,141	107,698	231,410	985,312
Shares redeemed	(996,088)	(2,667,285)	(9,509,731)	(24,080,596)
Net increase (decrease)	2,572,583	1,670,572	$ 24,721,732	$ 15,104,503
Advisor Freedom 2055 A
Class A
Shares sold	116,614	-	$ 1,144,578	$ -
Shares redeemed	(4,342)	-	(38,371)	-
Net increase (decrease)	112,272	-	$ 1,106,207	$ -
Class T
Shares sold	103,254	-	$ 1,029,560	$ -
Shares redeemed	(60)	-	(503)	-
Net increase (decrease)	103,194	-	$ 1,029,057	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class C
Shares sold	102,831	-	$ 1,025,332	$ -
Shares redeemed	(11)	-	(90)	-
Net increase (decrease)	102,820	-	$ 1,025,242	$ -
Institutional Class
Shares sold	200,020	-	$ 2,000,165	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	200,020	-	$ 2,000,165	$ -

A For the period June 1, 2011 (commencement of operations) to September 30, 2011.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 96% of the total outstanding shares of the Advisor Freedom 2055 Fund.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	10%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	56%
Fidelity Advisor Large Cap Fund	62%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom 2055 Fund

On March 17, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity Freedom funds.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses (excluding the fees and expenses of underlying funds) for each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund does not pay a management fee for investment advisory services. In its review of the total expenses of each class of the fund, the Board noted that the fund invests in classes of the underlying funds so as to avoid charging fund-paid 12b-1 fee at both funds levels. The Board considered that the fund does not pay transfer agent fees. Instead, each underlying fund bears its pro rata portion of the transfer agent fee according to the percentage of the fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of the fund, with limited exceptions.

Based on its review, the Board concluded that the fund's projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds (other than Fidelity Advisor Freedom 2055 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance, given that even competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and glide path construction.

For Advisor Freedom 2005 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, and Advisor Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2010 Fund, Advisor Freedom 2035 Fund, and Adviser Freedom 2040 Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Because Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund had been in existence less than five calendar years, for each such fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Advisor Freedom Income Fund).

Advisor Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2045 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2050 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom Income Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Semiannual Report

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Semiannual Report

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2010 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFF-USAN-1111
1.792158.108

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035,
2040, 2045, 2050, 2055 - Institutional Class

Semiannual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011), except for Advisor Freedom 2055. For Advisor Freedom 2055, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to September 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 976.20	$ 1.24B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 975.00	$ 2.47B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 972.40	$ 4.93B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 971.70	$ 4.93B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 977.40	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 935.30	$ 1.21B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 933.90	$ 2.42B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 931.40	$ 4.83B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 930.80	$ 4.83B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 935.40	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 918.00	$ 1.20B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 917.10	$ 2.40B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 915.60	$ 4.79B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 915.60	$ 4.79B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 919.70	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 916.80	$ 1.20B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 915.40	$ 2.39B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 913.30	$ 4.78B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 913.20	$ 4.78B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 917.70	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 898.40	$ 1.19B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 897.00	$ 2.37B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 894.50	$ 4.74B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 895.20	$ 4.74B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 898.80	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 876.20	$ 1.17B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 875.00	$ 2.34B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 872.80	$ 4.68B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 873.50	$ 4.68B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 876.70	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 867.60	$ 1.17B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 867.40	$ 2.33B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 864.80	$ 4.66B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 864.70	$ 4.66B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 869.30	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 846.40	$ 1.15B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 845.90	$ 2.31B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 843.60	$ 4.61B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 843.70	$ 4.61B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 847.60	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 844.20	$ 1.15B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 842.60	$ 2.30B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 840.60	$ 4.60B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 841.20	$ 4.60B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 845.20	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 837.80	$ 1.15B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 837.60	$ 2.30B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 835.10	$ 4.59B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 835.00	$ 4.59B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 839.80	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 830.10	$ 1.14B
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26B
Class T	.50%
Actual		$ 1,000.00	$ 829.00	$ 2.29B
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53B
Class B	1.00%
Actual		$ 1,000.00	$ 826.30	$ 4.57B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Class C	1.00%
Actual		$ 1,000.00	$ 826.60	$ 4.57B
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05B
Institutional Class	.00%
Actual		$ 1,000.00	$ 831.30	$ .00B
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00B
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 832.00	$ .76 C
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26 B
Class T	.50%
Actual		$ 1,000.00	$ 832.00	$ 1.53 C
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53 B
Class C	1.00%
Actual		$ 1,000.00	$ 830.00	$ 3.05 C
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05 B
Institutional Class	.00%
Actual		$ 1,000.00	$ 833.00	$ .00 C
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00 B
A 5% return per year before expenses

B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the period June 1, 2011 to September 30, 2011).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.7	0.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.2	1.4
Fidelity Advisor Growth & Income Fund Institutional Class	1.7	1.9
Fidelity Advisor Large Cap Fund Institutional Class	1.7	1.9
Fidelity Advisor Small Cap Fund Institutional Class	0.6	0.7
Fidelity Series 100 Index Fund	1.5	1.6
Fidelity Series All-Sector Equity Fund	2.5	2.7
Fidelity Series Large Cap Value Fund	2.3	2.7
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
	12.1	13.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.2	0.8
Fidelity Advisor Overseas Fund Institutional Class	0.2	0.7
Fidelity Series International Growth Fund	1.6	1.4
Fidelity Series International Small Cap Fund	0.3	0.3
Fidelity Series International Value Fund	1.5	1.4
	3.8	4.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.0	0.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.4	0.1
Fidelity Series High Income Fund	4.7	4.9
	5.1	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.2	10.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.1	4.4
Fidelity Series Investment Grade Bond Fund	20.5	20.0
	24.6	24.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	20.0	19.7
Fidelity Institutional Money Market Portfolio Institutional Class	21.5	20.2
	41.5	39.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.7%
Domestic Equity Funds	12.1%
Developed International Equity Funds	3.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	11.2%
Investment Grade Bond Funds	24.6%
Short-Term Funds	41.5%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	13.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.9%
Investment Grade Bond Funds	24.4%
Short-Term Funds	39.9%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.8%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	225,432	$ 2,008,596
Domestic Equity Funds - 12.1%
Fidelity Advisor Equity Growth Fund Institutional Class	63,233	3,315,950
Fidelity Advisor Growth & Income Fund Institutional Class	302,717	4,707,253
Fidelity Advisor Large Cap Fund Institutional Class	279,472	4,583,334
Fidelity Advisor Small Cap Fund Institutional Class	75,518	1,664,406
Fidelity Series 100 Index Fund	511,900	4,115,678
Fidelity Series All-Sector Equity Fund	602,384	6,620,203
Fidelity Series Large Cap Value Fund	656,369	6,340,526
Fidelity Series Small Cap Opportunities Fund	170,364	1,540,091
TOTAL DOMESTIC EQUITY FUNDS		32,887,441
TOTAL DOMESTIC EQUITY FUNDS (Cost $34,240,397)		34,896,037
International Equity Funds - 4.8%

Developed International Equity Funds - 3.8%
Fidelity Advisor Diversified International Fund Institutional Class	40,346	540,228
Fidelity Advisor Overseas Fund Institutional Class	36,145	534,587
Fidelity Series International Growth Fund	455,747	4,338,707
Fidelity Series International Small Cap Fund	94,534	968,026
Fidelity Series International Value Fund	513,612	4,098,623
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		10,480,171
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund	193,695	2,752,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,762,844)		13,232,577
Bond Funds - 40.9%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund	131,752	$ 1,258,231
Fidelity Series High Income Fund	1,410,792	12,739,452
TOTAL HIGH YIELD BOND FUNDS		13,997,683
Inflation-Protected Bond Funds - 11.2%
Fidelity Series Inflation-Protected Bond Index Fund	2,698,865	30,470,184
Investment Grade Bond Funds - 24.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,217,160	11,222,218
Fidelity Series Investment Grade Bond Fund	4,709,501	55,948,872
TOTAL INVESTMENT GRADE BOND FUNDS		67,171,090
TOTAL BOND FUNDS (Cost $105,477,081)		111,638,957
Short-Term Funds - 41.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,886,817	54,453,057
Fidelity Institutional Money Market Portfolio Institutional Class	58,615,519	58,615,519
TOTAL SHORT-TERM FUNDS (Cost $112,868,639)		113,068,576
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $267,348,961)	272,836,147
NET OTHER ASSETS (LIABILITIES) - 0.0%	(72,775)
NET ASSETS - 100%	$ 272,763,372
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $1,843,340 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $267,348,961) - See accompanying schedule		$ 272,836,147
Receivable for investments sold		155,779
Receivable for fund shares sold		792,520
Total assets		273,784,446

Liabilities
Payable for investments purchased	$ 600,498
Payable for fund shares redeemed	347,849
Distribution and service plan fees payable	72,727
Total liabilities		1,021,074

Net Assets		$ 272,763,372
Net Assets consist of:
Paid in capital		$ 268,876,908
Undistributed net investment income		300,335
Accumulated undistributed net realized gain (loss) on investments		(1,901,057)
Net unrealized appreciation (depreciation) on investments		5,487,186
Net Assets		$ 272,763,372

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($156,516,219 ÷ 14,868,439 shares)		$ 10.53

Maximum offering price per share (100/94.25 of $10.53)		$ 11.17
Class T: Net Asset Value and redemption price per share ($54,805,792 ÷ 5,210,418 shares)		$ 10.52

Maximum offering price per share (100/96.50 of $10.52)		$ 10.90
Class B: Net Asset Value and offering price per share ($3,187,369 ÷ 303,125 shares)A		$ 10.52

Class C: Net Asset Value and offering price per share ($15,981,845 ÷ 1,520,671 shares)A		$ 10.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,272,147 ÷ 4,008,045 shares)		$ 10.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,886,507

Expenses
Distribution and service plan fees	$ 444,172
Independent trustees' compensation	476
Total expenses before reductions	444,648
Expense reductions	(476)	444,172
Net investment income (loss)		1,442,335
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	443,156
Capital gain distributions from underlying funds	428,687
Total net realized gain (loss)		871,843
Change in net unrealized appreciation (depreciation) on underlying funds		(9,261,480)
Net gain (loss)		(8,389,637)
Net increase (decrease) in net assets resulting from operations		$ (6,947,302)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,442,335	$ 3,526,559
Net realized gain (loss)	871,843	4,033,665
Change in net unrealized appreciation (depreciation)	(9,261,480)	9,997,963
Net increase (decrease) in net assets resulting from operations	(6,947,302)	17,558,187
Distributions to shareholders from net investment income	(1,364,243)	(3,602,671)
Distributions to shareholders from net realized gain	(150,124)	(1,619,868)
Total distributions	(1,514,367)	(5,222,539)
Share transactions - net increase (decrease)	12,966,707	23,030,339
Total increase (decrease) in net assets	4,505,038	35,365,987

Net Assets
Beginning of period	268,258,334	232,892,347
End of period (including undistributed net investment income of $300,335 and undistributed net investment income of $222,243, respectively)	$ 272,763,372	$ 268,258,334

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52
Income from Investment Operations
Net investment income (loss) E	.06	.16	.22	.29	.40	.36
Net realized and unrealized gain (loss)	(.32)	.57	1.66	(1.60)	(.21)	.29
Total from investment operations	(.26)	.73	1.88	(1.31)	.19	.65
Distributions from net investment income	(.06)	(.16)	(.22)	(.30)	(.40)	(.35)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.06) J	(.23)	(.27) I	(.41)	(.47) H	(.43)
Net asset value, end of period	$ 10.53	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74
Total Return B,C,D	(2.38)%	7.11%	21.74%	(12.78)%	1.73%	6.38%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.12% A	1.48%	2.19%	3.03%	3.77%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,516	$ 157,695	$ 142,691	$ 93,865	$ 87,469	$ 49,721
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51
Income from Investment Operations
Net investment income (loss) E	.05	.13	.19	.27	.38	.34
Net realized and unrealized gain (loss)	(.32)	.57	1.67	(1.61)	(.22)	.29
Total from investment operations	(.27)	.70	1.86	(1.34)	.16	.63
Distributions from net investment income	(.04)	(.13)	(.19)	(.27)	(.38)	(.33)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.05)	(.20)	(.25) I	(.38)	(.44) H	(.41)
Net asset value, end of period	$ 10.52	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73
Total Return B,C,D	(2.50)%	6.85%	21.47%	(13.03)%	1.48%	6.11%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.87% A	1.23%	1.94%	2.78%	3.52%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,806	$ 57,404	$ 52,047	$ 42,675	$ 44,882	$ 39,739
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50
Income from Investment Operations
Net investment income (loss) E	.02	.08	.14	.22	.32	.29
Net realized and unrealized gain (loss)	(.32)	.58	1.67	(1.60)	(.21)	.28
Total from investment operations	(.30)	.66	1.81	(1.38)	.11	.57
Distributions from net investment income	(.02)	(.08)	(.14)	(.23)	(.32)	(.27)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.02) J	(.15)	(.20) I	(.34)	(.39) H	(.35)
Net asset value, end of period	$ 10.52	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72
Total Return B,C,D	(2.76)%	6.39%	20.86%	(13.48)%	.97%	5.57%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37% A	.73%	1.44%	2.28%	3.02%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,187	$ 3,938	$ 5,319	$ 4,282	$ 5,539	$ 4,993
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share. J Total distributions of $.02 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50
Income from Investment Operations
Net investment income (loss) E	.02	.08	.14	.22	.32	.29
Net realized and unrealized gain (loss)	(.33)	.58	1.67	(1.60)	(.21)	.27
Total from investment operations	(.31)	.66	1.81	(1.38)	.11	.56
Distributions from net investment income	(.02)	(.08)	(.14)	(.22)	(.32)	(.27)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.02) J	(.15)	(.20) I	(.33)	(.39) H	(.35)
Net asset value, end of period	$ 10.51	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71
Total Return B,C,D	(2.83)%	6.42%	20.83%	(13.41)%	.97%	5.48%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37% A	.73%	1.44%	2.28%	3.02%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,982	$ 16,581	$ 14,697	$ 11,362	$ 14,718	$ 13,279
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share. J Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53
Income from Investment Operations
Net investment income (loss) D	.07	.18	.24	.31	.43	.39
Net realized and unrealized gain (loss)	(.31)	.57	1.68	(1.61)	(.21)	.30
Total from investment operations	(.24)	.75	1.92	(1.30)	.22	.69
Distributions from net investment income	(.07)	(.19)	(.24)	(.32)	(.43)	(.38)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.08)	(.25) J	(.30) I	(.43)	(.50) H	(.46)
Net asset value, end of period	$ 10.55	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76
Total Return B,C	(2.26)%	7.36%	22.16%	(12.63)%	2.00%	6.72%
Ratios to Average Net Assets E,G
Expenses before reductionsF	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.37% A	1.73%	2.44%	3.28%	4.02%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,272	$ 32,640	$ 18,137	$ 8,461	$ 9,119	$ 2,800
Portfolio turnover rate	24% A	35%	31%	44%	56%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01% G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.2	3.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.4	2.6
Fidelity Advisor Growth & Income Fund Institutional Class	3.4	3.7
Fidelity Advisor Large Cap Fund Institutional Class	3.4	3.6
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.4
Fidelity Series 100 Index Fund	3.0	3.2
Fidelity Series All-Sector Equity Fund	4.8	5.3
Fidelity Series Large Cap Value Fund	4.6	5.3
Fidelity Series Small Cap Opportunities Fund	1.1	1.3
	23.9	26.4
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.4	1.5
Fidelity Advisor Overseas Fund Institutional Class	0.4	1.5
Fidelity Series International Growth Fund	3.2	2.9
Fidelity Series International Small Cap Fund	0.7	0.5
Fidelity Series International Value Fund	3.0	2.8
	7.7	9.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.7	4.8
	5.2	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.4	9.0
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.8	4.0
Fidelity Series Investment Grade Bond Fund	18.8	18.3
	22.6	22.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	12.4	10.9
Fidelity Institutional Money Market Portfolio Institutional Class	13.6	12.0
	26.0	22.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.2%
Domestic Equity Funds	23.9%
Developed International Equity Funds	7.7%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.4%
Investment Grade Bond Funds	22.6%
Short-Term Funds	26.0%

Six months ago
Commodity Funds	3.6%
Domestic Equity Funds	26.4%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.3%
Short-Term Funds	22.9%

Expected
Commodity Funds	4.2%
Domestic Equity Funds	23.6%
Developed International Equity Funds	8.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	20.1%
Short-Term Funds	27.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.1%
	Shares	Value
Commodity Funds - 3.2%
Fidelity Series Commodity Strategy Fund	850,732	$ 7,580,023
Domestic Equity Funds - 23.9%
Fidelity Advisor Equity Growth Fund Institutional Class	110,110	5,774,166
Fidelity Advisor Growth & Income Fund Institutional Class	527,034	8,195,382
Fidelity Advisor Large Cap Fund Institutional Class	486,500	7,978,601
Fidelity Advisor Small Cap Fund Institutional Class	131,474	2,897,683
Fidelity Series 100 Index Fund	891,369	7,166,606
Fidelity Series All-Sector Equity Fund	1,048,838	11,526,727
Fidelity Series Large Cap Value Fund	1,142,305	11,034,669
Fidelity Series Small Cap Opportunities Fund	296,483	2,680,205
TOTAL DOMESTIC EQUITY FUNDS		57,254,039
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,356,184)		64,834,062
International Equity Funds - 9.7%

Developed International Equity Funds - 7.7%
Fidelity Advisor Diversified International Fund Institutional Class	68,887	922,393
Fidelity Advisor Overseas Fund Institutional Class	61,703	912,588
Fidelity Series International Growth Fund	805,505	7,668,408
Fidelity Series International Small Cap Fund	166,900	1,709,053
Fidelity Series International Value Fund	890,334	7,104,864
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		18,317,306
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	342,613	4,868,533
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,646,388)		23,185,839
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund	116,797	$ 1,115,410
Fidelity Series High Income Fund	1,256,101	11,342,595
TOTAL HIGH YIELD BOND FUNDS		12,458,005
Inflation-Protected Bond Funds - 9.4%
Fidelity Series Inflation-Protected Bond Index Fund	2,000,991	22,591,188
Investment Grade Bond Funds - 22.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	996,811	9,190,600
Fidelity Series Investment Grade Bond Fund	3,790,056	45,025,867
TOTAL INVESTMENT GRADE BOND FUNDS		54,216,467
TOTAL BOND FUNDS (Cost $84,933,482)		89,265,660
Short-Term Funds - 26.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,230,181	29,879,171
Fidelity Institutional Money Market Portfolio Institutional Class	32,515,748	32,515,748
TOTAL SHORT-TERM FUNDS (Cost $62,154,620)		62,394,919
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $238,090,674)	239,680,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	(53,204)
NET ASSETS - 100%	$ 239,627,276
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $10,668,320 of which $5,987,852 and $4,680,468 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $238,090,674) - See accompanying schedule		$ 239,680,480
Cash		9
Receivable for investments sold		627,009
Receivable for fund shares sold		456,970
Total assets		240,764,468

Liabilities
Payable for investments purchased	$ 174,415
Payable for fund shares redeemed	909,595
Distribution and service plan fees payable	53,182
Total liabilities		1,137,192

Net Assets		$ 239,627,276
Net Assets consist of:
Paid in capital		$ 248,081,305
Undistributed net investment income		1,116,320
Accumulated undistributed net realized gain (loss) on investments		(11,160,155)
Net unrealized appreciation (depreciation) on investments		1,589,806
Net Assets		$ 239,627,276

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($173,152,402 ÷ 16,217,289 shares)		$ 10.68

Maximum offering price per share (100/94.25 of $10.68)		$ 11.33
Class T: Net Asset Value and redemption price per share ($18,454,465 ÷ 1,729,547 shares)		$ 10.67

Maximum offering price per share (100/96.50 of $10.67)		$ 11.06
Class B: Net Asset Value and offering price per share ($1,778,019 ÷ 166,825 shares)A		$ 10.66

Class C: Net Asset Value and offering price per share ($7,690,476 ÷ 723,290 shares)A		$ 10.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,551,914 ÷ 3,588,378 shares)		$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,438,489

Expenses
Distribution and service plan fees	$ 327,171
Independent trustees' compensation	429
Total expenses before reductions	327,600
Expense reductions	(429)	327,171
Net investment income (loss)		1,111,318
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,459
Capital gain distributions from underlying funds	1,593,922
Total net realized gain (loss)		1,614,381
Change in net unrealized appreciation (depreciation) on underlying funds		(19,334,039)
Net gain (loss)		(17,719,658)
Net increase (decrease) in net assets resulting from operations		$ (16,608,340)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,111,318	$ 2,939,394
Net realized gain (loss)	1,614,381	209,631
Change in net unrealized appreciation (depreciation)	(19,334,039)	19,795,837
Net increase (decrease) in net assets resulting from operations	(16,608,340)	22,944,862
Distributions to shareholders from net investment income	(402,515)	(3,045,204)
Distributions to shareholders from net realized gain	(269,729)	(1,765,154)
Total distributions	(672,244)	(4,810,358)
Share transactions - net increase (decrease)	11,777,689	17,262,825
Total increase (decrease) in net assets	(5,502,895)	35,397,329

Net Assets
Beginning of period	245,130,171	209,732,842
End of period (including undistributed net investment income of $1,116,320 and undistributed net investment income of $407,517, respectively)	$ 239,627,276	$ 245,130,171

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.05	.15	.20	.27	.33	.28
Net realized and unrealized gain (loss)	(.79)	.97	2.53	(3.06)	(.34)	.63
Total from investment operations	(.74)	1.12	2.73	(2.79)	(.01)	.91
Distributions from net investment income	(.02)	(.15)	(.19)	(.28)	(.26)	(.23)
Distributions from net realized gain	(.01)	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.03)	(.24)	(.26)	(.51)	(.42)	(.41)
Net asset value, end of period	$ 10.68	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83
Total Return B,C,D	(6.47)%	10.72%	33.91%	(25.09)%	(.23)%	8.21%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.91% A	1.37%	2.01%	2.75%	2.74%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,152	$ 177,385	$ 155,482	$ 88,593	$ 98,483	$ 49,418
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31
Income from Investment Operations
Net investment income (loss) E	.04	.12	.17	.25	.30	.25
Net realized and unrealized gain (loss)	(.79)	.97	2.54	(3.06)	(.33)	.63
Total from investment operations	(.75)	1.09	2.71	(2.81)	(.03)	.88
Distributions from net investment income	(.01)	(.12)	(.17)	(.25)	(.23)	(.20)
Distributions from net realized gain	(.01)	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.03) H	(.21)	(.24)	(.48)	(.39)	(.38)
Net asset value, end of period	$ 10.67	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81
Total Return B,C,D	(6.61)%	10.42%	33.61%	(25.27)%	(.44)%	7.95%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.66% A	1.12%	1.76%	2.50%	2.49%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,454	$ 21,658	$ 23,113	$ 14,437	$ 20,837	$ 20,289
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.013 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28
Income from Investment Operations
Net investment income (loss) E	.01	.07	.12	.20	.24	.20
Net realized and unrealized gain (loss)	(.79)	.97	2.53	(3.06)	(.33)	.62
Total from investment operations	(.78)	1.04	2.65	(2.86)	(.09)	.82
Distributions from net investment income	-	(.07)	(.11)	(.19)	(.16)	(.14)
Distributions from net realized gain	(.01)	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.01)	(.15) H	(.18)	(.42)	(.32)	(.32)
Net asset value, end of period	$ 10.66	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78
Total Return B,C,D	(6.86)%	9.94%	32.90%	(25.69)%	(.89)%	7.40%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.16% A	.62%	1.26%	2.00%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,778	$ 2,338	$ 2,986	$ 2,692	$ 4,348	$ 3,974
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27
Income from Investment Operations
Net investment income (loss) E	.01	.07	.12	.20	.24	.20
Net realized and unrealized gain (loss)	(.80)	.97	2.53	(3.04)	(.33)	.62
Total from investment operations	(.79)	1.04	2.65	(2.84)	(.09)	.82
Distributions from net investment income	-	(.07)	(.12)	(.19)	(.17)	(.15)
Distributions from net realized gain	-	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	-	(.16)	(.19)	(.42)	(.33)	(.33)
Net asset value, end of period	$ 10.63	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76
Total Return B,C,D	(6.92)%	9.91%	32.90%	(25.61)%	(.91)%	7.36%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.16% A	.62%	1.26%	2.00%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,690	$ 8,679	$ 9,377	$ 6,761	$ 11,052	$ 9,107
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37
Income from Investment Operations
Net investment income (loss) D	.07	.18	.22	.29	.35	.31
Net realized and unrealized gain (loss)	(.81)	.98	2.55	(3.07)	(.32)	.62
Total from investment operations	(.74)	1.16	2.77	(2.78)	.03	.93
Distributions from net investment income	(.03)	(.18)	(.21)	(.31)	(.28)	(.25)
Distributions from net realized gain	(.01)	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.04)	(.27)	(.28)	(.54)	(.44)	(.43)
Net asset value, end of period	$ 10.74	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87
Total Return B,C	(6.46)%	11.02%	34.28%	(24.93)%	.12%	8.37%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.16% A	1.62%	2.26%	3.00%	2.99%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,552	$ 35,069	$ 18,775	$ 9,313	$ 9,645	$ 3,424
Portfolio turnover rate	24% A	41%	35%	54%	30%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.9	4.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.0	3.2
Fidelity Advisor Growth & Income Fund Institutional Class	4.3	4.4
Fidelity Advisor Large Cap Fund Institutional Class	4.1	4.3
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.6
Fidelity Series 100 Index Fund	3.7	3.8
Fidelity Series All-Sector Equity Fund	6.0	6.3
Fidelity Series Large Cap Value Fund	5.7	6.4
Fidelity Series Small Cap Opportunities Fund	1.4	1.6
	29.7	31.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.5	1.8
Fidelity Advisor Overseas Fund Institutional Class	0.5	1.8
Fidelity Series International Growth Fund	3.9	3.5
Fidelity Series International Small Cap Fund	0.9	0.7
Fidelity Series International Value Fund	3.7	3.3
	9.5	11.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.9	4.9
	5.4	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.2	9.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.8	4.7
Fidelity Series Investment Grade Bond Fund	22.1	21.0
	26.9	25.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.8	5.3
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	5.4
	11.9	10.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.9%
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	26.9%
Short-Term Funds	11.9%

Six months ago
Commodity Funds	4.4%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.7%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.5%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.9%
Short-Term Funds	11.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.6%
	Shares	Value
Commodity Funds - 3.9%
Fidelity Series Commodity Strategy Fund	3,452,852	$ 30,764,909
Domestic Equity Funds - 29.7%
Fidelity Advisor Equity Growth Fund Institutional Class	453,136	23,762,463
Fidelity Advisor Growth & Income Fund Institutional Class	2,168,728	33,723,723
Fidelity Advisor Large Cap Fund Institutional Class	2,001,929	32,831,630
Fidelity Advisor Small Cap Fund Institutional Class	541,075	11,925,291
Fidelity Series 100 Index Fund	3,668,034	29,490,994
Fidelity Series All-Sector Equity Fund	4,316,189	47,434,914
Fidelity Series Large Cap Value Fund	4,700,272	45,404,627
Fidelity Series Small Cap Opportunities Fund	1,220,107	11,029,764
TOTAL DOMESTIC EQUITY FUNDS		235,603,406
TOTAL DOMESTIC EQUITY FUNDS (Cost $267,366,656)		266,368,315
International Equity Funds - 12.0%

Developed International Equity Funds - 9.5%
Fidelity Advisor Diversified International Fund Institutional Class	287,307	3,847,042
Fidelity Advisor Overseas Fund Institutional Class	257,387	3,806,760
Fidelity Series International Growth Fund	3,256,720	31,003,974
Fidelity Series International Small Cap Fund	676,061	6,922,861
Fidelity Series International Value Fund	3,689,060	29,438,703
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		75,019,340
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	1,380,883	19,622,347
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $104,325,182)		94,641,687
Bond Funds - 42.5%
	Shares	Value
High Yield Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund	386,161	$ 3,687,835
Fidelity Series High Income Fund	4,317,213	38,984,431
TOTAL HIGH YIELD BOND FUNDS		42,672,266
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund	7,111,568	80,289,607
Investment Grade Bond Funds - 26.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,145,972	38,225,861
Fidelity Series Investment Grade Bond Fund	14,727,417	174,961,716
TOTAL INVESTMENT GRADE BOND FUNDS		213,187,577
TOTAL BOND FUNDS (Cost $319,707,087)		336,149,450
Short-Term Funds - 11.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,979,343	46,058,926
Fidelity Institutional Money Market Portfolio Institutional Class	48,452,351	48,452,351
TOTAL SHORT-TERM FUNDS (Cost $94,452,735)		94,511,277
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $785,851,660)	791,670,729
NET OTHER ASSETS (LIABILITIES) - 0.0%	(204,491)
NET ASSETS - 100%	$ 791,466,238
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $64,568,962 of which $30,891,938, $3,389,708 and $30,287,316 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $785,851,660) - See accompanying schedule		$ 791,670,729
Receivable for investments sold		845,974
Receivable for fund shares sold		922,561
Total assets		793,439,264

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased	539,589
Payable for fund shares redeemed	1,229,145
Distribution and service plan fees payable	204,285
Total liabilities		1,973,026

Net Assets		$ 791,466,238
Net Assets consist of:
Paid in capital		$ 840,000,480
Undistributed net investment income		3,709,211
Accumulated undistributed net realized gain (loss) on investments		(58,062,522)
Net unrealized appreciation (depreciation) on investments		5,819,069
Net Assets		$ 791,466,238

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($495,806,899 ÷ 45,428,398 shares)		$ 10.91

Maximum offering price per share (100/94.25 of $10.91)		$ 11.58
Class T: Net Asset Value and redemption price per share ($128,756,006 ÷ 11,840,477 shares)		$ 10.87

Maximum offering price per share (100/96.50 of $10.87)		$ 11.26
Class B: Net Asset Value and offering price per share ($11,167,306 ÷ 1,028,660 shares)A		$ 10.86

Class C: Net Asset Value and offering price per share ($37,189,852 ÷ 3,444,246 shares)A		$ 10.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($118,546,175 ÷ 10,812,026 shares)		$ 10.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,997,028

Expenses
Distribution and service plan fees	$ 1,307,066
Independent trustees' compensation	1,496
Total expenses before reductions	1,308,562
Expense reductions	(1,496)	1,307,066
Net investment income (loss)		3,689,962
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,110,312
Capital gain distributions from underlying funds	6,428,080
Total net realized gain (loss)		9,538,392
Change in net unrealized appreciation (depreciation) on underlying funds		(83,862,771)
Net gain (loss)		(74,324,379)
Net increase (decrease) in net assets resulting from operations		$ (70,634,417)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,689,962	$ 10,681,714
Net realized gain (loss)	9,538,392	(1,917,031)
Change in net unrealized appreciation (depreciation)	(83,862,771)	84,401,786
Net increase (decrease) in net assets resulting from operations	(70,634,417)	93,166,469
Distributions to shareholders from net investment income	(1,336,075)	(11,199,702)
Distributions to shareholders from net realized gain	(1,148,656)	(7,306,833)
Total distributions	(2,484,731)	(18,506,535)
Share transactions - net increase (decrease)	(635,160)	(36,738,583)
Total increase (decrease) in net assets	(73,754,308)	37,921,351

Net Assets
Beginning of period	865,220,546	827,299,195
End of period (including undistributed net investment income of $3,709,211 and undistributed net investment income of $1,355,324, respectively)	$ 791,466,238	$ 865,220,546

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.05	.15	.21	.27	.33	.29
Net realized and unrealized gain (loss)	(1.02)	1.17	2.76	(3.28)	(.34)	.66
Total from investment operations	(.97)	1.32	2.97	(3.01)	(.01)	.95
Distributions from net investment income	(.02)	(.17)	(.21)	(.28)	(.30)	(.26)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.04)	(.27)	(.29) H	(.58)	(.49)	(.46)
Net asset value, end of period	$ 10.91	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28
Total Return B,C,D	(8.20)%	12.27%	36.51%	(26.36)%	(.27)%	8.22%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.92% A	1.38%	2.04%	2.77%	2.66%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,807	$ 536,999	$ 478,025	$ 339,203	$ 377,118	$ 248,500
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75
Income from Investment Operations
Net investment income (loss) E	.04	.13	.18	.25	.30	.26
Net realized and unrealized gain (loss)	(1.02)	1.15	2.76	(3.28)	(.34)	.66
Total from investment operations	(.98)	1.28	2.94	(3.03)	(.04)	.92
Distributions from net investment income	(.01)	(.13)	(.19)	(.25)	(.27)	(.23)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.03)	(.23)	(.27) H	(.55)	(.46)	(.43)
Net asset value, end of period	$ 10.87	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24
Total Return B,C,D	(8.29)%	11.95%	36.19%	(26.57)%	(.52)%	8.00%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.67% A	1.13%	1.79%	2.52%	2.41%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,756	$ 152,126	$ 204,059	$ 163,842	$ 216,732	$ 194,563
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.20	.24	.20
Net realized and unrealized gain (loss)	(1.01)	1.15	2.76	(3.26)	(.35)	.66
Total from investment operations	(1.00)	1.22	2.89	(3.06)	(.11)	.86
Distributions from net investment income	-	(.07)	(.13)	(.19)	(.20)	(.17)
Distributions from net realized gain	(.01)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.01)	(.17)	(.22) H	(.49)	(.39)	(.37)
Net asset value, end of period	$ 10.86	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20
Total Return B,C,D	(8.44)%	11.37%	35.54%	(26.92)%	(1.04)%	7.47%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.17% A	.63%	1.29%	2.03%	1.91%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,167	$ 15,842	$ 22,468	$ 19,950	$ 34,137	$ 34,834
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.20	.23	.20
Net realized and unrealized gain (loss)	(1.01)	1.14	2.74	(3.25)	(.33)	.66
Total from investment operations	(1.00)	1.21	2.87	(3.05)	(.10)	.86
Distributions from net investment income	-	(.08)	(.14)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.01)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.01)	(.18)	(.22) H	(.49)	(.40)	(.38)
Net asset value, end of period	$ 10.80	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17
Total Return B,C,D	(8.44)%	11.33%	35.45%	(26.88)%	(.97)%	7.45%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.17% A	.63%	1.29%	2.02%	1.91%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,190	$ 44,764	$ 47,178	$ 37,524	$ 58,378	$ 47,918
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.07	.18	.23	.30	.36	.32
Net realized and unrealized gain (loss)	(1.03)	1.17	2.78	(3.30)	(.34)	.67
Total from investment operations	(.96)	1.35	3.01	(3.00)	.02	.99
Distributions from net investment income	(.03)	(.20)	(.23)	(.30)	(.33)	(.29)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.04) H	(.30)	(.32) G	(.60)	(.52)	(.49)
Net asset value, end of period	$ 10.96	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32
Total Return B,C	(8.03)%	12.50%	36.80%	(26.16)%	(.05)%	8.52%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.17% A	1.63%	2.29%	3.02%	2.91%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,546	$ 115,490	$ 75,569	$ 41,737	$ 39,922	$ 21,580
Portfolio turnover rate	21% A	41%	42%	44%	15%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share. H Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.016 per share. I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.0	4.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.1	3.2
Fidelity Advisor Growth & Income Fund Institutional Class	4.4	4.5
Fidelity Advisor Large Cap Fund Institutional Class	4.3	4.5
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.7
Fidelity Series 100 Index Fund	3.8	3.9
Fidelity Series All-Sector Equity Fund	6.2	6.4
Fidelity Series Large Cap Value Fund	5.9	6.5
Fidelity Series Small Cap Opportunities Fund	1.4	1.6
	30.6	32.3
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.5	1.9
Fidelity Advisor Overseas Fund Institutional Class	0.5	1.9
Fidelity Series International Growth Fund	4.1	3.5
Fidelity Series International Small Cap Fund	0.9	0.7
Fidelity Series International Value Fund	3.8	3.4
	9.8	11.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.9	4.9
	5.4	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.5	8.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.8	4.7
Fidelity Series Investment Grade Bond Fund	22.8	21.7
	27.6	26.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	4.7
Fidelity Institutional Money Market Portfolio Institutional Class	5.4	4.8
	10.6	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.0%
Domestic Equity Funds	30.6%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	27.6%
Short-Term Funds	10.6%

Six months ago
Commodity Funds	4.5%
Domestic Equity Funds	32.3%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	26.4%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.6%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.6%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	6,688,151	$ 59,591,424
Domestic Equity Funds - 30.6%
Fidelity Advisor Equity Growth Fund Institutional Class	869,873	45,616,127
Fidelity Advisor Growth & Income Fund Institutional Class	4,163,475	64,742,032
Fidelity Advisor Large Cap Fund Institutional Class	3,843,451	63,032,594
Fidelity Advisor Small Cap Fund Institutional Class	1,038,693	22,892,783
Fidelity Series 100 Index Fund	7,041,498	56,613,644
Fidelity Series All-Sector Equity Fund	8,285,960	91,062,705
Fidelity Series Large Cap Value Fund	9,025,125	87,182,710
Fidelity Series Small Cap Opportunities Fund	2,342,611	21,177,206
TOTAL DOMESTIC EQUITY FUNDS		452,319,801
TOTAL DOMESTIC EQUITY FUNDS (Cost $527,835,616)		511,911,225
International Equity Funds - 12.3%

Developed International Equity Funds - 9.8%
Fidelity Advisor Diversified International Fund Institutional Class	565,505	7,572,117
Fidelity Advisor Overseas Fund Institutional Class	506,773	7,495,173
Fidelity Series International Growth Fund	6,320,241	60,168,692
Fidelity Series International Small Cap Fund	1,310,086	13,415,281
Fidelity Series International Value Fund	7,048,576	56,247,640
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		144,898,903
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	2,682,924	38,124,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $201,763,247)		183,023,252
Bond Funds - 42.5%
	Shares	Value
High Yield Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund	727,345	$ 6,946,148
Fidelity Series High Income Fund	8,060,054	72,782,284
TOTAL HIGH YIELD BOND FUNDS		79,728,432
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund	12,512,912	141,270,778
Investment Grade Bond Funds - 27.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,644,960	70,486,529
Fidelity Series Investment Grade Bond Fund	28,491,241	338,475,941
TOTAL INVESTMENT GRADE BOND FUNDS		408,962,470
TOTAL BOND FUNDS (Cost $601,319,322)		629,961,680
Short-Term Funds - 10.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,316,754	76,929,973
Fidelity Institutional Money Market Portfolio Institutional Class	79,527,952	79,527,952
TOTAL SHORT-TERM FUNDS (Cost $155,807,017)		156,457,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,486,725,202)	1,481,354,082
NET OTHER ASSETS (LIABILITIES) - 0.0%	(364,398)
NET ASSETS - 100%	$ 1,480,989,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $70,260,528 of which $35,532,008 and $34,728,520 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,486,725,202) - See accompanying schedule		$ 1,481,354,082
Receivable for investments sold		1,262,275
Receivable for fund shares sold		2,244,804
Total assets		1,484,861,161

Liabilities
Payable for investments purchased	$ 1,139,952
Payable for fund shares redeemed	2,367,226
Distribution and service plan fees payable	364,299
Total liabilities		3,871,477

Net Assets		$ 1,480,989,684
Net Assets consist of:
Paid in capital		$ 1,539,868,275
Undistributed net investment income		7,007,839
Accumulated undistributed net realized gain (loss) on investments		(60,515,310)
Net unrealized appreciation (depreciation) on investments		(5,371,120)
Net Assets		$ 1,480,989,684

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($946,361,450 ÷ 87,252,713 shares)		$ 10.85

Maximum offering price per share (100/94.25 of $10.85)		$ 11.51
Class T: Net Asset Value and redemption price per share ($196,915,019 ÷ 18,195,740 shares)		$ 10.82

Maximum offering price per share (100/96.50 of $10.82)		$ 11.21
Class B: Net Asset Value and offering price per share ($25,076,069 ÷ 2,326,359 shares)A		$ 10.78

Class C: Net Asset Value and offering price per share ($63,526,817 ÷ 5,908,958 shares)A		$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($249,110,329 ÷ 22,806,721 shares)		$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,309,959

Expenses
Distribution and service plan fees	$ 2,308,660
Independent trustees' compensation	2,754
Total expenses before reductions	2,311,414
Expense reductions	(2,754)	2,308,660
Net investment income (loss)		7,001,299
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,580,710
Capital gain distributions from underlying funds	12,388,581
Total net realized gain (loss)		13,969,291
Change in net unrealized appreciation (depreciation) on underlying funds		(156,194,470)
Net gain (loss)		(142,225,179)
Net increase (decrease) in net assets resulting from operations		$ (135,223,880)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,001,299	$ 18,907,492
Net realized gain (loss)	13,969,291	(550,494)
Change in net unrealized appreciation (depreciation)	(156,194,470)	148,398,468
Net increase (decrease) in net assets resulting from operations	(135,223,880)	166,755,466
Distributions to shareholders from net investment income	(2,515,888)	(19,322,604)
Distributions to shareholders from net realized gain	(2,143,958)	(12,721,165)
Total distributions	(4,659,846)	(32,043,769)
Share transactions - net increase (decrease)	37,999,010	154,535,312
Total increase (decrease) in net assets	(101,884,716)	289,247,009

Net Assets
Beginning of period	1,582,874,400	1,293,627,391
End of period (including undistributed net investment income of $7,007,839 and undistributed net investment income of $2,522,428, respectively)	$ 1,480,989,684	$ 1,582,874,400

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84
Income from Investment Operations
Net investment income (loss) E	.05	.16	.20	.26	.31	.26
Net realized and unrealized gain (loss)	(1.03)	1.16	2.84	(3.47)	(.35)	.74
Total from investment operations	(.98)	1.32	3.04	(3.21)	(.04)	1.00
Distributions from net investment income	(.02)	(.16)	(.20)	(.26)	(.27)	(.23)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.04)	(.26)	(.28) J	(.59) I	(.51) H	(.44)
Net asset value, end of period	$ 10.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40
Total Return B,C,D	(8.32)%	12.36%	37.95%	(28.01)%	(.53)%	8.56%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.93% A	1.42%	2.02%	2.69%	2.46%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,361	$ 1,004,955	$ 830,024	$ 477,641	$ 517,888	$ 291,783
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81
Income from Investment Operations
Net investment income (loss) E	.04	.13	.18	.24	.28	.23
Net realized and unrealized gain (loss)	(1.04)	1.16	2.82	(3.46)	(.36)	.75
Total from investment operations	(1.00)	1.29	3.00	(3.22)	(.08)	.98
Distributions from net investment income	(.01)	(.13)	(.17)	(.23)	(.23)	(.20)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.03)	(.23)	(.25) J	(.56) I	(.48) H	(.41)
Net asset value, end of period	$ 10.82	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38
Total Return B,C,D	(8.46)%	12.09%	37.53%	(28.13)%	(.89)%	8.40%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.68% A	1.17%	1.77%	2.44%	2.21%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,915	$ 236,106	$ 225,384	$ 162,439	$ 203,822	$ 186,106
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share. I Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.19	.21	.17
Net realized and unrealized gain (loss)	(1.03)	1.16	2.82	(3.44)	(.36)	.74
Total from investment operations	(1.02)	1.23	2.95	(3.25)	(.15)	.91
Distributions from net investment income	- H	(.07)	(.12)	(.17)	(.17)	(.14)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.02)	(.17)	(.21) K	(.50) J	(.41) I	(.35)
Net asset value, end of period	$ 10.78	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33
Total Return B,C,D	(8.67)%	11.51%	36.85%	(28.47)%	(1.37)%	7.83%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18% A	.67%	1.27%	1.94%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,076	$ 32,762	$ 35,932	$ 27,727	$ 43,608	$ 41,424
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share. J Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.19	.21	.17
Net realized and unrealized gain (loss)	(1.03)	1.15	2.82	(3.45)	(.35)	.74
Total from investment operations	(1.02)	1.22	2.95	(3.26)	(.14)	.91
Distributions from net investment income	- H	(.07)	(.13)	(.18)	(.18)	(.15)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.02)	(.17)	(.21) K	(.50) J	(.42) I	(.36)
Net asset value, end of period	$ 10.75	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32
Total Return B,C,D	(8.68)%	11.49%	36.97%	(28.53)%	(1.34)%	7.81%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18% A	.67%	1.27%	1.94%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,527	$ 70,396	$ 64,801	$ 46,942	$ 65,543	$ 56,686
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share. J Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89
Income from Investment Operations
Net investment income (loss) D	.07	.19	.23	.29	.34	.29
Net realized and unrealized gain (loss)	(1.05)	1.17	2.85	(3.50)	(.36)	.75
Total from investment operations	(.98)	1.36	3.08	(3.21)	(.02)	1.04
Distributions from net investment income	(.03)	(.19)	(.22)	(.29)	(.29)	(.25)
Distributions from net realized gain	(.02)	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.04) K	(.29)	(.30) J	(.61) I	(.54) H	(.46)
Net asset value, end of period	$ 10.92	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47
Total Return B,C	(8.23)%	12.67%	38.30%	(27.85)%	(.42)%	8.90%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.18% A	1.67%	2.27%	2.94%	2.71%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,110	$ 238,655	$ 137,487	$ 77,998	$ 68,797	$ 39,631
Portfolio turnover rate	16% A	33%	29%	36%	13%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than ..01%. H Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share. I Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share. J Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.1	5.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.6	3.8
Fidelity Advisor Growth & Income Fund Institutional Class	5.1	5.3
Fidelity Advisor Large Cap Fund Institutional Class	5.0	5.2
Fidelity Advisor Small Cap Fund Institutional Class	1.8	2.0
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series All-Sector Equity Fund	7.1	7.6
Fidelity Series Large Cap Value Fund	6.8	7.7
Fidelity Series Small Cap Opportunities Fund	1.7	1.9
	35.5	38.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.6	2.2
Fidelity Advisor Overseas Fund Institutional Class	0.6	2.2
Fidelity Series International Growth Fund	4.7	4.2
Fidelity Series International Small Cap Fund	1.0	0.8
Fidelity Series International Value Fund	4.4	4.0
	11.3	13.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.1
Fidelity Series High Income Fund	6.5	6.3
	7.1	6.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	7.3	6.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.2	4.2
Fidelity Series Investment Grade Bond Fund	21.4	19.2
	25.6	23.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.5	1.9
Fidelity Institutional Money Market Portfolio Institutional Class	2.6	2.1
	5.1	4.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.1%
Domestic Equity Funds	35.5%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	7.3%
Investment Grade Bond Funds	25.6%
Short-Term Funds	5.1%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	38.0%
Developed International Equity Funds	13.4%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	6.4%
Inflation-Protected Bond Funds	6.7%
Investment Grade Bond Funds	23.4%
Short-Term Funds	4.0%

Expected
Commodity Funds	6.3%
Domestic Equity Funds	35.5%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.1%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	23.1%
Short-Term Funds	5.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund	13,435,634	$ 119,711,499
Domestic Equity Funds - 35.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,589,052	83,329,912
Fidelity Advisor Growth & Income Fund Institutional Class	7,605,992	118,273,179
Fidelity Advisor Large Cap Fund Institutional Class	7,021,979	115,160,450
Fidelity Advisor Small Cap Fund Institutional Class	1,897,495	41,820,787
Fidelity Series 100 Index Fund	12,862,558	103,414,970
Fidelity Series All-Sector Equity Fund	15,137,417	166,360,217
Fidelity Series Large Cap Value Fund	16,490,134	159,294,693
Fidelity Series Small Cap Opportunities Fund	4,280,770	38,698,162
TOTAL DOMESTIC EQUITY FUNDS		826,352,370
TOTAL DOMESTIC EQUITY FUNDS (Cost $957,132,597)		946,063,869
International Equity Funds - 14.3%

Developed International Equity Funds - 11.3%
Fidelity Advisor Diversified International Fund Institutional Class	1,039,552	13,919,600
Fidelity Advisor Overseas Fund Institutional Class	931,632	13,778,837
Fidelity Series International Growth Fund	11,493,332	109,416,523
Fidelity Series International Small Cap Fund	2,383,027	24,402,199
Fidelity Series International Value Fund	12,886,420	102,833,632
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		264,350,791
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	4,877,900	69,314,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $366,649,532)		333,665,744
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	1,446,406	$ 13,813,180
Fidelity Series High Income Fund	16,744,078	151,199,025
TOTAL HIGH YIELD BOND FUNDS		165,012,205
Inflation-Protected Bond Funds - 7.3%
Fidelity Series Inflation-Protected Bond Index Fund	15,181,914	171,403,812
Investment Grade Bond Funds - 25.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,653,109	98,221,663
Fidelity Series Investment Grade Bond Fund	41,843,999	497,106,714
TOTAL INVESTMENT GRADE BOND FUNDS		595,328,377
TOTAL BOND FUNDS (Cost $902,861,831)		931,744,394
Short-Term Funds - 5.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,222,958	57,562,360
Fidelity Institutional Money Market Portfolio Institutional Class	60,194,501	60,194,501
TOTAL SHORT-TERM FUNDS (Cost $117,172,069)		117,756,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,343,816,029)	2,329,230,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(583,173)
NET ASSETS - 100%	$ 2,328,647,695
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $159,878,472 of which $83,490,631 and $76,387,841 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,343,816,029) - See accompanying schedule		$ 2,329,230,868
Receivable for investments sold		3,403,916
Receivable for fund shares sold		2,621,549
Total assets		2,335,256,333

Liabilities
Payable for investments purchased	$ 2,133,077
Payable for fund shares redeemed	3,892,472
Distribution and service plan fees payable	583,089
Total liabilities		6,608,638

Net Assets		$ 2,328,647,695
Net Assets consist of:
Paid in capital		$ 2,467,273,819
Undistributed net investment income		10,406,124
Accumulated undistributed net realized gain (loss) on investments		(134,447,087)
Net unrealized appreciation (depreciation) on investments		(14,585,161)
Net Assets		$ 2,328,647,695

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,449,390,257 ÷ 130,024,635 shares)		$ 11.15

Maximum offering price per share (100/94.25 of $11.15)		$ 11.83
Class T: Net Asset Value and redemption price per share ($358,649,254 ÷ 32,206,305 shares)		$ 11.14

Maximum offering price per share (100/96.50 of $11.14)		$ 11.54
Class B: Net Asset Value and offering price per share ($46,592,548 ÷ 4,201,430 shares)A		$ 11.09

Class C: Net Asset Value and offering price per share ($88,217,870 ÷ 7,979,127 shares)A		$ 11.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($385,797,766 ÷ 34,381,681 shares)		$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,120,850

Expenses
Distribution and service plan fees	$ 3,719,965
Independent trustees' compensation	4,361
Total expenses before reductions	3,724,326
Expense reductions	(4,361)	3,719,965
Net investment income (loss)		10,400,885
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,818,699
Capital gain distributions from underlying funds	24,789,053
Total net realized gain (loss)		33,607,752
Change in net unrealized appreciation (depreciation) on underlying funds		(308,166,472)
Net gain (loss)		(274,558,720)
Net increase (decrease) in net assets resulting from operations		$ (264,157,835)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,400,885	$ 30,112,187
Net realized gain (loss)	33,607,752	(7,308,580)
Change in net unrealized appreciation (depreciation)	(308,166,472)	268,865,527
Net increase (decrease) in net assets resulting from operations	(264,157,835)	291,669,134
Distributions to shareholders from net investment income	(3,580,952)	(30,543,734)
Distributions to shareholders from net realized gain	(3,976,329)	(21,278,399)
Total distributions	(7,557,281)	(51,822,133)
Share transactions - net increase (decrease)	90,221,531	164,153,585
Total increase (decrease) in net assets	(181,493,585)	404,000,586

Net Assets
Beginning of period	2,510,141,280	2,106,140,694
End of period (including undistributed net investment income of $10,406,124 and undistributed net investment income of $3,586,191, respectively)	$ 2,328,647,695	$ 2,510,141,280

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85
Income from Investment Operations
Net investment income (loss) E	.05	.16	.20	.25	.28	.24
Net realized and unrealized gain (loss)	(1.31)	1.36	3.32	(4.33)	(.49)	.92
Total from investment operations	(1.26)	1.52	3.52	(4.08)	(.21)	1.16
Distributions from net investment income	(.02)	(.17)	(.19)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.04)	(.28)	(.28) I	(.68)	(.55)	(.52) H
Net asset value, end of period	$ 11.15	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49
Total Return B,C,D	(10.16)%	13.73%	44.32%	(33.34)%	(1.83)%	9.21%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.88% A	1.43%	1.92%	2.49%	2.07%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,449,390	$ 1,557,402	$ 1,238,015	$ 677,210	$ 811,992	$ 511,536
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.52 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.04	.13	.17	.23	.25	.21
Net realized and unrealized gain (loss)	(1.32)	1.37	3.32	(4.34)	(.49)	.92
Total from investment operations	(1.28)	1.50	3.49	(4.11)	(.24)	1.13
Distributions from net investment income	(.01)	(.13)	(.16)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.03)	(.25) J	(.25) I	(.65)	(.51)	(.49) H
Net asset value, end of period	$ 11.14	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47
Total Return B,C,D	(10.30)%	13.50%	44.02%	(33.56)%	(2.02)%	8.97%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.63% A	1.18%	1.67%	2.24%	1.82%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,649	$ 424,707	$ 488,097	$ 343,919	$ 458,465	$ 431,886
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.49 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78
Income from Investment Operations
Net investment income (loss) E	.01	.08	.12	.18	.18	.15
Net realized and unrealized gain (loss)	(1.32)	1.35	3.31	(4.31)	(.48)	.91
Total from investment operations	(1.31)	1.43	3.43	(4.13)	(.30)	1.06
Distributions from net investment income	-	(.08)	(.12)	(.16)	(.15)	(.13)
Distributions from net realized gain	(.01)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.01)	(.19)	(.20) I	(.59)	(.45)	(.43) H
Net asset value, end of period	$ 11.09	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41
Total Return B,C,D	(10.55)%	12.87%	43.34%	(33.87)%	(2.51)%	8.40%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.13% A	.68%	1.17%	1.74%	1.32%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,593	$ 61,856	$ 71,888	$ 52,871	$ 89,049	$ 85,981
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.43 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77
Income from Investment Operations
Net investment income (loss) E	.01	.08	.12	.18	.18	.15
Net realized and unrealized gain (loss)	(1.30)	1.34	3.31	(4.31)	(.49)	.91
Total from investment operations	(1.29)	1.42	3.43	(4.13)	(.31)	1.06
Distributions from net investment income	-	(.08)	(.12)	(.16)	(.15)	(.14)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.02)	(.19)	(.21) I	(.59)	(.45)	(.43) H
Net asset value, end of period	$ 11.06	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40
Total Return B,C,D	(10.48)%	12.89%	43.38%	(33.90)%	(2.56)%	8.45%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.13% A	.68%	1.17%	1.74%	1.32%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,218	$ 101,019	$ 93,237	$ 62,702	$ 95,224	$ 85,076
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.43 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share. I Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.07	.19	.22	.28	.32	.28
Net realized and unrealized gain (loss)	(1.33)	1.38	3.34	(4.35)	(.50)	.92
Total from investment operations	(1.26)	1.57	3.56	(4.07)	(.18)	1.20
Distributions from net investment income	(.03)	(.20)	(.21)	(.28)	(.28)	(.25)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.05)	(.31)	(.30) I	(.71)	(.58)	(.55) H
Net asset value, end of period	$ 11.22	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55
Total Return B,C	(10.12)%	14.09%	44.65%	(33.16)%	(1.62)%	9.47%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.13% A	1.68%	2.17%	2.74%	2.32%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,798	$ 365,157	$ 214,905	$ 105,660	$ 87,568	$ 38,153
Portfolio turnover rate	16% A	39%	26%	31%	10%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than ..01%. H Total distributions of $.55 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.4	6.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.2	4.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.0	6.1
Fidelity Advisor Large Cap Fund Institutional Class	5.9	6.1
Fidelity Advisor Small Cap Fund Institutional Class	2.1	2.3
Fidelity Series 100 Index Fund	5.3	5.2
Fidelity Series All-Sector Equity Fund	8.5	8.8
Fidelity Series Large Cap Value Fund	8.1	8.8
Fidelity Series Small Cap Opportunities Fund	2.0	2.2
	42.1	43.9
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.7	2.6
Fidelity Advisor Overseas Fund Institutional Class	0.7	2.5
Fidelity Series International Growth Fund	5.6	4.9
Fidelity Series International Small Cap Fund	1.3	0.9
Fidelity Series International Value Fund	5.2	4.7
	13.5	15.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	2.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.4	7.2
	8.1	7.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.2	3.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.5	3.5
Fidelity Series Investment Grade Bond Fund	18.5	16.3
	22.0	19.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.1	0.0 *
Fidelity Institutional Money Market Portfolio Institutional Class	0.1	0.1
	0.2	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.4%
Domestic Equity Funds	42.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	4.2%
Investment Grade Bond Funds	22.0%
Short-Term Funds	0.2%

Six months ago
Commodity Funds	6.8%
Domestic Equity Funds	43.9%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.8%
Short-Term Funds	0.1%

Expected
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	18.7%
Short-Term Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.5%
	Shares	Value
Commodity Funds - 6.4%
Fidelity Series Commodity Strategy Fund	13,236,533	$ 117,937,507
Domestic Equity Funds - 42.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,486,558	77,955,081
Fidelity Advisor Growth & Income Fund Institutional Class	7,115,853	110,651,516
Fidelity Advisor Large Cap Fund Institutional Class	6,569,904	107,746,421
Fidelity Advisor Small Cap Fund Institutional Class	1,775,204	39,125,506
Fidelity Series 100 Index Fund	12,032,970	96,745,082
Fidelity Series All-Sector Equity Fund	14,161,644	155,636,470
Fidelity Series Large Cap Value Fund	15,429,915	149,052,980
Fidelity Series Small Cap Opportunities Fund	4,005,706	36,211,581
TOTAL DOMESTIC EQUITY FUNDS		773,124,637
TOTAL DOMESTIC EQUITY FUNDS (Cost $927,305,260)		891,062,144
International Equity Funds - 17.0%

Developed International Equity Funds - 13.5%
Fidelity Advisor Diversified International Fund Institutional Class	977,745	13,092,002
Fidelity Advisor Overseas Fund Institutional Class	876,315	12,960,704
Fidelity Series International Growth Fund	10,831,993	103,120,575
Fidelity Series International Small Cap Fund	2,243,423	22,972,650
Fidelity Series International Value Fund	12,021,458	95,931,238
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		248,077,169
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	4,595,039	65,295,511
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $345,867,223)		313,372,680
Bond Funds - 34.3%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	1,349,905	$ 12,891,590
Fidelity Series High Income Fund	15,154,844	136,848,237
TOTAL HIGH YIELD BOND FUNDS		149,739,827
Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund	6,851,871	77,357,618
Investment Grade Bond Funds - 22.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,926,535	63,862,652
Fidelity Series Investment Grade Bond Fund	28,659,756	340,477,895
TOTAL INVESTMENT GRADE BOND FUNDS		404,340,547
TOTAL BOND FUNDS (Cost $619,320,837)		631,437,992
Short-Term Funds - 0.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	215,590	1,994,206
Fidelity Institutional Money Market Portfolio Institutional Class	2,228,319	2,228,319
TOTAL SHORT-TERM FUNDS (Cost $4,222,078)		4,222,525
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,896,715,398)	1,840,095,341
NET OTHER ASSETS (LIABILITIES) - 0.0%	(433,149)
NET ASSETS - 100%	$ 1,839,662,192
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $94,931,344 of which $53,781,443 and $41,149,901 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,896,715,398) - See accompanying schedule		$ 1,840,095,341
Cash		8
Receivable for investments sold		2,228,562
Receivable for fund shares sold		3,654,291
Total assets		1,845,978,202

Liabilities
Payable for investments purchased	$ 3,487,183
Payable for fund shares redeemed	2,395,719
Distribution and service plan fees payable	433,108
Total liabilities		6,316,010

Net Assets		$ 1,839,662,192
Net Assets consist of:
Paid in capital		$ 1,962,731,168
Undistributed net investment income		7,310,164
Accumulated undistributed net realized gain (loss) on investments		(73,759,083)
Net unrealized appreciation (depreciation) on investments		(56,620,057)
Net Assets		$ 1,839,662,192

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,223,731,960 ÷ 115,893,301 shares)		$ 10.56

Maximum offering price per share (100/94.25 of $10.56)		$ 11.20
Class T: Net Asset Value and redemption price per share ($221,081,306 ÷ 20,911,192 shares)		$ 10.57

Maximum offering price per share (100/96.50 of $10.57)		$ 10.95
Class B: Net Asset Value and offering price per share ($29,355,579 ÷ 2,802,444 shares)A		$ 10.47

Class C: Net Asset Value and offering price per share ($55,633,336 ÷ 5,325,743 shares)A		$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($309,860,011 ÷ 29,138,870 shares)		$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,014,107

Expenses
Distribution and service plan fees	$ 2,730,074
Independent trustees' compensation	3,391
Total expenses before reductions	2,733,465
Expense reductions	(3,391)	2,730,074
Net investment income (loss)		7,284,033
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,182,565
Capital gain distributions from underlying funds	24,331,892
Total net realized gain (loss)		27,514,457
Change in net unrealized appreciation (depreciation) on underlying funds		(290,247,072)
Net gain (loss)		(262,732,615)
Net increase (decrease) in net assets resulting from operations		$ (255,448,582)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,284,033	$ 22,209,173
Net realized gain (loss)	27,514,457	456,298
Change in net unrealized appreciation (depreciation)	(290,247,072)	215,413,028
Net increase (decrease) in net assets resulting from operations	(255,448,582)	238,078,499
Distributions to shareholders from net investment income	(2,455,896)	(22,138,802)
Distributions to shareholders from net realized gain	(3,506,762)	(15,443,713)
Total distributions	(5,962,658)	(37,582,515)
Share transactions - net increase (decrease)	167,758,275	270,608,455
Total increase (decrease) in net assets	(93,652,965)	471,104,439

Net Assets
Beginning of period	1,933,315,157	1,462,210,718
End of period (including undistributed net investment income of $7,310,164 and undistributed net investment income of $2,482,027, respectively)	$ 1,839,662,192	$ 1,933,315,157

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34
Income from Investment Operations
Net investment income (loss) E	.05	.16	.18	.23	.26	.22
Net realized and unrealized gain (loss)	(1.54)	1.43	3.32	(4.36)	(.50)	.90
Total from investment operations	(1.49)	1.59	3.50	(4.13)	(.24)	1.12
Distributions from net investment income	(.02)	(.16)	(.17)	(.22)	(.22)	(.19)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.04)	(.26) I	(.25) H	(.62)	(.51)	(.45)
Net asset value, end of period	$ 10.56	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01
Total Return B,C,D	(12.38)%	14.97%	46.86%	(34.98)%	(2.14)%	9.26%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.77% A	1.42%	1.82%	2.41%	1.95%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,223,732	$ 1,290,255	$ 999,687	$ 512,482	$ 558,890	$ 306,544
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share. I Total distributions of $.26 is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.03	.13	.15	.21	.23	.19
Net realized and unrealized gain (loss)	(1.54)	1.43	3.34	(4.37)	(.51)	.91
Total from investment operations	(1.51)	1.56	3.49	(4.16)	(.28)	1.10
Distributions from net investment income	(.01)	(.13)	(.15)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.03)	(.23) I	(.23) H	(.60)	(.47)	(.42)
Net asset value, end of period	$ 10.57	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03
Total Return B,C,D	(12.50)%	14.67%	46.60%	(35.20)%	(2.40)%	9.10%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.52% A	1.17%	1.57%	2.16%	1.70%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,081	$ 258,166	$ 230,003	$ 139,330	$ 173,946	$ 154,042
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26
Income from Investment Operations
Net investment income (loss) E	- I	.07	.10	.16	.16	.13
Net realized and unrealized gain (loss)	(1.53)	1.42	3.32	(4.32)	(.51)	.90
Total from investment operations	(1.53)	1.49	3.42	(4.16)	(.35)	1.03
Distributions from net investment income	-	(.07)	(.10)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.01)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.01)	(.18)	(.19) H	(.54)	(.41)	(.36)
Net asset value, end of period	$ 10.47	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93
Total Return B,C,D	(12.72)%	14.02%	45.83%	(35.45)%	(2.95)%	8.57%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.02% A	.67%	1.07%	1.66%	1.20%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,356	$ 38,946	$ 38,816	$ 27,207	$ 43,016	$ 37,881
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26
Income from Investment Operations
Net investment income (loss) E	- J	.07	.10	.16	.16	.13
Net realized and unrealized gain (loss)	(1.51)	1.41	3.31	(4.32)	(.50)	.89
Total from investment operations	(1.51)	1.48	3.41	(4.16)	(.34)	1.02
Distributions from net investment income	-	(.08)	(.11)	(.14)	(.13)	(.10)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.02)	(.18) I	(.19) H	(.54)	(.42)	(.36)
Net asset value, end of period	$ 10.45	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92
Total Return B,C,D	(12.65)%	14.01%	45.83%	(35.44)%	(2.91)%	8.51%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.02% A	.67%	1.07%	1.66%	1.20%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,633	$ 61,640	$ 52,756	$ 31,735	$ 40,426	$ 32,679
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share. I Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39
Income from Investment Operations
Net investment income (loss) D	.06	.19	.20	.26	.29	.25
Net realized and unrealized gain (loss)	(1.55)	1.44	3.35	(4.39)	(.50)	.91
Total from investment operations	(1.49)	1.63	3.55	(4.13)	(.21)	1.16
Distributions from net investment income	(.02)	(.18)	(.19)	(.25)	(.25)	(.21)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.05) H	(.29)	(.27) G	(.65)	(.54)	(.47)
Net asset value, end of period	$ 10.63	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08
Total Return B,C	(12.33)%	15.23%	47.31%	(34.83)%	(1.93)%	9.60%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.02% A	1.67%	2.07%	2.66%	2.20%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,860	$ 284,309	$ 140,948	$ 69,731	$ 52,762	$ 13,903
Portfolio turnover rate	13% A	34%	19%	29%	10%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share. H Total distributions of $.05 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.022 per share. I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.9	7.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.5	4.6
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.5
Fidelity Advisor Large Cap Fund Institutional Class	6.2	6.4
Fidelity Advisor Small Cap Fund Institutional Class	2.2	2.4
Fidelity Series 100 Index Fund	5.6	5.6
Fidelity Series All-Sector Equity Fund	9.0	9.3
Fidelity Series Large Cap Value Fund	8.5	9.4
Fidelity Series Small Cap Opportunities Fund	2.1	2.3
	44.5	46.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.8	2.7
Fidelity Advisor Overseas Fund Institutional Class	0.7	2.7
Fidelity Series International Growth Fund	5.9	5.1
Fidelity Series International Small Cap Fund	1.3	1.0
Fidelity Series International Value Fund	5.6	5.0
	14.3	16.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.6	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.4	7.2
	8.1	7.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.6	0.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.4	3.3
Fidelity Series Investment Grade Bond Fund	18.6	15.6
	22.0	18.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	22.0%

Six months ago
Commodity Funds	7.4%
Domestic Equity Funds	46.5%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	18.9%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.5%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.0%
Investment Grade Bond Funds	19.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.4%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund	15,126,628	$ 134,778,257
Domestic Equity Funds - 44.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,670,374	87,594,414
Fidelity Advisor Growth & Income Fund Institutional Class	8,029,556	124,859,591
Fidelity Advisor Large Cap Fund Institutional Class	7,340,125	120,378,058
Fidelity Advisor Small Cap Fund Institutional Class	1,923,221	42,387,787
Fidelity Series 100 Index Fund	13,540,767	108,867,769
Fidelity Series All-Sector Equity Fund	15,935,318	175,129,145
Fidelity Series Large Cap Value Fund	17,149,854	165,667,586
Fidelity Series Small Cap Opportunities Fund	4,432,317	40,068,142
TOTAL DOMESTIC EQUITY FUNDS		864,952,492
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,024,688,199)		999,730,749
International Equity Funds - 17.9%

Developed International Equity Funds - 14.3%
Fidelity Advisor Diversified International Fund Institutional Class	1,078,930	14,446,878
Fidelity Advisor Overseas Fund Institutional Class	966,868	14,299,977
Fidelity Series International Growth Fund	11,963,544	113,892,937
Fidelity Series International Small Cap Fund	2,481,176	25,407,242
Fidelity Series International Value Fund	13,669,175	109,080,017
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		277,127,051
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	4,984,476	70,829,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $382,459,055)		347,956,457
Bond Funds - 30.7%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	1,433,293	$ 13,687,948
Fidelity Series High Income Fund	15,998,075	144,462,617
TOTAL HIGH YIELD BOND FUNDS		158,150,565
Inflation-Protected Bond Funds - 0.6%
Fidelity Series Inflation-Protected Bond Index Fund	965,040	10,895,303
Investment Grade Bond Funds - 22.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,208,758	66,464,745
Fidelity Series Investment Grade Bond Fund	30,502,400	362,368,512
TOTAL INVESTMENT GRADE BOND FUNDS		428,833,257
TOTAL BOND FUNDS (Cost $593,037,303)		597,879,125
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,000,184,557)	1,945,566,331
NET OTHER ASSETS (LIABILITIES) - 0.0%	(471,075)
NET ASSETS - 100%	$ 1,945,095,256
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $151,905,233 of which $75,012,132 and $76,893,101 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,000,184,557) - See accompanying schedule		$ 1,945,566,331
Cash		4
Receivable for investments sold		3,322,533
Receivable for fund shares sold		2,780,729
Total assets		1,951,669,597

Liabilities
Payable for investments purchased	$ 2,134,589
Payable for fund shares redeemed	3,968,760
Distribution and service plan fees payable	470,992
Total liabilities		6,574,341

Net Assets		$ 1,945,095,256
Net Assets consist of:
Paid in capital		$ 2,115,766,530
Undistributed net investment income		7,470,690
Accumulated undistributed net realized gain (loss) on investments		(123,523,738)
Net unrealized appreciation (depreciation) on investments		(54,618,226)
Net Assets		$ 1,945,095,256

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,218,834,801 ÷ 110,771,176 shares)		$ 11.00

Maximum offering price per share (100/94.25 of $11.00)		$ 11.67
Class T: Net Asset Value and redemption price per share ($289,990,680 ÷ 26,446,875 shares)		$ 10.97

Maximum offering price per share (100/96.50 of $10.97)		$ 11.37
Class B: Net Asset Value and offering price per share ($34,990,790 ÷ 3,206,934 shares)A		$ 10.91

Class C: Net Asset Value and offering price per share ($57,801,961 ÷ 5,311,642 shares)A		$ 10.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($343,477,024 ÷ 31,059,336 shares)		$ 11.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,535,191

Expenses
Distribution and service plan fees	$ 3,032,506
Independent trustees' compensation	3,695
Total expenses before reductions	3,036,201
Expense reductions	(3,695)	3,032,506
Net investment income (loss)		7,502,685
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,446,729
Capital gain distributions from underlying funds	27,866,909
Total net realized gain (loss)		35,313,638
Change in net unrealized appreciation (depreciation) on underlying funds		(335,768,836)
Net gain (loss)		(300,455,198)
Net increase (decrease) in net assets resulting from operations		$ (292,952,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,502,685	$ 24,007,195
Net realized gain (loss)	35,313,638	(17,667,391)
Change in net unrealized appreciation (depreciation)	(335,768,836)	263,557,971
Net increase (decrease) in net assets resulting from operations	(292,952,513)	269,897,775
Distributions to shareholders from net investment income	(2,531,235)	(23,893,943)
Distributions to shareholders from net realized gain	(4,147,613)	(17,498,965)
Total distributions	(6,678,848)	(41,392,908)
Share transactions - net increase (decrease)	118,546,352	191,320,603
Total increase (decrease) in net assets	(181,085,009)	419,825,470

Net Assets
Beginning of period	2,126,180,265	1,706,354,795
End of period (including undistributed net investment income of $7,470,690 and undistributed net investment income of $2,499,240, respectively)	$ 1,945,095,256	$ 2,126,180,265

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.05	.16	.16	.21	.22	.20
Net realized and unrealized gain (loss)	(1.73)	1.54	3.68	(5.10)	(.63)	1.09
Total from investment operations	(1.68)	1.70	3.84	(4.89)	(.41)	1.29
Distributions from net investment income	(.02)	(.16)	(.15)	(.21)	(.19)	(.18)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.04) I	(.27)	(.24) H	(.71)	(.57)	(.49)
Net asset value, end of period	$ 11.00	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27
Total Return B,C,D	(13.24)%	15.27%	50.17%	(38.49)%	(3.22)%	9.82%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.74% A	1.38%	1.61%	2.08%	1.53%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218,835	$ 1,340,583	$ 1,030,972	$ 527,042	$ 626,641	$ 343,345
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share. I Total distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43
Income from Investment Operations
Net investment income (loss) E	.03	.13	.14	.19	.19	.17
Net realized and unrealized gain (loss)	(1.71)	1.54	3.66	(5.09)	(.64)	1.09
Total from investment operations	(1.68)	1.67	3.80	(4.90)	(.45)	1.26
Distributions from net investment income	(.01)	(.13)	(.13)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.03) I	(.24)	(.22) H	(.68)	(.53)	(.46)
Net asset value, end of period	$ 10.97	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23
Total Return B,C,D	(13.26)%	14.98%	49.72%	(38.62)%	(3.49)%	9.59%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.49% A	1.12%	1.36%	1.83%	1.28%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 289,991	$ 348,443	$ 382,092	$ 236,333	$ 297,618	$ 281,508
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share. I Total distributions of $.03 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37
Income from Investment Operations
Net investment income (loss) E	- H	.07	.09	.14	.11	.10
Net realized and unrealized gain (loss)	(1.71)	1.53	3.65	(5.06)	(.63)	1.08
Total from investment operations	(1.71)	1.60	3.74	(4.92)	(.52)	1.18
Distributions from net investment income	-	(.07)	(.08)	(.11)	(.09)	(.09)
Distributions from net realized gain	(.01)	(.11)	(.09)	(.50)	(.37)	(.31)
Total distributions	(.01)	(.18)	(.17) I	(.61)	(.46)	(.40)
Net asset value, end of period	$ 10.91	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15
Total Return B,C,D	(13.52)%	14.38%	49.07%	(38.94)%	(3.96)%	8.98%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)% A	.62%	.86%	1.33%	.78%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,991	$ 47,275	$ 51,360	$ 35,701	$ 60,367	$ 56,845
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37
Income from Investment Operations
Net investment income (loss) E	- H	.07	.09	.14	.11	.10
Net realized and unrealized gain (loss)	(1.70)	1.53	3.65	(5.06)	(.63)	1.08
Total from investment operations	(1.70)	1.60	3.74	(4.92)	(.52)	1.18
Distributions from net investment income	-	(.08)	(.08)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.02)	(.11)	(.09)	(.50)	(.37)	(.31)
Total distributions	(.02)	(.19)	(.18) I	(.62)	(.46)	(.40)
Net asset value, end of period	$ 10.88	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15
Total Return B,C,D	(13.53)%	14.38%	49.06%	(38.96)%	(3.95)%	9.00%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)% A	.63%	.86%	1.33%	.78%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,802	$ 68,349	$ 63,700	$ 40,294	$ 58,768	$ 54,338
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51
Income from Investment Operations
Net investment income (loss) D	.06	.19	.19	.23	.26	.24
Net realized and unrealized gain (loss)	(1.72)	1.55	3.69	(5.11)	(.64)	1.09
Total from investment operations	(1.66)	1.74	3.88	(4.88)	(.38)	1.33
Distributions from net investment income	(.02)	(.19)	(.17)	(.24)	(.22)	(.21)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.05)	(.30)	(.27) H	(.74)	(.60)	(.52)
Net asset value, end of period	$ 11.06	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32
Total Return B,C	(13.07)%	15.56%	50.42%	(38.31)%	(3.01)%	10.08%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.99% A	1.62%	1.86%	2.33%	1.78%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,477	$ 321,529	$ 178,232	$ 82,534	$ 69,011	$ 24,902
Portfolio turnover rate	14% A	38%	20%	22%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.3	8.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	5.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.4	7.3
Fidelity Advisor Large Cap Fund Institutional Class	7.1	7.2
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.7
Fidelity Series 100 Index Fund	6.4	6.2
Fidelity Series All-Sector Equity Fund	10.3	10.4
Fidelity Series Large Cap Value Fund	9.8	10.5
Fidelity Series Small Cap Opportunities Fund	2.4	2.6
	51.1	52.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9	3.0
Fidelity Advisor Overseas Fund Institutional Class	0.9	3.0
Fidelity Series International Growth Fund	6.8	5.8
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.4	5.6
	16.5	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	3.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.5	7.1
	8.2	7.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.8	1.8
Fidelity Series Investment Grade Bond Fund	9.9	8.3
	11.7	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.3%
Domestic Equity Funds	51.1%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	11.7%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	52.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	10.1%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.2%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund	11,648,906	$ 103,791,748
Domestic Equity Funds - 51.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,234,585	64,741,634
Fidelity Advisor Growth & Income Fund Institutional Class	5,934,924	92,288,068
Fidelity Advisor Large Cap Fund Institutional Class	5,427,364	89,008,766
Fidelity Advisor Small Cap Fund Institutional Class	1,421,457	31,328,923
Fidelity Series 100 Index Fund	10,007,120	80,457,243
Fidelity Series All-Sector Equity Fund	11,778,138	129,441,740
Fidelity Series Large Cap Value Fund	12,684,311	122,530,447
Fidelity Series Small Cap Opportunities Fund	3,279,207	29,644,030
TOTAL DOMESTIC EQUITY FUNDS		639,440,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $782,540,768)		743,232,599
International Equity Funds - 20.7%

Developed International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	806,198	10,794,992
Fidelity Advisor Overseas Fund Institutional Class	722,527	10,686,182
Fidelity Series International Growth Fund	8,946,469	85,170,387
Fidelity Series International Small Cap Fund	1,852,770	18,972,363
Fidelity Series International Value Fund	10,057,772	80,261,022
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		205,884,946
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	3,731,269	53,021,335
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $286,838,765)		258,906,281
Bond Funds - 19.9%
	Shares	Value
High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	923,867	$ 8,822,933
Fidelity Series High Income Fund	10,369,149	93,633,416
TOTAL HIGH YIELD BOND FUNDS		102,456,349
Investment Grade Bond Funds - 11.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,422,691	22,337,214
Fidelity Series Investment Grade Bond Fund	10,413,914	123,717,293
TOTAL INVESTMENT GRADE BOND FUNDS		146,054,507
TOTAL BOND FUNDS (Cost $251,781,620)		248,510,856
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,321,161,153)	1,250,649,736
NET OTHER ASSETS (LIABILITIES) - 0.0%	(286,174)
NET ASSETS - 100%	$ 1,250,363,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $65,938,206 of which $37,616,185 and $28,322,021 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,321,161,153) - See accompanying schedule		$ 1,250,649,736
Cash		9
Receivable for investments sold		1,420,736
Receivable for fund shares sold		2,445,891
Total assets		1,254,516,372

Liabilities
Payable for investments purchased	$ 2,036,961
Payable for fund shares redeemed	1,829,688
Distribution and service plan fees payable	286,161
Total liabilities		4,152,810

Net Assets		$ 1,250,363,562
Net Assets consist of:
Paid in capital		$ 1,364,066,839
Undistributed net investment income		3,059,431
Accumulated undistributed net realized gain (loss) on investments		(46,251,291)
Net unrealized appreciation (depreciation) on investments		(70,511,417)
Net Assets		$ 1,250,363,562

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($829,777,540 ÷ 81,167,705 shares)		$ 10.22

Maximum offering price per share (100/94.25 of $10.22)		$ 10.84
Class T: Net Asset Value and redemption price per share ($137,744,787 ÷ 13,545,787 shares)		$ 10.17

Maximum offering price per share (100/96.50 of $10.17)		$ 10.54
Class B: Net Asset Value and offering price per share ($21,367,943 ÷ 2,119,435 shares)A		$ 10.08

Class C: Net Asset Value and offering price per share ($31,169,306 ÷ 3,093,395 shares)A		$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,303,986 ÷ 22,410,009 shares)		$ 10.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,867,608

Expenses
Distribution and service plan fees	$ 1,835,007
Independent trustees' compensation	2,368
Total expenses before reductions	1,837,375
Expense reductions	(2,368)	1,835,007
Net investment income (loss)		3,032,601
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,609,430
Capital gain distributions from underlying funds	21,361,077
Total net realized gain (loss)		23,970,507
Change in net unrealized appreciation (depreciation) on underlying funds		(248,401,183)
Net gain (loss)		(224,430,676)
Net increase (decrease) in net assets resulting from operations		$ (221,398,075)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,032,601	$ 13,411,605
Net realized gain (loss)	23,970,507	(1,815,775)
Change in net unrealized appreciation (depreciation)	(248,401,183)	167,217,095
Net increase (decrease) in net assets resulting from operations	(221,398,075)	178,812,925
Distributions to shareholders from net investment income	(1,000,701)	(13,257,727)
Distributions to shareholders from net realized gain	(2,890,896)	(10,450,172)
Total distributions	(3,891,597)	(23,707,899)
Share transactions - net increase (decrease)	116,474,156	235,486,573
Total increase (decrease) in net assets	(108,815,516)	390,591,599

Net Assets
Beginning of period	1,359,179,078	968,587,479
End of period (including undistributed net investment income of $3,059,431 and undistributed net investment income of $1,027,531, respectively)	$ 1,250,363,562	$ 1,359,179,078
Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.03	.14	.14	.20	.20	.19
Net realized and unrealized gain (loss)	(1.88)	1.56	3.55	(4.92)	(.60)	1.02
Total from investment operations	(1.85)	1.70	3.69	(4.72)	(.40)	1.21
Distributions from net investment income	(.01)	(.13)	(.14)	(.18)	(.17)	(.15)
Distributions from net realized gain	(.03)	(.11)	(.08)	(.45)	(.34)	(.29)
Total distributions	(.04)	(.24)	(.22)	(.63) I	(.51)	(.44) H
Net asset value, end of period	$ 10.22	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44
Total Return B,C,D	(15.36)%	16.13%	51.59%	(39.29)%	(3.34)%	9.74%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.47% A	1.26%	1.51%	2.04%	1.51%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 829,778	$ 906,896	$ 669,450	$ 314,996	$ 336,805	$ 146,175
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share. I Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62
Income from Investment Operations
Net investment income (loss) E	.01	.11	.12	.17	.17	.16
Net realized and unrealized gain (loss)	(1.86)	1.55	3.53	(4.89)	(.62)	1.01
Total from investment operations	(1.85)	1.66	3.65	(4.72)	(.45)	1.17
Distributions from net investment income	- H	(.11)	(.12)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.03)	(.11)	(.08)	(.45)	(.33)	(.28)
Total distributions	(.03)	(.21) K	(.20)	(.60) J	(.46)	(.41) I
Net asset value, end of period	$ 10.17	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38
Total Return B,C,D	(15.41)%	15.84%	51.17%	(39.42)%	(3.66)%	9.46%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21% A	1.01%	1.26%	1.79%	1.26%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,745	$ 169,442	$ 143,106	$ 81,463	$ 99,531	$ 84,368
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share. J Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.07	.13	.10	.09
Net realized and unrealized gain (loss)	(1.85)	1.55	3.50	(4.86)	(.61)	1.02
Total from investment operations	(1.87)	1.60	3.57	(4.73)	(.51)	1.11
Distributions from net investment income	-	(.06)	(.07)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.01)	(.10)	(.08)	(.45)	(.32)	(.27)
Total distributions	(.01)	(.16)	(.15)	(.55) I	(.40)	(.36) H
Net asset value, end of period	$ 10.08	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29
Total Return B,C,D	(15.64)%	15.28%	50.43%	(39.76)%	(4.10)%	8.98%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.51%	.76%	1.30%	.76%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,368	$ 28,360	$ 27,408	$ 17,892	$ 27,854	$ 23,065
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share. I Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.07	.12	.10	.09
Net realized and unrealized gain (loss)	(1.85)	1.54	3.50	(4.85)	(.61)	1.02
Total from investment operations	(1.87)	1.60	3.57	(4.73)	(.51)	1.11
Distributions from net investment income	-	(.06)	(.08)	(.11)	(.08)	(.09)
Distributions from net realized gain	(.01)	(.10)	(.08)	(.45)	(.32)	(.27)
Total distributions	(.01)	(.16)	(.16)	(.55) I	(.40)	(.36) H
Net asset value, end of period	$ 10.08	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30
Total Return B,C,D	(15.63)%	15.33%	50.28%	(39.70)%	(4.10)%	8.99%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.51%	.76%	1.29%	.76%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,169	$ 36,389	$ 30,994	$ 17,821	$ 23,168	$ 19,041
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share. I Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.04	.17	.17	.22	.24	.22
Net realized and unrealized gain (loss)	(1.89)	1.57	3.55	(4.93)	(.62)	1.02
Total from investment operations	(1.85)	1.74	3.72	(4.71)	(.38)	1.24
Distributions from net investment income	(.02)	(.16)	(.16)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.03)	(.11)	(.08)	(.45)	(.34)	(.29)
Total distributions	(.04) K	(.26) J	(.24)	(.65) I	(.54)	(.46) H
Net asset value, end of period	$ 10.28	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49
Total Return B,C	(15.24)%	16.51%	51.81%	(39.08)%	(3.19)%	9.98%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.72% A	1.51%	1.76%	2.29%	1.76%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,304	$ 218,092	$ 97,629	$ 43,667	$ 34,162	$ 6,371
Portfolio turnover rate	13% A	30%	16%	21%	9%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.5	8.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	7.3
Fidelity Advisor Large Cap Fund Institutional Class	7.2	7.3
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.7
Fidelity Series 100 Index Fund	6.5	6.3
Fidelity Series All-Sector Equity Fund	10.5	10.5
Fidelity Series Large Cap Value Fund	9.9	10.6
Fidelity Series Small Cap Opportunities Fund	2.4	2.7
	51.7	52.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9	3.1
Fidelity Advisor Overseas Fund Institutional Class	0.9	3.1
Fidelity Series International Growth Fund	6.8	5.8
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.5	5.7
	16.6	18.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	3.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.1
Fidelity Series High Income Fund	8.4	8.0
	9.2	8.1
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.5	1.4
Fidelity Series Investment Grade Bond Fund	8.3	6.8
	9.8	8.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.5%
Domestic Equity Funds	51.7%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.2%
Investment Grade Bond Funds	9.8%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	52.7%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.1%
Investment Grade Bond Funds	8.2%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 8.5%
Fidelity Series Commodity Strategy Fund	12,385,879	$ 110,358,179
Domestic Equity Funds - 51.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,300,210	68,183,038
Fidelity Advisor Growth & Income Fund Institutional Class	6,250,772	97,199,500
Fidelity Advisor Large Cap Fund Institutional Class	5,714,463	93,717,199
Fidelity Advisor Small Cap Fund Institutional Class	1,496,795	32,989,368
Fidelity Series 100 Index Fund	10,541,375	84,752,657
Fidelity Series All-Sector Equity Fund	12,404,772	136,328,436
Fidelity Series Large Cap Value Fund	13,352,368	128,983,872
Fidelity Series Small Cap Opportunities Fund	3,450,720	31,194,506
TOTAL DOMESTIC EQUITY FUNDS		673,348,576
TOTAL DOMESTIC EQUITY FUNDS (Cost $872,713,799)		783,706,755
International Equity Funds - 20.8%

Developed International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	847,738	11,351,217
Fidelity Advisor Overseas Fund Institutional Class	759,756	11,236,799
Fidelity Series International Growth Fund	9,300,943	88,544,977
Fidelity Series International Small Cap Fund	1,928,854	19,751,467
Fidelity Series International Value Fund	10,632,840	84,850,062
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		215,734,522
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	3,872,971	55,034,917
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $316,302,375)		270,769,439
Bond Funds - 19.0%
	Shares	Value
High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund	1,033,539	$ 9,870,297
Fidelity Series High Income Fund	12,194,180	110,113,442
TOTAL HIGH YIELD BOND FUNDS		119,983,739
Investment Grade Bond Funds - 9.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,150,858	19,830,911
Fidelity Series Investment Grade Bond Fund	9,083,534	107,912,384
TOTAL INVESTMENT GRADE BOND FUNDS		127,743,295
TOTAL BOND FUNDS (Cost $256,344,477)		247,727,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,445,360,651)	1,302,203,228
NET OTHER ASSETS (LIABILITIES) - 0.0%	(332,724)
NET ASSETS - 100%	$ 1,301,870,504
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $8,343,013 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,445,360,651) - See accompanying schedule		$ 1,302,203,228
Cash		6
Receivable for investments sold		2,643,559
Receivable for fund shares sold		2,139,048
Total assets		1,306,985,841

Liabilities
Payable for investments purchased	$ 1,627,424
Payable for fund shares redeemed	3,155,196
Distribution and service plan fees payable	332,717
Total liabilities		5,115,337

Net Assets		$ 1,301,870,504
Net Assets consist of:
Paid in capital		$ 1,445,012,436
Undistributed net investment income		2,987,309
Accumulated undistributed net realized gain (loss) on investments		(2,971,818)
Net unrealized appreciation (depreciation) on investments		(143,157,423)
Net Assets		$ 1,301,870,504

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($767,342,864 ÷ 70,414,131 shares)		$ 10.90

Maximum offering price per share (100/94.25 of $10.90)		$ 11.56
Class T: Net Asset Value and redemption price per share ($219,518,886 ÷ 20,208,278 shares)		$ 10.86

Maximum offering price per share (100/96.50 of $10.86)		$ 11.25
Class B: Net Asset Value and offering price per share ($31,082,807 ÷ 2,887,549 shares)A		$ 10.76

Class C: Net Asset Value and offering price per share ($48,758,221 ÷ 4,536,444 shares)A		$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($235,167,726 ÷ 21,472,692 shares)		$ 10.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,150,605

Expenses
Distribution and service plan fees	$ 2,173,751
Independent trustees' compensation	2,532
Total expenses before reductions	2,176,283
Expense reductions	(2,532)	2,173,751
Net investment income (loss)		2,976,854
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,825,981)
Capital gain distributions from underlying funds	22,732,523
Total net realized gain (loss)		8,906,542
Change in net unrealized appreciation (depreciation) on underlying funds		(249,613,653)
Net gain (loss)		(240,707,111)
Net increase (decrease) in net assets resulting from operations		$ (237,730,257)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,976,854	$ 14,839,541
Net realized gain (loss)	8,906,542	39,603,656
Change in net unrealized appreciation (depreciation)	(249,613,653)	144,982,726
Net increase (decrease) in net assets resulting from operations	(237,730,257)	199,425,923
Distributions to shareholders from net investment income	(949,060)	(14,806,752)
Distributions to shareholders from net realized gain	(3,254,388)	(11,833,286)
Total distributions	(4,203,448)	(26,640,038)
Share transactions - net increase (decrease)	72,882,032	103,322,755
Total increase (decrease) in net assets	(169,051,673)	276,108,640

Net Assets
Beginning of period	1,470,922,177	1,194,813,537
End of period (including undistributed net investment income of $2,987,309 and undistributed net investment income of $959,515, respectively)	$ 1,301,870,504	$ 1,470,922,177

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83
Income from Investment Operations
Net investment income (loss) E	.03	.15	.15	.21	.22	.21
Net realized and unrealized gain (loss)	(2.04)	1.69	3.87	(5.44)	(.74)	1.16
Total from investment operations	(2.01)	1.84	4.02	(5.23)	(.52)	1.37
Distributions from net investment income	(.01)	(.15)	(.15)	(.20)	(.20)	(.18)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.04)	(.26)	(.24)	(.75) I	(.60)	(.51) H
Net asset value, end of period	$ 10.90	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69
Total Return B,C,D	(15.58)%	16.38%	53.15%	(40.42)%	(3.92)%	10.09%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46% A	1.25%	1.52%	2.02%	1.47%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 767,343	$ 865,008	$ 670,673	$ 342,357	$ 428,381	$ 263,733
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share. I Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79
Income from Investment Operations
Net investment income (loss) E	.01	.12	.13	.18	.18	.17
Net realized and unrealized gain (loss)	(2.04)	1.68	3.86	(5.43)	(.72)	1.16
Total from investment operations	(2.03)	1.80	3.99	(5.25)	(.54)	1.33
Distributions from net investment income	- H	(.11)	(.13)	(.17)	(.16)	(.15)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.03)	(.22)	(.22)	(.72) J	(.56)	(.48) I
Net asset value, end of period	$ 10.86	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64
Total Return B,C,D	(15.74)%	16.06%	52.83%	(40.61)%	(4.05)%	9.81%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21% A	1.00%	1.27%	1.77%	1.22%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,519	$ 276,335	$ 300,594	$ 181,917	$ 238,675	$ 221,815
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share. J Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.08	.13	.11	.10
Net realized and unrealized gain (loss)	(2.02)	1.66	3.83	(5.37)	(.73)	1.14
Total from investment operations	(2.04)	1.72	3.91	(5.24)	(.62)	1.24
Distributions from net investment income	-	(.06)	(.08)	(.11)	(.10)	(.10)
Distributions from net realized gain	(.02)	(.10)	(.09)	(.55)	(.39)	(.32)
Total distributions	(.02)	(.16)	(.17)	(.66) I	(.49)	(.41) H
Net asset value, end of period	$ 10.76	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53
Total Return B,C,D	(15.94)%	15.43%	52.08%	(40.85)%	(4.59)%	9.25%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.50%	.77%	1.28%	.72%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,083	$ 41,935	$ 43,773	$ 29,479	$ 50,827	$ 46,110
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. I Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.08	.13	.11	.10
Net realized and unrealized gain (loss)	(2.01)	1.66	3.83	(5.37)	(.72)	1.13
Total from investment operations	(2.03)	1.72	3.91	(5.24)	(.61)	1.23
Distributions from net investment income	-	(.07)	(.08)	(.12)	(.10)	(.10)
Distributions from net realized gain	(.02)	(.10)	(.09)	(.55)	(.39)	(.32)
Total distributions	(.02)	(.17)	(.17)	(.67) I	(.49)	(.41) H
Net asset value, end of period	$ 10.75	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52
Total Return B,C,D	(15.88)%	15.39%	52.18%	(40.91)%	(4.54)%	9.17%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.50%	.77%	1.28%	.72%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,758	$ 58,416	$ 53,334	$ 34,036	$ 54,549	$ 54,022
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. I Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87
Income from Investment Operations
Net investment income (loss) D	.04	.18	.18	.23	.25	.24
Net realized and unrealized gain (loss)	(2.05)	1.69	3.88	(5.45)	(.74)	1.17
Total from investment operations	(2.01)	1.87	4.06	(5.22)	(.49)	1.41
Distributions from net investment income	(.02)	(.18)	(.17)	(.22)	(.23)	(.21)
Distributions from net realized gain	(.03)	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.04) J	(.29)	(.26)	(.78) I	(.63)	(.54) H
Net asset value, end of period	$ 10.95	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74
Total Return B,C	(15.48)%	16.57%	53.53%	(40.24)%	(3.70)%	10.36%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.50%	1.77%	2.27%	1.72%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,168	$ 229,228	$ 126,440	$ 56,940	$ 46,457	$ 19,197
Portfolio turnover rate	15% A	38%	18%	18%	9%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.54 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share. I Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.029 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.9	9.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.4	5.4
Fidelity Advisor Growth & Income Fund Institutional Class	7.6	7.5
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.4
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.8
Fidelity Series 100 Index Fund	6.7	6.4
Fidelity Series All-Sector Equity Fund	10.7	10.7
Fidelity Series Large Cap Value Fund	10.2	10.9
Fidelity Series Small Cap Opportunities Fund	2.5	2.7
	53.1	53.8
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9	3.2
Fidelity Advisor Overseas Fund Institutional Class	0.9	3.1
Fidelity Series International Growth Fund	7.0	5.9
Fidelity Series International Small Cap Fund	1.5	1.2
Fidelity Series International Value Fund	6.7	5.8
	17.0	19.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.4	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.1
Fidelity Series High Income Fund	9.8	9.3
	10.7	9.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.7	0.8
Fidelity Series Investment Grade Bond Fund	5.2	4.1
	5.9	4.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.9%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	5.9%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.8%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund	4,561,477	$ 40,642,756
Domestic Equity Funds - 53.1%
Fidelity Advisor Equity Growth Fund Institutional Class	470,773	24,687,340
Fidelity Advisor Growth & Income Fund Institutional Class	2,263,720	35,200,842
Fidelity Advisor Large Cap Fund Institutional Class	2,071,691	33,975,736
Fidelity Advisor Small Cap Fund Institutional Class	542,332	11,953,005
Fidelity Series 100 Index Fund	3,815,402	30,675,832
Fidelity Series All-Sector Equity Fund	4,492,928	49,377,274
Fidelity Series Large Cap Value Fund	4,845,191	46,804,544
Fidelity Series Small Cap Opportunities Fund	1,253,186	11,328,802
TOTAL DOMESTIC EQUITY FUNDS		244,003,375
TOTAL DOMESTIC EQUITY FUNDS (Cost $300,051,595)		284,646,131
International Equity Funds - 21.4%

Developed International Equity Funds - 17.0%
Fidelity Advisor Diversified International Fund Institutional Class	305,312	4,088,124
Fidelity Advisor Overseas Fund Institutional Class	273,635	4,047,060
Fidelity Series International Growth Fund	3,386,255	32,237,152
Fidelity Series International Small Cap Fund	700,994	7,178,179
Fidelity Series International Value Fund	3,851,994	30,738,913
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		78,289,428
Emerging Markets Equity Funds - 4.4%
Fidelity Series Emerging Markets Fund	1,412,767	20,075,413
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $109,824,247)		98,364,841
Bond Funds - 16.6%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund	451,017	$ 4,307,216
Fidelity Series High Income Fund	4,964,852	44,832,611
TOTAL HIGH YIELD BOND FUNDS		49,139,827
Investment Grade Bond Funds - 5.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	386,661	3,565,010
Fidelity Series Investment Grade Bond Fund	2,003,880	23,806,092
TOTAL INVESTMENT GRADE BOND FUNDS		27,371,102
TOTAL BOND FUNDS (Cost $80,094,917)		76,510,929
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $489,970,759)	459,521,901
NET OTHER ASSETS (LIABILITIES) - 0.0%	(96,843)
NET ASSETS - 100%	$ 459,425,058
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $4,711,973 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $489,970,759) - See accompanying schedule		$ 459,521,901
Cash		55
Receivable for investments sold		719,743
Receivable for fund shares sold		1,411,545
Total assets		461,653,244

Liabilities
Payable for investments purchased	$ 1,337,873
Payable for fund shares redeemed	793,413
Distribution and service plan fees payable	96,900
Total liabilities		2,228,186

Net Assets		$ 459,425,058
Net Assets consist of:
Paid in capital		$ 485,118,343
Undistributed net investment income		1,060,104
Accumulated undistributed net realized gain (loss) on investments		3,695,469
Net unrealized appreciation (depreciation) on investments		(30,448,858)
Net Assets		$ 459,425,058

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($303,154,221 ÷ 35,998,035 shares)		$ 8.42

Maximum offering price per share (100/94.25 of $8.42)		$ 8.93
Class T: Net Asset Value and redemption price per share ($49,958,767 ÷ 5,957,717 shares)		$ 8.39

Maximum offering price per share (100/96.50 of $8.39)		$ 8.69
Class B: Net Asset Value and offering price per share ($3,501,009 ÷ 419,098 shares)A		$ 8.35

Class C: Net Asset Value and offering price per share ($8,016,286 ÷ 961,020 shares)A		$ 8.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,794,775 ÷ 11,206,769 shares)		$ 8.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,673,377

Expenses
Distribution and service plan fees	$ 609,590
Independent trustees' compensation	841
Total expenses before reductions	610,431
Expense reductions	(841)	609,590
Net investment income (loss)		1,063,787
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,870,547
Capital gain distributions from underlying funds	8,258,301
Total net realized gain (loss)		10,128,848
Change in net unrealized appreciation (depreciation) on underlying funds		(96,175,691)
Net gain (loss)		(86,046,843)
Net increase (decrease) in net assets resulting from operations		$ (84,983,056)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,063,787	$ 4,770,136
Net realized gain (loss)	10,128,848	9,268,094
Change in net unrealized appreciation (depreciation)	(96,175,691)	48,630,118
Net increase (decrease) in net assets resulting from operations	(84,983,056)	62,668,348
Distributions to shareholders from net investment income	(438,220)	(4,605,379)
Distributions to shareholders from net realized gain	(1,006,776)	(3,215,417)
Total distributions	(1,444,996)	(7,820,796)
Share transactions - net increase (decrease)	68,250,338	130,893,423
Total increase (decrease) in net assets	(18,177,714)	185,740,975

Net Assets
Beginning of period	477,602,772	291,861,797
End of period (including undistributed net investment income of $1,060,104 and undistributed net investment income of $434,537, respectively)	$ 459,425,058	$ 477,602,772

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.12	.12	.16	.16	.12
Net realized and unrealized gain (loss)	(1.65)	1.33	3.02	(4.29)	(.57)	1.06
Total from investment operations	(1.63)	1.45	3.14	(4.13)	(.41)	1.18
Distributions from net investment income	(.01)	(.11)	(.11)	(.14)	(.11)	(.08)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.03)	(.19)	(.18)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 8.42	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Total Return B,C,D	(16.22)%	16.67%	53.81%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	.44% A	1.35%	1.53%	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,154	$ 320,731	$ 205,405	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.10	.14	.13	.09
Net realized and unrealized gain (loss)	(1.64)	1.32	3.02	(4.28)	(.57)	1.06
Total from investment operations	(1.63)	1.42	3.12	(4.14)	(.44)	1.15
Distributions from net investment income	- I	(.09)	(.10)	(.12)	(.09)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.02)	(.17)	(.17)	(.38)	(.23) J	(.12)
Net asset value, end of period	$ 8.39	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Total Return B,C,D	(16.24)%	16.36%	53.52%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	.19% A	1.10%	1.28%	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,959	$ 60,268	$ 43,326	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	(1.63)	1.32	3.01	(4.27)	(.57)	1.06
Total from investment operations	(1.65)	1.37	3.07	(4.16)	(.49)	1.11
Distributions from net investment income	-	(.05)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.01)	(.08)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.01)	(.13)	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.35	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Total Return B,C,D	(16.49)%	15.71%	52.74%	(41.39)%	(4.65)%	11.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.31)% A	.60%	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,501	$ 4,612	$ 4,089	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	(1.64)	1.32	3.01	(4.27)	(.58)	1.06
Total from investment operations	(1.65)	1.37	3.07	(4.16)	(.50)	1.11
Distributions from net investment income	-	(.06)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.01)	(.08)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.01)	(.13) J	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.34	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Total Return B,C,D	(16.50)%	15.80%	52.90%	(41.39)%	(4.74)%	11.08%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.31)% A	.60%	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,016	$ 8,753	$ 6,199	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.15	.14	.18	.19	.14
Net realized and unrealized gain (loss)	(1.64)	1.32	3.04	(4.30)	(.59)	1.06
Total from investment operations	(1.61)	1.47	3.18	(4.12)	(.40)	1.20
Distributions from net investment income	(.02)	(.13)	(.13)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.04)	(.21)	(.20)	(.42)	(.26) I	(.13)
Net asset value, end of period	$ 8.46	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Total Return B,C	(16.02)%	16.86%	54.35%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.69% A	1.60%	1.78%	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,795	$ 83,240	$ 32,842	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	12% A	32%	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.5	9.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	8.0	7.8
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.8
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.9
Fidelity Series 100 Index Fund	7.0	6.7
Fidelity Series All-Sector Equity Fund	11.3	11.2
Fidelity Series Large Cap Value Fund	10.7	11.3
Fidelity Series Small Cap Opportunities Fund	2.6	2.8
	55.7	56.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9	3.3
Fidelity Advisor Overseas Fund Institutional Class	0.9	3.3
Fidelity Series International Growth Fund	7.4	6.2
Fidelity Series International Small Cap Fund	1.7	1.2
Fidelity Series International Value Fund	7.0	6.0
	17.9	20.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.6	3.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.1
Fidelity Series High Income Fund	9.8	9.3
	10.7	9.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Series Investment Grade Bond Fund	1.5	0.9
	1.6	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.5%
Domestic Equity Funds	55.7%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	1.6%

Six months ago
Commodity Funds	9.9%
Domestic Equity Funds	56.1%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	1.0%

Expected
Commodity Funds	9.6%
Domestic Equity Funds	54.4%
Developed International Equity Funds	19.8%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.2%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund	3,705,680	$ 33,017,613
Domestic Equity Funds - 55.7%
Fidelity Advisor Equity Growth Fund Institutional Class	373,669	19,595,187
Fidelity Advisor Growth & Income Fund Institutional Class	1,796,564	27,936,569
Fidelity Advisor Large Cap Fund Institutional Class	1,643,833	26,958,857
Fidelity Advisor Small Cap Fund Institutional Class	430,332	9,484,516
Fidelity Series 100 Index Fund	3,028,567	24,349,677
Fidelity Series All-Sector Equity Fund	3,566,116	39,191,616
Fidelity Series Large Cap Value Fund	3,843,914	37,132,210
Fidelity Series Small Cap Opportunities Fund	994,034	8,986,065
TOTAL DOMESTIC EQUITY FUNDS		193,634,697
TOTAL DOMESTIC EQUITY FUNDS (Cost $238,410,243)		226,652,310
International Equity Funds - 22.5%

Developed International Equity Funds - 17.9%
Fidelity Advisor Diversified International Fund Institutional Class	242,156	3,242,470
Fidelity Advisor Overseas Fund Institutional Class	217,031	3,209,882
Fidelity Series International Growth Fund	2,706,821	25,768,933
Fidelity Series International Small Cap Fund	560,024	5,734,649
Fidelity Series International Value Fund	3,063,981	24,450,570
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		62,406,504
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund	1,123,242	15,961,273
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,108,907)		78,367,777
Bond Funds - 12.3%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund	342,961	$ 3,275,276
Fidelity Series High Income Fund	3,779,137	34,125,608
TOTAL HIGH YIELD BOND FUNDS		37,400,884
Investment Grade Bond Funds - 1.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	44,128	406,857
Fidelity Series Investment Grade Bond Fund	427,464	5,078,275
TOTAL INVESTMENT GRADE BOND FUNDS		5,485,132
TOTAL BOND FUNDS (Cost $46,409,487)		42,886,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $371,928,637)	347,906,103
NET OTHER ASSETS (LIABILITIES) - 0.0%	(81,056)
NET ASSETS - 100%	$ 347,825,047
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $9,460,678 of which $7,387,590 and $2,073,088 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $371,928,637) - See accompanying schedule		$ 347,906,103
Cash		2
Receivable for investments sold		558,124
Receivable for fund shares sold		1,092,208
Total assets		349,556,437

Liabilities
Payable for investments purchased	$ 1,135,256
Payable for fund shares redeemed	515,080
Distribution and service plan fees payable	81,054
Total liabilities		1,731,390

Net Assets		$ 347,825,047
Net Assets consist of:
Paid in capital		$ 373,783,236
Undistributed net investment income		537,875
Accumulated undistributed net realized gain (loss) on investments		(2,473,530)
Net unrealized appreciation (depreciation) on investments		(24,022,534)
Net Assets		$ 347,825,047

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($207,760,003 ÷ 25,267,195 shares)		$ 8.22

Maximum offering price per share (100/94.25 of $8.22)		$ 8.72
Class T: Net Asset Value and redemption price per share ($50,568,331 ÷ 6,171,864 shares)		$ 8.19

Maximum offering price per share (100/96.50 of $8.19)		$ 8.49
Class B: Net Asset Value and offering price per share ($5,128,364 ÷ 629,675 shares)A		$ 8.14

Class C: Net Asset Value and offering price per share ($11,103,635 ÷ 1,362,029 shares)A		$ 8.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,264,714 ÷ 8,867,537 shares)		$ 8.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,056,605

Expenses
Distribution and service plan fees	$ 515,272
Independent trustees' compensation	643
Total expenses before reductions	515,915
Expense reductions	(643)	515,272
Net investment income (loss)		541,333
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,939,486
Capital gain distributions from underlying funds	6,727,856
Total net realized gain (loss)		8,667,342
Change in net unrealized appreciation (depreciation) on underlying funds		(77,742,518)
Net gain (loss)		(69,075,176)
Net increase (decrease) in net assets resulting from operations		$ (68,533,843)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 541,333	$ 3,364,050
Net realized gain (loss)	8,667,342	2,707,093
Change in net unrealized appreciation (depreciation)	(77,742,518)	43,618,643
Net increase (decrease) in net assets resulting from operations	(68,533,843)	49,689,786
Distributions to shareholders from net investment income	(190,630)	(3,328,255)
Distributions to shareholders from net realized gain	(831,204)	(2,446,029)
Total distributions	(1,021,834)	(5,774,284)
Share transactions - net increase (decrease)	54,134,428	79,457,808
Total increase (decrease) in net assets	(15,421,249)	123,373,310

Net Assets
Beginning of period	363,246,296	239,872,986
End of period (including undistributed net investment income of $537,875 and undistributed net investment income of $187,172, respectively)	$ 347,825,047	$ 363,246,296

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.11	.16	.16	.13
Net realized and unrealized gain (loss)	(1.69)	1.34	3.05	(4.39)	(.60)	1.06
Total from investment operations	(1.68)	1.45	3.16	(4.23)	(.44)	1.19
Distributions from net investment income	(.01)	(.11)	(.10)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.03)	(.18) J	(.17)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 8.22	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Total Return B,C,D	(16.99)%	16.99%	55.94%	(42.30)%	(4.27)%	11.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	.32% A	1.23%	1.43%	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,760	$ 220,549	$ 137,716	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share. J Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.09	.09	.14	.13	.11
Net realized and unrealized gain (loss)	(1.69)	1.33	3.05	(4.37)	(.59)	1.05
Total from investment operations	(1.69)	1.42	3.14	(4.23)	(.46)	1.16
Distributions from net investment income	-	(.09)	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.02)	(.16) K	(.16)	(.41) J	(.26)	(.14)
Net asset value, end of period	$ 8.19	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Total Return B,C,D	(17.10)%	16.66%	55.57%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	.07% A	.98%	1.18%	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,568	$ 61,195	$ 46,449	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share. K Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.05	.10	.07	.06
Net realized and unrealized gain (loss)	(1.69)	1.34	3.03	(4.35)	(.59)	1.07
Total from investment operations	(1.71)	1.38	3.08	(4.25)	(.52)	1.13
Distributions from net investment income	-	(.05)	(.05)	(.08)	(.06)	(.07)
Distributions from net realized gain	(.01)	(.07)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.01)	(.12)	(.12)	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 8.14	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Total Return B,C,D	(17.37)%	16.16%	54.72%	(42.71)%	(4.93)%	11.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.43)% A	.48%	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,128	$ 6,704	$ 5,847	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.05	.10	.07	.06
Net realized and unrealized gain (loss)	(1.69)	1.34	3.05	(4.35)	(.59)	1.06
Total from investment operations	(1.71)	1.38	3.10	(4.25)	(.52)	1.12
Distributions from net investment income	-	(.05)	(.05)	(.08)	(.07)	(.06)
Distributions from net realized gain	(.01)	(.07)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.01)	(.12)	(.12)	(.37) I	(.23)	(.12)
Net asset value, end of period	$ 8.15	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Total Return B,C,D	(17.34)%	16.16%	55.15%	(42.74)%	(4.99)%	11.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.43)% A	.48%	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,104	$ 12,014	$ 9,646	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.13	.13	.17	.18	.15
Net realized and unrealized gain (loss)	(1.71)	1.34	3.08	(4.40)	(.59)	1.06
Total from investment operations	(1.68)	1.47	3.21	(4.23)	(.41)	1.21
Distributions from net investment income	(.01)	(.13)	(.12)	(.15)	(.13)	(.09)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.03)	(.20) J	(.19)	(.44) I	(.30)	(.15)
Net asset value, end of period	$ 8.26	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Total Return B,C	(16.87)%	17.17%	56.66%	(42.22)%	(4.02)%	12.16%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.57% A	1.48%	1.68%	2.29%	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,265	$ 62,785	$ 40,214	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	14% A	36%	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2011
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.7
Fidelity Advisor Growth & Income Fund Institutional Class	8.2
Fidelity Advisor Large Cap Fund Institutional Class	7.9
Fidelity Advisor Small Cap Fund Institutional Class	2.8
Fidelity Series 100 Index Fund	7.1
Fidelity Series All-Sector Equity Fund	11.5
Fidelity Series Large Cap Value Fund	10.9
Fidelity Series Small Cap Opportunities Fund	2.6
56.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.9
Fidelity Series International Growth Fund	7.4
Fidelity Series International Small Cap Fund	1.6
Fidelity Series International Value Fund	7.0
17.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9
Fidelity Series High Income Fund	10.2
11.1
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0*
Fidelity Series Investment Grade Bond Fund	0.1
0.1
Net Other Assets (Liabilities)	0.0*
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	56.7%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	11.1%
Investment Grade Bond Funds	0.1%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.3%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund	46,599	$ 415,195
Domestic Equity Funds - 56.7%
Fidelity Advisor Equity Growth Fund Institutional Class	4,720	247,529
Fidelity Advisor Growth & Income Fund Institutional Class	22,695	352,902
Fidelity Advisor Large Cap Fund Institutional Class	20,754	340,359
Fidelity Advisor Small Cap Fund Institutional Class	5,438	119,848
Fidelity Series 100 Index Fund	38,259	307,606
Fidelity Series All-Sector Equity Fund	45,038	494,966
Fidelity Series Large Cap Value Fund	48,522	468,721
Fidelity Series Small Cap Opportunities Fund	12,546	113,415
TOTAL DOMESTIC EQUITY FUNDS		2,445,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,480,748)		2,860,541
International Equity Funds - 22.5%

Developed International Equity Funds - 17.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,830	37,895
Fidelity Advisor Overseas Fund Institutional Class	2,534	37,483
Fidelity Series International Growth Fund	33,697	320,791
Fidelity Series International Small Cap Fund	6,984	71,511
Fidelity Series International Value Fund	37,789	301,559
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		769,239
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	14,168	201,327
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,223,721)		970,566
Bond Funds - 11.2%

High Yield Bond Funds - 11.1%
Fidelity Series Emerging Markets Debt Fund	4,262	$ 40,701
Fidelity Series High Income Fund	48,490	437,862
TOTAL HIGH YIELD BOND FUNDS		478,563
Investment Grade Bond Funds - 0.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	102	936
Fidelity Series Investment Grade Bond Fund	321	3,813
TOTAL INVESTMENT GRADE BOND FUNDS		4,749
TOTAL BOND FUNDS (Cost $533,818)		483,312
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,238,287)	4,314,419
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,301)
NET ASSETS - 100%	$ 4,313,118
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $5,238,287) - See accompanying schedule		$ 4,314,419
Cash		15
Receivable for investments sold		6,246
Receivable for fund shares sold		2,134
Total assets		4,322,814

Liabilities
Payable for investments purchased	$ 7,528
Payable for fund shares redeemed	851
Distribution and service plan fees payable	1,317
Total liabilities		9,696

Net Assets		$ 4,313,118
Net Assets consist of:
Paid in capital		$ 5,160,671
Undistributed net investment income		3,613
Accumulated undistributed net realized gain (loss) on investments		72,702
Net unrealized appreciation (depreciation) on investments		(923,868)
Net Assets		$ 4,313,118

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($934,595 ÷ 112,272 shares)		$ 8.32

Maximum offering price per share (100/94.25 of $8.32)		$ 8.83
Class T: Net Asset Value and redemption price per share ($858,311 ÷ 103,194 shares)		$ 8.32

Maximum offering price per share (100/96.50 of $8.32)		$ 8.62
Class C: Net Asset Value and offering price per share ($853,778 ÷ 102,820 shares)A		$ 8.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,666,434 ÷ 200,020 shares)		$ 8.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2011 (commencement of operations) to September 30, 2011 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 9,132
Interest		15
Total income		9,147

Expenses
Distribution and service plan fees	$ 5,534
Independent trustees' compensation	4
Total expenses before reductions	5,538
Expense reductions	(4)
Net investment income (loss)		3,613
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,061)
Capital gain distributions from underlying funds	84,763
Total net realized gain (loss)		72,702
Change in net unrealized appreciation (depreciation) on underlying funds		(923,868)
Net gain (loss)		(851,166)
Net increase (decrease) in net assets resulting from operations		$ (847,553)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to September 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,613
Net realized gain (loss)	72,702
Change in net unrealized appreciation (depreciation)	(923,868)
Net increase (decrease) in net assets resulting from operations	(847,553)
Share transactions - net increase (decrease)	5,160,671
Total increase (decrease) in net assets	4,313,118

Net Assets
Beginning of period	$ -
End of period (including undistributed net investment income of $3,613)	$ 4,313,118

Financial Highlights - Class A

Period ended September 30, 2011 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(1.69)
Total from investment operations	(1.68)
Net asset value, end of period	$ 8.32
Total Return B,C	(16.80)%
Ratios to Average Net Assets E,G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 935
Portfolio turnover rate	4% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2011 (commencement of operations) to September 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2011 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	(1.68)
Total from investment operations	(1.68)
Net asset value, end of period	$ 8.32
Total Return B,C	(16.80)%
Ratios to Average Net Assets E,G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 858
Portfolio turnover rate	4% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2011 (commencement of operations) to September 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Amount not annualized

Financial Highlights - Class C

Period ended September 30, 2011 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	(1.69)
Total from investment operations	(1.70)
Net asset value, end of period	$ 8.30
Total Return B,C	(17.00)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 854
Portfolio turnover rate	4% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2011 (commencement of operations) to September 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2011 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.02
Net realized and unrealized gain (loss)	(1.69)
Total from investment operations	(1.67)
Net asset value, end of period	$ 8.33
Total Return B	(16.70)%
Ratios to Average Net Assets D,G
Expenses before reductions E	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,666
Portfolio turnover rate	4% H

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E Amount represents less than ..01%. F For the period June 1, 2011 (commencement of operations) to September 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®, Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®, Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®, Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®, Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 Fund®, Fidelity Advisor Freedom 2050 Fund® and Fidelity Advisor Freedom® 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Fidelity Advisor Freedom 2055 Fund commenced operations on June 1, 2011.

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 268,250,425	$ 10,937,632	$ (6,351,910)	$ 4,585,722
Advisor Freedom 2005	239,941,525	9,726,979	(9,988,024)	(261,045)
Advisor Freedom 2010	788,458,664	39,625,841	(36,413,776)	3,212,065
Advisor Freedom 2015	1,491,200,017	69,799,035	(79,644,970)	(9,845,935)
Advisor Freedom 2020	2,352,040,285	113,516,254	(136,325,671)	(22,809,417)
Advisor Freedom 2025	1,903,179,127	85,746,000	(148,829,786)	(63,083,786)
Advisor Freedom 2030	2,007,101,926	88,479,705	(150,015,300)	(61,535,595)
Advisor Freedom 2035	1,325,438,207	52,022,846	(126,811,317)	(74,788,471)
Advisor Freedom 2040	1,448,891,629	16,753,587	(163,441,988)	(146,688,401)
Advisor Freedom 2045	491,636,686	19,140,527	(51,255,312)	(32,114,785)
Advisor Freedom 2050	373,692,867	14,641,453	(40,428,217)	(25,786,764)
Advisor Freedom 2055	5,240,217	82	(925,880)	(925,798)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be March 31, 2012.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	45,783,586	32,436,567
Advisor Freedom 2005	43,418,890	29,592,310
Advisor Freedom 2010	97,267,367	90,208,788
Advisor Freedom 2015	183,124,950	130,276,736
Advisor Freedom 2020	315,825,567	197,747,677
Advisor Freedom 2025	319,272,992	125,643,434
Advisor Freedom 2030	301,242,272	153,779,921
Advisor Freedom 2035	229,612,867	92,492,047
Advisor Freedom 2040	202,306,470	107,731,414
Advisor Freedom 2045	105,915,994	29,715,434
Advisor Freedom 2050	86,653,556	26,217,730
Advisor Freedom 2055	5,434,164	184,016

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 200,391	$ 15,391
Class T	.25%	.25%	140,557	1
Class B	.75%	.25%	17,817	13,371
Class C	.75%	.25%	85,407	11,453
			$ 444,172	$ 40,216
Advisor Freedom 2005
Class A	0%	.25%	$ 224,013	$ 29,630
Class T	.25%	.25%	51,000	64
Class B	.75%	.25%	10,256	7,695
Class C	.75%	.25%	41,902	1,984
			$ 327,171	$ 39,373
Advisor Freedom 2010
Class A	0%	.25%	$ 668,603	$ 88,238
Class T	.25%	.25%	360,351	-
Class B	.75%	.25%	68,460	51,392
Class C	.75%	.25%	209,652	13,617
			$ 1,307,066	$ 153,247
Advisor Freedom 2015
Class A	0%	.25%	$ 1,257,365	$ 149,774
Class T	.25%	.25%	555,576	265
Class B	.75%	.25%	147,182	110,486
Class C	.75%	.25%	348,537	39,897
			$ 2,308,660	$ 300,422
Advisor Freedom 2020
Class A	0%	.25%	$ 1,942,556	$ 224,114
Class T	.25%	.25%	1,008,870	-
Class B	.75%	.25%	276,922	207,887
Class C	.75%	.25%	491,617	49,993
			$ 3,719,965	$ 481,994
Advisor Freedom 2025
Class A	0%	.25%	$ 1,627,210	$ 209,957
Class T	.25%	.25%	622,558	530
Class B	.75%	.25%	175,677	131,899
Class C	.75%	.25%	304,629	39,673
			$ 2,730,074	$ 382,059
Advisor Freedom 2030
Class A	0%	.25%	$ 1,662,698	$ 187,566
Class T	.25%	.25%	828,878	-
Class B	.75%	.25%	211,085	158,496
Class C	.75%	.25%	329,845	36,196
			$ 3,032,506	$ 382,258
Advisor Freedom 2035
Class A	0%	.25%	$ 1,129,340	$ 143,245
Class T	.25%	.25%	398,864	86
Class B	.75%	.25%	129,513	97,249
Class C	.75%	.25%	177,290	23,602
			$ 1,835,007	$ 264,182

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,058,995	$ 97,991
Class T	.25%	.25%	647,629	429
Class B	.75%	.25%	188,751	141,743
Class C	.75%	.25%	278,376	29,800
			$ 2,173,751	$ 269,963
Advisor Freedom 2045
Class A	0%	.25%	$ 403,580	$ 52,322
Class T	.25%	.25%	141,300	313
Class B	.75%	.25%	21,152	15,885
Class C	.75%	.25%	43,558	9,003
			$ 609,590	$ 77,523
Advisor Freedom 2050
Class A	0%	.25%	$ 278,536	$ 22,035
Class T	.25%	.25%	144,788	277
Class B	.75%	.25%	30,888	23,196
Class C	.75%	.25%	61,060	11,787
			$ 515,272	$ 57,295
Advisor Freedom 2055
Class A	0%	.25%	$ 798	$ -
Class T	.25%	.25%	1,576	-
Class C	.75%	.25%	3,160	-
			$ 5,534	$ -

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$ 8,429
Class T	1,407
Class B*	9,553
Class C*	457
$ 19,846
Advisor Freedom 2005
Class A	$ 640
Class T	376
Class B*	1,060
Class C*	1,661
$ 3,737
Advisor Freedom 2010
Class A	$ 8,462
Class T	2,776
Class B*	8,562
Class C*	2,621
$ 22,421
Advisor Freedom 2015
Class A	$ 22,058
Class T	5,237
Class B*	19,056
Class C*	3,048
$ 49,399

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2020
Class A	$ 43,190
Class T	12,157
Class B*	39,075
Class C*	2,357
$ 96,779
Advisor Freedom 2025
Class A	$ 38,171
Class T	14,050
Class B*	28,018
Class C*	1,819
$ 82,058
Advisor Freedom 2030
Class A	$ 36,658
Class T	11,676
Class B*	34,375
Class C*	2,933
$ 85,642
Advisor Freedom 2035
Class A	$ 25,791
Class T	7,998
Class B*	23,237
Class C*	4,011
$ 61,037
Advisor Freedom 2040
Class A	$ 39,108
Class T	10,948
Class B*	28,313
Class C*	2,419
$ 80,788
Advisor Freedom 2045
Class A	$ 11,941
Class T	3,286
Class B*	8,321
Class C*	524
$ 24,072
Advisor Freedom 2050
Class A	$ 13,994
Class T	3,608
Class B*	8,772
Class C*	2,075
$ 28,449
Advisor Freedom 2055
Class A	$ 252
Class T	154
Class C*	-
$ 406

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 277
Class T	.50%	97
Class B	1.00%	6
Class C	1.00%	29
Institutional Class	.00%	67
Advisor Freedom 2005
Class A	.25%	310
Class T	.50%	35
Class B	1.00%	4
Class C	1.00%	14
Institutional Class	.00%	66
Advisor Freedom 2010
Class A	.25%	936
Class T	.50%	252
Class B	1.00%	24
Class C	1.00%	73
Institutional Class	.00%	211
Advisor Freedom 2015
Class A	.25%	1,751
Class T	.50%	387
Class B	1.00%	51
Class C	1.00%	121
Institutional Class	.00%	444
Advisor Freedom 2020
Class A	.25%	2,707
Class T	.50%	703
Class B	1.00%	96
Class C	1.00%	171
Institutional Class	.00%	684
Advisor Freedom 2025
Class A	.25%	2,255
Class T	.50%	431
Class B	1.00%	61
Class C	1.00%	106
Institutional Class	.00%	538
Advisor Freedom 2030
Class A	.25%	2,318
Class T	.50%	578
Class B	1.00%	73
Class C	1.00%	115
Institutional Class	.00%	611

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 1,571
Class T	.50%	277
Class B	1.00%	45
Class C	1.00%	62
Institutional Class	.00%	413
Advisor Freedom 2040
Class A	.25%	1,483
Class T	.50%	453
Class B	1.00%	66
Class C	1.00%	98
Institutional Class	.00%	432
Advisor Freedom 2045
Class A	.25%	557
Class T	.50%	98
Class B	1.00%	7
Class C	1.00%	15
Institutional Class	.00%	164
Advisor Freedom 2050
Class A	.25%	385
Class T	.50%	100
Class B	1.00%	11
Class C	1.00%	21
Institutional Class	.00%	126
Advisor Freedom 2055
Class A	.25%	1
Class T	.50%	1
Class C	1.00%	1
Institutional Class	.00%	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom Income
From net investment income
Class A	$ 853,775	$ 2,314,788
Class T	227,628	713,724
Class B	5,311	35,269
Class C	28,352	126,076
Institutional Class	249,177	412,814
Total	$ 1,364,243	$ 3,602,671
From net realized gain
Class A	$ 88,587	$ 975,505
Class T	30,823	358,557
Class B	2,047	28,200
Class C	9,272	104,824
Institutional Class	19,395	152,782
Total	$ 150,124	$ 1,619,868

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom 2005
From net investment income
Class A	$ 296,298	$ 2,294,168
Class T	22,203	241,548
Class B	-	15,643
Class C	-	57,338
Institutional Class	84,014	436,507
Total	$ 402,515	$ 3,045,204
From net realized gain
Class A	$ 202,731	$ 1,292,493
Class T	24,052	171,153
Class B	939	21,561
Class C	-	72,294
Institutional Class	42,007	207,653
Total	$ 269,729	$ 1,765,154
Advisor Freedom 2010
From net investment income
Class A	$ 909,502	$ 7,309,097
Class T	149,278	1,843,742
Class B	-	113,116
Class C	-	316,760
Institutional Class	277,295	1,616,987
Total	$ 1,336,075	$ 11,199,702
From net realized gain
Class A	$ 727,601	$ 4,424,218
Class T	199,036	1,481,376
Class B	11,274	170,299
Class C	52,291	403,696
Institutional Class	158,454	827,244
Total	$ 1,148,656	$ 7,306,833
Advisor Freedom 2015
From net investment income
Class A	$ 1,703,397	$ 12,855,664
Class T	271,494	2,635,413
Class B	2,633	206,545
Class C	17,969	428,961
Institutional Class	520,395	3,196,021
Total	$ 2,515,888	$ 19,322,604
From net realized gain
Class A	$ 1,362,657	$ 8,081,708
Class T	310,277	2,057,692
Class B	42,134	312,381
Class C	95,837	597,134
Institutional Class	333,053	1,672,250
Total	$ 2,143,958	$ 12,721,165

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom 2020
From net investment income
Class A	$ 2,389,866	$ 20,017,211
Class T	370,160	4,788,796
Class B	-	417,553
Class C	-	683,691
Institutional Class	820,926	4,636,483
Total	$ 3,580,952	$ 30,543,734
From net realized gain
Class A	$ 2,515,648	$ 13,012,233
Class T	673,009	4,137,340
Class B	57,235	643,981
Class C	122,347	920,729
Institutional Class	608,090	2,564,116
Total	$ 3,976,329	$ 21,278,399
Advisor Freedom 2025
From net investment income
Class A	$ 1,722,150	$ 15,436,008
Class T	170,161	2,761,297
Class B	-	249,917
Class C	-	385,546
Institutional Class	563,585	3,306,034
Total	$ 2,455,896	$ 22,138,802
From net realized gain
Class A	$ 2,367,954	$ 10,435,875
Class T	467,944	2,278,134
Class B	43,681	366,251
Class C	88,102	532,901
Institutional Class	539,081	1,830,552
Total	$ 3,506,762	$ 15,443,713
Advisor Freedom 2030
From net investment income
Class A	$ 1,699,691	$ 15,885,460
Class T	218,224	3,544,555
Class B	-	289,353
Class C	-	417,601
Institutional Class	613,320	3,756,974
Total	$ 2,531,235	$ 23,893,943
From net realized gain
Class A	$ 2,655,766	$ 10,935,573
Class T	681,950	3,356,005
Class B	50,396	456,867
Class C	92,849	601,231
Institutional Class	666,652	2,149,289
Total	$ 4,147,613	$ 17,498,965

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom 2035
From net investment income
Class A	$ 681,337	$ 9,201,625
Class T	13,892	1,508,142
Class B	-	146,233
Class C	-	187,609
Institutional Class	305,472	2,214,118
Total	$ 1,000,701	$ 13,257,727
From net realized gain
Class A	$ 1,968,279	$ 7,122,431
Class T	361,154	1,471,380
Class B	25,522	242,360
Class C	39,549	289,817
Institutional Class	496,392	1,324,184
Total	$ 2,890,896	$ 10,450,172
Advisor Freedom 2040
From net investment income
Class A	$ 602,987	$ 9,382,608
Class T	63,421	2,437,956
Class B	-	218,091
Class C	-	307,296
Institutional Class	282,652	2,460,801
Total	$ 949,060	$ 14,806,752
From net realized gain
Class A	$ 1,943,031	$ 6,904,056
Class T	613,071	2,633,448
Class B	60,163	367,758
Class C	91,684	475,772
Institutional Class	546,439	1,452,252
Total	$ 3,254,388	$ 11,833,286
Advisor Freedom 2045
From net investment income
Class A	$ 290,419	$ 3,205,236
Class T	11,702	540,295
Class B	-	23,614
Class C	-	48,491
Institutional Class	136,099	787,743
Total	$ 438,220	$ 4,605,379
From net realized gain
Class A	$ 677,641	$ 2,227,851
Class T	122,874	459,052
Class B	5,013	35,506
Class C	10,709	61,596
Institutional Class	190,539	431,412
Total	$ 1,006,776	$ 3,215,417

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom 2050
From net investment income
Class A	$ 113,712	$ 2,095,291
Class T	-	516,727
Class B	-	33,895
Class C	-	62,418
Institutional Class	76,918	619,924
Total	$ 190,630	$ 3,328,255
From net realized gain
Class A	$ 523,025	$ 1,473,391
Class T	128,763	457,203
Class B	6,025	48,699
Class C	12,562	81,250
Institutional Class	160,829	385,486
Total	$ 831,204	$ 2,446,029

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Advisor Freedom Income
Class A
Shares sold	3,754,948	6,742,883	$ 40,758,610	$ 70,990,544
Reinvestment of distributions	85,377	307,703	928,165	3,244,142
Shares redeemed	(3,501,649)	(6,310,616)	(38,006,462)	(66,644,649)
Net increase (decrease)	338,676	739,970	$ 3,680,313	$ 7,590,037
Class T
Shares sold	1,008,571	2,537,111	$ 10,912,263	$ 26,724,748
Reinvestment of distributions	22,365	96,147	242,998	1,013,774
Shares redeemed	(1,113,944)	(2,373,124)	(12,098,719)	(25,096,544)
Net increase (decrease)	(83,008)	260,134	$ (943,458)	$ 2,641,978
Class B
Shares sold	2,030	88,084	$ 22,099	$ 914,898
Reinvestment of distributions	599	5,485	6,516	57,752
Shares redeemed	(62,810)	(245,009)	(681,137)	(2,582,330)
Net increase (decrease)	(60,181)	(151,440)	$ (652,522)	$ (1,609,680)
Class C
Shares sold	204,144	441,928	$ 2,219,628	$ 4,643,877
Reinvestment of distributions	2,847	18,498	30,907	195,080
Shares redeemed	(216,428)	(352,733)	(2,324,962)	(3,743,810)
Net increase (decrease)	(9,437)	107,693	$ (74,427)	$ 1,095,147
Institutional Class
Shares sold	1,636,191	2,556,329	$ 17,799,831	$ 27,181,011
Reinvestment of distributions	23,673	52,562	257,551	556,359
Shares redeemed	(653,672)	(1,356,615)	(7,100,581)	(14,424,513)
Net increase (decrease)	1,006,192	1,252,276	$ 10,956,801	$ 13,312,857
Advisor Freedom 2005
Class A
Shares sold	3,905,150	5,609,613	$ 44,120,930	$ 60,880,533
Reinvestment of distributions	42,956	325,191	494,855	3,555,363
Shares redeemed	(3,216,652)	(5,151,918)	(36,395,008)	(55,840,299)
Net increase (decrease)	731,454	782,886	$ 8,220,777	$ 8,595,597

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	375,661	730,487	$ 4,225,470	$ 7,924,718
Reinvestment of distributions	3,870	36,423	44,620	398,016
Shares redeemed	(540,746)	(1,062,251)	(6,102,589)	(11,498,714)
Net increase (decrease)	(161,215)	(295,341)	$ (1,832,499)	$ (3,175,980)
Class B
Shares sold	3,700	8,537	$ 41,174	$ 90,002
Reinvestment of distributions	74	3,019	859	32,958
Shares redeemed	(41,146)	(90,010)	(467,941)	(981,855)
Net increase (decrease)	(37,372)	(78,454)	$ (425,908)	$ (858,895)
Class C
Shares sold	43,260	147,121	$ 491,230	$ 1,607,419
Reinvestment of distributions	-	10,949	-	119,425
Shares redeemed	(80,103)	(287,607)	(902,617)	(3,140,453)
Net increase (decrease)	(36,843)	(129,537)	$ (411,387)	$ (1,413,609)
Institutional Class
Shares sold	1,137,700	2,075,491	$ 13,027,262	$ 22,866,153
Reinvestment of distributions	10,806	57,924	125,129	637,888
Shares redeemed	(604,729)	(854,883)	(6,925,685)	(9,388,329)
Net increase (decrease)	543,777	1,278,532	$ 6,226,706	$ 14,115,712
Advisor Freedom 2010
Class A
Shares sold	8,413,040	16,095,416	$ 98,826,772	$ 180,711,445
Reinvestment of distributions	134,954	1,025,173	1,618,100	11,588,751
Shares redeemed	(8,188,539)	(16,025,057)	(95,866,081)	(178,906,727)
Net increase (decrease)	359,455	1,095,532	$ 4,578,791	$ 13,393,469
Class T
Shares sold	1,623,686	3,880,033	$ 19,034,056	$ 42,686,442
Reinvestment of distributions	28,417	290,165	339,863	3,253,690
Shares redeemed	(2,618,347)	(10,204,939)	(30,666,045)	(112,184,260)
Net increase (decrease)	(966,244)	(6,034,741)	$ (11,292,126)	$ (66,244,128)
Class B
Shares sold	8,618	93,857	$ 100,118	$ 1,003,129
Reinvestment of distributions	858	22,756	10,264	255,827
Shares redeemed	(315,447)	(858,645)	(3,695,166)	(9,618,220)
Net increase (decrease)	(305,971)	(742,032)	$ (3,584,784)	$ (8,359,264)
Class C
Shares sold	187,768	535,760	$ 2,170,131	$ 5,915,274
Reinvestment of distributions	3,901	56,804	46,422	637,277
Shares redeemed	(537,498)	(1,180,387)	(6,249,185)	(12,966,143)
Net increase (decrease)	(345,829)	(587,823)	$ (4,032,632)	$ (6,413,592)
Institutional Class
Shares sold	2,656,106	5,627,504	$ 31,385,409	$ 63,470,104
Reinvestment of distributions	35,748	212,399	430,048	2,414,202
Shares redeemed	(1,533,979)	(3,110,566)	(18,119,866)	(34,999,374)
Net increase (decrease)	1,157,875	2,729,337	$ 13,695,591	$ 30,884,932
Advisor Freedom 2015
Class A
Shares sold	16,202,129	27,732,699	$ 189,468,281	$ 310,274,647
Reinvestment of distributions	253,970	1,841,287	3,037,452	20,720,499
Shares redeemed	(13,870,215)	(21,697,911)	(162,013,382)	(241,513,846)
Net increase (decrease)	2,585,884	7,876,075	$ 30,492,351	$ 89,481,300

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	2,385,037	5,882,611	$ 27,787,533	$ 65,251,137
Reinvestment of distributions	47,094	404,719	562,303	4,542,977
Shares redeemed	(4,157,566)	(7,251,020)	(48,556,448)	(80,629,160)
Net increase (decrease)	(1,725,435)	(963,690)	$ (20,206,612)	$ (10,835,046)
Class B
Shares sold	22,105	191,482	$ 257,933	$ 2,066,206
Reinvestment of distributions	3,406	42,030	40,596	470,481
Shares redeemed	(470,454)	(801,776)	(5,483,526)	(8,927,194)
Net increase (decrease)	(444,943)	(568,264)	$ (5,184,997)	$ (6,390,507)
Class C
Shares sold	618,617	1,233,517	$ 7,242,644	$ 13,642,003
Reinvestment of distributions	8,635	82,686	102,666	925,371
Shares redeemed	(687,704)	(1,381,438)	(7,949,690)	(15,136,214)
Net increase (decrease)	(60,452)	(65,235)	$ (604,380)	$ (568,840)
Institutional Class
Shares sold	5,832,930	10,948,482	$ 68,778,774	$ 123,310,581
Reinvestment of distributions	69,400	419,853	834,880	4,762,383
Shares redeemed	(3,078,505)	(4,028,135)	(36,111,006)	(45,224,559)
Net increase (decrease)	2,823,825	7,340,200	$ 33,502,648	$ 82,848,405
Advisor Freedom 2020
Class A
Shares sold	23,071,176	42,385,127	$ 281,632,984	$ 490,968,694
Reinvestment of distributions	387,009	2,789,668	4,845,348	32,676,917
Shares redeemed	(18,493,220)	(30,533,371)	(225,707,919)	(352,138,611)
Net increase (decrease)	4,964,965	14,641,424	$ 60,770,413	$ 171,507,000
Class T
Shares sold	4,296,639	10,333,537	$ 52,334,139	$ 118,202,049
Reinvestment of distributions	81,828	753,997	1,024,484	8,780,977
Shares redeemed	(6,289,126)	(20,539,717)	(76,858,957)	(233,180,192)
Net increase (decrease)	(1,910,659)	(9,452,183)	$ (23,500,334)	$ (106,197,166)
Class B
Shares sold	18,290	368,121	$ 223,191	$ 4,060,760
Reinvestment of distributions	4,100	82,240	51,211	957,119
Shares redeemed	(805,699)	(1,902,848)	(9,810,814)	(22,013,230)
Net increase (decrease)	(783,309)	(1,452,487)	$ (9,536,412)	$ (16,995,351)
Class C
Shares sold	717,703	1,664,023	$ 8,715,385	$ 18,885,357
Reinvestment of distributions	8,915	124,410	111,084	1,450,199
Shares redeemed	(910,985)	(1,991,323)	(10,978,113)	(22,726,168)
Net increase (decrease)	(184,367)	(202,890)	$ (2,151,644)	$ (2,390,612)
Institutional Class
Shares sold	8,902,667	15,993,749	$ 109,581,829	$ 187,257,774
Reinvestment of distributions	111,661	601,425	1,405,809	7,094,949
Shares redeemed	(3,780,030)	(6,509,087)	(46,348,130)	(76,123,009)
Net increase (decrease)	5,234,298	10,086,087	$ 64,639,508	$ 118,229,714
Advisor Freedom 2025
Class A
Shares sold	22,526,082	37,031,547	$ 263,851,511	$ 413,280,512
Reinvestment of distributions	334,683	2,276,155	4,063,048	25,700,489
Shares redeemed	(13,692,571)	(25,478,996)	(160,763,863)	(283,196,123)
Net increase (decrease)	9,168,194	13,828,706	$ 107,150,696	$ 155,784,878

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	3,581,792	6,893,938	$ 42,058,711	$ 76,306,756
Reinvestment of distributions	51,118	434,732	622,110	4,920,153
Shares redeemed	(4,036,912)	(7,345,717)	(47,481,867)	(81,980,377)
Net increase (decrease)	(404,002)	(17,047)	$ (4,801,046)	$ (753,468)
Class B
Shares sold	31,842	249,430	$ 367,151	$ 2,611,983
Reinvestment of distributions	3,304	50,463	39,911	566,440
Shares redeemed	(474,250)	(686,905)	(5,547,536)	(7,580,412)
Net increase (decrease)	(439,104)	(387,012)	$ (5,140,474)	$ (4,401,989)
Class C
Shares sold	614,708	1,289,642	$ 7,159,130	$ 14,187,941
Reinvestment of distributions	6,879	77,327	82,889	866,774
Shares redeemed	(439,126)	(1,165,343)	(5,116,835)	(12,701,967)
Net increase (decrease)	182,461	201,626	$ 2,125,184	$ 2,352,748
Institutional Class
Shares sold	8,466,262	13,417,346	$ 100,174,694	$ 152,104,559
Reinvestment of distributions	87,888	438,558	1,073,986	5,003,022
Shares redeemed	(2,783,186)	(3,507,339)	(32,824,765)	(39,481,295)
Net increase (decrease)	5,770,964	10,348,565	$ 68,423,915	$ 117,626,286
Advisor Freedom 2030
Class A
Shares sold	19,588,509	36,308,773	$ 241,583,355	$ 422,799,888
Reinvestment of distributions	338,473	2,244,767	4,318,912	26,598,860
Shares redeemed	(14,569,674)	(24,491,451)	(179,836,855)	(283,894,538)
Net increase (decrease)	5,357,308	14,062,089	$ 66,065,412	$ 165,504,210
Class T
Shares sold	3,862,964	10,464,373	$ 47,398,634	$ 120,222,230
Reinvestment of distributions	69,634	579,968	886,440	6,809,846
Shares redeemed	(4,962,742)	(17,532,281)	(61,088,634)	(199,844,267)
Net increase (decrease)	(1,030,144)	(6,487,940)	$ (12,803,560)	$ (72,812,191)
Class B
Shares sold	19,454	273,983	$ 236,164	$ 3,002,253
Reinvestment of distributions	3,630	58,164	46,059	683,212
Shares redeemed	(558,797)	(1,172,272)	(6,871,230)	(13,660,495)
Net increase (decrease)	(535,713)	(840,125)	$ (6,589,007)	$ (9,975,030)
Class C
Shares sold	557,172	1,166,069	$ 6,857,618	$ 13,411,785
Reinvestment of distributions	6,780	79,998	85,830	940,253
Shares redeemed	(676,348)	(1,516,187)	(8,259,057)	(17,340,843)
Net increase (decrease)	(112,396)	(270,120)	$ (1,315,609)	$ (2,988,805)
Institutional Class
Shares sold	8,843,179	14,756,707	$ 109,772,477	$ 173,957,761
Reinvestment of distributions	97,919	486,184	1,254,343	5,794,863
Shares redeemed	(3,055,575)	(5,798,972)	(37,837,704)	(68,160,205)
Net increase (decrease)	5,885,523	9,443,919	$ 73,189,116	$ 111,592,419
Advisor Freedom 2035
Class A
Shares sold	15,795,518	27,970,555	$ 183,768,303	$ 308,468,907
Reinvestment of distributions	216,967	1,446,498	2,633,979	16,211,663
Shares redeemed	(9,733,523)	(17,409,245)	(113,958,083)	(190,855,839)
Net increase (decrease)	6,278,962	12,007,808	$ 72,444,199	$ 133,824,731

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	2,398,614	5,393,602	$ 27,637,993	$ 58,683,253
Reinvestment of distributions	30,227	260,979	365,445	2,909,844
Shares redeemed	(2,941,090)	(5,098,171)	(34,263,859)	(56,262,333)
Net increase (decrease)	(512,249)	556,410	$ (6,260,421)	$ 5,330,764
Class B
Shares sold	13,205	181,743	$ 159,166	$ 1,860,461
Reinvestment of distributions	1,989	33,086	23,890	365,557
Shares redeemed	(266,165)	(449,264)	(3,053,276)	(4,866,708)
Net increase (decrease)	(250,971)	(234,435)	$ (2,870,220)	$ (2,640,690)
Class C
Shares sold	377,537	763,399	$ 4,382,469	$ 8,246,950
Reinvestment of distributions	3,124	40,998	37,489	453,892
Shares redeemed	(330,026)	(707,167)	(3,808,337)	(7,564,157)
Net increase (decrease)	50,635	97,230	$ 611,621	$ 1,136,685
Institutional Class
Shares sold	6,878,208	11,027,172	$ 80,673,515	$ 122,599,210
Reinvestment of distributions	64,034	303,802	780,579	3,441,276
Shares redeemed	(2,459,636)	(2,535,451)	(28,905,117)	(28,205,403)
Net increase (decrease)	4,482,606	8,795,523	$ 52,548,977	$ 97,835,083
Advisor Freedom 2040
Class A
Shares sold	12,924,375	24,772,426	$ 160,660,255	$ 290,957,352
Reinvestment of distributions	194,452	1,347,352	2,523,990	16,116,359
Shares redeemed	(9,499,641)	(18,286,233)	(118,837,187)	(213,969,269)
Net increase (decrease)	3,619,186	7,833,545	$ 44,347,058	$ 93,104,442
Class T
Shares sold	3,158,049	7,976,427	$ 39,151,397	$ 92,151,888
Reinvestment of distributions	51,349	422,557	664,971	5,006,423
Shares redeemed	(4,390,590)	(13,512,695)	(54,542,272)	(155,218,830)
Net increase (decrease)	(1,181,192)	(5,113,711)	$ (14,725,904)	$ (58,060,519)
Class B
Shares sold	11,882	209,959	$ 149,098	$ 2,309,982
Reinvestment of distributions	4,338	46,081	55,789	543,523
Shares redeemed	(399,354)	(873,544)	(4,946,000)	(10,194,639)
Net increase (decrease)	(383,134)	(617,504)	$ (4,741,113)	$ (7,341,134)
Class C
Shares sold	424,812	1,118,317	$ 5,228,096	$ 12,931,197
Reinvestment of distributions	6,786	63,034	87,129	745,182
Shares redeemed	(457,788)	(1,361,404)	(5,653,956)	(15,808,490)
Net increase (decrease)	(26,190)	(180,053)	$ (338,731)	$ (2,132,111)
Institutional Class
Shares sold	6,309,610	11,010,598	$ 79,164,462	$ 130,588,540
Reinvestment of distributions	60,941	311,564	794,066	3,751,417
Shares redeemed	(2,524,868)	(4,767,648)	(31,617,806)	(56,587,880)
Net increase (decrease)	3,845,683	6,554,514	$ 48,340,722	$ 77,752,077
Advisor Freedom 2045
Class A
Shares sold	8,641,209	15,649,671	$ 83,173,458	$ 142,479,055
Reinvestment of distributions	95,303	580,532	963,511	5,409,938
Shares redeemed	(4,572,659)	(7,686,625)	(44,509,227)	(69,866,274)
Net increase (decrease)	4,163,853	8,543,578	$ 39,627,742	$ 78,022,719

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class T
Shares sold	1,508,210	3,458,321	$ 14,441,898	$ 31,367,898
Reinvestment of distributions	13,081	106,232	131,855	986,814
Shares redeemed	(1,567,630)	(2,489,332)	(15,298,084)	(22,900,338)
Net increase (decrease)	(46,339)	1,075,221	$ (724,331)	$ 9,454,374
Class B
Shares sold	639	64,679	$ 6,051	$ 553,980
Reinvestment of distributions	482	6,187	4,853	57,081
Shares redeemed	(42,600)	(76,608)	(413,252)	(675,735)
Net increase (decrease)	(41,479)	(5,742)	$ (402,348)	$ (64,674)
Class C
Shares sold	175,268	358,203	$ 1,660,614	$ 3,208,567
Reinvestment of distributions	1,036	11,564	10,397	107,229
Shares redeemed	(90,674)	(201,823)	(863,485)	(1,842,121)
Net increase (decrease)	85,630	167,944	$ 807,526	$ 1,473,675
Institutional Class
Shares sold	4,151,159	5,606,405	$ 40,355,701	$ 52,004,125
Reinvestment of distributions	31,794	128,213	322,396	1,205,418
Shares redeemed	(1,207,240)	(1,215,140)	(11,736,348)	(11,202,214)
Net increase (decrease)	2,975,713	4,519,478	$ 28,941,749	$ 42,007,329
Advisor Freedom 2050
Class A
Shares sold	6,897,573	11,629,928	$ 65,432,630	$ 104,240,785
Reinvestment of distributions	63,250	385,855	629,969	3,532,343
Shares redeemed	(3,898,162)	(5,707,133)	(37,261,963)	(51,265,603)
Net increase (decrease)	3,062,661	6,308,650	$ 28,800,636	$ 56,507,525
Class T
Shares sold	1,503,846	3,483,884	$ 14,196,954	$ 30,992,620
Reinvestment of distributions	12,873	106,163	127,957	968,745
Shares redeemed	(1,524,419)	(2,786,022)	(14,607,292)	(24,961,552)
Net increase (decrease)	(7,700)	804,025	$ (282,381)	$ 6,999,813
Class B
Shares sold	659	110,536	$ 6,361	$ 933,871
Reinvestment of distributions	581	8,784	5,755	79,624
Shares redeemed	(51,682)	(119,007)	(486,109)	(1,034,921)
Net increase (decrease)	(50,442)	313	$ (473,993)	$ (21,426)
Class C
Shares sold	263,799	389,030	$ 2,484,549	$ 3,445,107
Reinvestment of distributions	1,203	14,950	11,922	136,149
Shares redeemed	(120,544)	(306,396)	(1,128,037)	(2,713,863)
Net increase (decrease)	144,458	97,584	$ 1,368,434	$ 867,393
Institutional Class
Shares sold	3,545,530	4,230,159	$ 34,000,053	$ 38,199,787
Reinvestment of distributions	23,141	107,698	231,410	985,312
Shares redeemed	(996,088)	(2,667,285)	(9,509,731)	(24,080,596)
Net increase (decrease)	2,572,583	1,670,572	$ 24,721,732	$ 15,104,503
Advisor Freedom 2055 A
Class A
Shares sold	116,614	-	$ 1,144,578	$ -
Shares redeemed	(4,342)	-	(38,371)	-
Net increase (decrease)	112,272	-	$ 1,106,207	$ -
Class T
Shares sold	103,254	-	$ 1,029,560	$ -
Shares redeemed	(60)	-	(503)	-
Net increase (decrease)	103,194	-	$ 1,029,057	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class C
Shares sold	102,831	-	$ 1,025,332	$ -
Shares redeemed	(11)	-	(90)	-
Net increase (decrease)	102,820	-	$ 1,025,242	$ -
Institutional Class
Shares sold	200,020	-	$ 2,000,165	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	200,020	-	$ 2,000,165	$ -

A For the period June 1, 2011 (commencement of operations) to September 30, 2011.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 96% of the total outstanding shares of the Advisor Freedom 2055 Fund.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	10%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	56%
Fidelity Advisor Large Cap Fund	62%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom 2055 Fund

On March 17, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity Freedom funds.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses (excluding the fees and expenses of underlying funds) for each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund does not pay a management fee for investment advisory services. In its review of the total expenses of each class of the fund, the Board noted that the fund invests in classes of the underlying funds so as to avoid charging fund-paid 12b-1 fee at both funds levels. The Board considered that the fund does not pay transfer agent fees. Instead, each underlying fund bears its pro rata portion of the transfer agent fee according to the percentage of the fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of the fund, with limited exceptions.

Based on its review, the Board concluded that the fund's projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds (other than Fidelity Advisor Freedom 2055 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance, given that even competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and glide path construction.

For Advisor Freedom 2005 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, and Advisor Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2010 Fund, Advisor Freedom 2035 Fund, and Adviser Freedom 2040 Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Because Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund had been in existence less than five calendar years, for each such fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Advisor Freedom Income Fund).

Advisor Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2045 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2050 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom Income Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Semiannual Report

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Semiannual Report

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2010 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFFI-USAN-1111
1.792159.108

Fidelity Freedom Funds® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035,
2040, 2045, 2050, 2055

Semiannual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011), except for Freedom 2055. For Freedom 2055, the actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to September 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Freedom Income	0.0%
Actual		$ 1,000.00	$ 976.40	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2000	0.0%
Actual		$ 1,000.00	$ 975.30	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 936.00	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 920.20	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 918.20	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 899.40	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 877.70	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 868.80	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 847.10	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 845.10	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 838.80	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 829.80	$ - B
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B
Freedom 2055	0.0%
Actual		$ 1,000.00	$ 832.00	$ - C
Hypothetical A		$ 1,000.00	$ 1,025.00	$ - B

A 5% return per year before expenses

B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

C Actual expenses are equal to Freedom 2055 Fund's annualized expense ratio, multiplied by 122/366 (to reflect the period June 1, 2011 to September 30, 2011).

The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.7	0.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.8	0.8
Fidelity Disciplined Equity Fund	2.1	2.4
Fidelity Growth Company Fund	1.9	2.1
Fidelity Series 100 Index Fund	1.5	1.6
Fidelity Series All-Sector Equity Fund	2.6	2.9
Fidelity Series Large Cap Value Fund	2.3	2.7
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
Fidelity Small Cap Growth Fund	0.2	0.3
Fidelity Small Cap Value Fund	0.2	0.3
	12.0	13.6
Developed International Equity Funds
Fidelity Diversified International Fund	0.2	0.7
Fidelity Overseas Fund	0.2	0.7
Fidelity Series International Growth Fund	1.6	1.5
Fidelity Series International Small Cap Fund	0.3	0.3
Fidelity Series International Value Fund	1.5	1.4
	3.8	4.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.0	0.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.4	0.1
Fidelity Series High Income Fund	4.6	4.8
	5.0	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.1	11.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	20.7	20.2
Fidelity Strategic Real Return Fund	4.0	4.2
	24.7	24.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	22.5	22.2
Fidelity Short-Term Bond Fund	19.2	17.7
	41.7	39.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.7%
Domestic Equity Funds	12.0%
Developed International Equity Funds	3.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	24.7%
Short-Term Funds	41.7%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	13.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	11.0%
Investment Grade Bond Funds	24.4%
Short-Term Funds	39.9%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.7%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	2,012,261	$ 17,929,244
Domestic Equity Funds - 12.0%
Fidelity Blue Chip Growth Fund	509,606	20,165,095
Fidelity Disciplined Equity Fund	2,705,983	52,766,677
Fidelity Growth Company Fund	634,906	49,332,193
Fidelity Series 100 Index Fund	4,828,327	38,819,746
Fidelity Series All-Sector Equity Fund	6,096,959	67,005,578
Fidelity Series Large Cap Value Fund	6,200,415	59,896,013
Fidelity Series Small Cap Opportunities Fund	1,111,245	10,045,652
Fidelity Small Cap Growth Fund	456,814	6,052,781
Fidelity Small Cap Value Fund	499,944	5,999,323
TOTAL DOMESTIC EQUITY FUNDS		310,083,058
TOTAL DOMESTIC EQUITY FUNDS (Cost $304,789,729)		328,012,302
International Equity Funds - 4.8%

Developed International Equity Funds - 3.8%
Fidelity Diversified International Fund	235,726	5,843,657
Fidelity Overseas Fund	213,856	5,511,057
Fidelity Series International Growth Fund	4,345,073	41,365,091
Fidelity Series International Small Cap Fund	873,427	8,943,894
Fidelity Series International Value Fund	4,758,454	37,972,463
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		99,636,162
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund	1,816,182	25,807,947
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $140,129,065)		125,444,109
Bond Funds - 40.8%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	1,258,219	$ 12,015,993
Fidelity Series High Income Fund	13,097,655	118,271,826
TOTAL HIGH YIELD BOND FUNDS		130,287,819
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund	25,512,958	288,041,295
Investment Grade Bond Funds - 24.7%
Fidelity Series Investment Grade Bond Fund	45,025,344	534,901,082
Fidelity Strategic Real Return Fund	11,277,153	104,200,898
TOTAL INVESTMENT GRADE BOND FUNDS		639,101,980
TOTAL BOND FUNDS (Cost $981,381,772)		1,057,431,094
Short-Term Funds - 41.7%

Fidelity Institutional Money Market Portfolio Institutional Class	582,413,959	582,413,959
Fidelity Short-Term Bond Fund	58,531,604	497,518,634
TOTAL SHORT-TERM FUNDS (Cost $1,090,994,393)		1,079,932,593
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,517,294,959)	2,590,820,098
NET OTHER ASSETS (LIABILITIES) - 0.0%	(150)
NET ASSETS - 100%	$ 2,590,819,948
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $75,050,057 of which $6,154,236 and $68,895,821 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,517,294,959) - See accompanying schedule		$ 2,590,820,098
Receivable for investments sold		14,613,142
Receivable for fund shares sold		5,853,570
Total assets		2,611,286,810

Liabilities
Payable for investments purchased	$ 4,008,575
Payable for fund shares redeemed	16,458,287
Total liabilities		20,466,862

Net Assets		$ 2,590,819,948
Net Assets consist of:
Paid in capital		$ 2,576,854,361
Undistributed net investment income		3,590,072
Accumulated undistributed net realized gain (loss) on investments		(63,149,624)
Net unrealized appreciation (depreciation) on investments		73,525,139
Net Assets, for 232,705,664 shares outstanding		$ 2,590,819,948
Net Asset Value, offering price and redemption price per share ($2,590,819,948 ÷ 232,705,664 shares)		$ 11.13

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 18,610,235

Expenses
Independent trustees' compensation	$ 4,891
Total expenses before reductions	4,891
Expense reductions	(4,891)	-
Net investment income (loss)		18,610,235
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,221,771
Capital gain distributions from underlying funds	5,284,559
Total net realized gain (loss)		16,506,330
Change in net unrealized appreciation (depreciation) on underlying funds		(96,680,878)
Net gain (loss)		(80,174,548)
Net increase (decrease) in net assets resulting from operations		$ (61,564,313)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,610,235	$ 47,623,336
Net realized gain (loss)	16,506,330	41,256,269
Change in net unrealized appreciation (depreciation)	(96,680,878)	107,248,708
Net increase (decrease) in net assets resulting from operations	(61,564,313)	196,128,313
Distributions to shareholders from net investment income	(18,544,874)	(50,619,117)
Distributions to shareholders from net realized gain	(1,236,486)	(17,566,563)
Total distributions	(19,781,360)	(68,185,680)
Share transactions Proceeds from sales of shares	470,548,953	1,173,160,528
Reinvestment of distributions	19,506,589	67,361,382
Cost of shares redeemed	(677,551,541)	(1,243,200,851)
Net increase (decrease) in net assets resulting from share transactions	(187,495,999)	(2,678,941)
Total increase (decrease) in net assets	(268,841,672)	125,263,692

Net Assets
Beginning of period	2,859,661,620	2,734,397,928
End of period (including undistributed net investment income of $3,590,072 and undistributed net investment income of $3,524,711, respectively)	$ 2,590,819,948	$ 2,859,661,620
Other Information Shares
Sold	41,027,144	105,206,323
Issued in reinvestment of distributions	1,697,335	6,047,753
Redeemed	(59,183,456)	(111,528,217)
Net increase (decrease)	(16,458,977)	(274,141)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 10.96	$ 9.37	$ 11.19	$ 11.66	$ 11.49
Income from Investment Operations
Net investment income (loss)D	.08	.19	.26	.36	.47	.44
Net realized and unrealized gain (loss)	(.35)	.60	1.65	(1.66)	(.30)	.29
Total from investment operations	(.27)	.79	1.91	(1.30)	.17	.73
Distributions from net investment income	(.08)	(.20)	(.26)	(.37)	(.47)	(.44)
Distributions from net realized gain	(.01)	(.07)	(.06)	(.15)	(.17)	(.12)
Total distributions	(.08) H	(.27)	(.32)G	(.52)	(.64)	(.56)
Net asset value, end of period	$ 11.13	$ 11.48	$ 10.96	$ 9.37	$ 11.19	$ 11.66
Total ReturnB,C	(2.36)%	7.33%	20.60%	(11.97)%	1.41%	6.54%
Ratios to Average Net AssetsE,F
Expenses before reductions I	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.34%A	1.71%	2.54%	3.46%	4.06%	3.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,590,820	$ 2,859,662	$ 2,734,398	$ 2,179,906	$ 2,523,176	$ 2,376,277
Portfolio turnover rate	15%A	38%	29%	35%	33%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

H Total distributions of $.08 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.005 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.9	1.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.8	0.9
Fidelity Disciplined Equity Fund	2.1	2.4
Fidelity Growth Company Fund	1.9	2.2
Fidelity Series 100 Index Fund	1.5	1.7
Fidelity Series All-Sector Equity Fund	2.6	3.0
Fidelity Series Large Cap Value Fund	2.4	2.8
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.2	0.3
	12.2	14.1
Developed International Equity Funds
Fidelity Diversified International Fund	0.2	0.7
Fidelity Overseas Fund	0.2	0.8
Fidelity Series International Growth Fund	1.6	1.5
Fidelity Series International Small Cap Fund	0.4	0.3
Fidelity Series International Value Fund	1.5	1.4
	3.9	4.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.0	0.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.5	4.9
	5.0	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.9	10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	20.3	19.6
Fidelity Strategic Real Return Fund	4.0	4.1
	24.3	23.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	22.5	22.0
Fidelity Short-Term Bond Fund	19.3	17.8
	41.8	39.8
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.9%
Domestic Equity Funds	12.2%
Developed International Equity Funds	3.9%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.9%
Investment Grade Bond Funds	24.3%
Short-Term Funds	41.8%

Six months ago
Commodity Funds	1.1%
Domestic Equity Funds	14.1%
Developed International Equity Funds	4.7%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.7%
Investment Grade Bond Funds	23.7%
Short-Term Funds	39.8%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.1%
	Shares	Value
Commodity Funds - 0.9%
Fidelity Series Commodity Strategy Fund	1,355,842	$ 12,080,554
Domestic Equity Funds - 12.2%
Fidelity Blue Chip Growth Fund	262,268	10,377,935
Fidelity Disciplined Equity Fund	1,391,387	27,132,056
Fidelity Growth Company Fund	326,443	25,364,607
Fidelity Series 100 Index Fund	2,483,192	19,964,865
Fidelity Series All-Sector Equity Fund	3,135,629	34,460,565
Fidelity Series Large Cap Value Fund	3,189,089	30,806,604
Fidelity Series Small Cap Opportunities Fund	571,221	5,163,836
Fidelity Small Cap Growth Fund	234,829	3,111,483
Fidelity Small Cap Value Fund	257,059	3,084,705
TOTAL DOMESTIC EQUITY FUNDS		159,466,656
TOTAL DOMESTIC EQUITY FUNDS (Cost $158,226,970)		171,547,210
International Equity Funds - 4.9%

Developed International Equity Funds - 3.9%
Fidelity Diversified International Fund	120,907	2,997,283
Fidelity Overseas Fund	109,677	2,826,387
Fidelity Series International Growth Fund	2,265,546	21,567,997
Fidelity Series International Small Cap Fund	461,771	4,728,535
Fidelity Series International Value Fund	2,435,013	19,431,407
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		51,551,609
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund	940,177	13,359,915
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,295,832)		64,911,524
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	637,823	$ 6,091,212
Fidelity Series High Income Fund	6,586,942	59,480,089
TOTAL HIGH YIELD BOND FUNDS		65,571,301
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund	12,669,597	143,039,755
Investment Grade Bond Funds - 24.3%
Fidelity Series Investment Grade Bond Fund	22,361,609	265,655,914
Fidelity Strategic Real Return Fund	5,694,868	52,620,580
TOTAL INVESTMENT GRADE BOND FUNDS		318,276,494
TOTAL BOND FUNDS (Cost $488,079,465)		526,887,550
Short-Term Funds - 41.8%

Fidelity Institutional Money Market Portfolio Institutional Class	295,235,365	295,235,365
Fidelity Short-Term Bond Fund	29,781,374	253,141,680
TOTAL SHORT-TERM FUNDS (Cost $554,922,579)		548,377,045
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,272,524,846)	1,311,723,329
NET OTHER ASSETS (LIABILITIES) - 0.0%	(125)
NET ASSETS - 100%	$ 1,311,723,204
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $56,041,166 of which $7,629,953, $46,616,549 and $1,794,664 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,272,524,846) - See accompanying schedule		$ 1,311,723,329
Receivable for investments sold		8,194,684
Receivable for fund shares sold		2,496,348
Total assets		1,322,414,361

Liabilities
Payable for investments purchased	$ 1,403,694
Payable for fund shares redeemed	9,287,463
Total liabilities		10,691,157

Net Assets		$ 1,311,723,204
Net Assets consist of:
Paid in capital		$ 1,309,081,410
Undistributed net investment income		9,463,806
Accumulated undistributed net realized gain (loss) on investments		(46,020,495)
Net unrealized appreciation (depreciation) on investments		39,198,483
Net Assets, for 110,748,027 shares outstanding		$ 1,311,723,204
Net Asset Value, offering price and redemption price per share ($1,311,723,204 ÷ 110,748,027 shares)		$ 11.84

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,441,101

Expenses
Independent trustees' compensation	$ 2,515
Total expenses before reductions	2,515
Expense reductions	(2,515)	-
Net investment income (loss)		9,441,101
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,575,280
Capital gain distributions from underlying funds	3,441,621
Total net realized gain (loss)		13,016,901
Change in net unrealized appreciation (depreciation) on underlying funds		(55,466,778)
Net gain (loss)		(42,449,877)
Net increase (decrease) in net assets resulting from operations		$ (33,008,776)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,441,101	$ 26,133,319
Net realized gain (loss)	13,016,901	27,516,004
Change in net unrealized appreciation (depreciation)	(55,466,778)	60,447,814
Net increase (decrease) in net assets resulting from operations	(33,008,776)	114,097,137
Distributions to shareholders from net investment income	(4,198,868)	(28,349,234)
Distributions to shareholders from net realized gain	(719,802)	(10,467,104)
Total distributions	(4,918,670)	(38,816,338)
Share transactions Proceeds from sales of shares	216,019,254	444,763,703
Reinvestment of distributions	4,892,889	38,583,881
Cost of shares redeemed	(353,230,278)	(785,477,852)
Net increase (decrease) in net assets resulting from share transactions	(132,318,135)	(302,130,268)
Total increase (decrease) in net assets	(170,245,581)	(226,849,469)
Net Assets
Beginning of period	1,481,968,785	1,708,818,254
End of period (including undistributed net investment income of $9,463,806 and undistributed net investment income of $4,221,573, respectively)	$ 1,311,723,204	$ 1,481,968,785
Other Information Shares
Sold	17,738,916	37,650,745
Issued in reinvestment of distributions	399,093	3,269,333
Redeemed	(29,044,944)	(66,483,407)
Net increase (decrease)	(10,906,935)	(25,563,329)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 11.61	$ 9.86	$ 12.08	$ 12.66	$ 12.41
Income from Investment Operations
Net investment income (loss) D	.08	.20	.27	.37	.48	.44
Net realized and unrealized gain (loss)	(.38)	.67	1.83	(1.97)	(.31)	.38
Total from investment operations	(.30)	.87	2.10	(1.60)	.17	.82
Distributions from net investment income	(.04)	(.22)	(.29)	(.41)	(.48)	(.43)
Distributions from net realized gain	(.01)	(.08)	(.06)	(.21)	(.27)	(.14)
Total distributions	(.04) H	(.30)	(.35) G	(.62)	(.75)	(.57)
Net asset value, end of period	$ 11.84	$ 12.18	$ 11.61	$ 9.86	$ 12.08	$ 12.66
Total Return B,C	(2.47)%	7.56%	21.46%	(13.60)%	1.23%	6.72%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.32% A	1.67%	2.47%	3.33%	3.80%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,311,723	$ 1,481,969	$ 1,708,818	$ 1,443,544	$ 1,780,803	$ 1,694,377
Portfolio turnover rate	15% A	32%	31%	33%	36%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.006 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.9	3.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.5	1.7
Fidelity Disciplined Equity Fund	4.0	4.7
Fidelity Growth Company Fund	3.8	4.1
Fidelity Series 100 Index Fund	3.0	3.2
Fidelity Series All-Sector Equity Fund	5.1	5.7
Fidelity Series Large Cap Value Fund	4.6	5.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.9
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Value Fund	0.4	0.5
	23.7	26.7
Developed International Equity Funds
Fidelity Diversified International Fund	0.5	1.5
Fidelity Overseas Fund	0.5	1.5
Fidelity Series International Growth Fund	3.3	2.9
Fidelity Series International Small Cap Fund	0.7	0.6
Fidelity Series International Value Fund	2.9	2.8
	7.9	9.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.7	4.8
	5.2	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.0	9.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.8	18.4
Fidelity Strategic Real Return Fund	4.0	3.8
	21.8	22.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.0	12.5
Fidelity Short-Term Bond Fund	12.5	10.0
	27.5	22.5
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.9%
Domestic Equity Funds	23.7%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	21.8%
Short-Term Funds	27.5%

Six months ago
Commodity Funds	3.6%
Domestic Equity Funds	26.7%
Developed International Equity Funds	9.3%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.2%
Short-Term Funds	22.5%

Expected
Commodity Funds	4.2%
Domestic Equity Funds	23.6%
Developed International Equity Funds	8.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	20.1%
Short-Term Funds	27.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.6%
	Shares	Value
Commodity Funds - 2.9%
Fidelity Series Commodity Strategy Fund	2,621,860	$ 23,360,777
Domestic Equity Funds - 23.7%
Fidelity Blue Chip Growth Fund	319,230	12,631,935
Fidelity Disciplined Equity Fund	1,680,536	32,770,461
Fidelity Growth Company Fund	394,763	30,673,064
Fidelity Series 100 Index Fund	3,009,269	24,194,519
Fidelity Series All-Sector Equity Fund	3,799,130	41,752,434
Fidelity Series Large Cap Value Fund	3,860,972	37,296,990
Fidelity Series Small Cap Opportunities Fund	689,163	6,230,030
Fidelity Small Cap Growth Fund	284,013	3,763,172
Fidelity Small Cap Value Fund	310,120	3,721,434
TOTAL DOMESTIC EQUITY FUNDS		193,034,039
TOTAL DOMESTIC EQUITY FUNDS (Cost $250,925,625)		216,394,816
International Equity Funds - 9.9%

Developed International Equity Funds - 7.9%
Fidelity Diversified International Fund	153,731	3,810,990
Fidelity Overseas Fund	139,190	3,586,932
Fidelity Series International Growth Fund	2,832,697	26,967,280
Fidelity Series International Small Cap Fund	573,884	5,876,574
Fidelity Series International Value Fund	2,945,763	23,507,185
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		63,748,961
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	1,167,221	16,586,210
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $95,231,910)		80,335,171
Bond Funds - 36.0%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund	394,789	$ 3,770,233
Fidelity Series High Income Fund	4,267,509	38,535,611
TOTAL HIGH YIELD BOND FUNDS		42,305,844
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund	6,434,363	72,643,953
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	12,191,588	144,836,065
Fidelity Strategic Real Return Fund	3,481,104	32,165,401
TOTAL INVESTMENT GRADE BOND FUNDS		177,001,466
TOTAL BOND FUNDS (Cost $288,604,505)		291,951,263
Short-Term Funds - 27.5%

Fidelity Institutional Money Market Portfolio Institutional Class	122,080,642	122,080,642
Fidelity Short-Term Bond Fund	11,924,968	101,362,226
TOTAL SHORT-TERM FUNDS (Cost $225,149,892)		223,442,868
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $859,911,932)	812,124,118
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49)
NET ASSETS - 100%	$ 812,124,069
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $55,536,041 of which $8,171,681 and $47,364,360 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $859,911,932) - See accompanying schedule		$ 812,124,118
Receivable for investments sold		154,066
Receivable for fund shares sold		1,368,355
Total assets		813,646,539

Liabilities
Payable for investments purchased	$ 459,398
Payable for fund shares redeemed	1,063,072
Total liabilities		1,522,470

Net Assets		$ 812,124,069
Net Assets consist of:
Paid in capital		$ 899,703,472
Undistributed net investment income		5,074,946
Accumulated undistributed net realized gain (loss) on investments		(44,866,535)
Net unrealized appreciation (depreciation) on investments		(47,787,814)
Net Assets, for 78,230,012 shares outstanding		$ 812,124,069
Net Asset Value, offering price and redemption price per share ($812,124,069 ÷ 78,230,012 shares)		$ 10.38

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,116,517

Expenses
Independent trustees' compensation	$ 1,577
Total expenses before reductions	1,577
Expense reductions	(1,577)	-
Net investment income (loss)		5,116,517
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,633,598
Capital gain distributions from underlying funds	6,153,968
Total net realized gain (loss)		12,787,566
Change in net unrealized appreciation (depreciation) on underlying funds		(74,231,799)
Net gain (loss)		(61,444,233)
Net increase (decrease) in net assets resulting from operations		$ (56,327,716)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,116,517	$ 15,138,582
Net realized gain (loss)	12,787,566	19,583,494
Change in net unrealized appreciation (depreciation)	(74,231,799)	57,803,367
Net increase (decrease) in net assets resulting from operations	(56,327,716)	92,525,443
Distributions to shareholders from net investment income	(2,328,294)	(16,529,853)
Distributions to shareholders from net realized gain	(1,080,993)	(7,551,223)
Total distributions	(3,409,287)	(24,081,076)
Share transactions Proceeds from sales of shares	141,200,331	278,425,092
Reinvestment of distributions	3,388,885	23,964,352
Cost of shares redeemed	(205,128,246)	(452,357,306)
Net increase (decrease) in net assets resulting from share transactions	(60,539,030)	(149,967,862)
Total increase (decrease) in net assets	(120,276,033)	(81,523,495)

Net Assets
Beginning of period	932,400,102	1,013,923,597
End of period (including undistributed net investment income of $5,074,946 and undistributed net investment income of $2,286,723, respectively)	$ 812,124,069	$ 932,400,102
Other Information Shares
Sold	12,816,474	26,430,862
Issued in reinvestment of distributions	302,849	2,267,115
Redeemed	(18,651,050)	(43,179,363)
Net increase (decrease)	(5,531,727)	(14,481,386)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.32	$ 8.02	$ 11.19	$ 11.84	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.06	.17	.23	.29	.35	.31
Net realized and unrealized gain (loss)	(.77)	.91	2.39	(2.88)	(.34)	.62
Total from investment operations	(.71)	1.08	2.62	(2.59)	.01	.93
Distributions from net investment income	(.03)	(.19)	(.24)	(.32)	(.32)	(.29)
Distributions from net realized gain	(.01)	(.09)	(.08)	(.26)	(.34)	(.24)
Total distributions	(.04)	(.27) H	(.32) G	(.58)	(.66)	(.53)
Net asset value, end of period	$ 10.38	$ 11.13	$ 10.32	$ 8.02	$ 11.19	$ 11.84
Total Return B,C	(6.40)%	10.64%	32.83%	(23.91)%	(.17)%	8.27%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.15% A	1.60%	2.37%	3.03%	2.94%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 812,124	$ 932,400	$ 1,013,924	$ 770,642	$ 1,051,703	$ 867,318
Portfolio turnover rate	24% A	38%	34%	43%	31%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.8	4.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.9	2.0
Fidelity Disciplined Equity Fund	5.1	5.5
Fidelity Growth Company Fund	4.7	4.9
Fidelity Series 100 Index Fund	3.7	3.8
Fidelity Series All-Sector Equity Fund	6.4	6.8
Fidelity Series Large Cap Value Fund	5.7	6.4
Fidelity Series Small Cap Opportunities Fund	1.0	1.1
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Value Fund	0.6	0.6
	29.7	31.7
Developed International Equity Funds
Fidelity Diversified International Fund	0.5	1.7
Fidelity Overseas Fund	0.5	1.8
Fidelity Series International Growth Fund	3.9	3.5
Fidelity Series International Small Cap Fund	0.9	0.7
Fidelity Series International Value Fund	3.7	3.4
	9.5	11.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.8	4.8
	5.3	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.1	9.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.4	21.2
Fidelity Strategic Real Return Fund	4.8	4.5
	27.2	25.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.4	5.9
Fidelity Short-Term Bond Fund	5.5	4.8
	11.9	10.7
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.8%
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	27.2%
Short-Term Funds	11.9%

Six months ago
Commodity Funds	4.4%
Domestic Equity Funds	31.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.7%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.5%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.9%
Short-Term Funds	11.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund	32,691,840	$ 291,284,295
Domestic Equity Funds - 29.7%
Fidelity Blue Chip Growth Fund	3,737,941	147,910,320
Fidelity Disciplined Equity Fund	19,837,058	386,822,633
Fidelity Growth Company Fund	4,655,009	361,694,189
Fidelity Series 100 Index Fund	35,396,337	284,586,550
Fidelity Series All-Sector Equity Fund	44,700,329	491,256,614
Fidelity Series Large Cap Value Fund	45,448,714	439,034,582
Fidelity Series Small Cap Opportunities Fund	8,144,359	73,625,002
Fidelity Small Cap Growth Fund	3,348,587	44,368,783
Fidelity Small Cap Value Fund	3,664,379	43,972,553
TOTAL DOMESTIC EQUITY FUNDS		2,273,271,226
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,893,120,025)		2,564,555,521
International Equity Funds - 12.0%

Developed International Equity Funds - 9.5%
Fidelity Diversified International Fund	1,702,359	42,201,479
Fidelity Overseas Fund	1,542,498	39,750,186
Fidelity Series International Growth Fund	31,579,654	300,638,305
Fidelity Series International Small Cap Fund	6,458,105	66,130,999
Fidelity Series International Value Fund	35,038,093	279,603,984
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		728,324,953
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	13,127,582	186,542,943
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,082,267,648)		914,867,896
Bond Funds - 42.6%
	Shares	Value
High Yield Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund	3,742,159	$ 35,737,621
Fidelity Series High Income Fund	41,156,530	371,643,469
TOTAL HIGH YIELD BOND FUNDS		407,381,090
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund	68,381,610	772,028,377
Investment Grade Bond Funds - 27.2%
Fidelity Series Investment Grade Bond Fund	144,331,221	1,714,654,904
Fidelity Strategic Real Return Fund	39,856,657	368,275,514
TOTAL INVESTMENT GRADE BOND FUNDS		2,082,930,418
TOTAL BOND FUNDS (Cost $3,193,905,657)		3,262,339,885
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class	493,442,449	493,442,449
Fidelity Short-Term Bond Fund	49,448,205	420,309,746
TOTAL SHORT-TERM FUNDS (Cost $929,869,602)		913,752,195
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,099,162,932)	7,655,515,497
NET OTHER ASSETS (LIABILITIES) - 0.0%	(592)
NET ASSETS - 100%	$ 7,655,514,905
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $572,433,574 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $8,099,162,932) - See accompanying schedule		$ 7,655,515,497
Receivable for investments sold		23,186,915
Receivable for fund shares sold		9,047,157
Other receivables		46,569
Total assets		7,687,796,138

Liabilities
Payable for investments purchased	$ 5,226,709
Payable for fund shares redeemed	27,007,958
Other payables and accrued expenses	46,566
Total liabilities		32,281,233

Net Assets		$ 7,655,514,905
Net Assets consist of:
Paid in capital		$ 8,495,090,345
Undistributed net investment income		52,160,122
Accumulated undistributed net realized gain (loss) on investments		(448,088,127)
Net unrealized appreciation (depreciation) on investments		(443,647,435)
Net Assets, for 594,369,696 shares outstanding		$ 7,655,514,905
Net Asset Value, offering price and redemption price per share ($7,655,514,905 ÷ 594,369,696 shares)		$ 12.88

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 52,387,849

Expenses
Independent trustees' compensation	$ 16,129
Total expenses before reductions	16,129
Expense reductions	(16,129)	-
Net investment income (loss)		52,387,849
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	84,509,580
Capital gain distributions from underlying funds	72,710,499
Total net realized gain (loss)		157,220,079
Change in net unrealized appreciation (depreciation) on underlying funds		(902,405,138)
Net gain (loss)		(745,185,059)
Net increase (decrease) in net assets resulting from operations		$ (692,797,210)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,387,849	$ 166,082,127
Net realized gain (loss)	157,220,079	387,651,771
Change in net unrealized appreciation (depreciation)	(902,405,138)	552,582,623
Net increase (decrease) in net assets resulting from operations	(692,797,210)	1,106,316,521
Distributions to shareholders from net investment income	(22,431,392)	(184,295,760)
Distributions to shareholders from net realized gain	(14,274,497)	(89,137,970)
Total distributions	(36,705,889)	(273,433,730)
Share transactions Proceeds from sales of shares	807,216,843	2,184,615,051
Reinvestment of distributions	36,419,497	271,563,876
Cost of shares redeemed	(2,159,869,491)	(4,676,038,578)
Net increase (decrease) in net assets resulting from share transactions	(1,316,233,151)	(2,219,859,651)
Total increase (decrease) in net assets	(2,045,736,250)	(1,386,976,860)

Net Assets
Beginning of period	9,701,251,155	11,088,228,015
End of period (including undistributed net investment income of $52,160,122 and undistributed net investment income of $22,203,665, respectively)	$ 7,655,514,905	$ 9,701,251,155
Other Information Shares
Sold	58,188,578	164,740,946
Issued in reinvestment of distributions	2,577,463	20,471,880
Redeemed	(156,684,802)	(355,131,956)
Net increase (decrease)	(95,918,761)	(169,919,130)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05	$ 12.89	$ 9.87	$ 14.07	$ 14.89	$ 14.48
Income from Investment Operations
Net investment income (loss) D	.08	.22	.29	.37	.43	.39
Net realized and unrealized gain (loss)	(1.20)	1.31	3.14	(3.77)	(.37)	.77
Total from investment operations	(1.12)	1.53	3.43	(3.40)	.06	1.16
Distributions from net investment income	(.03)	(.25)	(.31)	(.40)	(.41)	(.38)
Distributions from net realized gain	(.02)	(.12)	(.11)	(.40)	(.47)	(.37)
Total distributions	(.05)	(.37)	(.41) G	(.80)	(.88)	(.75)
Net asset value, end of period	$ 12.88	$ 14.05	$ 12.89	$ 9.87	$ 14.07	$ 14.89
Total Return B,C	(7.98)%	12.02%	34.99%	(25.06)%	.14%	8.17%
Ratios to Average Net Assets E,F
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.16% A	1.64%	2.40%	3.03%	2.86%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,655,515	$ 9,701,251	$ 11,088,228	$ 9,130,697	$ 13,903,554	$ 13,102,900
Portfolio turnover rate	11% A	34%	25%	39%	34%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.0	4.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.0	2.0
Fidelity Disciplined Equity Fund	5.2	5.7
Fidelity Growth Company Fund	4.8	5.0
Fidelity Series 100 Index Fund	3.8	3.9
Fidelity Series All-Sector Equity Fund	6.6	6.9
Fidelity Series Large Cap Value Fund	5.9	6.5
Fidelity Series Small Cap Opportunities Fund	1.0	1.1
Fidelity Small Cap Growth Fund	0.6	0.7
Fidelity Small Cap Value Fund	0.6	0.7
	30.5	32.5
Developed International Equity Funds
Fidelity Diversified International Fund	0.5	1.8
Fidelity Overseas Fund	0.5	1.8
Fidelity Series International Growth Fund	4.1	3.6
Fidelity Series International Small Cap Fund	0.9	0.7
Fidelity Series International Value Fund	3.8	3.5
	9.8	11.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.1
Fidelity Series High Income Fund	4.9	4.8
	5.4	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.5	8.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	23.2	21.8
Fidelity Strategic Real Return Fund	4.5	4.5
	27.7	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.7	5.3
Fidelity Short-Term Bond Fund	4.9	4.2
	10.6	9.5
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.0%
Domestic Equity Funds	30.5%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	27.7%
Short-Term Funds	10.6%

Six months ago
Commodity Funds	4.5%
Domestic Equity Funds	32.5%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	26.3%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.6%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	33,476,984	$ 298,279,927
Domestic Equity Funds - 30.5%
Fidelity Blue Chip Growth Fund	3,776,157	149,422,546
Fidelity Disciplined Equity Fund	20,031,877	390,621,604
Fidelity Growth Company Fund	4,699,955	365,186,531
Fidelity Series 100 Index Fund	35,743,153	287,374,953
Fidelity Series All-Sector Equity Fund	45,142,063	496,111,268
Fidelity Series Large Cap Value Fund	45,910,221	443,492,735
Fidelity Series Small Cap Opportunities Fund	8,227,176	74,373,668
Fidelity Small Cap Growth Fund	3,382,857	44,822,858
Fidelity Small Cap Value Fund	3,700,625	44,407,505
TOTAL DOMESTIC EQUITY FUNDS		2,295,813,668
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,695,337,816)		2,594,093,595
International Equity Funds - 12.3%

Developed International Equity Funds - 9.8%
Fidelity Diversified International Fund	1,698,782	42,112,798
Fidelity Overseas Fund	1,538,288	39,641,688
Fidelity Series International Growth Fund	32,090,580	305,502,325
Fidelity Series International Small Cap Fund	6,552,150	67,094,017
Fidelity Series International Value Fund	35,451,310	282,901,455
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		737,252,283
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	13,330,038	189,419,838
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,030,450,623)		926,672,121
Bond Funds - 42.6%
	Shares	Value
High Yield Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund	3,689,151	$ 35,231,392
Fidelity Series High Income Fund	40,618,658	366,786,483
TOTAL HIGH YIELD BOND FUNDS		402,017,875
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund	63,429,512	716,119,190
Investment Grade Bond Funds - 27.7%
Fidelity Series Investment Grade Bond Fund	146,763,320	1,743,548,246
Fidelity Strategic Real Return Fund	36,899,400	340,950,453
TOTAL INVESTMENT GRADE BOND FUNDS		2,084,498,699
TOTAL BOND FUNDS (Cost $3,037,805,383)		3,202,635,764
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	430,865,850	430,865,850
Fidelity Short-Term Bond Fund	42,749,882	363,373,998
TOTAL SHORT-TERM FUNDS (Cost $795,810,052)		794,239,848
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,559,403,874)	7,517,641,328
NET OTHER ASSETS (LIABILITIES) - 0.0%	268
NET ASSETS - 100%	$ 7,517,641,596
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $855,522,994 of which $98,777,053, $349,780,510 and $406,965,431 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $7,559,403,874) - See accompanying schedule		$ 7,517,641,328
Receivable for investments sold		4,103,413
Receivable for fund shares sold		13,938,394
Total assets		7,535,683,135

Liabilities
Payable for investments purchased	$ 6,991,791
Payable for fund shares redeemed	11,049,748
Total liabilities		18,041,539

Net Assets		$ 7,517,641,596
Net Assets consist of:
Paid in capital		$ 8,056,678,690
Undistributed net investment income		48,885,298
Accumulated undistributed net realized gain (loss) on investments		(546,159,846)
Net unrealized appreciation (depreciation) on investments		(41,762,546)
Net Assets, for 700,242,216 shares outstanding		$ 7,517,641,596
Net Asset Value, offering price and redemption price per share ($7,517,641,596 ÷ 700,242,216 shares)		$ 10.74

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 49,455,673

Expenses
Independent trustees' compensation	$ 14,992
Total expenses before reductions	14,992
Expense reductions	(14,992)	-
Net investment income (loss)		49,455,673
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	260,503,594
Capital gain distributions from underlying funds	72,724,198
Total net realized gain (loss)		333,227,792
Change in net unrealized appreciation (depreciation) on underlying funds		(1,072,350,562)
Net gain (loss)		(739,122,770)
Net increase (decrease) in net assets resulting from operations		$ (689,667,097)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,455,673	$ 143,970,641
Net realized gain (loss)	333,227,792	(104,572,292)
Change in net unrealized appreciation (depreciation)	(1,072,350,562)	943,519,700
Net increase (decrease) in net assets resulting from operations	(689,667,097)	982,918,049
Distributions to shareholders from net investment income	(21,106,431)	(154,623,688)
Distributions to shareholders from net realized gain	(12,060,871)	(75,719,796)
Total distributions	(33,167,302)	(230,343,484)
Share transactions Proceeds from sales of shares	1,302,893,770	2,806,458,296
Reinvestment of distributions	33,019,394	229,422,760
Cost of shares redeemed	(1,946,752,583)	(3,785,659,212)
Net increase (decrease) in net assets resulting from share transactions	(610,839,419)	(749,778,156)
Total increase (decrease) in net assets	(1,333,673,818)	2,796,409

Net Assets
Beginning of period	8,851,315,414	8,848,519,005
End of period (including undistributed net investment income of $48,885,298 and undistributed net investment income of $20,536,056, respectively)	$ 7,517,641,596	$ 8,851,315,414
Other Information Shares
Sold	112,587,593	254,891,740
Issued in reinvestment of distributions	2,793,515	20,701,558
Redeemed	(168,999,258)	(345,392,330)
Net increase (decrease)	(53,618,150)	(69,799,032)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 10.74	$ 8.13	$ 11.73	$ 12.45	$ 11.98
Income from Investment Operations
Net investment income (loss) D	.07	.18	.24	.29	.34	.29
Net realized and unrealized gain (loss)	(1.03)	1.12	2.70	(3.29)	(.38)	.72
Total from investment operations	(.96)	1.30	2.94	(3.00)	(.04)	1.01
Distributions from net investment income	(.03)	(.20)	(.24)	(.30)	(.30)	(.23)
Distributions from net realized gain	(.02)	(.10)	(.09)	(.30)	(.38)	(.31)
Total distributions	(.04) H	(.30)	(.33) G	(.60)	(.68)	(.54)
Net asset value, end of period	$ 10.74	$ 11.74	$ 10.74	$ 8.13	$ 11.73	$ 12.45
Total Return B,C	(8.18)%	12.24%	36.33%	(26.45)%	(.62)%	8.58%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.17% A	1.66%	2.38%	2.97%	2.68%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,517,642	$ 8,851,315	$ 8,848,519	$ 6,089,406	$ 7,116,671	$ 5,098,514
Portfolio turnover rate	20% A	43%	30%	36%	24%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.016 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.1	5.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.3	2.4
Fidelity Disciplined Equity Fund	6.0	6.7
Fidelity Growth Company Fund	5.6	5.9
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series All-Sector Equity Fund	7.7	8.1
Fidelity Series Large Cap Value Fund	6.8	7.7
Fidelity Series Small Cap Opportunities Fund	1.2	1.3
Fidelity Small Cap Growth Fund	0.7	0.8
Fidelity Small Cap Value Fund	0.7	0.8
	35.4	38.2
Developed International Equity Funds
Fidelity Diversified International Fund	0.7	2.1
Fidelity Overseas Fund	0.6	2.2
Fidelity Series International Growth Fund	4.7	4.3
Fidelity Series International Small Cap Fund	1.0	0.8
Fidelity Series International Value Fund	4.4	4.1
	11.4	13.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.1
Fidelity Series High Income Fund	6.5	6.3
	7.1	6.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	7.4	6.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.6	19.2
Fidelity Strategic Real Return Fund	4.1	4.0
	25.7	23.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.7	2.2
Fidelity Short-Term Bond Fund	2.3	1.7
	5.0	3.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.1%
Domestic Equity Funds	35.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	7.4%
Investment Grade Bond Funds	25.7%
Short-Term Funds	5.0%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	38.2%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	6.4%
Inflation-Protected Bond Funds	6.7%
Investment Grade Bond Funds	23.2%
Short-Term Funds	3.9%

Expected
Commodity Funds	6.3%
Domestic Equity Funds	35.5%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.1%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	23.1%
Short-Term Funds	5.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund	92,078,274	$ 820,417,418
Domestic Equity Funds - 35.4%
Fidelity Blue Chip Growth Fund	9,368,318	370,704,352
Fidelity Disciplined Equity Fund	49,722,874	969,596,046
Fidelity Growth Company Fund	11,666,541	906,490,250
Fidelity Series 100 Index Fund	88,705,592	713,192,961
Fidelity Series All-Sector Equity Fund	112,030,063	1,231,210,397
Fidelity Series Large Cap Value Fund	113,928,424	1,100,548,572
Fidelity Series Small Cap Opportunities Fund	20,422,646	184,620,720
Fidelity Small Cap Growth Fund	8,394,822	111,231,387
Fidelity Small Cap Value Fund	9,186,881	110,242,568
TOTAL DOMESTIC EQUITY FUNDS		5,697,837,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,610,291,280)		6,518,254,671
International Equity Funds - 14.3%

Developed International Equity Funds - 11.4%
Fidelity Diversified International Fund	4,258,632	105,571,493
Fidelity Overseas Fund	3,859,721	99,465,018
Fidelity Series International Growth Fund	79,628,634	758,064,592
Fidelity Series International Small Cap Fund	16,271,229	166,617,381
Fidelity Series International Value Fund	87,944,912	701,800,396
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,831,518,880
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	33,102,805	470,390,865
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,520,828,487)		2,301,909,745
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	10,007,992	$ 95,576,321
Fidelity Series High Income Fund	115,743,768	1,045,166,226
TOTAL HIGH YIELD BOND FUNDS		1,140,742,547
Inflation-Protected Bond Funds - 7.4%
Fidelity Series Inflation-Protected Bond Index Fund	104,724,665	1,182,341,464
Investment Grade Bond Funds - 25.7%
Fidelity Series Investment Grade Bond Fund	292,280,814	3,472,296,072
Fidelity Strategic Real Return Fund	72,541,260	670,281,242
TOTAL INVESTMENT GRADE BOND FUNDS		4,142,577,314
TOTAL BOND FUNDS (Cost $6,220,464,013)		6,465,661,325
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Institutional Class	438,599,100	438,599,100
Fidelity Short-Term Bond Fund	44,066,596	374,566,063
TOTAL SHORT-TERM FUNDS (Cost $810,989,398)		813,165,163
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,162,573,178)	16,098,990,904
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,614)
NET ASSETS - 100%	$ 16,098,989,290
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $2,245,475,993 of which $233,519,669, $1,163,777,877 and $848,178,447 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $16,162,573,178) - See accompanying schedule		$ 16,098,990,904
Receivable for investments sold		39,470,208
Receivable for fund shares sold		24,262,983
Other receivables		76,938
Total assets		16,162,801,033

Liabilities
Payable for investments purchased	$ 18,015,446
Payable for fund shares redeemed	45,719,360
Other payables and accrued expenses	76,937
Total liabilities		63,811,743

Net Assets		$ 16,098,989,290
Net Assets consist of:
Paid in capital		$ 17,460,204,999
Undistributed net investment income		104,511,354
Accumulated undistributed net realized gain (loss) on investments		(1,402,144,789)
Net unrealized appreciation (depreciation) on investments		(63,582,274)
Net Assets, for 1,254,093,952 shares outstanding		$ 16,098,989,290
Net Asset Value, offering price and redemption price per share ($16,098,989,290 ÷ 1,254,093,952 shares)		$ 12.84

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 106,036,406
Interest		25
Total income		106,036,431

Expenses
Independent trustees' compensation	$ 33,479
Total expenses before reductions	33,479
Expense reductions	(33,479)	-
Net investment income (loss)		106,036,431
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	709,809,140
Capital gain distributions from underlying funds	199,881,144
Total net realized gain (loss)		909,690,284
Change in net unrealized appreciation (depreciation) on underlying funds		(2,892,281,325)
Net gain (loss)		(1,982,591,041)
Net increase (decrease) in net assets resulting from operations		$ (1,876,554,610)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 106,036,431	$ 330,060,480
Net realized gain (loss)	909,690,284	(83,498,641)
Change in net unrealized appreciation (depreciation)	(2,892,281,325)	2,176,145,077
Net increase (decrease) in net assets resulting from operations	(1,876,554,610)	2,422,706,916
Distributions to shareholders from net investment income	(47,127,806)	(340,613,702)
Distributions to shareholders from net realized gain	(29,108,566)	(197,974,733)
Total distributions	(76,236,372)	(538,588,435)
Share transactions Proceeds from sales of shares	2,061,958,939	5,177,636,636
Reinvestment of distributions	75,835,677	536,267,648
Cost of shares redeemed	(4,009,405,297)	(8,237,671,778)
Net increase (decrease) in net assets resulting from share transactions	(1,871,610,681)	(2,523,767,494)
Total increase (decrease) in net assets	(3,824,401,663)	(639,649,013)
Net Assets
Beginning of period	19,923,390,953	20,563,039,966
End of period (including undistributed net investment income of $104,511,354 and undistributed net investment income of $45,602,729, respectively)	$ 16,098,989,290	$ 19,923,390,953
Other Information Shares
Sold	146,646,072	387,684,909
Issued in reinvestment of distributions	5,259,051	40,032,467
Redeemed	(287,750,999)	(621,571,000)
Net increase (decrease)	(135,845,876)	(193,853,624)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 12.98	$ 9.42	$ 14.66	$ 15.84	$ 15.37
Income from Investment Operations
Net investment income (loss) D	.08	.22	.27	.33	.36	.31
Net realized and unrealized gain (loss)	(1.51)	1.50	3.68	(4.74)	(.50)	1.03
Total from investment operations	(1.43)	1.72	3.95	(4.41)	(.14)	1.34
Distributions from net investment income	(.03)	(.24)	(.29)	(.31)	(.37)	(.28)
Distributions from net realized gain	(.02)	(.14)	(.11)	(.52)	(.67)	(.59)
Total distributions	(.06) I	(.37) H	(.39) G	(.83)	(1.04)	(.87)
Net asset value, end of period	$ 12.84	$ 14.33	$ 12.98	$ 9.42	$ 14.66	$ 15.84
Total Return B,C	(10.06)%	13.47%	42.19%	(31.39)%	(1.32)%	8.95%
Ratios to Average Net Assets E,F
Expenses before reductions J	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.13% A	1.69%	2.30%	2.73%	2.24%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,098,989	$ 19,923,391	$ 20,563,040	$ 14,316,696	$ 20,028,445	$ 18,305,525
Portfolio turnover rate	18% A	42%	29%	35%	35%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.021 per share.

J Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.3	6.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.7	2.7
Fidelity Disciplined Equity Fund	7.2	7.7
Fidelity Growth Company Fund	6.7	6.9
Fidelity Series 100 Index Fund	5.3	5.2
Fidelity Series All-Sector Equity Fund	9.1	9.4
Fidelity Series Large Cap Value Fund	8.1	8.8
Fidelity Series Small Cap Opportunities Fund	1.4	1.5
Fidelity Small Cap Growth Fund	0.8	0.9
Fidelity Small Cap Value Fund	0.8	0.9
	42.1	44.0
Developed International Equity Funds
Fidelity Diversified International Fund	0.8	2.5
Fidelity Overseas Fund	0.7	2.5
Fidelity Series International Growth Fund	5.6	4.9
Fidelity Series International Small Cap Fund	1.2	0.9
Fidelity Series International Value Fund	5.2	4.8
	13.5	15.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.4	7.1
	8.1	7.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.2	3.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.7	16.4
Fidelity Strategic Real Return Fund	3.4	3.3
	22.1	19.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.1	0.1
Fidelity Short-Term Bond Fund	0.1	0.0*
	0.2	0.1
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.3%
Domestic Equity Funds	42.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	4.2%
Investment Grade Bond Funds	22.1%
Short-Term Funds	0.2%

Six months ago
Commodity Funds	6.8%
Domestic Equity Funds	44.0%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.7%
Short-Term Funds	0.1%

Expected
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	18.7%
Short-Term Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.4%
	Shares	Value
Commodity Funds - 6.3%
Fidelity Series Commodity Strategy Fund	59,801,460	$ 532,831,005
Domestic Equity Funds - 42.1%
Fidelity Blue Chip Growth Fund	5,864,134	232,043,777
Fidelity Disciplined Equity Fund	31,103,139	606,511,208
Fidelity Growth Company Fund	7,297,858	567,043,574
Fidelity Series 100 Index Fund	55,497,550	446,200,305
Fidelity Series All-Sector Equity Fund	70,097,112	770,367,263
Fidelity Series Large Cap Value Fund	71,286,192	688,624,613
Fidelity Series Small Cap Opportunities Fund	12,774,987	115,485,879
Fidelity Small Cap Growth Fund	5,252,340	69,593,504
Fidelity Small Cap Value Fund	5,745,938	68,951,260
TOTAL DOMESTIC EQUITY FUNDS		3,564,821,383
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,717,518,551)		4,097,652,388
International Equity Funds - 17.0%

Developed International Equity Funds - 13.5%
Fidelity Diversified International Fund	2,632,470	65,258,933
Fidelity Overseas Fund	2,383,008	61,410,116
Fidelity Series International Growth Fund	49,998,982	475,990,304
Fidelity Series International Small Cap Fund	10,201,003	104,458,276
Fidelity Series International Value Fund	54,913,008	438,205,805
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,145,323,434
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	20,759,273	294,989,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,712,983,490)		1,440,312,708
Bond Funds - 34.4%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	6,207,694	$ 59,283,479
Fidelity Series High Income Fund	69,452,840	627,159,145
TOTAL HIGH YIELD BOND FUNDS		686,442,624
Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund	31,297,485	353,348,609
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund	133,205,767	1,582,484,510
Fidelity Strategic Real Return Fund	31,486,144	290,931,971
TOTAL INVESTMENT GRADE BOND FUNDS		1,873,416,481
TOTAL BOND FUNDS (Cost $2,904,688,262)		2,913,207,714
Short-Term Funds - 0.2%

Fidelity Institutional Money Market Portfolio Institutional Class	10,296,968	10,296,968
Fidelity Short-Term Bond Fund	1,010,163	8,586,389
TOTAL SHORT-TERM FUNDS (Cost $18,887,578)		18,883,357
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,354,077,881)	8,470,056,167
NET OTHER ASSETS (LIABILITIES) - 0.0%	(214)
NET ASSETS - 100%	$ 8,470,055,953
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $70,645,658 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $9,354,077,881) - See accompanying schedule		$ 8,470,056,167
Receivable for investments sold		4,957,115
Receivable for fund shares sold		20,078,128
Total assets		8,495,091,410

Liabilities
Payable for investments purchased	$ 15,158,047
Payable for fund shares redeemed	9,877,410
Total liabilities		25,035,457

Net Assets		$ 8,470,055,953
Net Assets consist of:
Paid in capital		$ 9,293,256,053
Undistributed net investment income		49,658,618
Accumulated undistributed net realized gain (loss) on investments		11,162,996
Net unrealized appreciation (depreciation) on investments		(884,021,714)
Net Assets, for 806,142,682 shares outstanding		$ 8,470,055,953
Net Asset Value, offering price and redemption price per share ($8,470,055,953 ÷ 806,142,682 shares)		$ 10.51

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 49,755,561

Expenses
Independent trustees' compensation	$ 17,220
Total expenses before reductions	17,220
Expense reductions	(17,220)	-
Net investment income (loss)		49,755,561
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(34,859,872)
Capital gain distributions from underlying funds	127,707,838
Total net realized gain (loss)		92,847,966
Change in net unrealized appreciation (depreciation) on underlying funds		(1,355,278,567)
Net gain (loss)		(1,262,430,601)
Net increase (decrease) in net assets resulting from operations		$ (1,212,675,040)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,755,561	$ 156,386,040
Net realized gain (loss)	92,847,966	346,313,227
Change in net unrealized appreciation (depreciation)	(1,355,278,567)	778,505,912
Net increase (decrease) in net assets resulting from operations	(1,212,675,040)	1,281,205,179
Distributions to shareholders from net investment income	(21,161,986)	(160,733,732)
Distributions to shareholders from net realized gain	(17,777,142)	(89,018,011)
Total distributions	(38,939,128)	(249,751,743)
Share transactions Proceeds from sales of shares	1,444,091,996	3,110,308,047
Reinvestment of distributions	38,876,660	249,395,018
Cost of shares redeemed	(1,921,289,903)	(3,532,616,726)
Net increase (decrease) in net assets resulting from share transactions	(438,321,247)	(172,913,661)
Total increase (decrease) in net assets	(1,689,935,415)	858,539,775

Net Assets
Beginning of period	10,159,991,368	9,301,451,593
End of period (including undistributed net investment income of $49,658,618 and undistributed net investment income of $21,065,043, respectively)	$ 8,470,055,953	$ 10,159,991,368
Other Information Shares
Sold	123,314,387	281,556,369
Issued in reinvestment of distributions	3,220,909	22,301,079
Redeemed	(165,482,705)	(322,211,153)
Net increase (decrease)	(38,947,409)	(18,353,705)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 10.77	$ 7.68	$ 12.15	$ 13.05	$ 12.52
Income from Investment Operations
Net investment income (loss) D	.06	.18	.22	.26	.28	.24
Net realized and unrealized gain (loss)	(1.52)	1.37	3.18	(4.10)	(.49)	.89
Total from investment operations	(1.46)	1.55	3.40	(3.84)	(.21)	1.13
Distributions from net investment income	(.03)	(.19)	(.21)	(.26)	(.25)	(.19)
Distributions from net realized gain	(.02)	(.11)	(.10)	(.37)	(.44)	(.41)
Total distributions	(.05)	(.30)	(.31) G	(.63)	(.69)	(.60)
Net asset value, end of period	$ 10.51	$ 12.02	$ 10.77	$ 7.68	$ 12.15	$ 13.05
Total Return B,C	(12.23)%	14.57%	44.43%	(32.84)%	(2.00)%	9.18%
Ratios to Average Net Assets E,F
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.02% A	1.67%	2.21%	2.64%	2.16%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,470,056	$ 10,159,991	$ 9,301,452	$ 5,798,688	$ 6,651,041	$ 4,349,197
Portfolio turnover rate	25% A	49%	26%	29%	24%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.9	7.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.9	2.9
Fidelity Disciplined Equity Fund	7.6	8.2
Fidelity Growth Company Fund	7.1	7.3
Fidelity Series 100 Index Fund	5.5	5.5
Fidelity Series All-Sector Equity Fund	9.6	9.9
Fidelity Series Large Cap Value Fund	8.5	9.4
Fidelity Series Small Cap Opportunities Fund	1.4	1.6
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Value Fund	0.9	0.9
	44.4	46.6
Developed International Equity Funds
Fidelity Diversified International Fund	0.8	2.6
Fidelity Overseas Fund	0.8	2.6
Fidelity Series International Growth Fund	5.9	5.2
Fidelity Series International Small Cap Fund	1.3	1.0
Fidelity Series International Value Fund	5.5	5.1
	14.3	16.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.6	3.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.4	7.2
	8.1	7.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.6	0.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.7	15.5
Fidelity Strategic Real Return Fund	3.4	3.2
	22.1	18.7
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.9%
Domestic Equity Funds	44.4%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	22.1%

Six months ago
Commodity Funds	7.4%
Domestic Equity Funds	46.6%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	18.7%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.5%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.0%
Investment Grade Bond Funds	19.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.3%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund	90,721,958	$ 808,332,646
Domestic Equity Funds - 44.4%
Fidelity Blue Chip Growth Fund	8,400,174	332,394,887
Fidelity Disciplined Equity Fund	45,283,675	883,031,661
Fidelity Growth Company Fund	10,695,875	831,069,511
Fidelity Series 100 Index Fund	80,259,114	645,283,278
Fidelity Series All-Sector Equity Fund	102,206,010	1,123,244,054
Fidelity Series Large Cap Value Fund	102,983,710	994,822,636
Fidelity Series Small Cap Opportunities Fund	18,434,263	166,645,739
Fidelity Small Cap Growth Fund	7,592,160	100,596,121
Fidelity Small Cap Value Fund	8,148,887	97,786,645
TOTAL DOMESTIC EQUITY FUNDS		5,174,874,532
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,224,315,026)		5,983,207,178
International Equity Funds - 17.9%

Developed International Equity Funds - 14.3%
Fidelity Diversified International Fund	3,828,296	94,903,459
Fidelity Overseas Fund	3,468,712	89,388,703
Fidelity Series International Growth Fund	71,764,350	683,196,611
Fidelity Series International Small Cap Fund	14,677,816	150,300,841
Fidelity Series International Value Fund	80,512,280	642,487,997
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,660,277,611
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	29,694,704	421,961,746
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,321,855,336)		2,082,239,357
Bond Funds - 30.8%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	8,589,835	$ 82,032,928
Fidelity Series High Income Fund	95,533,725	862,669,536
TOTAL HIGH YIELD BOND FUNDS		944,702,464
Inflation-Protected Bond Funds - 0.6%
Fidelity Series Inflation-Protected Bond Index Fund	5,728,643	64,676,375
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund	183,713,602	2,182,517,596
Fidelity Strategic Real Return Fund	43,018,807	397,493,780
TOTAL INVESTMENT GRADE BOND FUNDS		2,580,011,376
TOTAL BOND FUNDS (Cost $3,566,441,644)		3,589,390,215
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,112,612,006)	11,654,836,750
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,653)
NET ASSETS - 100%	$ 11,654,834,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $1,876,479,920 of which $175,742,492, $833,827,340 and $866,910,088 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $12,112,612,006) - See accompanying schedule		$ 11,654,836,750
Receivable for investments sold		26,857,601
Receivable for fund shares sold		26,058,568
Other receivables		53,212
Total assets		11,707,806,131

Liabilities
Payable for investments purchased	$ 19,866,002
Payable for fund shares redeemed	33,052,819
Other payables and accrued expenses	53,213
Total liabilities		52,972,034

Net Assets		$ 11,654,834,097
Net Assets consist of:
Paid in capital		$ 13,177,926,831
Undistributed net investment income		68,272,512
Accumulated undistributed net realized gain (loss) on investments		(1,133,589,990)
Net unrealized appreciation (depreciation) on investments		(457,775,256)
Net Assets, for 935,586,857 shares outstanding		$ 11,654,834,097
Net Asset Value, offering price and redemption price per share ($11,654,834,097 ÷ 935,586,857 shares)		$ 12.46

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 68,749,880
Interest		21
Total income		68,749,901

Expenses
Independent trustees' compensation	$ 24,660
Total expenses before reductions	24,660
Expense reductions	(24,660)	-
Net investment income (loss)		68,749,901
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	591,335,138
Capital gain distributions from underlying funds	193,450,997
Total net realized gain (loss)		784,786,135
Change in net unrealized appreciation (depreciation) on underlying funds		(2,677,164,486)
Net gain (loss)		(1,892,378,351)
Net increase (decrease) in net assets resulting from operations		$ (1,823,628,450)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,749,901	$ 230,242,763
Net realized gain (loss)	784,786,135	(242,050,702)
Change in net unrealized appreciation (depreciation)	(2,677,164,486)	1,950,741,542
Net increase (decrease) in net assets resulting from operations	(1,823,628,450)	1,938,933,603
Distributions to shareholders from net investment income	(28,569,111)	(235,186,693)
Distributions to shareholders from net realized gain	(31,631,196)	(135,098,225)
Total distributions	(60,200,307)	(370,284,918)
Share transactions Proceeds from sales of shares	1,634,332,120	3,918,719,285
Reinvestment of distributions	59,896,570	368,866,050
Cost of shares redeemed	(2,900,618,716)	(5,706,608,924)
Net increase (decrease) in net assets resulting from share transactions	(1,206,390,026)	(1,419,023,589)
Total increase (decrease) in net assets	(3,090,218,783)	149,625,096

Net Assets
Beginning of period	14,745,052,880	14,595,427,784
End of period (including undistributed net investment income of $68,272,512 and undistributed net investment income of $28,091,722, respectively)	$ 11,654,834,097	$ 14,745,052,880
Other Information Shares
Sold	116,973,493	297,230,167
Issued in reinvestment of distributions	4,147,946	27,686,969
Redeemed	(209,686,868)	(435,039,964)
Net increase (decrease)	(88,565,429)	(110,122,828)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.40	$ 12.87	$ 8.97	$ 15.02	$ 16.36	$ 15.82
Income from Investment Operations
Net investment income (loss) D	.07	.21	.23	.27	.28	.24
Net realized and unrealized gain (loss)	(1.95)	1.67	4.02	(5.46)	(.63)	1.21
Total from investment operations	(1.88)	1.88	4.25	(5.19)	(.35)	1.45
Distributions from net investment income	(.03)	(.22)	(.24)	(.27)	(.27)	(.21)
Distributions from net realized gain	(.03)	(.13)	(.11)	(.59)	(.72)	(.70)
Total distributions	(.06)	(.35)	(.35) G	(.86)	(.99)	(.91)
Net asset value, end of period	$ 12.46	$ 14.40	$ 12.87	$ 8.97	$ 15.02	$ 16.36
Total Return B,C	(13.12)%	14.81%	47.57%	(36.25)%	(2.65)%	9.40%
Ratios to Average Net Assets E,F
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.99% A	1.62%	2.01%	2.29%	1.72%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,654,834	$ 14,745,053	$ 14,595,428	$ 9,685,340	$ 13,446,741	$ 11,878,413
Portfolio turnover rate	21% A	44%	29%	23%	36%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.3	8.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	3.2
Fidelity Disciplined Equity Fund	8.7	9.1
Fidelity Growth Company Fund	8.2	8.1
Fidelity Series 100 Index Fund	6.4	6.2
Fidelity Series All-Sector Equity Fund	11.1	11.1
Fidelity Series Large Cap Value Fund	9.8	10.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
Fidelity Small Cap Growth Fund	1.0	1.1
Fidelity Small Cap Value Fund	1.0	1.1
	51.2	52.2
Developed International Equity Funds
Fidelity Diversified International Fund	0.9	2.9
Fidelity Overseas Fund	0.8	2.9
Fidelity Series International Growth Fund	6.8	5.9
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.4	5.7
	16.4	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	7.5	7.0
	8.2	7.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	9.8	8.2
Fidelity Strategic Real Return Fund	1.9	1.8
	11.7	10.0
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.3%
Domestic Equity Funds	51.2%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	11.7%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	52.2%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.1%
Investment Grade Bond Funds	10.0%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.2%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund	51,843,390	$ 461,924,601
Domestic Equity Funds - 51.2%
Fidelity Blue Chip Growth Fund	4,629,334	183,182,755
Fidelity Disciplined Equity Fund	24,947,857	486,483,202
Fidelity Growth Company Fund	5,891,708	457,785,718
Fidelity Series 100 Index Fund	44,212,544	355,468,851
Fidelity Series All-Sector Equity Fund	56,305,759	618,800,290
Fidelity Series Large Cap Value Fund	56,758,424	548,286,374
Fidelity Series Small Cap Opportunities Fund	10,164,183	91,884,216
Fidelity Small Cap Growth Fund	4,183,118	55,426,315
Fidelity Small Cap Value Fund	4,492,032	53,904,382
TOTAL DOMESTIC EQUITY FUNDS		2,851,222,103
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,794,977,435)		3,313,146,704
International Equity Funds - 20.6%

Developed International Equity Funds - 16.4%
Fidelity Diversified International Fund	2,033,911	50,420,659
Fidelity Overseas Fund	1,838,406	47,375,719
Fidelity Series International Growth Fund	39,727,285	378,203,753
Fidelity Series International Small Cap Fund	8,123,181	83,181,370
Fidelity Series International Value Fund	44,783,511	357,372,417
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		916,553,918
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	16,464,438	233,959,658
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,369,630,737)		1,150,513,576
Bond Funds - 19.9%
	Shares	Value
High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	4,110,690	$ 39,257,090
Fidelity Series High Income Fund	46,037,238	415,716,257
TOTAL HIGH YIELD BOND FUNDS		454,973,347
Investment Grade Bond Funds - 11.7%
Fidelity Series Investment Grade Bond Fund	46,210,720	548,983,354
Fidelity Strategic Real Return Fund	11,417,102	105,494,027
TOTAL INVESTMENT GRADE BOND FUNDS		654,477,381
TOTAL BOND FUNDS (Cost $1,139,112,904)		1,109,450,728
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,303,721,076)	5,573,111,008
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47)
NET ASSETS - 100%	$ 5,573,110,961
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $26,359,649 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $6,303,721,076) - See accompanying schedule		$ 5,573,111,008
Receivable for investments sold		4,076,782
Receivable for fund shares sold		17,132,348
Total assets		5,594,320,138

Liabilities
Payable for investments purchased	$ 14,818,793
Payable for fund shares redeemed	6,390,384
Total liabilities		21,209,177

Net Assets		$ 5,573,110,961
Net Assets consist of:
Paid in capital		$ 6,224,947,637
Undistributed net investment income		22,842,014
Accumulated undistributed net realized gain (loss) on investments		55,931,378
Net unrealized appreciation (depreciation) on investments		(730,610,068)
Net Assets, for 548,554,588 shares outstanding		$ 5,573,110,961
Net Asset Value, offering price and redemption price per share ($5,573,110,961 ÷ 548,554,588 shares)		$ 10.16

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 23,328,624

Expenses
Independent trustees' compensation	$ 11,623
Total expenses before reductions	11,623
Expense reductions	(11,623)	-
Net investment income (loss)		23,328,624
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,473,289)
Capital gain distributions from underlying funds	108,137,159
Total net realized gain (loss)		88,663,870
Change in net unrealized appreciation (depreciation) on underlying funds		(1,139,167,536)
Net gain (loss)		(1,050,503,666)
Net increase (decrease) in net assets resulting from operations		$ (1,027,175,042)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,328,624	$ 92,844,660
Net realized gain (loss)	88,663,870	220,461,638
Change in net unrealized appreciation (depreciation)	(1,139,167,536)	608,997,870
Net increase (decrease) in net assets resulting from operations	(1,027,175,042)	922,304,168
Distributions to shareholders from net investment income	(10,377,008)	(95,007,185)
Distributions to shareholders from net realized gain	(16,143,001)	(54,001,681)
Total distributions	(26,520,009)	(149,008,866)
Share transactions Proceeds from sales of shares	1,051,736,977	2,214,999,798
Reinvestment of distributions	26,489,092	148,849,394
Cost of shares redeemed	(1,360,685,318)	(2,309,882,198)
Net increase (decrease) in net assets resulting from share transactions	(282,459,249)	53,966,994
Total increase (decrease) in net assets	(1,336,154,300)	827,262,296

Net Assets
Beginning of period	6,909,265,261	6,082,002,965
End of period (including undistributed net investment income of $22,842,014 and undistributed net investment income of $9,890,398, respectively)	$ 5,573,110,961	$ 6,909,265,261
Other Information Shares
Sold	90,662,739	203,159,612
Issued in reinvestment of distributions	2,194,705	13,424,060
Redeemed	(118,295,470)	(213,129,001)
Net increase (decrease)	(25,438,026)	3,454,671

Financial Highlights

	Six months ended September 30,	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 10.66	$ 7.36	$ 12.41	$ 13.48	$ 12.89
Income from Investment Operations
Net investment income (loss) D	.04	.16	.18	.22	.23	.19
Net realized and unrealized gain (loss)	(1.87)	1.48	3.40	(4.63)	(.57)	1.01
Total from investment operations	(1.83)	1.64	3.58	(4.41)	(.34)	1.20
Distributions from net investment income	(.02)	(.17)	(.18)	(.20)	(.21)	(.17)
Distributions from net realized gain	(.03)	(.10)	(.10)	(.44)	(.52)	(.44)
Total distributions	(.05)	(.26) H	(.28) G	(.64)	(.73)	(.61)
Net asset value, end of period	$ 10.16	$ 12.04	$ 10.66	$ 7.36	$ 12.41	$ 13.48
Total Return B,C	(15.29)%	15.63%	48.79%	(37.11)%	(3.00)%	9.51%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.49%	1.91%	2.24%	1.70%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,573,111	$ 6,909,265	$ 6,082,003	$ 3,576,031	$ 3,914,977	$ 2,553,737
Portfolio turnover rate	28% A	47%	25%	20%	28%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.6	8.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	3.3
Fidelity Disciplined Equity Fund	8.8	9.2
Fidelity Growth Company Fund	8.3	8.2
Fidelity Series 100 Index Fund	6.4	6.3
Fidelity Series All-Sector Equity Fund	11.2	11.2
Fidelity Series Large Cap Value Fund	9.9	10.6
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
Fidelity Small Cap Growth Fund	1.0	1.1
Fidelity Small Cap Value Fund	1.0	1.1
	51.6	52.8
Developed International Equity Funds
Fidelity Diversified International Fund	0.9	3.0
Fidelity Overseas Fund	0.9	3.0
Fidelity Series International Growth Fund	6.8	5.9
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.5	5.7
	16.6	18.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.1
Fidelity Series High Income Fund	8.4	7.9
	9.1	8.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.2	6.7
Fidelity Strategic Real Return Fund	1.7	1.5
	9.9	8.2
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.6%
Domestic Equity Funds	51.6%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.1%
Investment Grade Bond Funds	9.9%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	52.8%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	8.2%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund	66,928,307	$ 596,331,217
Domestic Equity Funds - 51.6%
Fidelity Blue Chip Growth Fund	5,842,026	231,168,954
Fidelity Disciplined Equity Fund	31,489,267	614,040,715
Fidelity Growth Company Fund	7,436,659	577,828,437
Fidelity Series 100 Index Fund	55,808,971	448,704,130
Fidelity Series All-Sector Equity Fund	71,068,965	781,047,926
Fidelity Series Large Cap Value Fund	71,626,548	691,912,450
Fidelity Series Small Cap Opportunities Fund	12,825,647	115,943,852
Fidelity Small Cap Growth Fund	5,279,007	69,946,848
Fidelity Small Cap Value Fund	5,668,328	68,019,933
TOTAL DOMESTIC EQUITY FUNDS		3,598,613,245
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,450,669,948)		4,194,944,462
International Equity Funds - 20.8%

Developed International Equity Funds - 16.6%
Fidelity Diversified International Fund	2,595,621	64,345,443
Fidelity Overseas Fund	2,348,482	60,520,371
Fidelity Series International Growth Fund	49,966,138	475,677,634
Fidelity Series International Small Cap Fund	10,221,212	104,665,211
Fidelity Series International Value Fund	56,470,074	450,631,192
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,155,839,851
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	20,690,420	294,010,868
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,643,470,227)		1,449,850,719
Bond Funds - 19.0%
	Shares	Value
High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund	5,529,856	$ 52,810,121
Fidelity Series High Income Fund	64,602,400	583,359,674
TOTAL HIGH YIELD BOND FUNDS		636,169,795
Investment Grade Bond Funds - 9.9%
Fidelity Series Investment Grade Bond Fund	48,239,822	573,089,089
Fidelity Strategic Real Return Fund	12,410,827	114,676,045
TOTAL INVESTMENT GRADE BOND FUNDS		687,765,134
TOTAL BOND FUNDS (Cost $1,362,804,545)		1,323,934,929
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,456,944,720)	6,968,730,110
NET OTHER ASSETS (LIABILITIES) - 0.0%	(42)
NET ASSETS - 100%	$ 6,968,730,068
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $1,012,731,393 of which $90,976,931, $422,718,003 and $499,036,459 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $7,456,944,720) - See accompanying schedule		$ 6,968,730,110
Receivable for investments sold		17,460,775
Receivable for fund shares sold		18,610,760
Total assets		7,004,801,645

Liabilities
Payable for investments purchased	$ 16,750,129
Payable for fund shares redeemed	19,321,448
Total liabilities		36,071,577

Net Assets		$ 6,968,730,068
Net Assets consist of:
Paid in capital		$ 7,935,044,816
Undistributed net investment income		27,870,679
Accumulated undistributed net realized gain (loss) on investments		(505,970,817)
Net unrealized appreciation (depreciation) on investments		(488,214,610)
Net Assets, for 984,391,965 shares outstanding		$ 6,968,730,068
Net Asset Value, offering price and redemption price per share ($6,968,730,068 ÷ 984,391,965 shares)		$ 7.08

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,927,343
Interest		14
Total income		29,927,357

Expenses
Independent trustees' compensation	$ 15,091
Total expenses before reductions	15,091
Expense reductions	(15,091)	-
Net investment income (loss)		29,927,357
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	392,003,691
Capital gain distributions from underlying funds	141,042,878
Total net realized gain (loss)		533,046,569
Change in net unrealized appreciation (depreciation) on underlying funds		(1,894,534,582)
Net gain (loss)		(1,361,488,013)
Net increase (decrease) in net assets resulting from operations		$ (1,331,560,656)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,927,357	$ 129,674,774
Net realized gain (loss)	533,046,569	(165,116,496)
Change in net unrealized appreciation (depreciation)	(1,894,534,582)	1,289,117,362
Net increase (decrease) in net assets resulting from operations	(1,331,560,656)	1,253,675,640
Distributions to shareholders from net investment income	(16,131,274)	(132,161,283)
Distributions to shareholders from net realized gain	(18,281,729)	(78,813,054)
Total distributions	(34,413,003)	(210,974,337)
Share transactions Proceeds from sales of shares	1,176,717,383	2,722,284,469
Reinvestment of distributions	34,229,956	210,095,122
Cost of shares redeemed	(1,949,607,177)	(3,524,227,863)
Net increase (decrease) in net assets resulting from share transactions	(738,659,838)	(591,848,272)
Total increase (decrease) in net assets	(2,104,633,497)	450,853,031

Net Assets
Beginning of period	9,073,363,565	8,622,510,534
End of period (including undistributed net investment income of $27,870,679 and undistributed net investment income of $14,074,596, respectively)	$ 6,968,730,068	$ 9,073,363,565
Other Information Shares
Sold	145,374,487	357,969,866
Issued in reinvestment of distributions	4,060,500	27,177,456
Redeemed	(243,320,118)	(464,241,368)
Net increase (decrease)	(93,885,131)	(79,094,046)

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.45	$ 5.10	$ 8.79	$ 9.68	$ 9.33
Income from Investment Operations
Net investment income (loss) D	.03	.12	.13	.15	.16	.14
Net realized and unrealized gain (loss)	(1.33)	1.03	2.42	(3.35)	(.42)	.74
Total from investment operations	(1.30)	1.15	2.55	(3.20)	(.26)	.88
Distributions from net investment income	(.02)	(.12)	(.13)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.02)	(.07)	(.07)	(.34)	(.48)	(.40)
Total distributions	(.03) H	(.19)	(.20) G	(.49)	(.63)	(.53)
Net asset value, end of period	$ 7.08	$ 8.41	$ 7.45	$ 5.10	$ 8.79	$ 9.68
Total Return B,C	(15.49)%	15.66%	50.14%	(38.20)%	(3.29)%	9.68%
Ratios to Average Net Assets E,F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.52%	1.94%	2.22%	1.66%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,968,730	$ 9,073,364	$ 8,622,511	$ 5,336,303	$ 7,010,562	$ 5,894,929
Portfolio turnover rate	24% A	46%	27%	17%	37%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

H Total distributions of $.03 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.017 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.8	9.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.4	3.3
Fidelity Disciplined Equity Fund	9.0	9.4
Fidelity Growth Company Fund	8.5	8.4
Fidelity Series 100 Index Fund	6.6	6.4
Fidelity Series All-Sector Equity Fund	11.5	11.5
Fidelity Series Large Cap Value Fund	10.2	10.8
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
Fidelity Small Cap Growth Fund	1.0	1.1
Fidelity Small Cap Value Fund	1.0	1.1
	52.9	53.8
Developed International Equity Funds
Fidelity Diversified International Fund	0.9	3.0
Fidelity Overseas Fund	0.8	3.0
Fidelity Series International Growth Fund	7.0	6.0
Fidelity Series International Small Cap Fund	1.6	1.2
Fidelity Series International Value Fund	6.7	5.9
	17.0	19.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.4	3.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.2
Fidelity Series High Income Fund	9.8	9.2
	10.7	9.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	5.3	4.0
Fidelity Strategic Real Return Fund	0.9	0.9
	6.2	4.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.8%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	6.2%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.8%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund	21,813,651	$ 194,359,627
Domestic Equity Funds - 52.9%
Fidelity Blue Chip Growth Fund	1,888,234	74,717,405
Fidelity Disciplined Equity Fund	10,172,911	198,371,772
Fidelity Growth Company Fund	2,401,330	186,583,364
Fidelity Series 100 Index Fund	18,025,913	144,928,343
Fidelity Series All-Sector Equity Fund	22,961,792	252,350,096
Fidelity Series Large Cap Value Fund	23,166,236	223,785,836
Fidelity Series Small Cap Opportunities Fund	4,152,023	37,534,291
Fidelity Small Cap Growth Fund	1,706,014	22,604,683
Fidelity Small Cap Value Fund	1,834,533	22,014,394
TOTAL DOMESTIC EQUITY FUNDS		1,162,890,184
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,354,365,634)		1,357,249,811
International Equity Funds - 21.4%

Developed International Equity Funds - 17.0%
Fidelity Diversified International Fund	791,641	19,624,775
Fidelity Overseas Fund	713,459	18,385,833
Fidelity Series International Growth Fund	16,263,347	154,827,063
Fidelity Series International Small Cap Fund	3,324,524	34,043,125
Fidelity Series International Value Fund	18,513,135	147,734,820
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		374,615,616
Emerging Markets Equity Funds - 4.4%
Fidelity Series Emerging Markets Fund	6,744,099	95,833,653
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $513,796,491)		470,449,269
Bond Funds - 16.9%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund	2,154,651	$ 20,576,913
Fidelity Series High Income Fund	23,762,292	214,573,498
TOTAL HIGH YIELD BOND FUNDS		235,150,411
Investment Grade Bond Funds - 6.2%
Fidelity Series Investment Grade Bond Fund	9,873,541	117,297,662
Fidelity Strategic Real Return Fund	2,118,799	19,577,702
TOTAL INVESTMENT GRADE BOND FUNDS		136,875,364
TOTAL BOND FUNDS (Cost $386,783,475)		372,025,775
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,254,945,600)	2,199,724,855
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100%	$ 2,199,724,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $63,832,084 of which $23,238,703, $38,679,503 and $1,913,878 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,254,945,600) - See accompanying schedule		$ 2,199,724,855
Receivable for investments sold		2,155,235
Receivable for fund shares sold		11,118,109
Total assets		2,212,998,199

Liabilities
Payable for investments purchased	$ 10,220,400
Payable for fund shares redeemed	3,052,946
Total liabilities		13,273,346

Net Assets		$ 2,199,724,853
Net Assets consist of:
Paid in capital		$ 2,268,844,918
Undistributed net investment income		8,595,040
Accumulated undistributed net realized gain (loss) on investments		(22,494,360)
Net unrealized appreciation (depreciation) on investments		(55,220,745)
Net Assets, for 263,713,209 shares outstanding		$ 2,199,724,853
Net Asset Value, offering price and redemption price per share ($2,199,724,853 ÷ 263,713,209 shares)		$ 8.34

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,758,819

Expenses
Independent trustees' compensation	$ 4,511
Total expenses before reductions	4,511
Expense reductions	(4,511)	-
Net investment income (loss)		8,758,819
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,468,095
Capital gain distributions from underlying funds	45,149,511
Total net realized gain (loss)		54,617,606
Change in net unrealized appreciation (depreciation) on underlying funds		(491,457,452)
Net gain (loss)		(436,839,846)
Net increase (decrease) in net assets resulting from operations		$ (428,081,027)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,758,819	$ 34,940,099
Net realized gain (loss)	54,617,606	51,339,904
Change in net unrealized appreciation (depreciation)	(491,457,452)	271,040,620
Net increase (decrease) in net assets resulting from operations	(428,081,027)	357,320,623
Distributions to shareholders from net investment income	(4,059,663)	(34,780,994)
Distributions to shareholders from net realized gain	(5,954,119)	(19,789,163)
Total distributions	(10,013,782)	(54,570,157)
Share transactions Proceeds from sales of shares	584,819,417	1,151,849,826
Reinvestment of distributions	10,007,895	54,543,239
Cost of shares redeemed	(617,430,893)	(919,863,496)
Net increase (decrease) in net assets resulting from share transactions	(22,603,581)	286,529,569
Total increase (decrease) in net assets	(460,698,390)	589,280,035

Net Assets
Beginning of period	2,660,423,243	2,071,143,208
End of period (including undistributed net investment income of $8,595,040 and undistributed net investment income of $3,895,884, respectively)	$ 2,199,724,853	$ 2,660,423,243
Other Information Shares
Sold	61,149,203	127,776,448
Issued in reinvestment of distributions	1,000,788	5,941,159
Redeemed	(65,054,645)	(102,201,250)
Net increase (decrease)	(2,904,654)	31,516,357

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 8.81	$ 5.99	$ 10.24	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.14	.16	.18	.18	.11
Net realized and unrealized gain (loss)	(1.63)	1.25	2.88	(4.00)	(.49)	1.01
Total from investment operations	(1.60)	1.39	3.04	(3.82)	(.31)	1.12
Distributions from net investment income	(.02)	(.14)	(.15)	(.15)	(.13)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.07)	(.28)	(.28)	(.09)
Total distributions	(.04)	(.22)	(.22) H	(.43)	(.41)	(.16)
Net asset value, end of period	$ 8.34	$ 9.98	$ 8.81	$ 5.99	$ 10.24	$ 10.96
Total Return B,C	(16.12)%	15.99%	50.86%	(38.60)%	(3.19)%	11.23%
Ratios to Average Net Assets E,G
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.69% A	1.55%	1.97%	2.29%	1.65%	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,199,725	$ 2,660,423	$ 2,071,143	$ 946,939	$ 656,210	$ 177,837
Portfolio turnover rate	37% A	50%	24%	17%	17%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.6	9.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.6	3.5
Fidelity Disciplined Equity Fund	9.5	9.8
Fidelity Growth Company Fund	8.9	8.7
Fidelity Series 100 Index Fund	6.9	6.7
Fidelity Series All-Sector Equity Fund	12.1	12.0
Fidelity Series Large Cap Value Fund	10.7	11.3
Fidelity Series Small Cap Opportunities Fund	1.8	1.9
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.0	1.1
	55.6	56.1
Developed International Equity Funds
Fidelity Diversified International Fund	1.0	3.2
Fidelity Overseas Fund	0.9	3.2
Fidelity Series International Growth Fund	7.4	6.3
Fidelity Series International Small Cap Fund	1.6	1.2
Fidelity Series International Value Fund	7.0	6.1
	17.9	20.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.6	3.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.1
Fidelity Series High Income Fund	9.8	9.3
	10.7	9.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	1.5	0.9
Fidelity Strategic Real Return Fund	0.1	0.1
	1.6	1.0
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	55.6%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	1.6%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	56.1%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	1.0%

Expected
Commodity Funds	9.6%
Domestic Equity Funds	54.4%
Developed International Equity Funds	19.8%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.2%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund	19,538,525	$ 174,088,254
Domestic Equity Funds - 55.6%
Fidelity Blue Chip Growth Fund	1,637,398	64,791,856
Fidelity Disciplined Equity Fund	8,822,413	172,037,050
Fidelity Growth Company Fund	2,082,406	161,802,976
Fidelity Series 100 Index Fund	15,633,892	125,696,492
Fidelity Series All-Sector Equity Fund	19,919,626	218,916,690
Fidelity Series Large Cap Value Fund	20,096,568	194,132,850
Fidelity Series Small Cap Opportunities Fund	3,602,101	32,562,997
Fidelity Small Cap Growth Fund	1,479,717	19,606,245
Fidelity Small Cap Value Fund	1,591,453	19,097,438
TOTAL DOMESTIC EQUITY FUNDS		1,008,644,594
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,208,532,969)		1,182,732,848
International Equity Funds - 22.5%

Developed International Equity Funds - 17.9%
Fidelity Diversified International Fund	731,267	18,128,115
Fidelity Overseas Fund	661,999	17,059,720
Fidelity Series International Growth Fund	14,114,714	134,372,080
Fidelity Series International Small Cap Fund	2,884,265	29,534,874
Fidelity Series International Value Fund	15,798,809	126,074,499
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		325,169,288
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund	5,846,663	83,081,087
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $446,195,964)		408,250,375
Bond Funds - 12.3%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund	1,785,021	$ 17,046,949
Fidelity Series High Income Fund	19,687,687	177,779,817
TOTAL HIGH YIELD BOND FUNDS		194,826,766
Investment Grade Bond Funds - 1.6%
Fidelity Series Investment Grade Bond Fund	2,282,782	27,119,450
Fidelity Strategic Real Return Fund	224,422	2,073,657
TOTAL INVESTMENT GRADE BOND FUNDS		29,193,107
TOTAL BOND FUNDS (Cost $242,743,084)		224,019,873
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,897,472,017)	1,815,003,096
NET OTHER ASSETS (LIABILITIES) - 0.0%	-
NET ASSETS - 100%	$ 1,815,003,096
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $87,094,271 of which $23,028,339, $42,396,294 and $21,669,638 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,897,472,017) - See accompanying schedule		$ 1,815,003,096
Receivable for investments sold		2,303,878
Receivable for fund shares sold		10,622,569
Total assets		1,827,929,543

Liabilities
Payable for investments purchased	$ 10,407,746
Payable for fund shares redeemed	2,518,701
Total liabilities		12,926,447

Net Assets		$ 1,815,003,096
Net Assets consist of:
Paid in capital		$ 1,939,402,044
Undistributed net investment income		5,805,823
Accumulated undistributed net realized gain (loss) on investments		(47,735,850)
Net unrealized appreciation (depreciation) on investments		(82,468,921)
Net Assets, for 222,026,596 shares outstanding		$ 1,815,003,096
Net Asset Value, offering price and redemption price per share ($1,815,003,096 ÷ 222,026,596 shares)		$ 8.17

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,934,285

Expenses
Independent trustees' compensation	$ 3,697
Total expenses before reductions	3,697
Expense reductions	(3,697)	-
Net investment income (loss)		5,934,285
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,003,961
Capital gain distributions from underlying funds	40,391,907
Total net realized gain (loss)		50,395,868
Change in net unrealized appreciation (depreciation) on underlying funds		(429,380,607)
Net gain (loss)		(378,984,739)
Net increase (decrease) in net assets resulting from operations		$ (373,050,454)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,934,285	$ 26,755,611
Net realized gain (loss)	50,395,868	23,729,607
Change in net unrealized appreciation (depreciation)	(429,380,607)	242,695,465
Net increase (decrease) in net assets resulting from operations	(373,050,454)	293,180,683
Distributions to shareholders from net investment income	(2,911,311)	(26,915,933)
Distributions to shareholders from net realized gain	(4,926,727)	(15,184,852)
Total distributions	(7,838,038)	(42,100,785)
Share transactions Proceeds from sales of shares	552,818,143	1,047,228,772
Reinvestment of distributions	7,800,793	41,937,704
Cost of shares redeemed	(530,956,352)	(839,313,165)
Net increase (decrease) in net assets resulting from share transactions	29,662,584	249,853,311
Total increase (decrease) in net assets	(351,225,908)	500,933,209

Net Assets
Beginning of period	2,166,229,004	1,665,295,795
End of period (including undistributed net investment income of $5,805,823 and undistributed net investment income of $2,782,849, respectively)	$ 1,815,003,096	$ 2,166,229,004
Other Information Shares
Sold	58,623,628	117,681,524
Issued in reinvestment of distributions	788,762	4,638,261
Redeemed	(56,734,701)	(94,614,745)
Net increase (decrease)	2,677,689	27,705,040

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.69	$ 5.84	$ 10.26	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.13	.14	.17	.18	.11
Net realized and unrealized gain (loss)	(1.70)	1.27	2.92	(4.15)	(.53)	1.02
Total from investment operations	(1.67)	1.40	3.06	(3.98)	(.35)	1.13
Distributions from net investment income	(.01)	(.13)	(.13)	(.15)	(.12)	(.06)
Distributions from net realized gain	(.02)	(.08)	(.08)	(.29)	(.25)	(.09)
Total distributions	(.04) I	(.21) H	(.21)	(.44)	(.37)	(.15)
Net asset value, end of period	$ 8.17	$ 9.88	$ 8.69	$ 5.84	$ 10.26	$ 10.98
Total Return B,C	(17.02)%	16.29%	52.51%	(40.19)%	(3.53)%	11.33%
Ratios to Average Net Assets E,G
Expenses before reductions J	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.56% A	1.47%	1.85%	2.13%	1.59%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,815,003	$ 2,166,229	$ 1,665,296	$ 767,949	$ 624,662	$ 148,033
Portfolio turnover rate	35% A	51%	23%	20%	16%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.022 per share.

J Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2011
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.6
Fidelity Disciplined Equity Fund	9.7
Fidelity Growth Company Fund	9.1
Fidelity Series 100 Index Fund	7.1
Fidelity Series All-Sector Equity Fund	12.3
Fidelity Series Large Cap Value Fund	11.0
Fidelity Series Small Cap Opportunities Fund	1.8
Fidelity Small Cap Growth Fund	1.1
Fidelity Small Cap Value Fund	1.1
56.8
Developed International Equity Funds
Fidelity Diversified International Fund	0.9
Fidelity Overseas Fund	0.9
Fidelity Series International Growth Fund	7.6
Fidelity Series International Small Cap Fund	1.7
Fidelity Series International Value Fund	6.9
18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	1.0
Fidelity Series High Income Fund	9.7
10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.1
Fidelity Strategic Real Return Fund	0.0
0.1
Net Other Assets (Liabilities) *	0.0
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.7%
Domestic Equity Funds	56.8%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	0.1%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2055 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.5%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund	77,033	$ 686,366
Domestic Equity Funds - 56.8%
Fidelity Blue Chip Growth Fund	6,510	257,616
Fidelity Disciplined Equity Fund	35,010	682,699
Fidelity Growth Company Fund	8,246	640,741
Fidelity Series 100 Index Fund	62,013	498,584
Fidelity Series All-Sector Equity Fund	79,111	869,426
Fidelity Series Large Cap Value Fund	80,147	774,218
Fidelity Series Small Cap Opportunities Fund	14,420	130,359
Fidelity Small Cap Growth Fund	5,886	77,984
Fidelity Small Cap Value Fund	6,357	76,280
TOTAL DOMESTIC EQUITY FUNDS		4,007,907
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,605,895)		4,694,273
International Equity Funds - 22.7%

Developed International Equity Funds - 18.0%
Fidelity Diversified International Fund	2,715	67,295
Fidelity Overseas Fund	2,448	63,097
Fidelity Series International Growth Fund	56,407	536,992
Fidelity Series International Small Cap Fund	11,520	117,970
Fidelity Series International Value Fund	61,203	488,404
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,273,758
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	23,398	332,487
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,969,562)		1,606,245
Bond Funds - 10.8%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund	6,962	$ 66,489
Fidelity Series High Income Fund	75,794	684,418
TOTAL HIGH YIELD BOND FUNDS		750,907
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund	618	7,347
Fidelity Strategic Real Return Fund	128	1,179
TOTAL INVESTMENT GRADE BOND FUNDS		8,526
TOTAL BOND FUNDS (Cost $829,346)		759,433
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,404,803)	7,059,951
NET OTHER ASSETS (LIABILITIES) - 0.0%	14
NET ASSETS - 100%	$ 7,059,965
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $8,404,803) - See accompanying schedule	$ 7,059,951
Receivable for investments sold	15,093
Receivable for fund shares sold	16,337
Total assets	7,091,381

Liabilities
Payable for investments purchased	31,416

Net Assets	$ 7,059,965
Net Assets consist of:
Paid in capital	$ 8,254,880
Undistributed net investment income	12,041
Accumulated undistributed net realized gain (loss) on investments	137,896
Net unrealized appreciation (depreciation) on investments	(1,344,852)
Net Assets, for 848,654 shares outstanding	$ 7,059,965
Net Asset Value, offering price and redemption price per share ($7,059,965 ÷ 848,654 shares)	$ 8.32

Statement of Operations

For the period June 1, 2011 (commencement of operations) to September 30, 2011

Investment Income
Income distributions from underlying funds		$ 12,026
Interest		15
Total income		12,041

Expenses
Independent trustees' compensation	$ 5
Total expenses before reductions	5
Expense reductions	(5)	-
Net investment income (loss)		12,041
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,149)
Capital gain distributions from underlying funds	149,045
Total net realized gain (loss)		137,896
Change in net unrealized appreciation (depreciation) on underlying funds		(1,344,852)
Net gain (loss)		(1,206,956)
Net increase (decrease) in net assets resulting from operations		$ (1,194,915)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to September 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,041
Net realized gain (loss)	137,896
Change in net unrealized appreciation (depreciation)	(1,344,852)
Net increase (decrease) in net assets resulting from operations	(1,194,915)
Share transactions Proceeds from sales of shares	8,374,498
Cost of shares redeemed	(119,618)
Net increase (decrease) in net assets resulting from share transactions	8,254,880
Total increase (decrease) in net assets	7,059,965

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $12,041)	$ 7,059,965
Other Information Shares
Sold	860,921
Redeemed	(12,267)
Net increase (decrease)	848,654

Financial Highlights

Period ended September 30, 2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.02
Net realized and unrealized gain (loss)	(1.70)
Total from investment operations	(1.68)
Net asset value, end of period	$ 8.32
Total Return B	(16.80)%
Ratios to Average Net Assets D,F
Expenses before reductions H	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,060
Portfolio turnover rate	7% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period June 1, 2011 (commencement of operations) to September 30, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2011 (Unaudited)

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund and Freedom 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Freedom 2055 Fund commenced operations on June 1, 2011. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Freedom Income	$ 2,522,449,644	$ 113,136,490	$ (67,744,036)	$ 45,392,454
Freedom 2000	1,275,425,364	71,724,985	(35,427,020)	36,297,965
Freedom 2005	862,260,801	15,095,545	(65,232,228)	(50,136,683)
Freedom 2010	8,130,420,015	215,746,926	(690,651,444)	(474,904,518)
Freedom 2015	7,576,751,769	424,787,686	(483,898,127)	(59,110,441)
Freedom 2020	16,226,794,904	1,004,866,556	(1,132,670,556)	(127,804,000)
Freedom 2025	9,373,895,663	187,343,024	(1,091,182,520)	(903,839,496)
Freedom 2030	12,155,179,149	594,499,061	(1,094,841,460)	(500,342,399)
Freedom 2035	6,317,876,856	91,977,815	(836,743,663)	(744,765,848)
Freedom 2040	7,483,499,124	295,434,149	(810,203,163)	(514,769,014)
Freedom 2045	2,268,675,930	141,257,326	(210,208,401)	(68,951,075)
Freedom 2050	1,908,959,171	105,794,897	(199,750,972)	(93,956,075)
Freedom 2055	8,407,610	1,145	(1,348,804)	(1,347,659)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be March 31, 2012.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	211,250,912	394,353,292
Freedom 2000	107,803,416	232,011,514
Freedom 2005	109,136,152	161,722,038
Freedom 2010	515,736,316	1,742,664,220
Freedom 2015	840,893,929	1,361,854,373
Freedom 2020	1,677,299,460	3,316,675,188
Freedom 2025	1,211,894,646	1,510,229,149
Freedom 2030	1,477,776,076	2,480,032,486
Freedom 2035	930,862,055	1,107,389,393
Freedom 2040	1,013,469,730	1,614,122,629
Freedom 2045	501,314,890	479,528,206
Freedom 2050	442,767,507	374,214,927
Freedom 2055	8,568,082	152,299

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser
Freedom Income	$ 4,891
Freedom 2000	2,515
Freedom 2005	1,577
Freedom 2010	16,129
Freedom 2015	14,992
Freedom 2020	33,479
Freedom 2025	17,220
Freedom 2030	24,660
Freedom 2035	11,623
Freedom 2040	15,091
Freedom 2045	4,511
Freedom 2050	3,697
Freedom 2055	5

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2030
Fidelity Disciplined Equity Fund	-	-	11%	-
Fidelity Series 100 Index Fund	-	-	12%	11%
Fidelity Series All-Sector Equity Fund	-	-	12%	11%
Fidelity Series Commodity Strategy Fund	-	-	11%	11%
Fidelity Series Emerging Markets Fund	-	-	12%	11%
Fidelity Series Emerging Markets Debt Fund	-	-	13%	11%
Fidelity Series High Income Fund	-	-	13%	11%
Fidelity Series Inflation-Protected Bond Index Fund	13%	12%	20%	-
Fidelity Series International Growth Fund	-	-	12%	11%
Fidelity Series International Small Cap Fund	-	-	12%	11%
Fidelity Series International Value Fund	-	-	12%	11%
Fidelity Series Investment Grade Bond Fund	-	-	17%	11%
Fidelity Series Large Cap Value Fund	-	-	12%	11%
Fidelity Series Small Cap Opportunities Fund	-	-	12%	11%
Fidelity Strategic Real Return Fund	-	-	12%	-

Semiannual Report

6. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	54%
Fidelity Series 100 Index Fund	61%
Fidelity Series All-Sector Equity Fund	61%
Fidelity Series Commodity Strategy Fund	59%
Fidelity Series Emerging Markets Fund	61%
Fidelity Series Emerging Markets Debt Fund	61%
Fidelity Series High Income Fund	61%
Fidelity Series Inflation-Protected Bond Index Fund	62%
Fidelity Series International Growth Fund	61%
Fidelity Series International Small Cap Fund	61%
Fidelity Series International Value Fund	61%
Fidelity Series Investment Grade Bond Fund	62%
Fidelity Series Large Cap Value Fund	61%
Fidelity Short-Term Bond Fund	23%
Fidelity Small Cap Growth Fund	37%
Fidelity Small Cap Opportunities Fund	58%
Fidelity Small Cap Value Fund	27%
Fidelity Strategic Real Return Fund	43%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Freedom 2055	59%

Subsequent to period end, the Funds sold all their shares of the Fidelity Strategic Return Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds (other than Fidelity Freedom 2055 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance, given that even competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and glide path construction.

For Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, and Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

Because Freedom 2045 Fund and Freedom 2050 Fund had been in existence less than five calendar years, for each such fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Freedom Income Fund).

Freedom 2000 Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2045 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Freedom 2050 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Freedom Income Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2000 Fund

Freedom 2005 Fund

Semiannual Report

Freedom 2010 Fund

Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2020 Fund

Freedom 2025 Fund

Semiannual Report

Freedom 2030 Fund

Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2040 Fund

Freedom 2045 Fund

Semiannual Report

Freedom 2050 Fund

Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, each underlying fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom 2055 Fund

On March 17, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity Freedom funds.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses (excluding the fees and expenses of underlying funds) in reviewing the Advisory Contracts. The Board noted that the fund does not pay a management fee for investment advisory services. The Board considered that the fund does not pay transfer agent fees. Instead, each underlying fund bears its pro rata portion of the transfer agent fee according to the percentage of the fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of the fund, with limited exceptions.

Based on its review, the Board concluded that the fund's projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-USAN-1111
1.792160.108

Fidelity Freedom K® Funds -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035,
2040, 2045, 2050, 2055

Semiannual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011), except for Fidelity Freedom K® 2055 Fund. For Fidelity Freedom K® 2055 Fund, the actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to September 30, 2011). The hypothetical expense Example is base on an investment of $1,000 invested for the one-half year period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 976.20	$ .25 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 975.00	$ .25 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 935.80	$ .24 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 920.20	$ .24 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 917.80	$ .24 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 899.10	$ .24 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 877.80	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 869.00	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 847.90	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 844.80	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 839.20	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 831.00	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B
Fidelity Freedom K® 2055 Fund	.05%
Actual		$ 1,000.00	$ 832.00	$ .15 C
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 B

A 5% return per year before expenses

B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the period of June 1, 2011 to September 30, 2011).

The fees and expenses of the underlying Fidelity Funds in which the funds invests are not included in the Funds' annualized expense ratio.

Semiannual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	0.7	0.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.8	0.8
Fidelity Disciplined Equity Fund Class F	2.1	2.4
Fidelity Growth Company Fund Class F	1.9	2.1
Fidelity Series 100 Index Fund	1.5	1.6
Fidelity Series All-Sector Equity Fund Class F	2.6	2.9
Fidelity Series Large Cap Value Fund Class F	2.3	2.7
Fidelity Series Small Cap Opportunities Fund Class F	0.4	0.5
Fidelity Small Cap Growth Fund Class F	0.2	0.3
Fidelity Small Cap Value Fund Class F	0.2	0.3
	12.0	13.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.2	0.7
Fidelity Overseas Fund Class F	0.2	0.7
Fidelity Series International Growth Fund Class F	1.6	1.5
Fidelity Series International Small Cap Fund Class F	0.3	0.3
Fidelity Series International Value Fund Class F	1.5	1.4
	3.8	4.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.0	0.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.0*
Fidelity Series High Income Fund Class F	4.6	4.9
	5.1	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.1	11.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	20.6	20.2
Fidelity Strategic Real Return Fund Class F	4.0	4.2
	24.6	24.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	22.5	22.2
Fidelity Short Term Bond Fund Class F	19.2	17.7
	41.7	39.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.7%
Domestic Equity Funds	12.0%
Developed International Equity Funds	3.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	24.6%
Short-Term Funds	41.7%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	13.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	11.0%
Investment Grade Bond Funds	24.4%
Short-Term Funds	39.9%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® Income Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.7%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund Class F	623,939	$ 5,565,538
Domestic Equity Funds - 12.0%
Fidelity Blue Chip Growth Fund Class F	158,026	6,265,725
Fidelity Disciplined Equity Fund Class F	840,102	16,390,400
Fidelity Growth Company Fund Class F	197,128	15,324,747
Fidelity Series 100 Index Fund	1,499,644	12,057,135
Fidelity Series All-Sector Equity Fund Class F	1,892,216	20,833,303
Fidelity Series Large Cap Value Fund Class F	1,923,941	18,604,507
Fidelity Series Small Cap Opportunities Fund Class F	343,682	3,120,632
Fidelity Small Cap Growth Fund Class F	141,166	1,880,331
Fidelity Small Cap Value Fund Class F	155,038	1,863,555
TOTAL DOMESTIC EQUITY FUNDS		96,340,335
TOTAL DOMESTIC EQUITY FUNDS (Cost $109,938,085)		101,905,873
International Equity Funds - 4.8%

Developed International Equity Funds - 3.8%
Fidelity Diversified International Fund Class F	73,211	1,815,622
Fidelity Overseas Fund Class F	66,456	1,712,579
Fidelity Series International Growth Fund Class F	1,343,405	12,829,519
Fidelity Series International Small Cap Fund Class F	270,432	2,777,332
Fidelity Series International Value Fund Class F	1,474,347	11,794,775
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		30,929,827
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund Class F	562,373	8,013,812
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $45,010,080)		38,943,639
Bond Funds - 40.8%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F	388,774	$ 3,712,791
Fidelity Series High Income Fund Class F	4,067,902	36,733,153
TOTAL HIGH YIELD BOND FUNDS		40,445,944
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,924,693	89,469,784
Investment Grade Bond Funds - 24.6%
Fidelity Series Investment Grade Bond Fund Class F	13,972,414	165,992,275
Fidelity Strategic Real Return Fund Class F	3,506,471	32,364,731
TOTAL INVESTMENT GRADE BOND FUNDS		198,357,006
TOTAL BOND FUNDS (Cost $321,657,260)		328,272,734
Short-Term Funds - 41.7%

Fidelity Institutional Money Market Portfolio Class F	180,862,992	180,862,992
Fidelity Short Term Bond Fund Class F	18,178,173	154,332,685
TOTAL SHORT-TERM FUNDS (Cost $334,434,155)		335,195,677
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $811,039,580)	804,317,923
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33,448)
NET ASSETS - 100%	$ 804,284,475
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $811,039,580) - See accompanying schedule		$ 804,317,923
Receivable for investments sold		1,139,134
Receivable for fund shares sold		1,648,131
Total assets		807,105,188

Liabilities
Payable for investments purchased	$ 2,030,690
Payable for fund shares redeemed	756,573
Transfer agent fees payable	33,450
Total liabilities		2,820,713

Net Assets		$ 804,284,475
Net Assets consist of:
Paid in capital		$ 809,128,993
Undistributed net investment income		1,086,450
Accumulated undistributed net realized gain (loss) on investments		790,689
Net unrealized appreciation (depreciation) on investments		(6,721,657)
Net Assets, for 71,718,410 shares outstanding		$ 804,284,475
Net Asset Value, offering price and redemption price per share ($804,284,475 ÷ 71,718,410 shares)		$ 11.21

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,086,569

Expenses
Transfer agent fees	$ 190,357
Independent trustees' compensation	1,212
Total expenses		191,569
Net investment income (loss)		4,895,000
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(293,948)
Capital gain distributions from underlying funds	1,590,960
Total net realized gain (loss)		1,297,012
Change in net unrealized appreciation (depreciation) on underlying funds		(26,026,569)
Net gain (loss)		(24,729,557)
Net increase (decrease) in net assets resulting from operations		$ (19,834,557)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,895,000	$ 6,968,683
Net realized gain (loss)	1,297,012	7,658,530
Change in net unrealized appreciation (depreciation)	(26,026,569)	17,616,003
Net increase (decrease) in net assets resulting from operations	(19,834,557)	32,243,216
Distributions to shareholders from net investment income	(4,536,876)	(6,456,673)
Distributions to shareholders from net realized gain	(4,832,575)	(3,451,587)
Total distributions	(9,369,451)	(9,908,260)
Share transactions Proceeds from sales of shares	346,216,522	628,789,328
Reinvestment of distributions	9,369,451	9,908,260
Cost of shares redeemed	(158,153,022)	(148,753,789)
Net increase (decrease) in net assets resulting from share transactions	197,432,951	489,943,799
Total increase (decrease) in net assets	168,228,943	512,278,755

Net Assets
Beginning of period	636,055,532	123,776,777
End of period (including undistributed net investment income of $1,086,450 and undistributed net investment income of $728,326, respectively)	$ 804,284,475	$ 636,055,532
Other Information Shares
Sold	29,980,039	55,680,023
Issued in reinvestment of distributions	807,315	870,986
Redeemed	(13,731,247)	(13,039,974)
Net increase (decrease)	17,056,107	43,511,035

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.08	.20	.17
Net realized and unrealized gain (loss)	(.35)	.61	1.09
Total from investment operations	(.27)	.81	1.26
Distributions from net investment income	(.07)	(.18)	(.13)
Distributions from net realized gain	(.09)	(.09)	(.03)
Total distributions	(.16)	(.27)	(.16)
Net asset value, end of period	$ 11.21	$ 11.64	$ 11.10
Total Return B	(2.38)%	7.37%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	1.34% A	1.77%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 804,284	$ 636,056	$ 123,777
Portfolio turnover rate	21% A	32%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	1.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.8	0.9
Fidelity Disciplined Equity Fund Class F	2.1	2.4
Fidelity Growth Company Fund Class F	1.9	2.2
Fidelity Series 100 Index Fund	1.5	1.7
Fidelity Series All-Sector Equity Fund Class F	2.6	3.0
Fidelity Series Large Cap Value Fund Class F	2.4	2.8
Fidelity Series Small Cap Opportunities Fund Class F	0.4	0.5
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.2	0.3
	12.2	14.1
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.2	0.7
Fidelity Overseas Fund Class F	0.2	0.7
Fidelity Series International Growth Fund Class F	1.6	1.5
Fidelity Series International Small Cap Fund Class F	0.4	0.3
Fidelity Series International Value Fund Class F	1.5	1.5
	3.9	4.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.0	0.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.1
Fidelity Series High Income Fund Class F	4.5	4.9
	5.0	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.9	10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	20.3	19.6
Fidelity Strategic Real Return Fund Class F	4.0	4.1
	24.3	23.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	22.5	22.1
Fidelity Short Term Bond Fund Class F	19.3	17.7
	41.8	39.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.9%
Domestic Equity Funds	12.2%
Developed International Equity Funds	3.9%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.9%
Investment Grade Bond Funds	24.3%
Short-Term Funds	41.8%

Six months ago
Commodity Funds	1.1%
Domestic Equity Funds	14.1%
Developed International Equity Funds	4.7%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.7%
Investment Grade Bond Funds	23.7%
Short-Term Funds	39.8%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31,2012.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.1%
	Shares	Value
Commodity Funds - 0.9%
Fidelity Series Commodity Strategy Fund Class F	500,933	$ 4,468,321
Domestic Equity Funds - 12.2%
Fidelity Blue Chip Growth Fund Class F	96,773	3,837,066
Fidelity Disciplined Equity Fund Class F	514,100	10,030,099
Fidelity Growth Company Fund Class F	120,629	9,377,727
Fidelity Series 100 Index Fund	917,896	7,379,885
Fidelity Series All-Sector Equity Fund Class F	1,158,178	12,751,545
Fidelity Series Large Cap Value Fund Class F	1,177,700	11,388,360
Fidelity Series Small Cap Opportunities Fund Class F	210,273	1,909,282
Fidelity Small Cap Growth Fund Class F	86,379	1,150,573
Fidelity Small Cap Value Fund Class F	94,869	1,140,330
TOTAL DOMESTIC EQUITY FUNDS		58,964,867
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,378,031)		63,433,188
International Equity Funds - 4.9%

Developed International Equity Funds - 3.9%
Fidelity Diversified International Fund Class F	44,714	1,108,919
Fidelity Overseas Fund Class F	40,582	1,045,787
Fidelity Series International Growth Fund Class F	833,797	7,962,766
Fidelity Series International Small Cap Fund Class F	170,176	1,747,709
Fidelity Series International Value Fund Class F	897,794	7,182,356
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		19,047,537
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund Class F	346,558	4,938,453
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,652,616)		23,985,990
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F	234,366	$ 2,238,194
Fidelity Series High Income Fund Class F	2,434,831	21,986,521
TOTAL HIGH YIELD BOND FUNDS		24,224,715
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,683,619	52,878,055
Investment Grade Bond Funds - 24.3%
Fidelity Series Investment Grade Bond Fund Class F	8,258,783	98,114,345
Fidelity Strategic Real Return Fund Class F	2,107,271	19,450,112
TOTAL INVESTMENT GRADE BOND FUNDS		117,564,457
TOTAL BOND FUNDS (Cost $190,118,199)		194,667,227
Short-Term Funds - 41.8%

Fidelity Institutional Money Market Portfolio Class F	109,104,675	109,104,675
Fidelity Short Term Bond Fund Class F	11,007,255	93,451,598
TOTAL SHORT-TERM FUNDS (Cost $201,929,245)		202,556,273
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $488,078,091)	484,642,678
NET OTHER ASSETS (LIABILITIES) - 0.0%	(20,557)
NET ASSETS - 100%	$ 484,622,121
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $488,078,091) - See accompanying schedule		$ 484,642,678
Receivable for investments sold		612,017
Receivable for fund shares sold		842,842
Total assets		486,097,537

Liabilities
Payable for investments purchased	$ 976,982
Payable for fund shares redeemed	477,873
Transfer agent fees payable	20,561
Total liabilities		1,475,416

Net Assets		$ 484,622,121
Net Assets consist of:
Paid in capital		$ 484,188,599
Undistributed net investment income		3,028,964
Accumulated undistributed net realized gain (loss) on investments		839,971
Net unrealized appreciation (depreciation) on investments		(3,435,413)
Net Assets, for 42,500,165 shares outstanding		$ 484,622,121
Net Asset Value, offering price and redemption price per share ($484,622,121 ÷ 42,500,165 shares)		$ 11.40
Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,181,178

Expenses
Transfer agent fees	$ 120,406
Independent trustees' compensation	773
Total expenses		121,179
Net investment income (loss)		3,059,999
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(30,902)
Capital gain distributions from underlying funds	1,246,378
Total net realized gain (loss)		1,215,476
Change in net unrealized appreciation (depreciation) on underlying funds		(16,903,048)
Net gain (loss)		(15,687,572)
Net increase (decrease) in net assets resulting from operations		$ (12,627,573)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,059,999	$ 4,905,635
Net realized gain (loss)	1,215,476	5,674,571
Change in net unrealized appreciation (depreciation)	(16,903,048)	11,835,565
Net increase (decrease) in net assets resulting from operations	(12,627,573)	22,415,771
Distributions to shareholders from net investment income	(1,163,421)	(4,071,749)
Distributions to shareholders from net realized gain	(3,890,186)	(2,276,488)
Total distributions	(5,053,607)	(6,348,237)
Share transactions Proceeds from sales of shares	169,291,459	383,681,237
Reinvestment of distributions	5,053,607	6,348,237
Cost of shares redeemed	(87,228,081)	(78,384,622)
Net increase (decrease) in net assets resulting from share transactions	87,116,985	311,644,852
Total increase (decrease) in net assets	69,435,805	327,712,386

Net Assets
Beginning of period	415,186,316	87,473,930
End of period (including undistributed net investment income of $3,028,964 and undistributed net investment income of $1,132,386, respectively)	$ 484,622,121	$ 415,186,316
Other Information Shares
Sold	14,423,981	33,527,557
Issued in reinvestment of distributions	428,272	550,228
Redeemed	(7,459,673)	(6,779,360)
Net increase (decrease)	7,392,580	27,298,425

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.08	.20	.19
Net realized and unrealized gain (loss)	(.37)	.65	1.12
Total from investment operations	(.29)	.85	1.31
Distributions from net investment income	(.03)	(.14)	(.06)
Distributions from net realized gain	(.11)	(.08)	(.05)
Total distributions	(.14)	(.22)	(.11)
Net asset value, end of period	$ 11.40	$ 11.83	$ 11.20
Total Return B	(2.50)%	7.68%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	1.33% A	1.74%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 484,622	$ 415,186	$ 87,474
Portfolio turnover rate	24% A	36%	35% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.8	3.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.5	1.7
Fidelity Disciplined Equity Fund Class F	4.0	4.7
Fidelity Growth Company Fund Class F	3.8	4.2
Fidelity Series 100 Index Fund	3.0	3.2
Fidelity Series All-Sector Equity Fund Class F	5.1	5.7
Fidelity Series Large Cap Value Fund Class F	4.6	5.4
Fidelity Series Small Cap Opportunities Fund Class F	0.8	0.9
Fidelity Small Cap Growth Fund Class F	0.5	0.5
Fidelity Small Cap Value Fund Class F	0.5	0.5
	23.8	26.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.5	1.5
Fidelity Overseas Fund Class F	0.5	1.5
Fidelity Series International Growth Fund Class F	3.3	2.9
Fidelity Series International Small Cap Fund Class F	0.7	0.6
Fidelity Series International Value Fund Class F	2.9	2.8
	7.9	9.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.0	1.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.1
Fidelity Series High Income Fund Class F	4.7	4.8
	5.2	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.0	9.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.8	18.4
Fidelity Strategic Real Return Fund Class F	4.0	3.8
	21.8	22.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	15.0	12.5
Fidelity Short Term Bond Fund Class F	12.5	10.0
	27.5	22.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.8%
Domestic Equity Funds	23.8%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	21.8%
Short-Term Funds	27.5%

Six months ago
Commodity Funds	3.6%
Domestic Equity Funds	26.8%
Developed International Equity Funds	9.3%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.2%
Short-Term Funds	22.5%

Expected
Commodity Funds	4.2%
Domestic Equity Funds	23.6%
Developed International Equity Funds	8.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	20.1%
Short-Term Funds	27.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.6%
	Shares	Value
Commodity Funds - 2.8%
Fidelity Series Commodity Strategy Fund Class F	860,850	$ 7,678,778
Domestic Equity Funds - 23.8%
Fidelity Blue Chip Growth Fund Class F	104,713	4,151,864
Fidelity Disciplined Equity Fund Class F	552,061	10,770,701
Fidelity Growth Company Fund Class F	129,674	10,080,825
Fidelity Series 100 Index Fund	988,998	7,951,542
Fidelity Series All-Sector Equity Fund Class F	1,247,532	13,735,325
Fidelity Series Large Cap Value Fund Class F	1,267,715	12,258,804
Fidelity Series Small Cap Opportunities Fund Class F	225,537	2,047,879
Fidelity Small Cap Growth Fund Class F	92,870	1,237,033
Fidelity Small Cap Value Fund Class F	101,763	1,223,188
TOTAL DOMESTIC EQUITY FUNDS		63,457,161
TOTAL DOMESTIC EQUITY FUNDS (Cost $76,474,094)		71,135,939
International Equity Funds - 9.9%

Developed International Equity Funds - 7.9%
Fidelity Diversified International Fund Class F	50,505	1,252,534
Fidelity Overseas Fund Class F	45,748	1,178,929
Fidelity Series International Growth Fund Class F	927,177	8,854,543
Fidelity Series International Small Cap Fund Class F	188,067	1,931,453
Fidelity Series International Value Fund Class F	965,792	7,726,337
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		20,943,796
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund Class F	382,584	5,451,823
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,311,843)		26,395,619
Bond Funds - 36.0%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund Class F	129,749	$ 1,239,104
Fidelity Series High Income Fund Class F	1,402,965	12,668,771
TOTAL HIGH YIELD BOND FUNDS		13,907,875
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,114,823	23,876,355
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund Class F	4,004,174	47,569,584
Fidelity Strategic Real Return Fund Class F	1,145,155	10,569,780
TOTAL INVESTMENT GRADE BOND FUNDS		58,139,364
TOTAL BOND FUNDS (Cost $93,696,399)		95,923,594
Short-Term Funds - 27.5%

Fidelity Institutional Money Market Portfolio Class F	40,119,516	40,119,516
Fidelity Short Term Bond Fund Class F	3,919,496	33,276,520
TOTAL SHORT-TERM FUNDS (Cost $73,228,517)		73,396,036
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $273,710,853)	266,851,188
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,018)
NET ASSETS - 100%	$ 266,839,170
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $273,710,853) - See accompanying schedule		$ 266,851,188
Cash		1
Receivable for investments sold		365,657
Receivable for fund shares sold		428,585
Total assets		267,645,431

Liabilities
Payable for investments purchased	$ 545,851
Payable for fund shares redeemed	248,389
Transfer agent fees payable	12,021
Total liabilities		806,261

Net Assets		$ 266,839,170
Net Assets consist of:
Paid in capital		$ 270,721,263
Undistributed net investment income		1,616,923
Accumulated undistributed net realized gain (loss) on investments		1,360,649
Net unrealized appreciation (depreciation) on investments		(6,859,665)
Net Assets, for 22,532,875 shares outstanding		$ 266,839,170
Net Asset Value, offering price and redemption price per share ($266,839,170 ÷ 22,532,875 shares)		$ 11.84

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,701,046

Expenses
Transfer agent fees	$ 74,673
Independent trustees' compensation	482
Total expenses		75,155
Net investment income (loss)		1,625,891
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(533,436)
Capital gain distributions from underlying funds	2,186,647
Total net realized gain (loss)		1,653,211
Change in net unrealized appreciation (depreciation) on underlying funds		(22,336,954)
Net gain (loss)		(20,683,743)
Net increase (decrease) in net assets resulting from operations		$ (19,057,852)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,625,891	$ 2,773,855
Net realized gain (loss)	1,653,211	4,249,974
Change in net unrealized appreciation (depreciation)	(22,336,954)	13,852,837
Net increase (decrease) in net assets resulting from operations	(19,057,852)	20,876,666
Distributions to shareholders from net investment income	(565,848)	(2,403,590)
Distributions to shareholders from net realized gain	(2,975,940)	(1,692,191)
Total distributions	(3,541,788)	(4,095,781)
Share transactions Proceeds from sales of shares	107,610,200	232,606,824
Reinvestment of distributions	3,541,788	4,095,781
Cost of shares redeemed	(79,529,903)	(60,749,803)
Net increase (decrease) in net assets resulting from share transactions	31,622,085	175,952,802
Total increase (decrease) in net assets	9,022,445	192,733,687

Net Assets
Beginning of period	257,816,725	65,083,038
End of period (including undistributed net investment income of $1,616,923 and undistributed net investment income of $556,880, respectively)	$ 266,839,170	$ 257,816,725
Other Information Shares
Sold	8,575,537	19,228,006
Issued in reinvestment of distributions	277,570	332,048
Redeemed	(6,433,801)	(4,938,344)
Net increase (decrease)	2,419,306	14,621,710

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.21	.18
Net realized and unrealized gain (loss)	(.88)	1.05	1.76
Total from investment operations	(.81)	1.26	1.94
Distributions from net investment income	(.03)	(.17)	(.05)
Distributions from net realized gain	(.14)	(.12)	(.04)
Total distributions	(.17)	(.29)	(.09)
Net asset value, end of period	$ 11.84	$ 12.82	$ 11.85
Total Return B	(6.42)%	10.75%	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.06% A
Expenses net of fee waivers, if any	.05% A	.05%	.06% A
Expenses net of all reductions	.05% A	.05%	.06% A
Net investment income (loss)	1.14% A	1.73%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,839	$ 257,817	$ 65,083
Portfolio turnover rate	44% A	47%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.8	4.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.9	2.0
Fidelity Disciplined Equity Fund Class F	5.1	5.5
Fidelity Growth Company Fund Class F	4.7	4.9
Fidelity Series 100 Index Fund	3.7	3.8
Fidelity Series All-Sector Equity Fund Class F	6.4	6.8
Fidelity Series Large Cap Value Fund Class F	5.7	6.4
Fidelity Series Small Cap Opportunities Fund Class F	1.0	1.1
Fidelity Small Cap Growth Fund Class F	0.6	0.6
Fidelity Small Cap Value Fund Class F	0.6	0.6
	29.7	31.7
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.5	1.7
Fidelity Overseas Fund Class F	0.5	1.8
Fidelity Series International Growth Fund Class F	3.9	3.5
Fidelity Series International Small Cap Fund Class F	0.9	0.7
Fidelity Series International Value Fund Class F	3.7	3.4
	9.5	11.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.5	2.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.1
Fidelity Series High Income Fund Class F	4.8	4.8
	5.3	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.1	9.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.4	21.2
Fidelity Strategic Real Return Fund Class F	4.8	4.5
	27.2	25.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.4	5.9
Fidelity Short Term Bond Fund Class F	5.5	4.7
	11.9	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.8%
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	27.2%
Short-Term Funds	11.9%

Six months ago
Commodity Funds	4.4%
Domestic Equity Funds	31.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.6%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.5%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.9%
Short-Term Funds	11.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund Class F	12,240,631	$ 109,186,431
Domestic Equity Funds - 29.7%
Fidelity Blue Chip Growth Fund Class F	1,398,179	55,437,788
Fidelity Disciplined Equity Fund Class F	7,430,768	144,974,284
Fidelity Growth Company Fund Class F	1,743,778	135,561,285
Fidelity Series 100 Index Fund	13,265,317	106,653,146
Fidelity Series All-Sector Equity Fund Class F	16,738,354	184,289,275
Fidelity Series Large Cap Value Fund Class F	17,016,103	164,545,719
Fidelity Series Small Cap Opportunities Fund Class F	3,039,360	27,597,392
Fidelity Small Cap Growth Fund Class F	1,248,633	16,631,797
Fidelity Small Cap Value Fund Class F	1,371,076	16,480,334
TOTAL DOMESTIC EQUITY FUNDS		852,171,020
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,045,831,667)		961,357,451
International Equity Funds - 12.0%

Developed International Equity Funds - 9.5%
Fidelity Diversified International Fund Class F	637,779	15,816,912
Fidelity Overseas Fund Class F	578,111	14,897,916
Fidelity Series International Growth Fund Class F	11,786,098	112,557,232
Fidelity Series International Small Cap Fund Class F	2,413,303	24,784,622
Fidelity Series International Value Fund Class F	13,098,764	104,790,108
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		272,846,790
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund Class F	4,906,612	69,919,218
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $395,550,259)		342,766,008
Bond Funds - 42.6%
	Shares	Value
High Yield Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F	1,399,125	$ 13,361,642
Fidelity Series High Income Fund Class F	15,423,665	139,275,694
TOTAL HIGH YIELD BOND FUNDS		152,637,336
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	25,628,494	289,345,697
Investment Grade Bond Funds - 27.2%
Fidelity Series Investment Grade Bond Fund Class F	54,043,829	642,040,688
Fidelity Strategic Real Return Fund Class F	14,952,153	138,008,374
TOTAL INVESTMENT GRADE BOND FUNDS		780,049,062
TOTAL BOND FUNDS (Cost $1,195,138,392)		1,222,032,095
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Class F	184,908,707	184,908,707
Fidelity Short Term Bond Fund Class F	18,531,578	157,333,094
TOTAL SHORT-TERM FUNDS (Cost $341,307,417)		342,241,801
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,977,827,735)	2,868,397,355
NET OTHER ASSETS (LIABILITIES) - 0.0%	(122,990)
NET ASSETS - 100%	$ 2,868,274,365
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,977,827,735) - See accompanying schedule		$ 2,868,397,355
Cash		2
Receivable for investments sold		2,769,585
Receivable for fund shares sold		3,088,024
Total assets		2,874,254,966

Liabilities
Payable for investments purchased	$ 2,972,108
Payable for fund shares redeemed	2,885,501
Transfer agent fees payable	122,992
Total liabilities		5,980,601

Net Assets		$ 2,868,274,365
Net Assets consist of:
Paid in capital		$ 2,938,843,860
Undistributed net investment income		16,483,562
Accumulated undistributed net realized gain (loss) on investments		22,377,323
Net unrealized appreciation (depreciation) on investments		(109,430,380)
Net Assets, for 241,014,332 shares outstanding		$ 2,868,274,365
Net Asset Value, offering price and redemption price per share ($2,868,274,365 ÷ 241,014,332 shares)		$ 11.90

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 17,289,294

Expenses
Transfer agent fees	$ 743,494
Independent trustees' compensation	4,853
Total expenses		748,347
Net investment income (loss)		16,540,947
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,552,413)
Capital gain distributions from underlying funds	26,642,373
Total net realized gain (loss)		25,089,960
Change in net unrealized appreciation (depreciation) on underlying funds		(285,824,008)
Net gain (loss)		(260,734,048)
Net increase (decrease) in net assets resulting from operations		$ (244,193,101)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,540,947	$ 30,088,205
Net realized gain (loss)	25,089,960	47,181,645
Change in net unrealized appreciation (depreciation)	(285,824,008)	159,524,123
Net increase (decrease) in net assets resulting from operations	(244,193,101)	236,793,973
Distributions to shareholders from net investment income	(5,996,952)	(25,935,679)
Distributions to shareholders from net realized gain	(33,293,389)	(18,113,533)
Total distributions	(39,290,341)	(44,049,212)
Share transactions Proceeds from sales of shares	997,523,531	2,276,638,377
Reinvestment of distributions	39,290,341	44,049,211
Cost of shares redeemed	(550,292,579)	(523,899,605)
Net increase (decrease) in net assets resulting from share transactions	486,521,293	1,796,787,983
Total increase (decrease) in net assets	203,037,851	1,989,532,744

Net Assets
Beginning of period	2,665,236,514	675,703,770
End of period (including undistributed net investment income of $16,483,562 and undistributed net investment income of $5,939,567, respectively)	$ 2,868,274,365	$ 2,665,236,514
Other Information Shares
Sold	78,211,736	185,049,197
Issued in reinvestment of distributions	3,010,754	3,505,722
Redeemed	(43,309,248)	(41,896,237)
Net increase (decrease)	37,913,242	146,658,682

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.23	.17
Net realized and unrealized gain (loss)	(1.10)	1.21	1.89
Total from investment operations	(1.03)	1.44	2.06
Distributions from net investment income	(.03)	(.17)	(.05)
Distributions from net realized gain	(.16)	(.12)	(.04)
Total distributions	(.19)	(.29)	(.09)
Net asset value, end of period	$ 11.90	$ 13.12	$ 11.97
Total Return B	(7.98)%	12.17%	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	1.16% A	1.82%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,868,274	$ 2,665,237	$ 675,704
Portfolio turnover rate	28% A	42%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.0	4.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.0	2.0
Fidelity Disciplined Equity Fund Class F	5.2	5.7
Fidelity Growth Company Fund Class F	4.8	5.0
Fidelity Series 100 Index Fund	3.8	3.9
Fidelity Series All-Sector Equity Fund Class F	6.6	6.9
Fidelity Series Large Cap Value Fund Class F	5.9	6.5
Fidelity Series Small Cap Opportunities Fund Class F	1.0	1.1
Fidelity Small Cap Growth Fund Class F	0.6	0.7
Fidelity Small Cap Value Fund Class F	0.6	0.7
	30.5	32.5
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.5	1.8
Fidelity Overseas Fund Class F	0.5	1.8
Fidelity Series International Growth Fund Class F	4.1	3.6
Fidelity Series International Small Cap Fund Class F	0.9	0.7
Fidelity Series International Value Fund Class F	3.8	3.5
	9.8	11.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.5	2.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.1
Fidelity Series High Income Fund Class F	4.9	4.8
	5.4	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.5	8.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	23.2	21.8
Fidelity Strategic Real Return Fund Class F	4.5	4.5
	27.7	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.8	5.3
Fidelity Short Term Bond Fund Class F	4.8	4.2
	10.6	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.0%
Domestic Equity Funds	30.5%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	27.7%
Short-Term Funds	10.6%

Six months ago
Commodity Funds	4.5%
Domestic Equity Funds	32.5%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	26.3%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.6%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund Class F	15,934,186	$ 142,132,939
Domestic Equity Funds - 30.5%
Fidelity Blue Chip Growth Fund Class F	1,795,638	71,197,058
Fidelity Disciplined Equity Fund Class F	9,539,496	186,115,563
Fidelity Growth Company Fund Class F	2,238,185	173,996,503
Fidelity Series 100 Index Fund	17,029,613	136,918,086
Fidelity Series All-Sector Equity Fund Class F	21,489,377	236,598,043
Fidelity Series Large Cap Value Fund Class F	21,852,472	211,313,407
Fidelity Series Small Cap Opportunities Fund Class F	3,903,113	35,440,265
Fidelity Small Cap Growth Fund Class F	1,603,587	21,359,780
Fidelity Small Cap Value Fund Class F	1,760,342	21,159,312
TOTAL DOMESTIC EQUITY FUNDS		1,094,098,017
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,351,525,334)		1,236,230,956
International Equity Funds - 12.3%

Developed International Equity Funds - 9.8%
Fidelity Diversified International Fund Class F	809,107	20,065,851
Fidelity Overseas Fund Class F	732,976	18,888,790
Fidelity Series International Growth Fund Class F	15,227,868	145,426,139
Fidelity Series International Small Cap Fund Class F	3,112,956	31,970,060
Fidelity Series International Value Fund Class F	16,849,068	134,792,547
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		351,143,387
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund Class F	6,334,363	90,264,670
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $511,533,768)		441,408,057
Bond Funds - 42.6%
	Shares	Value
High Yield Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F	1,756,687	$ 16,776,359
Fidelity Series High Income Fund Class F	19,353,665	174,763,593
TOTAL HIGH YIELD BOND FUNDS		191,539,952
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	30,222,733	341,214,654
Investment Grade Bond Funds - 27.7%
Fidelity Series Investment Grade Bond Fund Class F	69,869,061	830,044,448
Fidelity Strategic Real Return Fund Class F	17,598,595	162,435,031
TOTAL INVESTMENT GRADE BOND FUNDS		992,479,479
TOTAL BOND FUNDS (Cost $1,494,094,612)		1,525,234,085
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Class F	205,276,734	205,276,734
Fidelity Short Term Bond Fund Class F	20,369,180	172,934,339
TOTAL SHORT-TERM FUNDS (Cost $377,262,132)		378,211,073
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,734,415,846)	3,581,084,171
NET OTHER ASSETS (LIABILITIES) - 0.0%	(154,025)
NET ASSETS - 100%	$ 3,580,930,146
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,734,415,846) - See accompanying schedule		$ 3,581,084,171
Cash		1
Receivable for investments sold		2,939,449
Receivable for fund shares sold		6,016,400
Total assets		3,590,040,021

Liabilities
Payable for investments purchased	$ 7,211,887
Payable for fund shares redeemed	1,743,962
Transfer agent fees payable	154,026
Total liabilities		9,109,875

Net Assets		$ 3,580,930,146
Net Assets consist of:
Paid in capital		$ 3,686,530,104
Undistributed net investment income		20,495,504
Accumulated undistributed net realized gain (loss) on investments		27,236,213
Net unrealized appreciation (depreciation) on investments		(153,331,675)
Net Assets, for 300,478,425 shares outstanding		$ 3,580,930,146
Net Asset Value, offering price and redemption price per share ($3,580,930,146 ÷ 300,478,425 shares)		$ 11.92

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,483,155

Expenses
Transfer agent fees	$ 918,841
Independent trustees' compensation	5,940
Total expenses		924,781
Net investment income (loss)		20,558,374
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,710,243)
Capital gain distributions from underlying funds	34,782,425
Total net realized gain (loss)		31,072,182
Change in net unrealized appreciation (depreciation) on underlying funds		(366,667,848)
Net gain (loss)		(335,595,666)
Net increase (decrease) in net assets resulting from operations		$ (315,037,292)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,558,374	$ 34,972,983
Net realized gain (loss)	31,072,182	55,619,585
Change in net unrealized appreciation (depreciation)	(366,667,848)	190,169,904
Net increase (decrease) in net assets resulting from operations	(315,037,292)	280,762,472
Distributions to shareholders from net investment income	(6,963,286)	(30,312,704)
Distributions to shareholders from net realized gain	(39,044,091)	(22,692,671)
Total distributions	(46,007,377)	(53,005,375)
Share transactions Proceeds from sales of shares	1,409,842,016	2,514,470,292
Reinvestment of distributions	46,007,377	53,005,375
Cost of shares redeemed	(662,728,147)	(516,721,607)
Net increase (decrease) in net assets resulting from share transactions	793,121,246	2,050,754,060
Total increase (decrease) in net assets	432,076,577	2,278,511,157

Net Assets
Beginning of period	3,148,853,569	870,342,412
End of period (including undistributed net investment income of $20,495,504 and undistributed net investment income of $6,900,416, respectively)	$ 3,580,930,146	$ 3,148,853,569
Other Information Shares
Sold	110,159,675	203,481,934
Issued in reinvestment of distributions	3,506,660	4,211,833
Redeemed	(52,344,142)	(40,976,287)
Net increase (decrease)	61,322,193	166,717,480

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.23	.19
Net realized and unrealized gain (loss)	(1.13)	1.24	1.95
Total from investment operations	(1.06)	1.47	2.14
Distributions from net investment income	(.03)	(.18)	(.07)
Distributions from net realized gain	(.16)	(.14)	(.06)
Total distributions	(.19)	(.31)G	(.13)
Net asset value, end of period	$ 11.92	$ 13.17	$ 12.01
Total Return B	(8.22)%	12.42%	21.38%
Ratios to Average Net AssetsD, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	1.16% A	1.83%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,580,930	$ 3,148,854	$ 870,342
Portfolio turnover rate	24% A	35%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.1	5.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.3	2.4
Fidelity Disciplined Equity Fund Class F	6.0	6.7
Fidelity Growth Company Fund Class F	5.6	5.9
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series All-Sector Equity Fund Class F	7.7	8.1
Fidelity Series Large Cap Value Fund Class F	6.8	7.7
Fidelity Series Small Cap Opportunities Fund Class F	1.2	1.3
Fidelity Small Cap Growth Fund Class F	0.7	0.8
Fidelity Small Cap Value Fund Class F	0.7	0.8
	35.4	38.2
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.7	2.1
Fidelity Overseas Fund Class F	0.6	2.2
Fidelity Series International Growth Fund Class F	4.7	4.3
Fidelity Series International Small Cap Fund Class F	1.0	0.8
Fidelity Series International Value Fund Class F	4.4	4.1
	11.4	13.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.9	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.1
Fidelity Series High Income Fund Class F	6.5	6.3
	7.1	6.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	7.4	6.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.5	19.2
Fidelity Strategic Real Return Fund Class F	4.2	4.0
	25.7	23.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.7	2.2
Fidelity Short Term Bond Fund Class F	2.3	1.7
	5.0	3.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.1%
Domestic Equity Funds	35.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	7.4%
Investment Grade Bond Funds	25.7%
Short-Term Funds	5.0%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	38.2%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	6.4%
Inflation-Protected Bond Funds	6.7%
Investment Grade Bond Funds	23.2%
Short-Term Funds	3.9%

Expected
Commodity Funds	6.3%
Domestic Equity Funds	35.5%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.1%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	23.1%
Short-Term Funds	5.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund Class F	43,205,725	$ 385,395,069
Domestic Equity Funds - 35.4%
Fidelity Blue Chip Growth Fund Class F	4,391,984	174,142,174
Fidelity Disciplined Equity Fund Class F	23,343,458	455,430,867
Fidelity Growth Company Fund Class F	5,477,292	425,804,708
Fidelity Series 100 Index Fund	41,664,102	334,979,377
Fidelity Series All-Sector Equity Fund Class F	52,576,189	578,863,838
Fidelity Series Large Cap Value Fund Class F	53,459,312	516,951,544
Fidelity Series Small Cap Opportunities Fund Class F	9,551,904	86,731,290
Fidelity Small Cap Growth Fund Class F	3,923,133	52,256,128
Fidelity Small Cap Value Fund Class F	4,308,055	51,782,827
TOTAL DOMESTIC EQUITY FUNDS		2,676,942,753
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,370,502,279)		3,062,337,822
International Equity Funds - 14.3%

Developed International Equity Funds - 11.4%
Fidelity Diversified International Fund Class F	1,999,546	49,588,740
Fidelity Overseas Fund Class F	1,812,909	46,718,664
Fidelity Series International Growth Fund Class F	37,248,166	355,719,986
Fidelity Series International Small Cap Fund Class F	7,620,741	78,265,009
Fidelity Series International Value Fund Class F	41,204,424	329,635,389
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		859,927,788
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund Class F	15,507,135	220,976,681
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,253,147,378)		1,080,904,469
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund Class F	4,689,392	$ 44,783,690
Fidelity Series High Income Fund Class F	54,361,076	490,880,517
TOTAL HIGH YIELD BOND FUNDS		535,664,207
Inflation-Protected Bond Funds - 7.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	49,190,754	555,363,608
Investment Grade Bond Funds - 25.7%
Fidelity Series Investment Grade Bond Fund Class F	137,163,517	1,629,502,581
Fidelity Strategic Real Return Fund Class F	34,107,517	314,812,379
TOTAL INVESTMENT GRADE BOND FUNDS		1,944,314,960
TOTAL BOND FUNDS (Cost $3,000,801,996)		3,035,342,775
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Class F	205,987,511	205,987,511
Fidelity Short Term Bond Fund Class F	20,697,708	175,723,537
TOTAL SHORT-TERM FUNDS (Cost $381,222,388)		381,711,048
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,005,674,041)	7,560,296,114
NET OTHER ASSETS (LIABILITIES) - 0.0%	(323,463)
NET ASSETS - 100%	$ 7,559,972,651
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $8,005,674,041) - See accompanying schedule		$ 7,560,296,114
Receivable for investments sold		6,172,616
Receivable for fund shares sold		11,526,619
Total assets		7,577,995,349

Liabilities
Payable for investments purchased	$ 14,782,968
Payable for fund shares redeemed	2,916,266
Transfer agent fees payable	323,464
Total liabilities		18,022,698

Net Assets		$ 7,559,972,651
Net Assets consist of:
Paid in capital		$ 7,886,924,192
Undistributed net investment income		41,151,711
Accumulated undistributed net realized gain (loss) on investments		77,274,675
Net unrealized appreciation (depreciation) on investments		(445,377,927)
Net Assets, for 622,717,189 shares outstanding		$ 7,559,972,651
Net Asset Value, offering price and redemption price per share ($7,559,972,651 ÷ 622,717,189 shares)		$ 12.14

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 43,380,858

Expenses
Transfer agent fees	$ 1,925,673
Independent trustees' compensation	12,445
Total expenses		1,938,118
Net investment income (loss)		41,442,740
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,064,171)
Capital gain distributions from underlying funds	91,595,970
Total net realized gain (loss)		85,531,799
Change in net unrealized appreciation (depreciation) on underlying funds		(944,995,320)
Net gain (loss)		(859,463,521)
Net increase (decrease) in net assets resulting from operations		$ (818,020,781)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,442,740	$ 74,316,486
Net realized gain (loss)	85,531,799	125,780,649
Change in net unrealized appreciation (depreciation)	(944,995,320)	451,256,230
Net increase (decrease) in net assets resulting from operations	(818,020,781)	651,353,365
Distributions to shareholders from net investment income	(14,079,593)	(64,244,076)
Distributions to shareholders from net realized gain	(96,042,835)	(42,663,330)
Total distributions	(110,122,428)	(106,907,406)
Share transactions Proceeds from sales of shares	2,767,833,600	5,176,080,099
Reinvestment of distributions	110,122,428	106,907,406
Cost of shares redeemed	(1,022,409,021)	(780,214,211)
Net increase (decrease) in net assets resulting from share transactions	1,855,547,007	4,502,773,294
Total increase (decrease) in net assets	927,403,798	5,047,219,253

Net Assets
Beginning of period	6,632,568,853	1,585,349,600
End of period (including undistributed net investment income of $41,151,711 and undistributed net investment income of $13,788,564, respectively)	$ 7,559,972,651	$ 6,632,568,853
Other Information Shares
Sold	209,426,158	407,011,827
Issued in reinvestment of distributions	8,079,415	8,197,375
Redeemed	(78,247,516)	(59,907,306)
Net increase (decrease)	139,258,057	355,301,896

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.24	.18
Net realized and unrealized gain (loss)	(1.43)	1.42	2.30
Total from investment operations	(1.36)	1.66	2.48
Distributions from net investment income	(.03)	(.18)	(.06)
Distributions from net realized gain	(.19)	(.13)	(.05)
Total distributions	(.22)	(.31)	(.11)
Net asset value, end of period	$ 12.14	$ 13.72	$ 12.37
Total Return B	(10.09)%	13.62%	24.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	1.12% A	1.89%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,559,973	$ 6,632,569	$ 1,585,350
Portfolio turnover rate	21% A	37%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.3	6.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.7	2.7
Fidelity Disciplined Equity Fund Class F	7.2	7.7
Fidelity Growth Company Fund Class F	6.7	6.9
Fidelity Series 100 Index Fund	5.3	5.2
Fidelity Series All-Sector Equity Fund Class F	9.1	9.4
Fidelity Series Large Cap Value Fund Class F	8.1	8.8
Fidelity Series Small Cap Opportunities Fund Class F	1.4	1.5
Fidelity Small Cap Growth Fund Class F	0.8	0.9
Fidelity Small Cap Value Fund Class F	0.8	0.9
	42.1	44.0
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.8	2.5
Fidelity Overseas Fund Class F	0.7	2.5
Fidelity Series International Growth Fund Class F	5.6	4.9
Fidelity Series International Small Cap Fund Class F	1.2	0.9
Fidelity Series International Value Fund Class F	5.2	4.8
	13.5	15.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.5	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.1
Fidelity Series High Income Fund Class F	7.4	7.1
	8.1	7.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.2	3.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	18.7	16.4
Fidelity Strategic Real Return Fund Class F	3.4	3.3
	22.1	19.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.1	0.1
Fidelity Short Term Bond Fund Class F	0.1	0.0*
	0.2	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.3%
Domestic Equity Funds	42.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	4.2%
Investment Grade Bond Funds	22.1%
Short-Term Funds	0.2%

Six months ago
Commodity Funds	6.8%
Domestic Equity Funds	44.0%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.7%
Short-Term Funds	0.1%

Expected
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	18.7%
Short-Term Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.4%
	Shares	Value
Commodity Funds - 6.3%
Fidelity Series Commodity Strategy Fund Class F	27,886,035	$ 248,743,431
Domestic Equity Funds - 42.1%
Fidelity Blue Chip Growth Fund Class F	2,731,975	108,322,801
Fidelity Disciplined Equity Fund Class F	14,511,546	283,120,264
Fidelity Growth Company Fund Class F	3,404,899	264,696,877
Fidelity Series 100 Index Fund	25,905,531	208,280,468
Fidelity Series All-Sector Equity Fund Class F	32,692,614	359,945,678
Fidelity Series Large Cap Value Fund Class F	33,243,198	321,461,724
Fidelity Series Small Cap Opportunities Fund Class F	5,937,872	53,915,879
Fidelity Small Cap Growth Fund Class F	2,439,318	32,491,715
Fidelity Small Cap Value Fund Class F	2,677,836	32,187,592
TOTAL DOMESTIC EQUITY FUNDS		1,664,422,998
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,114,581,120)		1,913,166,429
International Equity Funds - 17.0%

Developed International Equity Funds - 13.5%
Fidelity Diversified International Fund Class F	1,227,968	30,453,616
Fidelity Overseas Fund Class F	1,111,924	28,654,281
Fidelity Series International Growth Fund Class F	23,246,119	222,000,438
Fidelity Series International Small Cap Fund Class F	4,748,499	48,767,090
Fidelity Series International Value Fund Class F	25,570,358	204,562,864
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		534,438,289
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund Class F	9,665,184	137,728,871
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $783,410,270)		672,167,160
Bond Funds - 34.4%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund Class F	2,895,826	$ 27,655,134
Fidelity Series High Income Fund Class F	32,421,119	292,762,700
TOTAL HIGH YIELD BOND FUNDS		320,417,834
Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,610,492	164,952,450
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund Class F	62,130,417	738,109,356
Fidelity Strategic Real Return Fund Class F	14,712,584	135,797,150
TOTAL INVESTMENT GRADE BOND FUNDS		873,906,506
TOTAL BOND FUNDS (Cost $1,356,296,512)		1,359,276,790
Short-Term Funds - 0.2%

Fidelity Institutional Money Market Portfolio Class F	4,806,420	4,806,420
Fidelity Short Term Bond Fund Class F	471,564	4,003,577
TOTAL SHORT-TERM FUNDS (Cost $8,816,931)		8,809,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,263,104,833)	3,953,420,376
NET OTHER ASSETS (LIABILITIES) - 0.0%	(171,306)
NET ASSETS - 100%	$ 3,953,249,070
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $4,263,104,833) - See accompanying schedule		$ 3,953,420,376
Cash		1
Receivable for investments sold		4,381,629
Receivable for fund shares sold		9,081,545
Total assets		3,966,883,551

Liabilities
Payable for investments purchased	$ 12,331,376
Payable for fund shares redeemed	1,131,798
Transfer agent fees payable	171,307
Total liabilities		13,634,481

Net Assets		$ 3,953,249,070
Net Assets consist of:
Paid in capital		$ 4,194,861,399
Undistributed net investment income		19,679,564
Accumulated undistributed net realized gain (loss) on investments		48,392,564
Net unrealized appreciation (depreciation) on investments		(309,684,457)
Net Assets, for 327,579,658 shares outstanding		$ 3,953,249,070
Net Asset Value, offering price and redemption price per share ($3,953,249,070 ÷ 327,579,658 shares)		$ 12.07

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 20,887,039

Expenses
Transfer agent fees	$ 1,023,920
Independent trustees' compensation	6,598
Total expenses		1,030,518
Net investment income (loss)		19,856,521
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,432,661)
Capital gain distributions from underlying funds	59,714,678
Total net realized gain (loss)		52,282,017
Change in net unrealized appreciation (depreciation) on underlying funds		(606,224,165)
Net gain (loss)		(553,942,148)
Net increase (decrease) in net assets resulting from operations		$ (534,085,627)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,856,521	$ 39,091,532
Net realized gain (loss)	52,282,017	72,153,153
Change in net unrealized appreciation (depreciation)	(606,224,165)	265,539,042
Net increase (decrease) in net assets resulting from operations	(534,085,627)	376,783,727
Distributions to shareholders from net investment income	(6,771,592)	(34,402,821)
Distributions to shareholders from net realized gain	(56,256,248)	(23,042,290)
Total distributions	(63,027,840)	(57,445,111)
Share transactions Proceeds from sales of shares	1,631,432,823	2,604,764,940
Reinvestment of distributions	63,027,840	57,445,111
Cost of shares redeemed	(598,244,558)	(457,819,704)
Net increase (decrease) in net assets resulting from share transactions	1,096,216,105	2,204,390,347
Total increase (decrease) in net assets	499,102,638	2,523,728,963

Net Assets
Beginning of period	3,454,146,432	930,417,469
End of period (including undistributed net investment income of $19,679,564 and undistributed net investment income of $6,594,635, respectively)	$ 3,953,249,070	$ 3,454,146,432
Other Information Shares
Sold	121,947,964	202,487,978
Issued in reinvestment of distributions	4,544,185	4,343,712
Redeemed	(45,764,843)	(34,400,118)
Net increase (decrease)	80,727,306	172,431,572

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.25	.18
Net realized and unrealized gain (loss)	(1.75)	1.57	2.44
Total from investment operations	(1.68)	1.82	2.62
Distributions from net investment income	(.03)	(.19)	(.07)
Distributions from net realized gain	(.22)	(.14)	(.05)
Total distributions	(.24) G	(.33)	(.12)
Net asset value, end of period	$ 12.07	$ 13.99	$ 12.50
Total Return B	(12.22)%	14.72%	26.24%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	1.01% A	1.90%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,953,249	$ 3,454,146	$ 930,417
Portfolio turnover rate	23% A	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.24 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.216 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.9	7.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.9	2.9
Fidelity Disciplined Equity Fund Class F	7.6	8.2
Fidelity Growth Company Fund Class F	7.1	7.3
Fidelity Series 100 Index Fund	5.5	5.5
Fidelity Series All-Sector Equity Fund Class F	9.7	9.9
Fidelity Series Large Cap Value Fund Class F	8.5	9.4
Fidelity Series Small Cap Opportunities Fund Class F	1.4	1.6
Fidelity Small Cap Growth Fund Class F	0.9	0.9
Fidelity Small Cap Value Fund Class F	0.8	0.9
	44.4	46.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.8	2.6
Fidelity Overseas Fund Class F	0.8	2.6
Fidelity Series International Growth Fund Class F	5.9	5.2
Fidelity Series International Small Cap Fund Class F	1.3	1.0
Fidelity Series International Value Fund Class F	5.5	5.1
	14.3	16.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.6	3.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.1
Fidelity Series High Income Fund Class F	7.4	7.2
	8.1	7.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	18.7	15.5
Fidelity Strategic Real Return Fund Class F	3.4	3.2
	22.1	18.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.9%
Domestic Equity Funds	44.4%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	22.1%

Six months ago
Commodity Funds	7.4%
Domestic Equity Funds	46.6%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	18.7%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.5%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.0%
Investment Grade Bond Funds	19.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.3%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund Class F	43,254,505	$ 385,830,181
Domestic Equity Funds - 44.4%
Fidelity Blue Chip Growth Fund Class F	4,001,375	158,654,536
Fidelity Disciplined Equity Fund Class F	21,601,173	421,438,888
Fidelity Growth Company Fund Class F	5,102,315	396,654,005
Fidelity Series 100 Index Fund	38,303,017	307,956,254
Fidelity Series All-Sector Equity Fund Class F	48,736,856	536,592,781
Fidelity Series Large Cap Value Fund Class F	49,100,430	474,801,160
Fidelity Series Small Cap Opportunities Fund Class F	8,760,376	79,544,211
Fidelity Small Cap Growth Fund Class F	3,605,030	48,019,006
Fidelity Small Cap Value Fund Class F	3,882,834	46,671,664
TOTAL DOMESTIC EQUITY FUNDS		2,470,332,505
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,158,293,544)		2,856,162,686
International Equity Funds - 17.9%

Developed International Equity Funds - 14.3%
Fidelity Diversified International Fund Class F	1,826,286	45,291,904
Fidelity Overseas Fund Class F	1,655,385	42,659,276
Fidelity Series International Growth Fund Class F	34,107,213	325,723,882
Fidelity Series International Small Cap Fund Class F	6,984,664	71,732,503
Fidelity Series International Value Fund Class F	38,328,853	306,630,820
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		792,038,385

	Shares	Value
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund Class F	14,133,474	$ 201,402,001
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,155,622,900)		993,440,386
Bond Funds - 30.8%

High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund Class F	4,089,541	39,055,119
Fidelity Series High Income Fund Class F	45,590,471	411,681,951
TOTAL HIGH YIELD BOND FUNDS		450,737,070
Inflation-Protected Bond Funds - 0.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,734,224	30,869,384
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund Class F	87,600,627	1,040,695,444
Fidelity Strategic Real Return Fund Class F	20,551,941	189,694,418
TOTAL INVESTMENT GRADE BOND FUNDS		1,230,389,862
TOTAL BOND FUNDS (Cost $1,722,717,306)		1,711,996,316
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,036,633,750)	5,561,599,388
NET OTHER ASSETS (LIABILITIES) - 0.0%	(239,166)
NET ASSETS - 100%	$ 5,561,360,222
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $6,036,633,750) - See accompanying schedule		$ 5,561,599,388
Receivable for investments sold		4,341,810
Receivable for fund shares sold		12,467,198
Total assets		5,578,408,396

Liabilities
Payable for investments purchased	$ 14,771,447
Payable for fund shares redeemed	2,037,564
Transfer agent fees payable	239,163
Total liabilities		17,048,174

Net Assets		$ 5,561,360,222
Net Assets consist of:
Paid in capital		$ 5,930,732,947
Undistributed net investment income		26,576,629
Accumulated undistributed net realized gain (loss) on investments		79,085,008
Net unrealized appreciation (depreciation) on investments		(475,034,362)
Net Assets, for 457,943,229 shares outstanding		$ 5,561,360,222
Net Asset Value, offering price and redemption price per share ($5,561,360,222 ÷ 457,943,229 shares)		$ 12.14

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 28,101,508

Expenses
Transfer agent fees	$ 1,421,325
Independent trustees' compensation	9,180
Total expenses		1,430,505
Net investment income (loss)		26,671,003
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,749,891)
Capital gain distributions from underlying funds	89,566,220
Total net realized gain (loss)		84,816,329
Change in net unrealized appreciation (depreciation) on underlying funds		(906,093,364)
Net gain (loss)		(821,277,035)
Net increase (decrease) in net assets resulting from operations		$ (794,606,032)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,671,003	$ 54,179,742
Net realized gain (loss)	84,816,329	102,158,040
Change in net unrealized appreciation (depreciation)	(906,093,364)	383,358,240
Net increase (decrease) in net assets resulting from operations	(794,606,032)	539,696,022
Distributions to shareholders from net investment income	(8,977,845)	(47,456,102)
Distributions to shareholders from net realized gain	(81,518,765)	(31,417,069)
Total distributions	(90,496,610)	(78,873,171)
Share transactions Proceeds from sales of shares	2,098,342,643	3,635,287,928
Reinvestment of distributions	90,496,610	78,873,171
Cost of shares redeemed	(632,781,559)	(565,489,153)
Net increase (decrease) in net assets resulting from share transactions	1,556,057,694	3,148,671,946
Total increase (decrease) in net assets	670,955,052	3,609,494,797

Net Assets
Beginning of period	4,890,405,170	1,280,910,373
End of period (including undistributed net investment income of $26,576,629 and undistributed net investment income of $8,883,471, respectively)	$ 5,561,360,222	$ 4,890,405,170
Other Information Shares
Sold	155,264,231	278,967,300
Issued in reinvestment of distributions	6,422,754	5,875,382
Redeemed	(47,539,871)	(42,112,445)
Net increase (decrease)	114,147,114	242,730,237

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.25	.17
Net realized and unrealized gain (loss)	(1.90)	1.62	2.62
Total from investment operations	(1.83)	1.87	2.79
Distributions from net investment income	(.03)	(.18)	(.07)
Distributions from net realized gain	(.23)	(.14)	(.05)
Total distributions	(.25) G	(.32)	(.12)
Net asset value, end of period	$ 12.14	$ 14.22	$ 12.67
Total Return B	(13.10)%	14.95%	27.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	.97% A	1.88%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,561,360	$ 4,890,405	$ 1,280,910
Portfolio turnover rate	19% A	37%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.227 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.3	8.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	3.2
Fidelity Disciplined Equity Fund Class F	8.7	9.1
Fidelity Growth Company Fund Class F	8.2	8.1
Fidelity Series 100 Index Fund	6.4	6.2
Fidelity Series All-Sector Equity Fund Class F	11.1	11.1
Fidelity Series Large Cap Value Fund Class F	9.8	10.5
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.8
Fidelity Small Cap Growth Fund Class F	1.0	1.1
Fidelity Small Cap Value Fund Class F	1.0	1.1
	51.2	52.2
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.9	2.9
Fidelity Overseas Fund Class F	0.8	2.9
Fidelity Series International Growth Fund Class F	6.8	5.9
Fidelity Series International Small Cap Fund Class F	1.5	1.1
Fidelity Series International Value Fund Class F	6.4	5.7
	16.4	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.2	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.1
Fidelity Series High Income Fund Class F	7.5	7.0
	8.2	7.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	9.8	8.2
Fidelity Strategic Real Return Fund Class F	1.9	1.8
	11.7	10.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.3%
Domestic Equity Funds	51.2%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	11.7%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	52.2%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.1%
Investment Grade Bond Funds	10.0%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.2%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund Class F	25,451,734	$ 227,029,467
Domestic Equity Funds - 51.2%
Fidelity Blue Chip Growth Fund Class F	2,270,687	90,032,737
Fidelity Disciplined Equity Fund Class F	12,254,471	239,084,726
Fidelity Growth Company Fund Class F	2,894,071	224,985,103
Fidelity Series 100 Index Fund	21,727,945	174,692,676
Fidelity Series All-Sector Equity Fund Class F	27,647,493	304,398,893
Fidelity Series Large Cap Value Fund Class F	27,866,232	269,466,465
Fidelity Series Small Cap Opportunities Fund Class F	4,973,833	45,162,407
Fidelity Small Cap Growth Fund Class F	2,045,359	27,244,176
Fidelity Small Cap Value Fund Class F	2,204,007	26,492,160
TOTAL DOMESTIC EQUITY FUNDS		1,401,559,343
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,810,746,087)		1,628,588,810
International Equity Funds - 20.6%

Developed International Equity Funds - 16.4%
Fidelity Diversified International Fund Class F	998,967	24,774,391
Fidelity Overseas Fund Class F	903,216	23,275,887
Fidelity Series International Growth Fund Class F	19,443,030	185,680,934
Fidelity Series International Small Cap Fund Class F	3,980,601	40,880,774
Fidelity Series International Value Fund Class F	21,954,994	175,639,949
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		450,251,935

	Shares	Value
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund Class F	8,069,318	$ 114,987,788
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $660,669,613)		565,239,723
Bond Funds - 19.9%

High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund Class F	2,018,372	19,275,453
Fidelity Series High Income Fund Class F	22,624,244	204,296,920
TOTAL HIGH YIELD BOND FUNDS		223,572,373
Investment Grade Bond Funds - 11.7%
Fidelity Series Investment Grade Bond Fund Class F	22,691,153	269,570,898
Fidelity Strategic Real Return Fund Class F	5,616,907	51,844,048
TOTAL INVESTMENT GRADE BOND FUNDS		321,414,946
TOTAL BOND FUNDS (Cost $558,437,048)		544,987,319
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,029,852,748)	2,738,815,852
NET OTHER ASSETS (LIABILITIES) - 0.0%	(117,742)
NET ASSETS - 100%	$ 2,738,698,110
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,029,852,748) - See accompanying schedule		$ 2,738,815,852
Receivable for investments sold		2,357,652
Receivable for fund shares sold		9,360,886
Total assets		2,750,534,390

Liabilities
Payable for investments purchased	$ 10,387,733
Payable for fund shares redeemed	1,330,805
Transfer agent fees payable	117,742
Total liabilities		11,836,280

Net Assets		$ 2,738,698,110
Net Assets consist of:
Paid in capital		$ 2,976,281,382
Undistributed net investment income		9,094,948
Accumulated undistributed net realized gain (loss) on investments		44,358,676
Net unrealized appreciation (depreciation) on investments		(291,036,896)
Net Assets, for 227,552,962 shares outstanding		$ 2,738,698,110
Net Asset Value, offering price and redemption price per share ($2,738,698,110 ÷ 227,552,962 shares)		$ 12.04

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,853,722

Expenses
Transfer agent fees	$ 694,805
Independent trustees' compensation	4,461
Total expenses		699,266
Net investment income (loss)		9,154,456
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,803,835)
Capital gain distributions from underlying funds	52,124,057
Total net realized gain (loss)		47,320,222
Change in net unrealized appreciation (depreciation) on underlying funds		(516,389,786)
Net gain (loss)		(469,069,564)
Net increase (decrease) in net assets resulting from operations		$ (459,915,108)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,154,456	$ 23,995,515
Net realized gain (loss)	47,320,222	49,669,679
Change in net unrealized appreciation (depreciation)	(516,389,786)	200,927,540
Net increase (decrease) in net assets resulting from operations	(459,915,108)	274,592,734
Distributions to shareholders from net investment income	(3,235,652)	(21,882,051)
Distributions to shareholders from net realized gain	(41,382,165)	(13,528,536)
Total distributions	(44,617,817)	(35,410,587)
Share transactions Proceeds from sales of shares	1,207,294,295	1,728,304,359
Reinvestment of distributions	44,617,817	35,410,587
Cost of shares redeemed	(330,584,248)	(313,046,023)
Net increase (decrease) in net assets resulting from share transactions	921,327,864	1,450,668,923
Total increase (decrease) in net assets	416,794,939	1,689,851,070

Net Assets
Beginning of period	2,321,903,171	632,052,101
End of period (including undistributed net investment income of $9,094,948 and undistributed net investment income of $3,176,144, respectively)	$ 2,738,698,110	$ 2,321,903,171
Other Information Shares
Sold	88,639,277	131,473,248
Issued in reinvestment of distributions	3,126,687	2,608,012
Redeemed	(24,777,419)	(22,974,454)
Net increase (decrease)	66,988,545	111,106,806

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.23	.15
Net realized and unrealized gain (loss)	(2.21)	1.76	2.74
Total from investment operations	(2.16)	1.99	2.89
Distributions from net investment income	(.02)	(.18)	(.06)
Distributions from net realized gain	(.24)	(.13)	(.05)
Total distributions	(.26)	(.31)	(.11)
Net asset value, end of period	$ 12.04	$ 14.46	$ 12.78
Total Return B	(15.21)%	15.76%	28.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	.68% A	1.75%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,738,698	$ 2,321,903	$ 632,052
Portfolio turnover rate	19% A	37%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.6	8.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	3.3
Fidelity Disciplined Equity Fund Class F	8.8	9.2
Fidelity Growth Company Fund Class F	8.3	8.2
Fidelity Series 100 Index Fund	6.4	6.3
Fidelity Series All-Sector Equity Fund Class F	11.2	11.2
Fidelity Series Large Cap Value Fund Class F	9.9	10.6
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.8
Fidelity Small Cap Growth Fund Class F	1.0	1.1
Fidelity Small Cap Value Fund Class F	1.0	1.1
	51.6	52.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.9	3.0
Fidelity Overseas Fund Class F	0.9	3.0
Fidelity Series International Growth Fund Class F	6.8	5.9
Fidelity Series International Small Cap Fund Class F	1.5	1.1
Fidelity Series International Value Fund Class F	6.5	5.7
	16.6	18.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.2	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.1
Fidelity Series High Income Fund Class F	8.4	7.9
	9.1	8.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	8.2	6.7
Fidelity Strategic Real Return Fund Class F	1.7	1.5
	9.9	8.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.6%
Domestic Equity Funds	51.6%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.1%
Investment Grade Bond Funds	9.9%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	52.8%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	8.2%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund Class F	31,564,132	$ 281,552,060
Domestic Equity Funds - 51.6%
Fidelity Blue Chip Growth Fund Class F	2,752,678	109,143,668
Fidelity Disciplined Equity Fund Class F	14,858,114	289,881,796
Fidelity Growth Company Fund Class F	3,509,129	272,799,685
Fidelity Series 100 Index Fund	26,345,606	211,818,673
Fidelity Series All-Sector Equity Fund Class F	33,521,860	369,075,682
Fidelity Series Large Cap Value Fund Class F	33,779,668	326,649,390
Fidelity Series Small Cap Opportunities Fund Class F	6,029,018	54,743,481
Fidelity Small Cap Growth Fund Class F	2,479,480	33,026,679
Fidelity Small Cap Value Fund Class F	2,671,520	32,111,672
TOTAL DOMESTIC EQUITY FUNDS		1,699,250,726
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,198,804,150)		1,980,802,786
International Equity Funds - 20.8%

Developed International Equity Funds - 16.6%
Fidelity Diversified International Fund Class F	1,225,039	30,380,972
Fidelity Overseas Fund Class F	1,108,803	28,573,850
Fidelity Series International Growth Fund Class F	23,490,415	224,333,460
Fidelity Series International Small Cap Fund Class F	4,811,317	49,412,228
Fidelity Series International Value Fund Class F	26,590,315	212,722,519
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		545,423,029

	Shares	Value
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund Class F	9,741,385	$ 138,814,732
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $798,818,091)		684,237,761
Bond Funds - 19.0%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F	2,603,252	24,861,059
Fidelity Series High Income Fund Class F	30,494,698	275,367,125
TOTAL HIGH YIELD BOND FUNDS		300,228,184
Investment Grade Bond Funds - 9.9%
Fidelity Series Investment Grade Bond Fund Class F	22,753,393	270,310,307
Fidelity Strategic Real Return Fund Class F	5,865,023	54,134,160
TOTAL INVESTMENT GRADE BOND FUNDS		324,444,467
TOTAL BOND FUNDS (Cost $645,791,186)		624,672,651
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,643,413,427)	3,289,713,198
NET OTHER ASSETS (LIABILITIES) - 0.0%	(141,866)
NET ASSETS - 100%	$ 3,289,571,332
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,643,413,427) - See accompanying schedule		$ 3,289,713,198
Receivable for investments sold		2,851,259
Receivable for fund shares sold		10,886,681
Total assets		3,303,451,138

Liabilities
Payable for investments purchased	$ 11,909,404
Payable for fund shares redeemed	1,828,537
Transfer agent fees payable	141,865
Total liabilities		13,879,806

Net Assets		$ 3,289,571,332
Net Assets consist of:
Paid in capital		$ 3,578,722,100
Undistributed net investment income		11,130,882
Accumulated undistributed net realized gain (loss) on investments		53,418,579
Net unrealized appreciation (depreciation) on investments		(353,700,229)
Net Assets, for 272,686,251 shares outstanding		$ 3,289,571,332
Net Asset Value, offering price and redemption price per share ($3,289,571,332 ÷ 272,686,251 shares)		$ 12.06

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,962,842

Expenses
Transfer agent fees	$ 847,437
Independent trustees' compensation	5,471
Total expenses		852,908
Net investment income (loss)		11,109,934
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,439,929)
Capital gain distributions from underlying funds	64,612,877
Total net realized gain (loss)		57,172,948
Change in net unrealized appreciation (depreciation) on underlying funds		(635,553,795)
Net gain (loss)		(578,380,847)
Net increase (decrease) in net assets resulting from operations		$ (567,270,913)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,109,934	$ 30,385,238
Net realized gain (loss)	57,172,948	63,059,456
Change in net unrealized appreciation (depreciation)	(635,553,795)	252,233,574
Net increase (decrease) in net assets resulting from operations	(567,270,913)	345,678,268
Distributions to shareholders from net investment income	(3,957,856)	(27,511,689)
Distributions to shareholders from net realized gain	(53,326,815)	(16,305,881)
Total distributions	(57,284,671)	(43,817,570)
Share transactions Proceeds from sales of shares	1,430,229,707	2,179,187,715
Reinvestment of distributions	57,284,671	43,817,570
Cost of shares redeemed	(455,215,964)	(392,397,500)
Net increase (decrease) in net assets resulting from share transactions	1,032,298,414	1,830,607,785
Total increase (decrease) in net assets	407,742,830	2,132,468,483

Net Assets
Beginning of period	2,881,828,502	749,360,019
End of period (including undistributed net investment income of $11,130,882 and undistributed net investment income of $3,978,804, respectively)	$ 3,289,571,332	$ 2,881,828,502
Other Information Shares
Sold	104,611,807	165,241,338
Issued in reinvestment of distributions	3,991,963	3,207,578
Redeemed	(33,936,442)	(28,765,359)
Net increase (decrease)	74,667,328	139,683,557

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.24	.15
Net realized and unrealized gain (loss)	(2.26)	1.77	2.81
Total from investment operations	(2.21)	2.01	2.96
Distributions from net investment income	(.02)	(.18)	(.07)
Distributions from net realized gain	(.26)	(.13)	(.05)
Total distributions	(.28)	(.31)	(.11) G
Net asset value, end of period	$ 12.06	$ 14.55	$ 12.85
Total Return B	(15.52)%	15.81%	29.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	.68% A	1.79%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,289,571	$ 2,881,829	$ 749,360
Portfolio turnover rate	21% A	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.8	9.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.4	3.3
Fidelity Disciplined Equity Fund Class F	9.0	9.4
Fidelity Growth Company Fund Class F	8.5	8.4
Fidelity Series 100 Index Fund	6.6	6.4
Fidelity Series All-Sector Equity Fund Class F	11.5	11.5
Fidelity Series Large Cap Value Fund Class F	10.2	10.8
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.8
Fidelity Small Cap Growth Fund Class F	1.0	1.1
Fidelity Small Cap Value Fund Class F	1.0	1.1
	52.9	53.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.9	3.0
Fidelity Overseas Fund Class F	0.8	3.0
Fidelity Series International Growth Fund Class F	7.0	6.0
Fidelity Series International Small Cap Fund Class F	1.6	1.2
Fidelity Series International Value Fund Class F	6.7	5.9
	17.0	19.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.4	3.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.9	0.2
Fidelity Series High Income Fund Class F	9.8	9.2
	10.7	9.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	5.3	4.0
Fidelity Strategic Real Return Fund Class F	0.9	0.9
	6.2	4.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.8%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	6.2%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.8%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund Class F	11,948,959	$ 106,584,715
Domestic Equity Funds - 52.9%
Fidelity Blue Chip Growth Fund Class F	1,033,375	40,973,301
Fidelity Disciplined Equity Fund Class F	5,575,351	108,775,094
Fidelity Growth Company Fund Class F	1,316,100	102,313,616
Fidelity Series 100 Index Fund	9,884,131	79,468,409
Fidelity Series All-Sector Equity Fund Class F	12,579,892	138,504,612
Fidelity Series Large Cap Value Fund Class F	12,690,274	122,714,951
Fidelity Series Small Cap Opportunities Fund Class F	2,266,971	20,584,096
Fidelity Small Cap Growth Fund Class F	930,709	12,397,042
Fidelity Small Cap Value Fund Class F	1,004,305	12,071,745
TOTAL DOMESTIC EQUITY FUNDS		637,802,866
TOTAL DOMESTIC EQUITY FUNDS (Cost $838,998,409)		744,387,581
International Equity Funds - 21.4%

Developed International Equity Funds - 17.0%
Fidelity Diversified International Fund Class F	433,823	10,758,818
Fidelity Overseas Fund Class F	391,092	10,078,452
Fidelity Series International Growth Fund Class F	8,880,574	84,809,483
Fidelity Series International Small Cap Fund Class F	1,817,662	18,667,385
Fidelity Series International Value Fund Class F	10,126,641	81,013,130
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		205,327,268

	Shares	Value
Emerging Markets Equity Funds - 4.4%
Fidelity Series Emerging Markets Fund Class F	3,687,862	$ 52,552,034
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $303,551,997)		257,879,302
Bond Funds - 16.9%

High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund Class F	1,180,225	11,271,151
Fidelity Series High Income Fund Class F	13,029,037	117,652,207
TOTAL HIGH YIELD BOND FUNDS		128,923,358
Investment Grade Bond Funds - 6.2%
Fidelity Series Investment Grade Bond Fund Class F	5,409,370	64,263,313
Fidelity Strategic Real Return Fund Class F	1,163,041	10,734,870
TOTAL INVESTMENT GRADE BOND FUNDS		74,998,183
TOTAL BOND FUNDS (Cost $214,445,556)		203,921,541
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,356,995,962)	1,206,188,424
NET OTHER ASSETS (LIABILITIES) - 0.0%	(51,602)
NET ASSETS - 100%	$ 1,206,136,822
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,356,995,962) - See accompanying schedule		$ 1,206,188,424
Receivable for investments sold		1,367,404
Receivable for fund shares sold		6,329,749
Total assets		1,213,885,577

Liabilities
Payable for investments purchased	$ 7,142,187
Payable for fund shares redeemed	554,967
Transfer agent fees payable	51,601
Total liabilities		7,748,755

Net Assets		$ 1,206,136,822
Net Assets consist of:
Paid in capital		$ 1,333,807,209
Undistributed net investment income		3,687,907
Accumulated undistributed net realized gain (loss) on investments		19,449,244
Net unrealized appreciation (depreciation) on investments		(150,807,538)
Net Assets, for 99,660,964 shares outstanding		$ 1,206,136,822
Net Asset Value, offering price and redemption price per share ($1,206,136,822 ÷ 99,660,964 shares)		$ 12.10

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,978,449

Expenses
Transfer agent fees	$ 291,072
Independent trustees' compensation	1,838
Total expenses		292,910
Net investment income (loss)		3,685,539
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,461,282)
Capital gain distributions from underlying funds	24,191,160
Total net realized gain (loss)		20,729,878
Change in net unrealized appreciation (depreciation) on underlying funds		(233,506,799)
Net gain (loss)		(212,776,921)
Net increase (decrease) in net assets resulting from operations		$ (209,091,382)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,685,539	$ 8,918,055
Net realized gain (loss)	20,729,878	18,686,685
Change in net unrealized appreciation (depreciation)	(233,506,799)	75,539,859
Net increase (decrease) in net assets resulting from operations	(209,091,382)	103,144,599
Distributions to shareholders from net investment income	(1,220,864)	(7,939,123)
Distributions to shareholders from net realized gain	(16,549,462)	(4,026,676)
Total distributions	(17,770,326)	(11,965,799)
Share transactions Proceeds from sales of shares	623,247,216	753,455,411
Reinvestment of distributions	17,770,326	11,965,799
Cost of shares redeemed	(135,436,743)	(105,174,571)
Net increase (decrease) in net assets resulting from share transactions	505,580,799	660,246,639
Total increase (decrease) in net assets	278,719,091	751,425,439

Net Assets
Beginning of period	927,417,731	175,992,292
End of period (including undistributed net investment income of $3,687,907 and undistributed net investment income of $1,223,232, respectively)	$ 1,206,136,822	$ 927,417,731
Other Information Shares
Sold	45,301,747	56,341,207
Issued in reinvestment of distributions	1,227,232	868,421
Redeemed	(10,046,060)	(7,667,390)
Net increase (decrease)	36,482,919	49,542,238

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.25	.14
Net realized and unrealized gain (loss)	(2.37)	1.81	2.86
Total from investment operations	(2.32)	2.06	3.00
Distributions from net investment income	(.02)	(.18)	(.06)
Distributions from net realized gain	(.24)	(.11)	(.04)
Total distributions	(.26)	(.29)	(.09) G
Net asset value, end of period	$ 12.10	$ 14.68	$ 12.91
Total Return B	(16.08)%	16.12%	30.03%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	.66% A	1.83%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,206,137	$ 927,418	$ 175,992
Portfolio turnover rate	17% A	39%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.6	9.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.6	3.5
Fidelity Disciplined Equity Fund Class F	9.5	9.8
Fidelity Growth Company Fund Class F	8.9	8.7
Fidelity Series 100 Index Fund	6.9	6.7
Fidelity Series All-Sector Equity Fund Class F	12.1	12.0
Fidelity Series Large Cap Value Fund Class F	10.7	11.3
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.9
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.0	1.1
	55.6	56.1
Developed International Equity Funds
Fidelity Diversified International Fund Class F	1.0	3.1
Fidelity Overseas Fund Class F	0.9	3.2
Fidelity Series International Growth Fund Class F	7.4	6.3
Fidelity Series International Small Cap Fund Class F	1.6	1.2
Fidelity Series International Value Fund Class F	7.0	6.2
	17.9	20.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.6	3.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.9	0.2
Fidelity Series High Income Fund Class F	9.8	9.2
	10.7	9.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	1.5	0.9
Fidelity Strategic Real Return Fund Class F	0.1	0.1
	1.6	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	55.6%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	1.6%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	56.1%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	1.0%

Expected
Commodity Funds	9.6%
Domestic Equity Funds	54.4%
Developed International Equity Funds	19.8%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.2%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund Class F	9,550,237	$ 85,188,113
Domestic Equity Funds - 55.6%
Fidelity Blue Chip Growth Fund Class F	799,619	31,704,888
Fidelity Disciplined Equity Fund Class F	4,314,608	84,178,000
Fidelity Growth Company Fund Class F	1,018,418	79,171,808
Fidelity Series 100 Index Fund	7,649,461	61,501,670
Fidelity Series All-Sector Equity Fund Class F	9,738,126	107,216,769
Fidelity Series Large Cap Value Fund Class F	9,823,392	94,992,198
Fidelity Series Small Cap Opportunities Fund Class F	1,754,946	15,934,909
Fidelity Small Cap Growth Fund Class F	720,334	9,594,847
Fidelity Small Cap Value Fund Class F	777,425	9,344,648
TOTAL DOMESTIC EQUITY FUNDS		493,639,737
TOTAL DOMESTIC EQUITY FUNDS (Cost $656,105,717)		578,827,850
International Equity Funds - 22.5%

Developed International Equity Funds - 17.9%
Fidelity Diversified International Fund Class F	357,670	8,870,221
Fidelity Overseas Fund Class F	323,915	8,347,295
Fidelity Series International Growth Fund Class F	6,877,070	65,676,016
Fidelity Series International Small Cap Fund Class F	1,407,113	14,451,047
Fidelity Series International Value Fund Class F	7,711,338	61,690,701
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		159,035,280

	Shares	Value
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund Class F	2,852,679	$ 40,650,678
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $235,409,756)		199,685,958
Bond Funds - 12.3%

High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund Class F	872,706	8,334,339
Fidelity Series High Income Fund Class F	9,632,411	86,980,668
TOTAL HIGH YIELD BOND FUNDS		95,315,007
Investment Grade Bond Funds - 1.6%
Fidelity Series Investment Grade Bond Fund Class F	1,116,048	13,258,647
Fidelity Strategic Real Return Fund Class F	109,916	1,014,524
TOTAL INVESTMENT GRADE BOND FUNDS		14,273,171
TOTAL BOND FUNDS (Cost $118,170,169)		109,588,178
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,009,685,642)	888,101,986
NET OTHER ASSETS (LIABILITIES) - 0.0%	(37,822)
NET ASSETS - 100%	$ 888,064,164
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $1,009,685,642) - See accompanying schedule		$ 888,101,986
Receivable for investments sold		1,297,777
Receivable for fund shares sold		5,182,661
Total assets		894,582,424

Liabilities
Payable for investments purchased	$ 5,982,257
Payable for fund shares redeemed	498,179
Transfer agent fees payable	37,824
Total liabilities		6,518,260

Net Assets		$ 888,064,164
Net Assets consist of:
Paid in capital		$ 991,238,036
Undistributed net investment income		2,146,836
Accumulated undistributed net realized gain (loss) on investments		16,262,948
Net unrealized appreciation (depreciation) on investments		(121,583,656)
Net Assets, for 73,645,492 shares outstanding		$ 888,064,164
Net Asset Value, offering price and redemption price per share ($888,064,164 ÷ 73,645,492 shares)		$ 12.06

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,403,787

Expenses
Transfer agent fees	$ 213,586
Independent trustees' compensation	1,347
Total expenses		214,933
Net investment income (loss)		2,188,854
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,568,513)
Capital gain distributions from underlying funds	19,059,120
Total net realized gain (loss)		17,490,607
Change in net unrealized appreciation (depreciation) on underlying funds		(182,126,682)
Net gain (loss)		(164,636,075)
Net increase (decrease) in net assets resulting from operations		$ (162,447,221)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,188,854	$ 6,070,874
Net realized gain (loss)	17,490,607	13,062,272
Change in net unrealized appreciation (depreciation)	(182,126,682)	55,537,732
Net increase (decrease) in net assets resulting from operations	(162,447,221)	74,670,878
Distributions to shareholders from net investment income	(794,165)	(5,452,228)
Distributions to shareholders from net realized gain	(12,060,933)	(2,628,317)
Total distributions	(12,855,098)	(8,080,545)
Share transactions Proceeds from sales of shares	492,400,846	585,668,292
Reinvestment of distributions	12,855,098	8,080,545
Cost of shares redeemed	(118,896,725)	(101,225,776)
Net increase (decrease) in net assets resulting from share transactions	386,359,219	492,523,061
Total increase (decrease) in net assets	211,056,900	559,113,394

Net Assets
Beginning of period	677,007,264	117,893,870
End of period (including undistributed net investment income of $2,146,836 and undistributed net investment income of $752,147, respectively)	$ 888,064,164	$ 677,007,264
Other Information Shares
Sold	35,640,811	43,494,851
Issued in reinvestment of distributions	882,299	583,758
Redeemed	(8,718,736)	(7,347,575)
Net increase (decrease)	27,804,374	36,731,034

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.04	.24	.15
Net realized and unrealized gain (loss)	(2.49)	1.86	2.91
Total from investment operations	(2.45)	2.10	3.06
Distributions from net investment income	(.02)	(.17)	(.07)
Distributions from net realized gain	(.24)	(.11)	(.05)
Total distributions	(.26)	(.27) G	(.12)
Net asset value, end of period	$ 12.06	$ 14.77	$ 12.94
Total Return B	(16.90)%	16.43%	30.59%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	.53% A	1.77%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 888,064	$ 677,007	$ 117,894
Portfolio turnover rate	15% A	42%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2011
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.6
Fidelity Disciplined Equity Fund Class F	9.7
Fidelity Growth Company Fund Class F	9.1
Fidelity Series 100 Index Fund	7.1
Fidelity Series All-Sector Equity Fund Class F	12.3
Fidelity Series Large Cap Value Fund Class F	11.0
Fidelity Series Small Cap Opportunities Fund Class F	1.8
Fidelity Small Cap Growth Fund Class F	1.1
Fidelity Small Cap Value Fund Class F	1.1
56.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.9
Fidelity Overseas Fund Class F	0.9
Fidelity Series International Growth Fund Class F	7.6
Fidelity Series International Small Cap Fund Class F	1.7
Fidelity Series International Value Fund Class F	6.9
18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	1.0
Fidelity Series High Income Fund Class F	9.7
10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	0.1
Fidelity Strategic Real Return Fund Class F	0.0*
0.1
Net Other Assets (Liabilities)*	0.0
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.7%
Domestic Equity Funds	56.8%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	0.1%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.5%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund Class F	50,675	$ 452,025
Domestic Equity Funds - 56.8%
Fidelity Blue Chip Growth Fund Class F	4,279	169,659
Fidelity Disciplined Equity Fund Class F	23,043	449,572
Fidelity Growth Company Fund Class F	5,428	421,965
Fidelity Series 100 Index Fund	40,835	328,316
Fidelity Series All-Sector Equity Fund Class F	52,051	573,082
Fidelity Series Large Cap Value Fund Class F	52,724	509,845
Fidelity Series Small Cap Opportunities Fund Class F	9,455	85,856
Fidelity Small Cap Growth Fund Class F	3,856	51,363
Fidelity Small Cap Value Fund Class F	4,179	50,234
TOTAL DOMESTIC EQUITY FUNDS		2,639,892
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,744,965)		3,091,917
International Equity Funds - 22.7%

Developed International Equity Funds - 18.0%
Fidelity Diversified International Fund Class F	1,788	44,334
Fidelity Overseas Fund Class F	1,613	41,568
Fidelity Series International Growth Fund Class F	36,988	353,231
Fidelity Series International Small Cap Fund Class F	7,564	77,683
Fidelity Series International Value Fund Class F	40,206	321,647
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		838,463

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund Class F	15,365	$ 218,954
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,316,397)		1,057,417
Bond Funds - 10.8%

High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund Class F	4,572	43,663
Fidelity Series High Income Fund Class F	49,913	450,713
TOTAL HIGH YIELD BOND FUNDS		494,376
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund Class F	407	4,834
Fidelity Strategic Real Return Fund Class F	84	777
TOTAL INVESTMENT GRADE BOND FUNDS		5,611
TOTAL BOND FUNDS (Cost $550,145)		499,987
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,611,507)	4,649,321
NET OTHER ASSETS (LIABILITIES) - 0.0%	(180)
NET ASSETS - 100%	$ 4,649,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $5,611,507) - See accompanying schedule		$ 4,649,321
Cash		14
Receivable for investments sold		9,358
Receivable for fund shares sold		23,890
Total assets		4,682,583

Liabilities
Payable for investments purchased	$ 32,949
Payable for fund shares redeemed	298
Transfer agent fees payable	195
Total liabilities		33,442

Net Assets		$ 4,649,141
Net Assets consist of:
Paid in capital		$ 5,515,482
Undistributed net investment income		8,413
Accumulated undistributed net realized gain (loss) on investments		87,432
Net unrealized appreciation (depreciation) on investments		(962,186)
Net Assets, for 558,609 shares outstanding		$ 4,649,141
Net Asset Value, offering price and redemption price per share ($4,649,141 ÷ 558,609 shares)		$ 8.32

Statement of Operations

For the period June 1, 2011 (commencement of operations) to September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,214
Interest		15
Total income		9,229

Expenses
Transfer agent fees	$ 812
Independent trustees' compensation	4
Total expenses		816
Net investment income (loss)		8,413
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,863)
Capital gain distributions from underlying funds	98,295
Total net realized gain (loss)		87,432
Change in net unrealized appreciation (depreciation) on underlying funds		(962,186)
Net gain (loss)		(874,754)
Net increase (decrease) in net assets resulting from operations		$ (866,341)

See accompanying notes which are an integral part of the financial statements.

Semiannnual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to September 30, 2011
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,413
Net realized gain (loss)	87,432
Change in net unrealized appreciation (depreciation)	(962,186)
Net increase (decrease) in net assets resulting from operations	(866,341)
Share transactions Proceeds from sales of shares	5,525,085
Cost of shares redeemed	(9,603)
Net increase (decrease) in net assets resulting from share transactions	5,515,482
Total increase (decrease) in net assets	4,649,141

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $8,413)	$ 4,649,141
Other Information Shares
Sold	559,697
Redeemed	(1,088)
Net increase (decrease)	558,609

Financial Highlights

Period ended September 30, 2011
(Unaudited) E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.02
Net realized and unrealized gain (loss)	(1.70)
Total from investment operations	(1.68)
Net asset value, end of period	$ 8.32
Total Return B	(16.80)%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,649
Portfolio turnover rate	4% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period June 1, 2011 (commencement of operations) to September 30, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2011 (Unaudited)

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Fidelity Freedom K® 2055 Fund commenced sales of share on June 1, 2011. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® Income Fund	$ 812,371,882	$ 13,520,112	$ (21,574,071)	$ (8,053,959)
Fidelity Freedom K® 2000 Fund	488,857,757	8,918,475	(13,133,554)	(4,215,079)
Fidelity Freedom K® 2005 Fund	274,239,010	5,497,602	(12,885,424)	(7,387,822)
Fidelity Freedom K® 2010 Fund	2,985,951,356	61,054,875	(178,608,876)	(117,554,001)
Fidelity Freedom K® 2015 Fund	3,744,826,320	74,006,217	(237,748,366)	(163,742,149)
Fidelity Freedom K® 2020 Fund	8,026,430,347	139,736,952	(605,871,185)	(466,134,233)
Fidelity Freedom K® 2025 Fund	4,277,618,803	65,466,236	(389,664,663)	(324,198,427)
Fidelity Freedom K® 2030 Fund	6,052,375,092	79,967,583	(570,743,287)	(490,775,704)
Fidelity Freedom K® 2035 Fund	3,039,504,265	31,427,246	(332,115,659)	(300,688,413)
Fidelity Freedom K® 2040 Fund	3,657,492,957	36,744,411	(404,524,170)	(367,779,759)
Fidelity Freedom K® 2045 Fund	1,361,647,881	9,246,408	(164,705,865)	(155,459,457)
Fidelity Freedom K® 2050 Fund	1,012,524,899	5,632,449	(130,055,362)	(124,422,913)
Fidelity Freedom K® 2055 Fund	5,613,098	149	(963,926)	(963,777)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be March 31, 2012.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	271,499,616	76,942,828
Fidelity Freedom K® 2000 Fund	142,283,491	55,910,277
Fidelity Freedom K® 2005 Fund	93,395,744	61,501,498
Fidelity Freedom K® 2010 Fund	884,943,795	394,516,203
Fidelity Freedom K® 2015 Fund	1,232,374,993	429,895,366
Fidelity Freedom K® 2020 Fund	2,667,953,434	789,436,868
Fidelity Freedom K® 2025 Fund	1,562,476,274	449,685,688
Fidelity Freedom K® 2030 Fund	2,100,805,738	518,967,059
Fidelity Freedom K® 2035 Fund	1,193,559,834	255,547,696
Fidelity Freedom K® 2040 Fund	1,402,282,810	351,521,932
Fidelity Freedom K® 2045 Fund	609,899,600	94,198,432
Fidelity Freedom K® 2050 Fund	458,287,651	63,525,298
Fidelity Freedom K® 2055 Fund	5,802,368	180,349

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each Fund were as follows.

	Amount	% of Average Net Assets*
Fidelity Freedom K® Income Fund	$ 190,357.05%
Fidelity Freedom K® 2000 Fund	120,406.05%
Fidelity Freedom K® 2005 Fund	74,673.05%
Fidelity Freedom K® 2010 Fund	743,494.05%
Fidelity Freedom K® 2015 Fund	918,841.05%
Fidelity Freedom K® 2020 Fund	1,925,673.05%
Fidelity Freedom K® 2025 Fund	1,023,920.05%
Fidelity Freedom K® 2030 Fund	1,421,325.05%
Fidelity Freedom K® 2035 Fund	694,805.05%
Fidelity Freedom K® 2040 Fund	847,437.05%
Fidelity Freedom K® 2045 Fund	291,072.05%
Fidelity Freedom K® 2050 Fund	213,586.05%
Fidelity Freedom K® 2055 Fund	812.05%

* Annualized

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Funds, in the aggregate were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	25%
Fidelity Series 100 Index Fund	28%
Fidelity Series All-Sector Equity Fund	29%
Fidelity Series Commodity Strategy Fund	28%
Fidelity Series Emerging Markets Debt Fund	33%
Fidelity Series Emerging Markets Fund	28%
Fidelity Series High Income Fund	28%
Fidelity Series Inflation-Protected Bond Index Fund	27%
Fidelity Series International Growth Fund	28%
Fidelity Series International Small Cap Fund	28%
Fidelity Series International Value Fund	28%
Fidelity Series Investment Grade Bond Fund	28%
Fidelity Series Large Cap Value Fund	28%
Fidelity Series Small Cap Opportunities Fund	27%

Semiannual Report

5. Other - continued

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Freedom K® 2055 Fund	93%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K® 2055 Fund

On March 17, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity Freedom funds.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses (excluding the fees and expenses of underlying funds) in reviewing the Advisory Contracts. The Board noted that the fund does not pay a management fee for investment advisory services. In its review of the fund's total expenses, the Board considered that although the fund pays transfer agency fees, the fund invests in underlying Fidelity funds or classes of funds that do not pay transfer agency fees to avoid charging fund-paid transfer agent fees at both fund levels. The Board further noted that FMR pays all other expenses of the fund, with limited exceptions.

Based on its review, the Board concluded that the fund's projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K® Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance, given that even competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and glide path construction. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2010, the fund's total return and the total return of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Freedom K Income Fund).

Freedom K 2000 Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K 2005 Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom K 2010 Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom K 2015 Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom K 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom K 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom K 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom K 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K 2045 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom K 2050 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom K Income Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K 2000 Fund

Freedom K 2005 Fund

Semiannual Report

Freedom K 2010 Fund

Freedom K 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K 2020 Fund

Freedom K 2025 Fund

Semiannual Report

Freedom K 2030 Fund

Freedom K 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K 2040 Fund

Freedom K 2045 Fund

Semiannual Report

Freedom K 2050 Fund

Freedom K Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agency fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FF-K-USAN-1111
1.892600.102

Fidelity Freedom® Index Funds - Class W
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035,
2040, 2045, 2050, 2055

Semiannual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom Index Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011), except for Fidelity Freedom Index 2055, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to September 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Fidelity Freedom Index Income Fund	.09%
Actual		$ 1,000.00	$ 987.90	$ .45 C
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46 C
Fidelity Freedom Index 2000 Fund	.09%
Actual		$ 1,000.00	$ 986.50	$ .45 C
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46 C
Fidelity Freedom Index 2005 Fund	.09%
Actual		$ 1,000.00	$ 949.50	$ .44 C
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46 C
Fidelity Freedom Index 2010 Fund	.09%
Actual		$ 1,000.00	$ 936.30	$ .44 C
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46 C
Fidelity Freedom Index 2015 Fund	.09%
Actual		$ 1,000.00	$ 934.70	$ .44 C
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46 C
Fidelity Freedom Index 2020 Fund	.08%
Actual		$ 1,000.00	$ 918.10	$ .38 C
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .40 C
Fidelity Freedom Index 2025 Fund	.08%
Actual		$ 1,000.00	$ 898.60	$ .38 C
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .40 C
Fidelity Freedom Index 2030 Fund	.08%
Actual		$ 1,000.00	$ 891.70	$ .38 C
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .40 C
Fidelity Freedom Index 2035 Fund	.07%
Actual		$ 1,000.00	$ 869.60	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .35 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2011	Expenses Paid During Period
Fidelity Freedom Index 2040 Fund	.07%
Actual		$ 1,000.00	$ 867.80	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .35 C
Fidelity Freedom Index 2045 Fund	.07%
Actual		$ 1,000.00	$ 864.00	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .35 C
Fidelity Freedom Index 2050 Fund	.07%
Actual		$ 1,000.00	$ 856.10	$ .32 C
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .35 C
Fidelity Freedom Index 2055 Fund	.05%
Actual		$ 1,000.00	$ 856.00	$ .15 B
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25 C

A 5% return per year before expenses

B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the period June 1, 2011 to September 30, 2011).

C Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Funds' annualized expense ratio.

Semiannual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.3	12.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.3	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.3	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.1	40.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.3%
Developed International Equity Funds	5.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.3%
Short-Term Funds	40.1%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Fund	0.8%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index Income Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.3%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	115,643	$ 1,031,535
Domestic Equity Funds - 12.3%
Fidelity Spartan Total Market Index Fund Class F	199,507	6,529,861
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,263,249)		7,561,396
International Equity Funds - 5.3%

Developed International Equity Funds - 5.3%
Fidelity Series Global ex U.S. Index Fund (Cost $3,197,389)	301,911	2,804,752
Bond Funds - 40.3%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	563,745	6,364,684

	Shares	Value
Investment Grade Bond Funds - 28.3%
Fidelity Spartan U.S. Bond Index Fund Class F	1,266,767	$ 14,960,514
TOTAL BOND FUNDS (Cost $20,390,636)		21,325,198
Short-Term Funds - 40.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $21,248,492)	21,248,491	21,248,491
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $53,099,766)		52,939,837
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,713)
NET ASSETS - 100%		$ 52,936,124
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $53,099,766) - See accompanying schedule		$ 52,939,837
Cash		2
Receivable for investments sold		586,926
Receivable for fund shares sold		64,783
Receivable from affiliate for expense reductions		2,939
Total assets		53,594,487

Liabilities
Payable for investments purchased	$ 630,619
Payable for fund shares redeemed	21,091
Other affiliated payables	6,653
Total liabilities		658,363

Net Assets		$ 52,936,124
Net Assets consist of:
Paid in capital		$ 52,980,316
Undistributed net investment income		48,492
Accumulated undistributed net realized gain (loss) on investments		67,245
Net unrealized appreciation (depreciation) on investments		(159,929)
Net Assets, for 5,018,632 shares outstanding		$ 52,936,124
Net Asset Value, offering price and redemption price per share ($52,936,124 ÷ 5,018,632 shares)		$ 10.55

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying fund		$ 244,672

Expenses
Transfer agent fees	$ 33,756
Independent trustees' compensation	73
Total expenses before reductions	33,829
Expense reductions	(14,163)	19,666
Net investment income (loss)		225,006
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(71,473)
Capital gain distributions from underlying funds	184,666
Total net realized gain (loss)		113,193
Change in net unrealized appreciation (depreciation) on investment securities		(1,062,057)
Net gain (loss)		(948,864)
Net increase (decrease) in net assets resulting from operations		$ (723,858)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 225,006	$ 234,300
Net realized gain (loss)	113,193	45,669
Change in net unrealized appreciation (depreciation)	(1,062,057)	865,945
Net increase (decrease) in net assets resulting from operations	(723,858)	1,145,914
Distributions to shareholders from net investment income	(215,291)	(204,482)
Distributions to shareholders from net realized gain	(29,356)	(65,112)
Total distributions	(244,647)	(269,594)
Share transactions Proceeds from sales of shares	23,707,557	38,200,684
Reinvestment of distributions	244,647	269,594
Cost of shares redeemed	(8,587,712)	(7,207,743)
Net increase (decrease) in net assets resulting from share transactions	15,364,492	31,262,535
Total increase (decrease) in net assets	14,395,987	32,138,855

Net Assets
Beginning of period	38,540,137	6,401,282
End of period (including undistributed net investment income of $48,492 and undistributed net investment income of $38,777, respectively)	$ 52,936,124	$ 38,540,137
Other Information Shares
Sold	2,210,476	3,618,341
Issued in reinvestment of distributions	22,705	25,573
Redeemed	(801,763)	(678,574)
Net increase (decrease)	1,431,418	2,965,340

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.06
Net realized and unrealized gain (loss)	(.18)	.47	.30
Total from investment operations	(.13)	.60	.36
Distributions from net investment income	(.05)	(.12)	(.07)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.06)	(.15)	(.07) H
Net asset value, end of period	$ 10.55	$ 10.74	$ 10.29
Total Return B, C	(1.21)%	5.89%	3.62%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.08%	.05% A
Expenses net of fee waivers, if any	.09% A	.06%	.04% A
Expenses net of all reductions	.09% A	.06%	.04% A
Net investment income (loss)	1.00% A	1.27%	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,936	$ 38,540	$ 6,401
Portfolio turnover rate	34% A	36%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying funds. H Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.4	13.0
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.4	5.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	11.7
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.1	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.1	39.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.4%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.1%

Six months ago
Commodity Funds	2.2%
Domestic Equity Funds	13.0%
Developed International Equity Funds	5.6%
Inflation-Protected Bond Funds	11.7%
Investment Grade Bond Funds	27.6%
Short-Term Funds	39.9%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	75,635	$ 674,660
Domestic Equity Funds - 12.4%
Fidelity Spartan Total Market Index Fund Class F	128,356	4,201,085
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,375,787)		4,875,745
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $2,074,930)	194,140	1,803,564
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	357,766	4,039,178

	Shares	Value
Investment Grade Bond Funds - 28.1%
Fidelity Spartan U.S. Bond Index Fund Class F	805,488	$ 9,512,814
TOTAL BOND FUNDS (Cost $12,924,761)		13,551,992
Short-Term Funds - 40.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $13,560,365)	13,560,365	13,560,365
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $33,935,843)		33,791,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,414)
NET ASSETS - 100%		$ 33,789,252
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $33,935,843) - See accompanying schedule		$ 33,791,666
Cash		2
Receivable for investments sold		314,287
Receivable for fund shares sold		84,746
Receivable from affiliate for expense reductions		1,940
Total assets		34,192,641

Liabilities
Payable for investments purchased	$ 385,521
Payable for fund shares redeemed	13,511
Other affiliated payables	4,357
Total liabilities		403,389

Net Assets		$ 33,789,252
Net Assets consist of:
Paid in capital		$ 33,732,652
Undistributed net investment income		153,383
Accumulated undistributed net realized gain (loss) on investments		47,394
Net unrealized appreciation (depreciation) on investments		(144,177)
Net Assets, for 3,183,176 shares outstanding		$ 33,789,252
Net Asset Value, offering price and redemption price per share ($33,789,252 ÷ 3,183,176 shares)		$ 10.61

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 168,136

Expenses
Transfer agent fees	$ 23,408
Independent trustees' compensation	51
Total expenses before reductions	23,459
Expense reductions	(9,901)	13,558
Net investment income (loss)		154,578
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(59,341)
Capital gain distributions from underlying funds	128,060
Total net realized gain (loss)		68,719
Change in net unrealized appreciation (depreciation) on investment securities		(786,748)
Net gain (loss)		(718,029)
Net increase (decrease) in net assets resulting from operations		$ (563,451)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 154,578	$ 166,599
Net realized gain (loss)	68,719	69,163
Change in net unrealized appreciation (depreciation)	(786,748)	599,095
Net increase (decrease) in net assets resulting from operations	(563,451)	834,857
Distributions to shareholders from net investment income	(45,664)	(139,164)
Distributions to shareholders from net realized gain	(38,453)	(55,398)
Total distributions	(84,117)	(194,562)
Share transactions Proceeds from sales of shares	16,091,231	21,935,698
Reinvestment of distributions	84,117	194,562
Cost of shares redeemed	(7,344,831)	(4,005,270)
Net increase (decrease) in net assets resulting from share transactions	8,830,517	18,124,990
Total increase (decrease) in net assets	8,182,949	18,765,285

Net Assets
Beginning of period	25,606,303	6,841,018
End of period (including undistributed net investment income of $153,383 and undistributed net investment income of $44,469, respectively)	$ 33,789,252	$ 25,606,303
Other Information Shares
Sold	1,485,679	2,067,654
Issued in reinvestment of distributions	7,746	18,385
Redeemed	(682,392)	(376,575)
Net increase (decrease)	811,033	1,709,464

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.05
Net realized and unrealized gain (loss)	(.19)	.49	.34
Total from investment operations	(.14)	.62	.39
Distributions from net investment income	(.02)	(.11)	(.06)
Distributions from net realized gain	(.02)	(.04)	(.01)
Total distributions	(.04)	(.15)	(.07)
Net asset value, end of period	$ 10.61	$ 10.79	$ 10.32
Total Return B, C	(1.35)%	6.00%	3.86%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.08%	.05% A
Expenses net of fee waivers, if any	.09% A	.05%	.04% A
Expenses net of all reductions	.09% A	.05%	.04% A
Net investment income (loss)	.99% A	1.25%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,789	$ 25,606	$ 6,841
Portfolio turnover rate	45% A	33%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.3	4.6
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	24.3	25.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	10.4	11.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.0	10.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	25.8	25.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	25.2	22.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.3%
Domestic Equity Funds	24.3%
Developed International Equity Funds	10.4%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	25.8%
Short-Term Funds	25.2%

Six months ago
Commodity Funds	4.6%
Domestic Equity Funds	25.7%
Developed International Equity Funds	11.0%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	25.9%
Short-Term Funds	22.8%

Expected
Commodity Funds	4.2%
Domestic Equity Funds	23.6%
Developed International Equity Funds	8.6%
Emerging Markets Equity Funds	1.5%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	25.1%
Short-Term Funds	27.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Commodity Funds - 4.3%
Fidelity Series Commodity Strategy Fund Class F	171,636	$ 1,530,996
Domestic Equity Funds - 24.3%
Fidelity Spartan Total Market Index Fund Class F	266,303	8,716,109
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,717,194)		10,247,105
International Equity Funds - 10.4%

Developed International Equity Funds - 10.4%
Fidelity Series Global ex U.S. Index Fund (Cost $4,439,634)	403,177	3,745,511
Bond Funds - 35.8%

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	316,561	3,573,976

	Shares	Value
Investment Grade Bond Funds - 25.8%
Fidelity Spartan U.S. Bond Index Fund Class F	785,219	$ 9,273,440
TOTAL BOND FUNDS (Cost $12,316,095)		12,847,416
Short-Term Funds - 25.2%

Fidelity Institutional Money Market Portfolio Class F (Cost $9,044,982)	9,044,982	9,044,982
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $37,517,905)		35,885,014
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,526)
NET ASSETS - 100%		$ 35,882,488
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $37,517,905) - See accompanying schedule		$ 35,885,014
Cash		2
Receivable for investments sold		628,335
Receivable for fund shares sold		135,895
Receivable from affiliate for expense reductions		2,023
Total assets		36,651,269

Liabilities
Payable for investments purchased	$ 507,828
Payable for fund shares redeemed	256,401
Other affiliated payables	4,552
Total liabilities		768,781

Net Assets		$ 35,882,488
Net Assets consist of:
Paid in capital		$ 37,151,088
Undistributed net investment income		151,694
Accumulated undistributed net realized gain (loss) on investments		212,597
Net unrealized appreciation (depreciation) on investments		(1,632,891)
Net Assets, for 3,310,588 shares outstanding		$ 35,882,488
Net Asset Value, offering price and redemption price per share ($35,882,488 ÷ 3,310,588 shares)		$ 10.84

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 165,417

Expenses
Transfer agent fees	$ 24,148
Independent trustees' compensation	52
Total expenses before reductions	24,200
Expense reductions	(10,130)	14,070
Net investment income (loss)		151,347
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(36,056)
Capital gain distributions from underlying funds	283,313
Total net realized gain (loss)		247,257
Change in net unrealized appreciation (depreciation) on investment securities		(2,313,083)
Net gain (loss)		(2,065,826)
Net increase (decrease) in net assets resulting from operations		$ (1,914,479)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 151,347	$ 107,409
Net realized gain (loss)	247,257	14,697
Change in net unrealized appreciation (depreciation)	(2,313,083)	650,919
Net increase (decrease) in net assets resulting from operations	(1,914,479)	773,025
Distributions to shareholders from net investment income	(31,429)	(79,955)
Distributions to shareholders from net realized gain	(18,857)	(31,830)
Total distributions	(50,286)	(111,785)
Share transactions Proceeds from sales of shares	20,098,528	24,413,515
Reinvestment of distributions	50,286	111,785
Cost of shares redeemed	(5,760,956)	(3,894,535)
Net increase (decrease) in net assets resulting from share transactions	14,387,858	20,630,765
Total increase (decrease) in net assets	12,423,093	21,292,005

Net Assets
Beginning of period	23,459,395	2,167,390
End of period (including undistributed net investment income of $151,694 and undistributed net investment income of $31,776, respectively)	$ 35,882,488	$ 23,459,395
Other Information Shares
Sold	1,764,258	2,190,189
Issued in reinvestment of distributions	4,369	10,088
Redeemed	(509,542)	(353,390)
Net increase (decrease)	1,259,085	1,846,887

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.16	.06
Net realized and unrealized gain (loss)	(.63)	.86	.62
Total from investment operations	(.58)	1.02	.68
Distributions from net investment income	(.02)	(.12)	(.08)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.02) H	(.17)	(.09)
Net asset value, end of period	$ 10.84	$ 11.44	$ 10.59
Total Return B, C	(5.05)%	9.72%	6.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.09%	.05% A
Expenses net of fee waivers, if any	.09% A	.06%	.03% A
Expenses net of all reductions	.09% A	.06%	.03% A
Net investment income (loss)	.94% A	1.42%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,882	$ 23,459	$ 2,167
Portfolio turnover rate	39% A	53%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying fund. H Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.3	5.5
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	30.2	30.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.0	13.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.7	10.6
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	29.6	29.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	11.2	10.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.3%
Domestic Equity Funds	30.2%
Developed International Equity Funds	13.0%
Inflation-Protected Bond Funds	10.7%
Investment Grade Bond Funds	29.6%
Short-Term Funds	11.2%

Six months ago
Commodity Funds	5.5%
Domestic Equity Funds	30.8%
Developed International Equity Funds	13.2%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.2%
Short-Term Funds	10.7%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.5%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	28.9%
Short-Term Funds	11.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F	1,168,307	$ 10,421,296
Domestic Equity Funds - 30.2%
Fidelity Spartan Total Market Index Fund Class F	1,811,082	59,276,700
TOTAL DOMESTIC EQUITY FUNDS (Cost $76,445,352)		69,697,996
International Equity Funds - 13.0%

Developed International Equity Funds - 13.0%
Fidelity Series Global ex U.S. Index Fund (Cost $29,191,785)	2,738,984	25,445,163
Bond Funds - 40.3%

Inflation-Protected Bond Funds - 10.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,860,975	21,010,412

	Shares	Value
Investment Grade Bond Funds - 29.6%
Fidelity Spartan U.S. Bond Index Fund Class F	4,902,920	$ 57,903,488
TOTAL BOND FUNDS (Cost $75,670,977)		78,913,900
Short-Term Funds - 11.2%

Fidelity Institutional Money Market Portfolio Class F (Cost $21,975,000)	21,975,000	21,975,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $203,283,114)		196,032,059
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,463)
NET ASSETS - 100%		$ 196,017,596
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $203,283,114) - See accompanying schedule		$ 196,032,059
Cash		2
Receivable for investments sold		3,400,501
Receivable for fund shares sold		548,198
Receivable from affiliate for expense reductions		10,155
Total assets		199,990,915

Liabilities
Payable for investments purchased	$ 3,858,003
Payable for fund shares redeemed	90,695
Other affiliated payables	24,621
Total liabilities		3,973,319

Net Assets		$ 196,017,596
Net Assets consist of:
Paid in capital		$ 201,042,481
Undistributed net investment income		909,236
Accumulated undistributed net realized gain (loss) on investments		1,316,934
Net unrealized appreciation (depreciation) on investments		(7,251,055)
Net Assets, for 18,040,822 shares outstanding		$ 196,017,596
Net Asset Value, offering price and redemption price per share ($196,017,596 ÷ 18,040,822 shares)		$ 10.87
Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 995,774

Expenses
Transfer agent fees	$ 128,851
Independent trustees' compensation	281
Total expenses before reductions	129,132
Expense reductions	(55,509)	73,623
Net investment income (loss)		922,151
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(397,164)
Capital gain distributions from underlying funds	1,885,895
Total net realized gain (loss)		1,488,731
Change in net unrealized appreciation (depreciation) on investment securities		(15,285,155)
Net gain (loss)		(13,796,424)
Net increase (decrease) in net assets resulting from operations		$ (12,874,273)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 922,151	$ 1,225,491
Net realized gain (loss)	1,488,731	389,987
Change in net unrealized appreciation (depreciation)	(15,285,155)	7,856,652
Net increase (decrease) in net assets resulting from operations	(12,874,273)	9,472,130
Distributions to shareholders from net investment income	(279,558)	(1,005,427)
Distributions to shareholders from net realized gain	(241,437)	(321,461)
Total distributions	(520,995)	(1,326,888)
Share transactions Proceeds from sales of shares	90,165,568	143,362,564
Reinvestment of distributions	520,995	1,326,888
Cost of shares redeemed	(25,551,734)	(28,329,682)
Net increase (decrease) in net assets resulting from share transactions	65,134,829	116,359,770
Total increase (decrease) in net assets	51,739,561	124,505,012

Net Assets
Beginning of period	144,278,035	19,773,023
End of period (including undistributed net investment income of $909,236 and undistributed net investment income of $266,643, respectively)	$ 196,017,596	$ 144,278,035
Other Information Shares
Sold	7,846,398	12,937,611
Issued in reinvestment of distributions	44,416	117,994
Redeemed	(2,236,873)	(2,526,033)
Net increase (decrease)	5,653,941	10,529,572

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.19	.05
Net realized and unrealized gain (loss)	(.80)	.98	.70
Total from investment operations	(.74)	1.17	.75
Distributions from net investment income	(.02)	(.13)	(.09)
Distributions from net realized gain	(.02)	(.04)	(.01)
Total distributions	(.04)	(.17)	(.10)
Net asset value, end of period	$ 10.87	$ 11.65	$ 10.65
Total Return B, C	(6.37)%	11.08%	7.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.08%	.05% A
Expenses net of fee waivers, if any	.09% A	.05%	.03% A
Expenses net of all reductions	.09% A	.05%	.03% A
Net investment income (loss)	1.07% A	1.68%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,018	$ 144,278	$ 19,773
Portfolio turnover rate	31% A	36%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.5	5.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	31.0	31.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.3	13.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.2	10.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	30.2	29.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.8	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.5%
Domestic Equity Funds	31.0%
Developed International Equity Funds	13.3%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	30.2%
Short-Term Funds	9.8%

Six months ago
Commodity Funds	5.7%
Domestic Equity Funds	31.6%
Developed International Equity Funds	13.5%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	29.7%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	29.6%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	1,777,553	$ 15,855,775
Domestic Equity Funds - 31.0%
Fidelity Spartan Total Market Index Fund Class F	2,755,443	90,185,650
TOTAL DOMESTIC EQUITY FUNDS (Cost $117,623,539)		106,041,425
International Equity Funds - 13.3%

Developed International Equity Funds - 13.3%
Fidelity Series Global ex U.S. Index Fund (Cost $45,065,622)	4,170,797	38,746,706
Bond Funds - 40.4%

Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,627,703	29,666,771

	Shares	Value
Investment Grade Bond Funds - 30.2%
Fidelity Spartan U.S. Bond Index Fund Class F	7,427,422	$ 87,717,852
TOTAL BOND FUNDS (Cost $112,809,839)		117,384,623
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $28,508,737)	28,508,737	28,508,737
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $304,007,737)		290,681,491
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,620)
NET ASSETS - 100%		$ 290,659,871
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $304,007,737) - See accompanying schedule		$ 290,681,491
Cash		2
Receivable for investments sold		5,231,778
Receivable for fund shares sold		733,053
Receivable from affiliate for expense reductions		14,985
Total assets		296,661,309

Liabilities
Payable for investments purchased	$ 5,897,971
Payable for fund shares redeemed	66,858
Other affiliated payables	36,609
Total liabilities		6,001,438

Net Assets		$ 290,659,871
Net Assets consist of:
Paid in capital		$ 300,188,295
Undistributed net investment income		1,439,752
Accumulated undistributed net realized gain (loss) on investments		2,358,070
Net unrealized appreciation (depreciation) on investments		(13,326,246)
Net Assets, for 26,626,451 shares outstanding		$ 290,659,871
Net Asset Value, offering price and redemption price per share ($290,659,871 ÷ 26,626,451 shares)		$ 10.92

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,561,343

Expenses
Transfer agent fees	$ 198,759
Independent trustees' compensation	435
Total expenses before reductions	199,194
Expense reductions	(84,318)	114,876
Net investment income (loss)		1,446,467
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(323,826)
Capital gain distributions from underlying funds	2,873,993
Total net realized gain (loss)		2,550,167
Change in net unrealized appreciation (depreciation) on investment securities		(23,729,317)
Net gain (loss)		(21,179,150)
Net increase (decrease) in net assets resulting from operations		$ (19,732,683)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,446,467	$ 1,563,078
Net realized gain (loss)	2,550,167	312,375
Change in net unrealized appreciation (depreciation)	(23,729,317)	10,242,933
Net increase (decrease) in net assets resulting from operations	(19,732,683)	12,118,386
Distributions to shareholders from net investment income	(390,672)	(1,213,960)
Distributions to shareholders from net realized gain	(136,735)	(367,586)
Total distributions	(527,407)	(1,581,546)
Share transactions Proceeds from sales of shares	121,888,007	211,007,317
Reinvestment of distributions	527,407	1,581,546
Cost of shares redeemed	(32,047,473)	(16,474,672)
Net increase (decrease) in net assets resulting from share transactions	90,367,941	196,114,191
Total increase (decrease) in net assets	70,107,851	206,651,031

Net Assets
Beginning of period	220,552,020	13,900,989
End of period (including undistributed net investment income of $1,439,752 and undistributed net investment income of $383,957, respectively)	$ 290,659,871	$ 220,552,020
Other Information Shares
Sold	10,536,783	18,840,617
Issued in reinvestment of distributions	44,658	139,670
Redeemed	(2,783,634)	(1,454,574)
Net increase (decrease)	7,797,807	17,525,713

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.20	.06
Net realized and unrealized gain (loss)	(.82)	1.00	.71
Total from investment operations	(.76)	1.20	.77
Distributions from net investment income	(.02)	(.12)	(.09)
Distributions from net realized gain	(.01)	(.04)	(.01)
Total distributions	(.03)	(.16)	(.10)
Net asset value, end of period	$ 10.92	$ 11.71	$ 10.67
Total Return B, C	(6.53)%	11.29%	7.67%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.09%	.05% A
Expenses net of fee waivers, if any	.09% A	.06%	.03% A
Expenses net of all reductions	.09% A	.06%	.03% A
Net investment income (loss)	1.09% A	1.78%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290,660	$ 220,552	$ 13,901
Portfolio turnover rate	23% A	19%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.3	6.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	35.9	37.2
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	15.4	15.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.1	7.7
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	29.4	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.9	4.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.3%
Domestic Equity Funds	35.9%
Developed International Equity Funds	15.4%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	29.4%
Short-Term Funds	4.9%

Six months ago
Commodity Funds	6.7%
Domestic Equity Funds	37.2%
Developed International Equity Funds	15.9%
Inflation-Protected Bond Funds	7.7%
Investment Grade Bond Funds	28.5%
Short-Term Funds	4.0%

Expected
Commodity Funds	6.3%
Domestic Equity Funds	35.5%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	2.3%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	29.2%
Short-Term Funds	5.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Commodity Funds - 6.3%
Fidelity Series Commodity Strategy Fund Class F	4,045,244	$ 36,083,576
Domestic Equity Funds - 35.9%
Fidelity Spartan Total Market Index Fund Class F	6,278,499	205,495,276
TOTAL DOMESTIC EQUITY FUNDS (Cost $265,354,845)		241,578,852
International Equity Funds - 15.4%

Developed International Equity Funds - 15.4%
Fidelity Series Global ex U.S. Index Fund (Cost $101,592,454)	9,500,737	88,261,849
Bond Funds - 37.5%

Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,073,744	45,992,570

	Shares	Value
Investment Grade Bond Funds - 29.4%
Fidelity Spartan U.S. Bond Index Fund Class F	14,243,258	$ 168,212,875
TOTAL BOND FUNDS (Cost $206,152,827)		214,205,445
Short-Term Funds - 4.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $27,813,203)	27,813,203	27,813,203
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $600,913,329)		571,859,349
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,546)
NET ASSETS - 100%		$ 571,817,803
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $600,913,329) - See accompanying schedule		$ 571,859,349
Cash		2
Receivable for investments sold		8,916,258
Receivable for fund shares sold		1,417,839
Receivable from affiliate for expense reductions		29,210
Total assets		582,222,658

Liabilities
Payable for investments purchased	$ 10,206,020
Payable for fund shares redeemed	128,075
Other affiliated payables	70,760
Total liabilities		10,404,855

Net Assets		$ 571,817,803
Net Assets consist of:
Paid in capital		$ 592,429,709
Undistributed net investment income		2,663,101
Accumulated undistributed net realized gain (loss) on investments		5,778,973
Net unrealized appreciation (depreciation) on investments		(29,053,980)
Net Assets, for 52,019,901 shares outstanding		$ 571,817,803
Net Asset Value, offering price and redemption price per share ($571,817,803 ÷ 52,019,901 shares)		$ 10.99

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,918,359

Expenses
Transfer agent fees	$ 378,894
Independent trustees' compensation	828
Total expenses before reductions	379,722
Expense reductions	(168,613)	211,109
Net investment income (loss)		2,707,250
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(282,893)
Capital gain distributions from underlying funds	6,415,619
Total net realized gain (loss)		6,132,726
Change in net unrealized appreciation (depreciation) on investment securities		(55,943,015)
Net gain (loss)		(49,810,289)
Net increase (decrease) in net assets resulting from operations		$ (47,103,039)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,707,250	$ 3,568,170
Net realized gain (loss)	6,132,726	764,088
Change in net unrealized appreciation (depreciation)	(55,943,015)	26,475,776
Net increase (decrease) in net assets resulting from operations	(47,103,039)	30,808,034
Distributions to shareholders from net investment income	(776,156)	(2,921,202)
Distributions to shareholders from net realized gain	(332,638)	(789,482)
Total distributions	(1,108,794)	(3,710,684)
Share transactions Proceeds from sales of shares	231,433,325	390,218,779
Reinvestment of distributions	1,108,794	3,710,684
Cost of shares redeemed	(37,358,943)	(34,914,144)
Net increase (decrease) in net assets resulting from share transactions	195,183,176	359,015,319
Total increase (decrease) in net assets	146,971,343	386,112,669

Net Assets
Beginning of period	424,846,460	38,733,791
End of period (including undistributed net investment income of $2,663,101 and undistributed net investment income of $732,007, respectively)	$ 571,817,803	$ 424,846,460
Other Information Shares
Sold	19,680,058	34,572,860
Issued in reinvestment of distributions	91,636	321,637
Redeemed	(3,167,736)	(3,062,793)
Net increase (decrease)	16,603,958	31,831,704

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.21	.05
Net realized and unrealized gain (loss)	(1.04)	1.15	.87
Total from investment operations	(.98)	1.36	.92
Distributions from net investment income	(.02)	(.14)	(.10)
Distributions from net realized gain	(.01)	(.04)	(.01)
Total distributions	(.03)	(.17) H	(.11)
Net asset value, end of period	$ 10.99	$ 12.00	$ 10.81
Total Return B, C	(8.19)%	12.67%	9.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.08%	.05% A
Expenses net of fee waivers, if any	.08% A	.05%	.03% A
Expenses net of all reductions	.08% A	.05%	.03% A
Net investment income (loss)	1.07% A	1.82%	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,818	$ 424,846	$ 38,734
Portfolio turnover rate	18% A	21%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying funds. H Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.5	7.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	42.4	43.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.2	18.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.0	4.6
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	26.7	26.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.2	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.5%
Domestic Equity Funds	42.4%
Developed International Equity Funds	18.2%
Inflation-Protected Bond Funds	5.0%
Investment Grade Bond Funds	26.7%
Short-Term Funds	0.2%

Six months ago
Commodity Funds	7.7%
Domestic Equity Funds	43.1%
Developed International Equity Funds	18.5%
Inflation-Protected Bond Funds	4.6%
Investment Grade Bond Funds	26.0%
Short-Term Funds	0.1%

Expected
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.7%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	26.2%
Short-Term Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.9%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund Class F	2,860,581	$ 25,516,379
Domestic Equity Funds - 42.4%
Fidelity Spartan Total Market Index Fund Class F	4,439,887	145,317,495
TOTAL DOMESTIC EQUITY FUNDS (Cost $190,923,172)		170,833,874
International Equity Funds - 18.2%

Developed International Equity Funds - 18.2%
Fidelity Series Global ex U.S. Index Fund (Cost $72,942,495)	6,719,154	62,420,945
Bond Funds - 31.7%

Inflation-Protected Bond Funds - 5.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,504,923	16,990,582

	Shares	Value
Investment Grade Bond Funds - 26.7%
Fidelity Spartan U.S. Bond Index Fund Class F	7,739,805	$ 91,407,095
TOTAL BOND FUNDS (Cost $104,401,543)		108,397,677
Short-Term Funds - 0.2%

Fidelity Institutional Money Market Portfolio Class F (Cost $835,215)	835,215	835,215
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $369,102,425)		342,487,711
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,555)
NET ASSETS - 100%		$ 342,463,156
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $369,102,425) - See accompanying schedule		$ 342,487,711
Cash		2
Receivable for investments sold		5,321,270
Receivable for fund shares sold		1,215,313
Receivable from affiliate for expense reductions		18,304
Total assets		349,042,600

Liabilities
Payable for investments purchased	$ 6,176,770
Payable for fund shares redeemed	359,814
Other affiliated payables	42,860
Total liabilities		6,579,444

Net Assets		$ 342,463,156
Net Assets consist of:
Paid in capital		$ 363,415,466
Undistributed net investment income		1,508,805
Accumulated undistributed net realized gain (loss) on investments		4,153,599
Net unrealized appreciation (depreciation) on investments		(26,614,714)
Net Assets, for 31,241,482 shares outstanding		$ 342,463,156
Net Asset Value, offering price and redemption price per share ($342,463,156 ÷ 31,241,482 shares)		$ 10.96

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,656,136

Expenses
Transfer agent fees	$ 231,271
Independent trustees' compensation	502
Total expenses before reductions	231,773
Expense reductions	(106,772)	125,001
Net investment income (loss)		1,531,135
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(251,209)
Capital gain distributions from underlying funds	4,582,885
Total net realized gain (loss)		4,331,676
Change in net unrealized appreciation (depreciation) on investment securities		(41,842,693)
Net gain (loss)		(37,511,017)
Net increase (decrease) in net assets resulting from operations		$ (35,979,882)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,531,135	$ 1,840,145
Net realized gain (loss)	4,331,676	308,355
Change in net unrealized appreciation (depreciation)	(41,842,693)	14,933,566
Net increase (decrease) in net assets resulting from operations	(35,979,882)	17,082,066
Distributions to shareholders from net investment income	(343,349)	(1,558,093)
Distributions to shareholders from net realized gain	(171,674)	(306,925)
Total distributions	(515,023)	(1,865,018)
Share transactions Proceeds from sales of shares	149,045,684	229,890,433
Reinvestment of distributions	515,023	1,865,018
Cost of shares redeemed	(20,208,481)	(15,516,302)
Net increase (decrease) in net assets resulting from share transactions	129,352,226	216,239,149
Total increase (decrease) in net assets	92,857,321	231,456,197

Net Assets
Beginning of period	249,605,835	18,149,638
End of period (including undistributed net investment income of $1,508,805 and undistributed net investment income of $321,019, respectively)	$ 342,463,156	$ 249,605,835
Other Information Shares
Sold	12,471,412	19,940,336
Issued in reinvestment of distributions	41,804	159,348
Redeemed	(1,694,944)	(1,344,152)
Net increase (decrease)	10,818,272	18,755,532

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.22	.05
Net realized and unrealized gain (loss)	(1.30)	1.30	.94
Total from investment operations	(1.24)	1.52	.99
Distributions from net investment income	(.02)	(.15)	(.10)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.02) H	(.18)	(.11)
Net asset value, end of period	$ 10.96	$ 12.22	$ 10.88
Total Return B, C	(10.14)%	14.03%	9.93%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.09%	.05% A
Expenses net of fee waivers, if any	.08% A	.05%	.03% A
Expenses net of all reductions	.08% A	.05%	.03% A
Net investment income (loss)	.99% A	1.91%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,463	$ 249,606	$ 18,150
Portfolio turnover rate	17% A	18%	33%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFor the period October 2, 2009 (commencement of operations) to March 31, 2010. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. GAmounts do not include the activity of the underlying funds. HTotal distributions of $.02 is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.9	8.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	44.6	45.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	19.1	19.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.7	1.3
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	26.7	25.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.9%
Domestic Equity Funds	44.6%
Developed International Equity Funds	19.1%
Inflation-Protected Bond Funds	1.7%
Investment Grade Bond Funds	26.7%

Six months ago
Commodity Funds	8.2%
Domestic Equity Funds	45.7%
Developed International Equity Funds	19.5%
Inflation-Protected Bond Funds	1.3%
Investment Grade Bond Funds	25.3%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.5%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	2.8%
Inflation-Protected Bond Funds	2.0%
Investment Grade Bond Funds	26.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund Class F	3,787,504	$ 33,784,534
Domestic Equity Funds - 44.6%
Fidelity Spartan Total Market Index Fund Class F	5,874,570	192,274,686
TOTAL DOMESTIC EQUITY FUNDS (Cost $248,999,505)		226,059,220
International Equity Funds - 19.1%

Developed International Equity Funds - 19.1%
Fidelity Series Global ex U.S. Index Fund (Cost $95,196,150)	8,888,314	82,572,433
Bond Funds - 28.4%

Inflation-Protected Bond Funds - 1.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	639,414	7,218,985

	Shares	Value
Investment Grade Bond Funds - 26.7%
Fidelity Spartan U.S. Bond Index Fund Class F	9,737,552	$ 115,000,492
TOTAL BOND FUNDS (Cost $118,095,571)		122,219,477
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $462,291,226)		430,851,130
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,925)
NET ASSETS - 100%		$ 430,821,205
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $462,291,226) - See accompanying schedule		$ 430,851,130
Cash		1
Receivable for investments sold		5,886,072
Receivable for fund shares sold		1,665,857
Receivable from affiliate for expense reductions		22,947
Total assets		438,426,007

Liabilities
Payable for investments purchased	$ 7,354,433
Payable for fund shares redeemed	197,496
Other affiliated payables	52,873
Total liabilities		7,604,802

Net Assets		$ 430,821,205
Net Assets consist of:
Paid in capital		$ 455,003,897
Undistributed net investment income		1,863,965
Accumulated undistributed net realized gain (loss) on investments		5,393,439
Net unrealized appreciation (depreciation) on investments		(31,440,096)
Net Assets, for 39,245,540 shares outstanding		$ 430,821,205
Net Asset Value, offering price and redemption price per share ($430,821,205 ÷ 39,245,540 shares)		$ 10.98

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,039,032

Expenses
Transfer agent fees	$ 285,883
Independent trustees' compensation	624
Total expenses before reductions	286,507
Expense reductions	(138,263)	148,244
Net investment income (loss)		1,890,788
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(226,072)
Capital gain distributions from underlying funds	5,889,706
Total net realized gain (loss)		5,663,634
Change in net unrealized appreciation (depreciation) on investment securities		(55,281,948)
Net gain (loss)		(49,618,314)
Net increase (decrease) in net assets resulting from operations		$ (47,727,526)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,890,788	$ 2,704,377
Net realized gain (loss)	5,663,634	416,054
Change in net unrealized appreciation (depreciation)	(55,281,948)	23,464,646
Net increase (decrease) in net assets resulting from operations	(47,727,526)	26,585,077
Distributions to shareholders from net investment income	(487,380)	(2,291,099)
Distributions to shareholders from net realized gain	(216,613)	(463,152)
Total distributions	(703,993)	(2,754,251)
Share transactions Proceeds from sales of shares	187,263,099	280,096,122
Reinvestment of distributions	703,993	2,754,251
Cost of shares redeemed	(26,066,451)	(16,895,639)
Net increase (decrease) in net assets resulting from share transactions	161,900,641	265,954,734
Total increase (decrease) in net assets	113,469,122	289,785,560

Net Assets
Beginning of period	317,352,083	27,566,523
End of period (including undistributed net investment income of $1,863,965 and undistributed net investment income of $460,557, respectively)	$ 430,821,205	$ 317,352,083
Other Information Shares
Sold	15,651,185	24,414,790
Issued in reinvestment of distributions	56,682	233,211
Redeemed	(2,172,177)	(1,454,320)
Net increase (decrease)	13,535,690	23,193,681

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.22	.04
Net realized and unrealized gain (loss)	(1.39)	1.34	1.04
Total from investment operations	(1.33)	1.56	1.08
Distributions from net investment income	(.02)	(.15)	(.11)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.03)	(.18)	(.12)
Net asset value, end of period	$ 10.98	$ 12.34	$ 10.96
Total Return B, C	(10.83)%	14.27%	10.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.08%	.05% A
Expenses net of fee waivers, if any	.08% A	.05%	.03% A
Expenses net of all reductions	.08% A	.05%	.03% A
Net investment income (loss)	.99% A	1.90%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,821	$ 317,352	$ 27,567
Portfolio turnover rate	15% A	16%	21%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFor the period October 2, 2009 (commencement of operations) to March 31, 2010. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. GAmounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.9	9.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	51.0	51.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.9	21.9
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	18.2	17.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.9%
Domestic Equity Funds	51.0%
Developed International Equity Funds	21.9%
Investment Grade Bond Funds	18.2%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	51.3%
Developed International Equity Funds	21.9%
Investment Grade Bond Funds	17.6%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.2%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
Investment Grade Bond Funds	17.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.9%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund Class F	2,198,135	$ 19,607,362
Domestic Equity Funds - 51.0%
Fidelity Spartan Total Market Index Fund Class F	3,411,029	111,642,989
TOTAL DOMESTIC EQUITY FUNDS (Cost $147,328,657)		131,250,351
International Equity Funds - 21.9%

Developed International Equity Funds - 21.9%
Fidelity Series Global ex U.S. Index Fund (Cost $56,198,256)	5,161,470	47,950,054
Bond Funds - 18.2%
	Shares	Value
Investment Grade Bond Funds - 18.2%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $38,455,169)	3,370,723	$ 39,808,234
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $241,982,082)		219,008,639
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,186)
NET ASSETS - 100%		$ 218,994,453
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $241,982,082) - See accompanying schedule		$ 219,008,639
Cash		2
Receivable for investments sold		2,447,595
Receivable for fund shares sold		1,344,135
Receivable from affiliate for expense reductions		13,007
Total assets		222,813,378

Liabilities
Payable for investments purchased	$ 3,546,085
Payable for fund shares redeemed	245,648
Other affiliated payables	27,192
Total liabilities		3,818,925

Net Assets		$ 218,994,453
Net Assets consist of:
Paid in capital		$ 238,032,757
Undistributed net investment income		714,380
Accumulated undistributed net realized gain (loss) on investments		3,220,759
Net unrealized appreciation (depreciation) on investments		(22,973,443)
Net Assets, for 20,102,327 shares outstanding		$ 218,994,453
Net Asset Value, offering price and redemption price per share ($218,994,453 ÷ 20,102,327 shares)		$ 10.89

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 795,541

Expenses
Transfer agent fees	$ 146,554
Independent trustees' compensation	316
Total expenses before reductions	146,870
Expense reductions	(76,622)	70,248
Net investment income (loss)		725,293
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(166,813)
Capital gain distributions from underlying funds	3,485,145
Total net realized gain (loss)		3,318,332
Change in net unrealized appreciation (depreciation) on investment securities		(33,774,606)
Net gain (loss)		(30,456,274)
Net increase (decrease) in net assets resulting from operations		$ (29,730,981)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 725,293	$ 1,063,602
Net realized gain (loss)	3,318,332	143,220
Change in net unrealized appreciation (depreciation)	(33,774,606)	10,604,098
Net increase (decrease) in net assets resulting from operations	(29,730,981)	11,810,920
Distributions to shareholders from net investment income	(143,670)	(944,966)
Distributions to shareholders from net realized gain	(78,365)	(160,795)
Total distributions	(222,035)	(1,105,761)
Share transactions Proceeds from sales of shares	112,336,269	135,125,711
Reinvestment of distributions	222,035	1,105,761
Cost of shares redeemed	(13,709,773)	(7,565,851)
Net increase (decrease) in net assets resulting from share transactions	98,848,531	128,665,621
Total increase (decrease) in net assets	68,895,515	139,370,780

Net Assets
Beginning of period	150,098,938	10,728,158
End of period (including undistributed net investment income of $714,380 and undistributed net investment income of $132,757, respectively)	$ 218,994,453	$ 150,098,938
Other Information Shares
Sold	9,251,043	11,548,299
Issued in reinvestment of distributions	17,608	92,474
Redeemed	(1,134,768)	(645,493)
Net increase (decrease)	8,133,883	10,995,280

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.21	.03
Net realized and unrealized gain (loss)	(1.67)	1.48	1.11
Total from investment operations	(1.63)	1.69	1.14
Distributions from net investment income	(.01)	(.15)	(.11)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.02)	(.17) H	(.12)
Net asset value, end of period	$ 10.89	$ 12.54	$ 11.02
Total Return B, C	(13.04)%	15.46%	11.38%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.09%	.05% A
Expenses net of fee waivers, if any	.07% A	.05%	.03% A
Expenses net of all reductions	.07% A	.05%	.03% A
Net investment income (loss)	.74% A	1.83%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,994	$ 150,099	$ 10,728
Portfolio turnover rate	13% A	12%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying funds. H Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.0	9.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	51.5	51.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.1	22.2
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	17.4	16.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.0%
Domestic Equity Funds	51.5%
Developed International Equity Funds	22.1%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	51.8%
Developed International Equity Funds	22.2%
Investment Grade Bond Funds	16.7%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.2%
Investment Grade Bond Funds	17.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F	2,705,215	$ 24,130,516
Domestic Equity Funds - 51.5%
Fidelity Spartan Total Market Index Fund Class F	4,197,629	137,388,403
TOTAL DOMESTIC EQUITY FUNDS (Cost $178,348,578)		161,518,919
International Equity Funds - 22.1%

Developed International Equity Funds - 22.1%
Fidelity Series Global ex U.S. Index Fund (Cost $68,153,454)	6,353,888	59,027,621
Bond Funds - 17.4%
	Shares	Value
Investment Grade Bond Funds - 17.4%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $45,031,346)	3,942,493	$ 46,560,838
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $291,533,378)		267,107,378
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,986)
NET ASSETS - 100%		$ 267,090,392
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $291,533,378) - See accompanying schedule		$ 267,107,378
Cash		2
Receivable for investments sold		3,099,171
Receivable for fund shares sold		1,363,377
Receivable from affiliate for expense reductions		15,823
Total assets		271,585,751

Liabilities
Payable for investments purchased	$ 4,294,445
Payable for fund shares redeemed	168,104
Other affiliated payables	32,810
Total liabilities		4,495,359

Net Assets		$ 267,090,392
Net Assets consist of:
Paid in capital		$ 286,837,475
Undistributed net investment income		840,082
Accumulated undistributed net realized gain (loss) on investments		3,838,835
Net unrealized appreciation (depreciation) on investments		(24,426,000)
Net Assets, for 24,495,583 shares outstanding		$ 267,090,392
Net Asset Value, offering price and redemption price per share ($267,090,392 ÷ 24,495,583 shares)		$ 10.90

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 928,295

Expenses
Transfer agent fees	$ 174,669
Independent trustees' compensation	374
Total expenses before reductions	175,043
Expense reductions	(94,036)	81,007
Net investment income (loss)		847,288
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(251,117)
Capital gain distributions from underlying funds	4,215,937
Total net realized gain (loss)		3,964,820
Change in net unrealized appreciation (depreciation) on investment securities		(40,771,240)
Net gain (loss)		(36,806,420)
Net increase (decrease) in net assets resulting from operations		$ (35,959,132)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 847,288	$ 1,519,719
Net realized gain (loss)	3,964,820	248,801
Change in net unrealized appreciation (depreciation)	(40,771,240)	16,124,017
Net increase (decrease) in net assets resulting from operations	(35,959,132)	17,892,537
Distributions to shareholders from net investment income	(173,144)	(1,372,639)
Distributions to shareholders from net realized gain	(125,922)	(244,087)
Total distributions	(299,066)	(1,616,726)
Share transactions Proceeds from sales of shares	146,452,353	150,551,902
Reinvestment of distributions	299,066	1,616,726
Cost of shares redeemed	(17,567,033)	(10,539,220)
Net increase (decrease) in net assets resulting from share transactions	129,184,386	141,629,408
Total increase (decrease) in net assets	92,926,188	157,905,219

Net Assets
Beginning of period	174,164,204	16,258,985
End of period (including undistributed net investment income of $840,082 and undistributed net investment income of $165,938, respectively)	$ 267,090,392	$ 174,164,204
Other Information Shares
Sold	12,076,887	13,146,818
Issued in reinvestment of distributions	23,660	134,917
Redeemed	(1,451,938)	(906,863)
Net increase (decrease)	10,648,609	12,374,872

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.21	.03
Net realized and unrealized gain (loss)	(1.70)	1.50	1.13
Total from investment operations	(1.66)	1.71	1.16
Distributions from net investment income	(.01)	(.15)	(.11)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.02)	(.17) H	(.12)
Net asset value, end of period	$ 10.90	$ 12.58	$ 11.04
Total Return B, C	(13.22)%	15.59%	11.58%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.08%	.05% A
Expenses net of fee waivers, if any	.07% A	.05%	.03% A
Expenses net of all reductions	.07% A	.05%	.03% A
Net investment income (loss)	.73% A	1.80%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,090	$ 174,164	$ 16,259
Portfolio turnover rate	14% A	13%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying funds. H Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2	9.5
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	52.7	52.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.6	22.6
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	15.5	15.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	52.7%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.5%

Six months ago
Commodity Funds	9.5%
Domestic Equity Funds	52.9%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.0%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
Investment Grade Bond Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	1,051,254	$ 9,377,188
Domestic Equity Funds - 52.7%
Fidelity Spartan Total Market Index Fund Class F	1,630,035	53,351,044
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,604,895)		62,728,232
International Equity Funds - 22.6%

Developed International Equity Funds - 22.6%
Fidelity Series Global ex U.S. Index Fund (Cost $26,819,558)	2,466,357	22,912,452
Bond Funds - 15.5%
	Shares	Value
Investment Grade Bond Funds - 15.5%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $15,162,304)	1,325,005	$ 15,648,303
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $112,586,757)		101,288,987
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,301)
NET ASSETS - 100%		$ 101,282,686
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $112,586,757) - See accompanying schedule		$ 101,288,987
Cash		2
Receivable for investments sold		1,018,014
Receivable for fund shares sold		743,214
Receivable from affiliate for expense reductions		6,100
Total assets		103,056,317

Liabilities
Payable for investments purchased	$ 1,678,438
Payable for fund shares redeemed	82,789
Other affiliated payables	12,404
Total liabilities		1,773,631

Net Assets		$ 101,282,686
Net Assets consist of:
Paid in capital		$ 110,850,002
Undistributed net investment income		263,532
Accumulated undistributed net realized gain (loss) on investments		1,466,922
Net unrealized appreciation (depreciation) on investments		(11,297,770)
Net Assets, for 9,294,159 shares outstanding		$ 101,282,686
Net Asset Value, offering price and redemption price per share ($101,282,686 ÷ 9,294,159 shares)		$ 10.90

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying fund		$ 293,429

Expenses
Transfer agent fees	$ 61,474
Independent trustees' compensation	127
Total expenses before reductions	61,601
Expense reductions	(32,405)	29,196
Net investment income (loss)		264,233
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(121,394)
Capital gain distributions from underlying funds	1,625,745
Total net realized gain (loss)		1,504,351
Change in net unrealized appreciation (depreciation) on investment securities		(15,605,899)
Net gain (loss)		(14,101,548)
Net increase (decrease) in net assets resulting from operations		$ (13,837,315)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 264,233	$ 401,094
Net realized gain (loss)	1,504,351	54,490
Change in net unrealized appreciation (depreciation)	(15,605,899)	4,221,501
Net increase (decrease) in net assets resulting from operations	(13,837,315)	4,677,085
Distributions to shareholders from net investment income	(45,410)	(360,994)
Distributions to shareholders from net realized gain	(30,273)	(60,729)
Total distributions	(75,683)	(421,723)
Share transactions Proceeds from sales of shares	68,471,301	48,244,564
Reinvestment of distributions	75,683	421,723
Cost of shares redeemed	(6,898,037)	(3,587,725)
Net increase (decrease) in net assets resulting from share transactions	61,648,947	45,078,562
Total increase (decrease) in net assets	47,735,949	49,333,924

Net Assets
Beginning of period	53,546,737	4,212,813
End of period (including undistributed net investment income of $263,532 and undistributed net investment income of $44,709, respectively)	$ 101,282,686	$ 53,546,737
Other Information Shares
Sold	5,621,425	4,132,540
Issued in reinvestment of distributions	5,964	35,073
Redeemed	(574,383)	(307,550)
Net increase (decrease)	5,053,006	3,860,063

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.21	.03
Net realized and unrealized gain (loss)	(1.75)	1.54	1.14
Total from investment operations	(1.71)	1.75	1.17
Distributions from net investment income	(.01)	(.14)	(.11)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.02)	(.17)	(.12)
Net asset value, end of period	$ 10.90	$ 12.63	$ 11.05
Total Return B, C	(13.60)%	15.91%	11.68%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.09%	.05% A
Expenses net of fee waivers, if any	.07% A	.05%	.04% A
Expenses net of all reductions	.07% A	.05%	.04% A
Net investment income (loss)	.64% A	1.83%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,283	$ 53,547	$ 4,213
Portfolio turnover rate	13% A	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.6	9.9
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	54.8	55.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	23.5	23.7
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	12.1	11.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	54.8%
Developed International Equity Funds	23.5%
Investment Grade Bond Funds	12.1%

Six months ago
Commodity Funds	9.9%
Domestic Equity Funds	55.3%
Developed International Equity Funds	23.7%
Investment Grade Bond Funds	11.1%

Expected
Commodity Funds	9.6%
Domestic Equity Funds	54.4%
Developed International Equity Funds	19.8%
Emerging Markets Equity Funds	3.5%
Investment Grade Bond Funds	12.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2011. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund Class F	823,597	$ 7,346,482
Domestic Equity Funds - 54.8%
Fidelity Spartan Total Market Index Fund Class F	1,278,223	41,836,234
TOTAL DOMESTIC EQUITY FUNDS (Cost $55,346,557)		49,182,716
International Equity Funds - 23.5%

Developed International Equity Funds - 23.5%
Fidelity Series Global ex U.S. Index Fund (Cost $21,008,829)	1,934,126	17,968,034
Bond Funds - 12.1%
	Shares	Value
Investment Grade Bond Funds - 12.1%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $8,983,950)	784,524	$ 9,265,228
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $85,339,336)		76,415,978
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,573)
NET ASSETS - 100%		$ 76,411,405
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $85,339,336) - See accompanying schedule		$ 76,415,978
Cash		2
Receivable for investments sold		862,523
Receivable for fund shares sold		554,263
Receivable from affiliate for expense reductions		4,774
Total assets		77,837,540

Liabilities
Payable for investments purchased	$ 1,153,169
Payable for fund shares redeemed	263,617
Other affiliated payables	9,349
Total liabilities		1,426,135

Net Assets		$ 76,411,405
Net Assets consist of:
Paid in capital		$ 84,043,844
Undistributed net investment income		163,894
Accumulated undistributed net realized gain (loss) on investments		1,127,025
Net unrealized appreciation (depreciation) on investments		(8,923,358)
Net Assets, for 7,014,702 shares outstanding		$ 76,411,405
Net Asset Value, offering price and redemption price per share ($76,411,405 ÷ 7,014,702 shares)		$ 10.89

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 186,439

Expenses
Transfer agent fees	$ 46,167
Independent trustees' compensation	94
Total expenses before reductions	46,261
Expense reductions	(25,535)	20,726
Net investment income (loss)		165,713
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(134,939)
Capital gain distributions from underlying funds	1,282,641
Total net realized gain (loss)		1,147,702
Change in net unrealized appreciation (depreciation) on investment securities		(12,340,991)
Net gain (loss)		(11,193,289)
Net increase (decrease) in net assets resulting from operations		$ (11,027,576)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,713	$ 276,910
Net realized gain (loss)	1,147,702	38,651
Change in net unrealized appreciation (depreciation)	(12,340,991)	3,376,487
Net increase (decrease) in net assets resulting from operations	(11,027,576)	3,692,048
Distributions to shareholders from net investment income	(19,385)	(260,515)
Distributions to shareholders from net realized gain	(19,385)	(38,272)
Total distributions	(38,770)	(298,787)
Share transactions Proceeds from sales of shares	57,384,303	34,393,320
Reinvestment of distributions	38,770	298,787
Cost of shares redeemed	(6,703,600)	(2,965,316)
Net increase (decrease) in net assets resulting from share transactions	50,719,473	31,726,791
Total increase (decrease) in net assets	39,653,127	35,120,052

Net Assets
Beginning of period	36,758,278	1,638,226
End of period (including undistributed net investment income of $163,894 and undistributed net investment income of $17,566, respectively)	$ 76,411,405	$ 36,758,278
Other Information Shares
Sold	4,674,813	2,970,926
Issued in reinvestment of distributions	3,024	24,655
Redeemed	(550,779)	(255,549)
Net increase (decrease)	4,127,058	2,740,032

Financial Highlights

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.20	.04
Net realized and unrealized gain (loss)	(1.86)	1.59	1.18
Total from investment operations	(1.83)	1.79	1.22
Distributions from net investment income	(.01)	(.14)	(.11)
Distributions from net realized gain	(.01)	(.02)	(.01)
Total distributions	(.01) H	(.16)	(.12)
Net asset value, end of period	$ 10.89	$ 12.73	$ 11.10
Total Return B, C	(14.39)%	16.19%	12.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.08%	.05% A
Expenses net of fee waivers, if any	.07% A	.05%	.04% A
Expenses net of all reductions	.07% A	.05%	.04% A
Net investment income (loss)	.54% A	1.72%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,411	$ 36,758	$ 1,638
Portfolio turnover rate	15% A	11%	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFor the period October 2, 2009 (commencement of operations) to March 31, 2010. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. GAmounts do not include the activity of the underlying funds. HTotal distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2011
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	55.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	24.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	10.4
Net Other Assets (Liabilities)*	0.0
100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.8%
Domestic Equity Funds	55.8%
Developed International Equity Funds	24.0%
Investment Grade Bond Funds	10.4%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.6%
Investment Grade Bond Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2011. The expected allocation represents the fund's anticipated allocation at March 31, 2012.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F	50,025	$ 446,225
Domestic Equity Funds - 55.8%
Fidelity Spartan Total Market Index Fund Class F	77,654	2,541,631
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,559,009)		2,987,856
International Equity Funds - 24.0%

Developed International Equity Funds - 24.0%
Fidelity Series Global ex U.S. Index Fund (Cost $1,343,156)	117,498	1,091,561
Bond Funds - 10.4%
	Shares	Value
Investment Grade Bond Funds - 10.4%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $466,036)	40,247	$ 475,318
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,368,201)		4,554,735
NET OTHER ASSETS (LIABILITIES) - 0.0%		(259)
NET ASSETS - 100%		$ 4,554,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $5,368,201) - See accompanying schedule		$ 4,554,735
Cash		15
Receivable for investments sold		65,708
Receivable from affiliate for expense reductions		295
Total assets		4,620,753

Liabilities
Payable for investments purchased	$ 65,708
Other affiliated payables	569
Total liabilities		66,277

Net Assets		$ 4,554,476
Net Assets consist of:
Paid in capital		$ 5,285,356
Undistributed net investment income		4,409
Accumulated undistributed net realized gain (loss) on investments		78,177
Net unrealized appreciation (depreciation) on investments		(813,466)
Net Assets, for 532,340 shares outstanding		$ 4,554,476
Net Asset Value, offering price and redemption price per share ($4,554,476 ÷ 532,340 shares)		$ 8.56

Statement of Operations

For the period June 1, 2011 (commencement of operations) to September 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,208
Interest		15
Total income		5,223

Expenses
Transfer agent fees	$ 2,380
Independent trustees' compensation	4
Total expenses before reductions	2,384
Expense reductions	(1,570)	814
Net investment income (loss)		4,409
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,440)
Capital gain distributions from underlying funds	80,617
Total net realized gain (loss)		78,177
Change in net unrealized appreciation (depreciation) on investment securities		(813,466)
Net gain (loss)		(735,289)
Net increase (decrease) in net assets resulting from operations		$ (730,880)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to September 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,409
Net realized gain (loss)	78,177
Change in net unrealized appreciation (depreciation)	(813,466)
Net increase (decrease) in net assets resulting from operations	(730,880)
Share transactions Proceeds from sales of shares	5,289,507
Cost of shares redeemed	(4,151)
Net increase (decrease) in net assets resulting from share transactions	5,285,356
Total increase (decrease) in net assets	4,554,476

Net Assets
Beginning of period	$ -
End of period (including undistributed net investment income of $4,409)	$ 4,554,476
Other Information Shares
Sold	532,816
Redeemed	(476)
Net increase (decrease)	532,340

Financial Highlights

Period ended September 30, 2011 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(1.45)
Total from investment operations	(1.44)
Net asset value, end of period	$ 8.56
Total Return B, C	(14.40)%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,554
Portfolio turnover rate	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period June 1, 2011 (commencement of operations) to September 30, 2011. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2011 (Unaudited)

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Fidelity Freedom Index 2055 Fund commenced operations on June 1, 2011. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$ 53,225,375	$ 957,583	$ (1,243,121)	$ (285,538)
Fidelity Freedom Index 2000 Fund	34,027,503	642,107	(877,944)	(235,837)

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index 2005 Fund	$ 37,599,949	$ 583,382	$ (2,298,317)	$ (1,714,935)
Fidelity Freedom Index 2010 Fund	203,883,774	3,636,457	(11,488,172)	(7,851,715)
Fidelity Freedom Index 2015 Fund	304,562,844	5,111,506	(18,992,859)	(13,881,353)
Fidelity Freedom Index 2020 Fund	601,644,062	9,371,283	(39,155,996)	(29,784,713)
Fidelity Freedom Index 2025 Fund	369,576,628	4,979,563	(32,068,480)	(27,088,917)
Fidelity Freedom Index 2030 Fund	462,828,202	5,462,917	(37,439,989)	(31,977,072)
Fidelity Freedom Index 2035 Fund	242,263,561	2,005,432	(25,260,354)	(23,254,922)
Fidelity Freedom Index 2040 Fund	291,926,534	2,487,414	(27,306,570)	(24,819,156)
Fidelity Freedom Index 2045 Fund	112,748,287	733,741	(12,193,041)	(11,459,300)
Fidelity Freedom Index 2050 Fund	85,492,837	477,563	(9,554,422)	(9,076,859)
Fidelity Freedom Index 2055 Fund	5,371,204	9,309	(825,778)	(816,469)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be March 31, 2012.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	23,193,557	7,662,902
Fidelity Freedom Index 2000 Fund	16,039,403	7,009,512
Fidelity Freedom Index 2005 Fund	21,068,073	6,294,739
Fidelity Freedom Index 2010 Fund	94,518,871	27,091,426
Fidelity Freedom Index 2015 Fund	125,183,386	31,014,151
Fidelity Freedom Index 2020 Fund	248,453,815	45,239,554
Fidelity Freedom Index 2025 Fund	161,501,125	26,538,655
Fidelity Freedom Index 2030 Fund	198,375,285	29,384,410
Fidelity Freedom Index 2035 Fund	115,571,920	12,727,468
Fidelity Freedom Index 2040 Fund	150,408,343	16,450,444
Fidelity Freedom Index 2045 Fund	68,926,621	5,459,332
Fidelity Freedom Index 2050 Fund	56,594,596	4,462,359
Fidelity Freedom Index 2055 Fund	5,578,845	208,306

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each Fund were as follows:

	Amount	% of Average Net Assets*
Fidelity Freedom Index Income Fund	$ 33,756	.15%.
Fidelity Freedom Index 2000 Fund	23,408.15%
Fidelity Freedom Index 2005 Fund	24,148.15%
Fidelity Freedom Index 2010 Fund	128,851.15%
Fidelity Freedom Index 2015 Fund	198,759.15%
Fidelity Freedom Index 2020 Fund	378,894.15%
Fidelity Freedom Index 2025 Fund	231,271.15%
Fidelity Freedom Index 2030 Fund	285,883.15%
Fidelity Freedom Index 2035 Fund	146,554.15%
Fidelity Freedom Index 2040 Fund	174,669.15%
Fidelity Freedom Index 2045 Fund	61,474.15%
Fidelity Freedom Index 2050 Fund	46,167.15%
Fidelity Freedom Index 2055 Fund	2,380.15%

* Annualized

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 30, 2012. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Freedom Index Income Fund	.19%	$ 14,163
Fidelity Freedom Index 2000 Fund	.19%	9,901
Fidelity Freedom Index 2005 Fund	.19%	10,130
Fidelity Freedom Index 2010 Fund	.19%	55,509
Fidelity Freedom Index 2015 Fund	.19%	84,318
Fidelity Freedom Index 2020 Fund	.19%	168,613
Fidelity Freedom Index 2025 Fund	.19%	106,772
Fidelity Freedom Index 2030 Fund	.19%	138,263
Fidelity Freedom Index 2035 Fund	.19%	76,622
Fidelity Freedom Index 2040 Fund	.19%	94,036
Fidelity Freedom Index 2045 Fund	.19%	32,405
Fidelity Freedom Index 2050 Fund	.19%	25,535
Fidelity Freedom Index 2055 Fund	.19%	1,570

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control: however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020	Fidelity Freedom Index 2025	Fidelity Freedom Index 2030	Fidelity Freedom Index 2035	Fidelity Freedom Index 2040
Fidelity Series Global ex U.S. Index Fund	19%	14%	18%	11%	13%

Semiannual Report

6. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of Shares held
Fidelity Series Global ex U.S. Index Fund	100%

In addition, at the end of the period, FMR or its affiliates were the owners of record of 94% of the outstanding shares of Fidelity Freedom Index 2055 Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index 2055 Fund

On March 17, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity Freedom funds.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses (excluding the fees and expenses of underlying funds) in reviewing the Advisory Contracts. The Board noted that the fund does not pay a management fee for investment advisory services. In its review of the fund's total expenses, the Board considered that although Class W of the fund pays transfer agency fees, the fund invests in underlying Fidelity funds or classes of funds that do not pay transfer agency fees to avoid charging fund-paid transfer agent fees at both fund levels. The Board further noted that FMR pays all other expenses of the fund, with limited exceptions.

The Board also noted that FMR has contractually agreed to reimburse expenses of Class W of Fidelity Freedom Index 2055 Fund until May 30, 2012, to the extent that total annual operating expenses, including acquired fund fees and expenses, exceed 19 bp (excluding interest, taxes, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests).

Based on its review, the Board concluded that the fund's projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds (other than Fidelity Freedom Index 2055 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance, given that even competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and glide path construction. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2010, the fund's total return and the total return of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Freedom Index Income Fund).

Freedom Index 2000 Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom Index 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom Index 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2045 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2050 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom Index Income Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2000 Fund

Freedom Index 2005 Fund

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Freedom Index 2010 Fund

Freedom Index 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2020 Fund

Freedom Index 2025 Fund

Semiannual Report

Freedom Index 2030 Fund

Freedom Index 2035 Fund

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2040 Fund

Freedom Index 2045 Fund

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Freedom Index 2050 Fund

Freedom Index Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agency fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FRX-W-USAN-1111
1.899266.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011